UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2009

Item 1. Reports to Stockholders

Fidelity Asset Manager® Funds -
20%, 30%, 40%, 50%, 60%, 70%, 85%

Semiannual Report

March 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	3	Ned Johnson's message to shareholders.
Shareholder Expense Example	4	An example of shareholder expenses.
Asset Manager 20%	8 9 10 12	Investment Changes Investment Summary Investments Financial Statements
Asset Manager 30%	17 18 19 21	Investment Changes Investment Summary Investments Financial Statements
Asset Manager 40%	26 27 28 30	Investment Changes Investment Summary Investments Financial Statements
Asset Manager 50%	35 36 37 40	Investment Changes Investment Summary Investments Financial Statements
Asset Manager 60%	45 46 47 50	Investment Changes Investment Summary Investments Financial Statements
Asset Manager 70%	55 56 57 60	Investment Changes Investment Summary Investments Financial Statements
Asset Manager 85%	65 66 67 70	Investment Changes Investment Summary Investments Financial Statements
Notes	75	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

The Funds invest in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Funds, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Funds presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Funds also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Funds' annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2008 to March 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During Period* October 1, 2008 to March 31, 2009
Fidelity Asset Manager 20%
Class A	.90%
Actual		$ 1,000.00	$ 920.00	$ 4.31
HypotheticalA		$ 1,000.00	$ 1,020.44	$ 4.53
Class T	1.14%
Actual		$ 1,000.00	$ 919.60	$ 5.46
HypotheticalA		$ 1,000.00	$ 1,019.25	$ 5.74
Class B	1.65%
Actual		$ 1,000.00	$ 916.30	$ 7.88
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.30
Class C	1.65%
Actual		$ 1,000.00	$ 916.50	$ 7.88
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.30
Asset Manager 20%	.58%
Actual		$ 1,000.00	$ 921.50	$ 2.78
HypotheticalA		$ 1,000.00	$ 1,022.04	$ 2.92
Institutional Class	.56%
Actual		$ 1,000.00	$ 922.30	$ 2.68
HypotheticalA		$ 1,000.00	$ 1,022.14	$ 2.82
	Annualized Expense Ratio	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During Period* October 1, 2008 to March 31, 2009
Fidelity Asset Manager 30%
Class A	.90%
Actual		$ 1,000.00	$ 886.40	$ 4.23
HypotheticalA		$ 1,000.00	$ 1,020.44	$ 4.53
Class T	1.15%
Actual		$ 1,000.00	$ 886.20	$ 5.41
HypotheticalA		$ 1,000.00	$ 1,019.20	$ 5.79
Class B	1.65%
Actual		$ 1,000.00	$ 884.20	$ 7.75
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.30
Class C	1.65%
Actual		$ 1,000.00	$ 883.90	$ 7.75
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.30
Asset Manager 30%	.65%
Actual		$ 1,000.00	$ 888.60	$ 3.06
HypotheticalA		$ 1,000.00	$ 1,021.69	$ 3.28
Institutional Class	.65%
Actual		$ 1,000.00	$ 888.60	$ 3.06
HypotheticalA		$ 1,000.00	$ 1,021.69	$ 3.28
Fidelity Asset Manager 40%
Class A	.90%
Actual		$ 1,000.00	$ 855.50	$ 4.16
HypotheticalA		$ 1,000.00	$ 1,020.44	$ 4.53
Class T	1.15%
Actual		$ 1,000.00	$ 855.20	$ 5.32
HypotheticalA		$ 1,000.00	$ 1,019.20	$ 5.79
Class B	1.65%
Actual		$ 1,000.00	$ 853.70	$ 7.63
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.30
Class C	1.65%
Actual		$ 1,000.00	$ 852.70	$ 7.62
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.30
Asset Manager 40%	.65%
Actual		$ 1,000.00	$ 856.60	$ 3.01
HypotheticalA		$ 1,000.00	$ 1,021.69	$ 3.28
Institutional Class	.65%
Actual		$ 1,000.00	$ 856.60	$ 3.01
HypotheticalA		$ 1,000.00	$ 1,021.69	$ 3.28
Fidelity Asset Manager 50%
Class A	1.07%
Actual		$ 1,000.00	$ 830.70	$ 4.88
HypotheticalA		$ 1,000.00	$ 1,019.60	$ 5.39
Class T	1.32%
Actual		$ 1,000.00	$ 829.60	$ 6.02
HypotheticalA		$ 1,000.00	$ 1,018.35	$ 6.64
Class B	1.85%
Actual		$ 1,000.00	$ 827.40	$ 8.43
HypotheticalA		$ 1,000.00	$ 1,015.71	$ 9.30
	Annualized Expense Ratio	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During Period* October 1, 2008 to March 31, 2009
Class C	1.85%
Actual		$ 1,000.00	$ 827.50	$ 8.43
HypotheticalA		$ 1,000.00	$ 1,015.71	$ 9.30
Asset Manager 50%	.79%
Actual		$ 1,000.00	$ 832.10	$ 3.61
HypotheticalA		$ 1,000.00	$ 1,020.99	$ 3.98
Institutional Class	.71%
Actual		$ 1,000.00	$ 831.70	$ 3.24
HypotheticalA		$ 1,000.00	$ 1,021.39	$ 3.58
Fidelity Asset Manager 60%
Class A	1.10%
Actual		$ 1,000.00	$ 811.50	$ 4.97
HypotheticalA		$ 1,000.00	$ 1,019.45	$ 5.54
Class T	1.35%
Actual		$ 1,000.00	$ 810.10	$ 6.09
HypotheticalA		$ 1,000.00	$ 1,018.20	$ 6.79
Class B	1.85%
Actual		$ 1,000.00	$ 808.80	$ 8.34
HypotheticalA		$ 1,000.00	$ 1,015.71	$ 9.30
Class C	1.85%
Actual		$ 1,000.00	$ 807.90	$ 8.34
HypotheticalA		$ 1,000.00	$ 1,015.71	$ 9.30
Asset Manager 60%	.85%
Actual		$ 1,000.00	$ 812.10	$ 3.84
HypotheticalA		$ 1,000.00	$ 1,020.69	$ 4.28
Institutional Class	.85%
Actual		$ 1,000.00	$ 812.10	$ 3.84
HypotheticalA		$ 1,000.00	$ 1,020.69	$ 4.28
Fidelity Asset Manager 70%
Class A	1.20%
Actual		$ 1,000.00	$ 773.40	$ 5.31
HypotheticalA		$ 1,000.00	$ 1,018.95	$ 6.04
Class T	1.46%
Actual		$ 1,000.00	$ 772.80	$ 6.45
HypotheticalA		$ 1,000.00	$ 1,017.65	$ 7.34
Class B	1.95%
Actual		$ 1,000.00	$ 770.20	$ 8.61
HypotheticalA		$ 1,000.00	$ 1,015.21	$ 9.80
Class C	1.95%
Actual		$ 1,000.00	$ 770.30	$ 8.61
HypotheticalA		$ 1,000.00	$ 1,015.21	$ 9.80
Asset Manager 70%	.90%
Actual		$ 1,000.00	$ 774.80	$ 3.98
HypotheticalA		$ 1,000.00	$ 1,020.44	$ 4.53
Institutional Class	.93%
Actual		$ 1,000.00	$ 774.70	$ 4.11
HypotheticalA		$ 1,000.00	$ 1,020.29	$ 4.68
	Annualized Expense Ratio	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During Period* October 1, 2008 to March 31, 2009
Fidelity Asset Manager 85%
Class A	1.21%
Actual		$ 1,000.00	$ 739.80	$ 5.25
HypotheticalA		$ 1,000.00	$ 1,018.90	$ 6.09
Class T	1.47%
Actual		$ 1,000.00	$ 738.30	$ 6.37
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.39
Class B	1.97%
Actual		$ 1,000.00	$ 736.90	$ 8.53
HypotheticalA		$ 1,000.00	$ 1,015.11	$ 9.90
Class C	1.97%
Actual		$ 1,000.00	$ 736.90	$ 8.53
HypotheticalA		$ 1,000.00	$ 1,015.11	$ 9.90
Asset Manager 85%	.97%
Actual		$ 1,000.00	$ 740.30	$ 4.21
HypotheticalA		$ 1,000.00	$ 1,020.09	$ 4.89
Institutional Class	.83%
Actual		$ 1,000.00	$ 740.60	$ 3.60
HypotheticalA		$ 1,000.00	$ 1,020.79	$ 4.18

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Funds annualized expense ratio.

In addition to the expenses noted above, the Funds also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than ..01% to .10%.

Semiannual Report

Fidelity Asset Manager 20%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.
Top Five Bond Issuers as of March 31, 2009
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	15.6	17.8
U.S. Treasury Obligations	6.4	2.8
Government National Mortgage Association	2.6	2.5
Freddie Mac	2.6	6.6
Simon Property Group LP	0.7	0.5
	27.9
Quality Diversification (% of fund's net assets)
As of March 31, 2009	As of September 30, 2008
U.S. Government and U.S. Government Agency Obligations 27.6%	U.S. Government and U.S. Government Agency Obligations 30.0%
AAA,AA,A 13.3%	AAA,AA,A 14.1%
BBB 10.0%	BBB 10.2%
BB and Below 7.1%	BB and Below 5.2%
Not Rated 0.3%	Not Rated 0.7%
Equities 19.4%	Equities 20.1%
Short-Term Investments and Net Other Assets 22.3%	Short-Term Investments and Net Other Assets 19.7%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of March 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Procter & Gamble Co.	0.3	0.3
Hewlett-Packard Co.	0.3	0.0
The Coca-Cola Co.	0.2	0.2
QUALCOMM, Inc.	0.2	0.1
PepsiCo, Inc.	0.2	0.2
	1.2
Asset Allocation (% of fund's net assets)
As of March 31, 2009	As of September 30, 2008
Stock class and Equity Futures 19.4%	Stock class and Equity Futures 19.8%
Bond class 56.6%	Bond class 59.3%
Short-Term class 24.0%	Short-Term class 20.9%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 20%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2009
% of fund's net assets
Equity Central Funds
Fidelity Information Technology Central Fund	3.4
Fidelity Health Care Central Fund	2.9
Fidelity Financials Central Fund	2.4
Fidelity Consumer Staples Central Fund	2.2
Fidelity Industrials Central Fund	2.2
Fidelity Consumer Discretionary Central Fund	2.1
Fidelity Energy Central Fund	2.1
Fidelity Materials Central Fund	0.8
Fidelity Utilities Central Fund	0.8
Fidelity Telecom Services Central Fund	0.8
Total Equity Central Funds	19.7
Fixed-Income Central Funds
Investment Grade Fixed-Income Funds	51.5
High Yield Fixed-Income Funds	5.9
Total Fixed-Income Central Funds	57.4
Money Market Central Funds	22.9
Net Other Assets	0.0
Total	100.0
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds was 7.7% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 20%

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 19.7%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	555,344	$ 38,146,543
Fidelity Consumer Staples Central Fund (b)	449,134	39,860,616
Fidelity Energy Central Fund (b)	568,512	37,999,327
Fidelity Financials Central Fund (b)	1,235,130	43,723,611
Fidelity Health Care Central Fund (b)	650,520	52,249,765
Fidelity Industrials Central Fund (b)	595,654	39,753,928
Fidelity Information Technology Central Fund (b)	815,426	61,898,958
Fidelity Materials Central Fund (b)	182,000	14,463,525
Fidelity Telecom Services Central Fund (b)	173,749	13,333,527
Fidelity Utilities Central Fund (b)	197,092	14,433,081
TOTAL EQUITY CENTRAL FUNDS (Cost $534,679,824)		355,862,881
Fixed-Income Central Funds - 57.4%

High Yield Fixed-Income Funds - 5.9%
Fidelity Floating Rate Central Fund (b)	483,395	34,383,920
Fidelity High Income Central Fund 1 (b)	973,943	70,951,768
TOTAL HIGH YIELD FIXED-INCOME FUNDS		105,335,688
Investment Grade Fixed-Income Funds - 51.5%
Fidelity Tactical Income Central Fund (b)	10,893,466	929,757,354
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,189,389,066)		1,035,093,042
Money Market Central Funds - 22.9%
	Shares	Value
Fidelity Cash Central Fund, 0.52% (a)	44,402,634	$ 44,402,634
Fidelity Money Market Central Fund, 1.36% (a)	368,550,134	368,550,134
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $412,952,768)		412,952,768
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,137,021,658)		1,803,908,691
NET OTHER ASSETS - 0.0%		295,868
NET ASSETS - 100%		$ 1,804,204,559
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,089,060
Fidelity Consumer Discretionary Central Fund	389,235
Fidelity Consumer Staples Central Fund	544,305
Fidelity Energy Central Fund	230,957
Fidelity Financials Central Fund	956,208
Fidelity Floating Rate Central Fund	1,754,280
Fidelity Health Care Central Fund	436,389
Fidelity High Income Central Fund 1	2,979,686
Fidelity Industrials Central Fund	509,019
Fidelity Information Technology Central Fund	258,045
Fidelity Materials Central Fund	155,926
Fidelity Money Market Central Fund	3,261,520
Fidelity Tactical Income Central Fund	27,515,544
Fidelity Telecom Services Central Fund	117,956
Fidelity Utilities Central Fund	275,962
Total	$ 40,474,092
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non-Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 42,899,299	$ 7,265,900	$ 10,798	$ 38,146,543	9.1%
Fidelity Consumer Staples Central Fund	43,280,780	7,633,292	12,756	39,860,616	9.1%
Fidelity Energy Central Fund	45,971,670	13,225,094	14,121	37,999,327	9.1%
Fidelity Financials Central Fund	67,032,602	12,398,420	13,883	43,723,611	9.1%
Fidelity Floating Rate Central Fund	67,675,508	1,874,821	23,524,293	34,383,920	1.5%
Fidelity Health Care Central Fund	54,027,771	9,643,693	16,199	52,249,765	9.1%
Fidelity High Income Central Fund 1	42,245,646	35,297,735	22,546	70,951,768	18.3%
Fidelity Industrials Central Fund	50,521,309	10,325,003	11,688	39,753,928	9.1%
Fidelity Information Technology Central Fund	62,956,141	14,716,218	20,232	61,898,958	9.1%
Fidelity Materials Central Fund	15,341,018	3,826,189	4,153	14,463,525	9.1%
Fidelity Tactical Income Central Fund	1,082,230,662	30,813,422	131,979,576	929,757,354	27.6%
Fidelity Telecom Services Central Fund	12,667,166	2,519,581	4,094	13,333,527	9.1%
Fidelity Utilities Central Fund	15,447,872	2,654,415	4,806	14,433,081	9.1%
Total	$ 1,602,297,444	$ 152,193,783	$ 155,639,145	$ 1,390,955,923
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,803,908,691	$ 1,803,908,691	$ -	$ -
Income Tax Information
The fund intends to elect to defer to its fiscal year ending September 30, 2009 approximately $69,973,438 of losses recognized during the period November 1, 2007 to September 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 20%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009 (Unaudited)

Assets
Investments in securities, at value (cost $2,137,021,658) - See accompanying schedule:		$ 1,803,908,691
Cash		15,906
Receivable for investments sold		454,407
Receivable for fund shares sold		1,698,584
Distributions receivable from Fidelity Central Funds		6,363,508
Prepaid expenses		15,633
Other receivables		2,228
Total assets		1,812,458,957

Liabilities
Payable for investments purchased	$ 6,156,910
Payable for fund shares redeemed	1,213,433
Accrued management fee	621,047
Distribution fees payable	10,361
Other affiliated payables	224,527
Other payables and accrued expenses	28,120
Total liabilities		8,254,398

Net Assets		$ 1,804,204,559
Net Assets consist of:
Paid in capital		$ 2,236,729,618
Undistributed net investment income		5,682,503
Accumulated undistributed net realized gain (loss) on investments		(105,094,596)
Net unrealized appreciation (depreciation) on investments		(333,112,966)
Net Assets		$ 1,804,204,559

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($11,135,592 ÷ 1,087,191 shares)		$ 10.24

Maximum offering price per share (100/94.25 of $10.24)		$ 10.86
Class T: Net Asset Value and redemption price per share ($6,483,718 ÷ 633,997 shares)		$ 10.23

Maximum offering price per share (100/96.50 of $10.23)		$ 10.60
Class B: Net Asset Value and offering price per share ($2,036,064 ÷ 199,328 shares)A		$ 10.21

Class C: Net Asset Value and offering price per share ($5,229,096 ÷ 512,443 shares)A		$ 10.20

Asset Manager 20%: Net Asset Value, offering price and redemption price per share ($1,776,942,665 ÷ 173,294,171 shares)		$ 10.25

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,377,424 ÷ 231,916 shares)		$ 10.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2009 (Unaudited)

Investment Income
Interest		$ 1,536
Income from Fidelity Central Funds		40,474,092
Total income		40,475,628

Expenses
Management fee	$ 3,954,935
Transfer agent fees	1,076,448
Distribution fees	52,752
Accounting fees and expenses	311,308
Custodian fees and expenses	2,500
Independent trustees' compensation	3,745
Registration fees	57,219
Audit	31,922
Legal	4,855
Miscellaneous	15,407
Total expenses before reductions	5,511,091
Expense reductions	(9,967)	5,501,124
Net investment income (loss)		34,974,504
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	571,097
Fidelity Central Funds	(24,521,200)
Futures contracts	(7,536,941)
Total net realized gain (loss)		(31,487,044)
Change in net unrealized appreciation (depreciation) on: Investment securities	(183,379,190)
Futures contracts	1,367,696
Total change in net unrealized appreciation (depreciation)		(182,011,494)
Net gain (loss)		(213,498,538)
Net increase (decrease) in net assets resulting from operations		$ (178,524,034)

Statement of Changes in Net Assets

	Six months ended March 31, 2009 (Unaudited)	Year ended September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,974,504	$ 86,585,401
Net realized gain (loss)	(31,487,044)	(18,069,996)
Change in net unrealized appreciation (depreciation)	(182,011,494)	(241,275,471)
Net increase (decrease) in net assets resulting from operations	(178,524,034)	(172,760,066)
Distributions to shareholders from net investment income	(41,087,815)	(91,104,113)
Distributions to shareholders from net realized gain	-	(49,576,396)
Total distributions	(41,087,815)	(140,680,509)
Share transactions - net increase (decrease)	(261,877,953)	79,342,713
Total increase (decrease) in net assets	(481,489,802)	(234,097,862)

Net Assets
Beginning of period	2,285,694,361	2,519,792,223
End of period (including undistributed net investment income of $5,682,503 and undistributed net investment income of $11,795,814, respectively)	$ 1,804,204,559	$ 2,285,694,361

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.35	$ 12.90	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.17	.39	.48
Net realized and unrealized gain (loss)	(1.07)	(1.27)	.40
Total from investment operations	(.90)	(.88)	.88
Distributions from net investment income	(.21)	(.42)	(.52)
Distributions from net realized gain	-	(.25)	(.59)
Total distributions	(.21)	(.67)	(1.11)
Net asset value, end of period	$ 10.24	$ 11.35	$ 12.90
Total Return B, C, D	(8.00)%	(7.18)%	7.03%
Ratios to Average Net Assets H
Expenses before reductions	.90% A	.86%	.87%A
Expenses net of fee waivers, if any	.90%A	.86%	.87%A
Expenses net of all reductions	.90%A	.86%	.87%A
Net investment income (loss)	3.40%A	3.18%	3.84%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,136	$ 8,030	$ 3,422
Portfolio turnover rateF	21%A	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

Financial Highlights - Class T

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.33	$ 12.88	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.16	.36	.45
Net realized and unrealized gain (loss)	(1.07)	(1.28)	.40
Total from investment operations	(.91)	(.92)	.85
Distributions from net investment income	(.19)	(.38)	(.51)
Distributions from net realized gain	-	(.25)	(.59)
Total distributions	(.19)	(.63)	(1.10)
Net asset value, end of period	$ 10.23	$ 11.33	$ 12.88
Total Return B, C, D	(8.04)%	(7.43)%	6.75%
Ratios to Average Net Assets H
Expenses before reductions	1.14% A	1.12%	1.11% A
Expenses net of fee waivers, if any	1.14% A	1.12%	1.11% A
Expenses net of all reductions	1.13% A	1.12%	1.11% A
Net investment income (loss)	3.17% A	2.93%	3.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,484	$ 4,915	$ 3,954
Portfolio turnover rate F	21%A	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.32	$ 12.87	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.14	.29	.39
Net realized and unrealized gain (loss)	(1.08)	(1.27)	.38
Total from investment operations	(.94)	(.98)	.77
Distributions from net investment income	(.17)	(.32)	(.44)
Distributions from net realized gain	-	(.25)	(.59)
Total distributions	(.17)	(.57)	(1.03)
Net asset value, end of period	$ 10.21	$ 11.32	$ 12.87
Total Return B, C, D	(8.37)%	(7.89)%	6.13%
Ratios to Average Net Assets H
Expenses before reductions	1.70% A	1.67%	1.65% A
Expenses net of fee waivers, if any	1.65% A	1.66%	1.65% A
Expenses net of all reductions	1.65% A	1.66%	1.65% A
Net investment income (loss)	2.65% A	2.38%	3.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,036	$ 1,975	$ 991
Portfolio turnover rate F	21%A	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

Financial Highlights - Class C

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.31	$ 12.86	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.14	.29	.39
Net realized and unrealized gain (loss)	(1.08)	(1.26)	.38
Total from investment operations	(.94)	(.97)	.77
Distributions from net investment income	(.17)	(.33)	(.45)
Distributions from net realized gain	-	(.25)	(.59)
Total distributions	(.17)	(.58)	(1.04)
Net asset value, end of period	$ 10.20	$ 11.31	$ 12.86
Total Return B, C, D	(8.35)%	(7.87)%	6.15%
Ratios to Average Net Assets H
Expenses before reductions	1.66% A	1.65%	1.64% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.64% A
Expenses net of all reductions	1.65% A	1.64%	1.64% A
Net investment income (loss)	2.65% A	2.40%	3.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,229	$ 3,668	$ 1,697
Portfolio turnover rate F	21%A	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 20%

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.36	$ 12.91	$ 13.14	$ 13.00	$ 12.25	$ 11.80
Income from Investment Operations
Net investment income (loss) D	.19	.43	.53	.46	.33	.23
Net realized and unrealized gain (loss)	(1.08)	(1.28)	.38	.39	.74	.45
Total from investment operations	(.89)	(.85)	.91	.85	1.07	.68
Distributions from net investment income	(.22)	(.45)	(.55)	(.43)	(.32)	(.23)
Distributions from net realized gain	-	(.25)	(.59)	(.28)	-	-
Total distributions	(.22)	(.70)	(1.14)	(.71)	(.32)	(.23)
Net asset value, end of period	$ 10.25	$ 11.36	$ 12.91	$ 13.14	$ 13.00	$ 12.25
Total Return B, C	(7.85)%	(6.90)%	7.26%	6.77%	8.85%	5.80%
Ratios to Average Net Assets F
Expenses before reductions	.58% A	.56%	.57%	.58%	.60%	.63%
Expenses net of fee waivers, if any	.58% A	.56%	.57%	.58%	.60%	.63%
Expenses net of all reductions	.58% A	.56%	.57%	.57%	.58%	.61%
Net investment income (loss)	3.72% A	3.48%	4.15%	3.58%	2.64%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,776,943	$ 2,265,384	$ 2,509,481	$ 2,130,750	$ 1,724,038	$ 1,395,000
Portfolio turnover rate E	21%A	5%	6%	81% G	81% G	232%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

G Portfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights - Institutional Class

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 11.35	$ 12.90	$ 13.13
Income from Investment Operations
Net investment income (loss) D	.19	.42	.53
Net realized and unrealized gain (loss)	(1.07)	(1.27)	.38
Total from investment operations	(.88)	(.85)	.91
Distributions from net investment income	(.22)	(.45)	(.55)
Distributions from net realized gain	-	(.25)	(.59)
Total distributions	(.22)	(.70)	(1.14)
Net asset value, end of period	$ 10.25	$ 11.35	$ 12.90
Total Return B, C	(7.77)%	(6.91)%	7.24%
Ratios to Average Net Assets G
Expenses before reductions	.56% A	.57%	.59% A
Expenses net of fee waivers, if any	.56% A	.57%	.59% A
Expenses net of all reductions	.56% A	.56%	.59% A
Net investment income (loss)	3.74% A	3.48%	4.13% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,377	$ 1,722	$ 248
Portfolio turnover rate E	21%A	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to ..01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 30%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.
Top Five Bond Issuers as of March 31, 2009
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	15.6	16.5
U.S. Treasury Obligations	6.3	2.7
Government National Mortgage Association	2.6	2.4
Freddie Mac	2.5	6.3
Simon Property Group LP	0.7	0.4
	27.7
Quality Diversification (% of fund's net assets)
As of March 31, 2009	As of September 30, 2008
U.S. Government and U.S. Government Agency Obligations 27.4%	U.S. Government and U.S. Government Agency Obligations 29.0%
AAA,AA,A 13.3%	AAA,AA,A 13.6%
BBB 9.9%	BBB 9.7%
BB and Below 7.0%	BB and Below 5.9%
Not Rated 0.3%	Not Rated 0.7%
Equities 29.2%	Equities 30.8%
Short-Term Investments and Net Other Assets 12.9%	Short-Term Investments and Net Other Assets 10.3%

We have used ratings from Moody's Investors® Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of March 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Procter & Gamble Co.	0.5	0.5
Hewlett-Packard Co.	0.4	0.0
The Coca-Cola Co.	0.3	0.4
QUALCOMM, Inc.	0.3	0.1
PepsiCo, Inc.	0.3	0.3
	1.8
Asset Allocation (% of fund's net assets)
As of March 31, 2009	As of September 30, 2008
Stock class and Equity Futures 29.1%	Stock class and Equity Futures 31.0%
Bond class 56.3%	Bond class 65.4%
Short-Term class 14.6%	Short-Term class 3.6%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 30%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2009
% of fund's net assets
Equity Central Funds
Fidelity Information Technology Central Fund	5.2
Fidelity Health Care Central Fund	4.4
Fidelity Financials Central Fund	3.6
Fidelity Consumer Staples Central Fund	3.3
Fidelity Industrials Central Fund	3.3
Fidelity Energy Central Fund	3.2
Fidelity Consumer Discretionary Central Fund	3.2
Fidelity Utilities Central Fund	1.2
Fidelity Materials Central Fund	1.2
Fidelity Telecom Services Central Fund	1.1
Total Equity Central Funds	29.7
Fixed-Income Central Funds
Investment Grade Fixed-Income Funds	51.3
High Yield Fixed-Income Funds	5.7
Total Fixed-Income Central Funds	57.0
Money Market Central Funds	13.4
Net Other Assets	(0.1)
Total	100.0
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds was 9.1% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 30%

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 29.7%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	16,627	$ 1,142,125
Fidelity Consumer Staples Central Fund (b)	13,516	1,199,542
Fidelity Energy Central Fund (b)	17,167	1,147,456
Fidelity Financials Central Fund (b)	37,061	1,311,962
Fidelity Health Care Central Fund (b)	19,604	1,574,633
Fidelity Industrials Central Fund (b)	17,837	1,190,425
Fidelity Information Technology Central Fund (b)	24,560	1,864,337
Fidelity Materials Central Fund (b)	5,448	432,969
Fidelity Telecom Services Central Fund (b)	5,221	400,659
Fidelity Utilities Central Fund (b)	5,946	435,402
TOTAL EQUITY CENTRAL FUNDS (Cost $15,421,163)		10,699,510
Fixed-Income Central Funds - 57.0%

High Yield Fixed-Income Funds - 5.7%
Fidelity Floating Rate Central Fund (b)	9,677	688,347
Fidelity High Income Central Fund 1 (b)	18,818	1,370,876
TOTAL HIGH YIELD FIXED-INCOME FUNDS		2,059,223
Investment Grade Fixed-Income Funds - 51.3%
Fidelity Tactical Income Central Fund (b)	216,547	18,482,326
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $22,432,975)		20,541,549
Money Market Central Funds - 13.4%
	Shares	Value
Fidelity Cash Central Fund, 0.52% (a) (Cost $4,821,599)	4,821,599	$ 4,821,599
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $42,675,737)		36,062,658
NET OTHER ASSETS - (0.1)%		(28,063)
NET ASSETS - 100%		$ 36,034,595
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 30,159
Fidelity Consumer Discretionary Central Fund	9,550
Fidelity Consumer Staples Central Fund	13,532
Fidelity Energy Central Fund	5,579
Fidelity Financials Central Fund	23,415
Fidelity Floating Rate Central Fund	27,156
Fidelity Health Care Central Fund	10,545
Fidelity High Income Central Fund 1	47,141
Fidelity Industrials Central Fund	11,762
Fidelity Information Technology Central Fund	6,146
Fidelity Materials Central Fund	3,683
Fidelity Tactical Income Central Fund	396,171
Fidelity Telecom Services Central Fund	2,488
Fidelity Utilities Central Fund	6,574
Total	$ 593,901
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non-Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 965,072	$ 442,705	$ 20,607	$ 1,142,125	0.3%
Fidelity Consumer Staples Central Fund	973,588	491,917	23,471	1,199,542	0.3%
Fidelity Energy Central Fund	1,034,093	603,562	22,996	1,147,456	0.3%
Fidelity Financials Central Fund	1,507,852	619,879	24,534	1,311,962	0.3%
Fidelity Floating Rate Central Fund	1,013,697	117,846	275,738	688,347	0.0%
Fidelity Health Care Central Fund	1,215,308	628,025	30,377	1,574,633	0.3%
Fidelity High Income Central Fund 1	637,595	899,940	63,632	1,370,876	0.4%
Fidelity Industrials Central Fund	1,136,447	538,628	22,314	1,190,425	0.3%
Fidelity Information Technology Central Fund	1,416,220	786,058	34,700	1,864,337	0.3%
Fidelity Materials Central Fund	345,142	189,986	7,937	432,969	0.3%
Fidelity Tactical Income Central Fund	13,876,261	5,680,937	400,841	18,482,326	0.5%
Fidelity Telecom Services Central Fund	285,000	153,111	7,659	400,659	0.3%
Fidelity Utilities Central Fund	347,516	184,862	8,301	435,402	0.3%
Total	$ 24,753,791	$ 11,337,456	$ 943,107	$ 31,241,059
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 36,062,658	$ 36,062,658	$ -	$ -
Income Tax Information
At September 30, 2008, the fund had a capital loss carryforward of approximately $10,213 all of which will expire on September 30, 2016.
The fund intends to elect to defer to its fiscal year ending September 30, 2009 approximately $1,196,733 of losses recognized during the period November 1, 2007 to September 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 30%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009 (Unaudited)

Assets
Investments in securities, at value (cost $42,675,737) - See accompanying schedule:		$ 36,062,658
Receivable for investments sold		9,733
Receivable for fund shares sold		126,121
Distributions receivable from Fidelity Central Funds		94,847
Prepaid expenses		213
Receivable from investment adviser for expense reductions		2,662
Total assets		36,296,234

Liabilities
Payable for investments purchased	$ 195,006
Payable for fund shares redeemed	27,312
Accrued management fee	11,752
Distribution fees payable	2,258
Other affiliated payables	4,461
Other payables and accrued expenses	20,850
Total liabilities		261,639

Net Assets		$ 36,034,595
Net Assets consist of:
Paid in capital		$ 43,518,567
Undistributed net investment income		112,632
Accumulated undistributed net realized gain (loss) on investments		(983,525)
Net unrealized appreciation (depreciation) on investments		(6,613,079)
Net Assets		$ 36,034,595

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,528,295 ÷ 202,382 shares)		$ 7.55

Maximum offering price per share (100/94.25 of $7.55)		$ 8.01
Class T: Net Asset Value and redemption price per share ($1,023,984 ÷ 135,617 shares)		$ 7.55

Maximum offering price per share (100/96.50 of $7.55)		$ 7.82
Class B: Net Asset Value and offering price per share ($437,842 ÷ 58,022 shares)A		$ 7.55

Class C: Net Asset Value and offering price per share ($1,384,144 ÷ 183,657 shares)A		$ 7.54

Asset Manager 30%: Net Asset Value, offering price and redemption price per share ($31,247,744 ÷ 4,135,243 shares)		$ 7.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($412,586 ÷ 54,603 shares)		$ 7.56

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 30%
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2009 (Unaudited)

Investment Income
Interest		$ 645
Income from Fidelity Central Funds		593,901
Total income		594,546

Expenses
Management fee	$ 63,352
Transfer agent fees	18,933
Distribution fees	13,339
Accounting fees and expenses	6,246
Custodian fees and expenses	2,509
Independent trustees' compensation	58
Registration fees	25,054
Audit	31,372
Legal	57
Miscellaneous	111
Total expenses before reductions	161,031
Expense reductions	(50,027)	111,004
Net investment income (loss)		483,542
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	91
Fidelity Central Funds	(301,865)
Futures contracts	(55,838)
Total net realized gain (loss)		(357,612)
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,605,318)
Futures contracts	10,142
Total change in net unrealized appreciation (depreciation)		(3,595,176)
Net gain (loss)		(3,952,788)
Net increase (decrease) in net assets resulting from operations		$ (3,469,246)

Statement of Changes in Net Assets

	Six months ended March 31, 2009 (Unaudited)	For the period October 9, 2007 (commencement of operations) to September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 483,542	$ 697,480
Net realized gain (loss)	(357,612)	(584,261)
Change in net unrealized appreciation (depreciation)	(3,595,176)	(3,017,903)
Net increase (decrease) in net assets resulting from operations	(3,469,246)	(2,904,684)
Distributions to shareholders from net investment income	(514,826)	(595,233)
Share transactions - net increase (decrease)	9,585,709	33,932,875
Total increase (decrease) in net assets	5,601,637	30,432,958

Net Assets
Beginning of period	30,432,958	-
End of period (including undistributed net investment income of $112,632 and undistributed net investment income of $143,916, respectively)	$ 36,034,595	$ 30,432,958

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12	.24
Net realized and unrealized gain (loss)	(1.10)	(1.39)
Total from investment operations	(.98)	(1.15)
Distributions from net investment income	(.13)	(.19)
Net asset value, end of period	$ 7.55	$ 8.66
Total Return B, C, D	(11.36)%	(11.63)%
Ratios to Average Net Assets H
Expenses before reductions	1.27% A	1.66% A
Expenses net of fee waivers, if any	.90% A	.98% A
Expenses net of all reductions	.90% A	.98% A
Net investment income (loss)	3.05% A	2.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,528	$ 1,159
Portfolio turnover rate F	8% A	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

Financial Highlights - Class T

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.11	.22
Net realized and unrealized gain (loss)	(1.09)	(1.40)
Total from investment operations	(.98)	(1.18)
Distributions from net investment income	(.12)	(.17)
Net asset value, end of period	$ 7.55	$ 8.65
Total Return B, C, D	(11.38)%	(11.91)%
Ratios to Average Net Assets H
Expenses before reductions	1.54% A	1.97% A
Expenses net of fee waivers, if any	1.15% A	1.20% A
Expenses net of all reductions	1.15% A	1.20% A
Net investment income (loss)	2.80% A	2.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,024	$ 1,074
Portfolio turnover rate F	8% A	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.17
Net realized and unrealized gain (loss)	(1.09)	(1.39)
Total from investment operations	(1.00)	(1.22)
Distributions from net investment income	(.10)	(.13)
Net asset value, end of period	$ 7.55	$ 8.65
Total Return B, C, D	(11.58)%	(12.30)%
Ratios to Average Net Assets H
Expenses before reductions	2.06% A	2.71% A
Expenses net of fee waivers, if any	1.65% A	1.73% A
Expenses net of all reductions	1.65% A	1.73% A
Net investment income (loss)	2.30% A	1.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 438	$ 480
Portfolio turnover rate F	8%A	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

Financial Highlights - Class C

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.17
Net realized and unrealized gain (loss)	(1.09)	(1.39)
Total from investment operations	(1.00)	(1.22)
Distributions from net investment income	(.10)	(.14)
Net asset value, end of period	$ 7.54	$ 8.64
Total Return B, C, D	(11.61)%	(12.30)%
Ratios to Average Net Assets H
Expenses before reductions	2.03% A	2.37% A
Expenses net of fee waivers, if any	1.65% A	1.70% A
Expenses net of all reductions	1.65% A	1.70% A
Net investment income (loss)	2.30% A	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,384	$ 1,495
Portfolio turnover rate F	8% A	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 30%

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.12	.26
Net realized and unrealized gain (loss)	(1.08)	(1.39)
Total from investment operations	(.96)	(1.13)
Distributions from net investment income	(.14)	(.21)
Net asset value, end of period	$ 7.56	$ 8.66
Total Return B, C	(11.14)%	(11.43)%
Ratios to Average Net Assets G
Expenses before reductions	.97% A	1.24% A
Expenses net of fee waivers, if any	.65% A	.73% A
Expenses net of all reductions	.65% A	.72% A
Net investment income (loss)	3.30% A	2.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,248	$ 26,016
Portfolio turnover rate E	8% A	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

Financial Highlights - Institutional Class

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.12	.26
Net realized and unrealized gain (loss)	(1.08)	(1.39)
Total from investment operations	(.96)	(1.13)
Distributions from net investment income	(.14)	(.21)
Net asset value, end of period	$ 7.56	$ 8.66
Total Return B, C	(11.14)%	(11.45)%
Ratios to Average Net Assets G
Expenses before reductions	1.07% A	1.76% A
Expenses net of fee waivers, if any	.65% A	.75% A
Expenses net of all reductions	.65% A	.75% A
Net investment income (loss)	3.29% A	2.86% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 413	$ 209
Portfolio turnover rate E	8% A	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 40%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.
Top Five Bond Issuers as of March 31, 2009
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	13.7	14.0
U.S. Treasury Obligations	5.6	2.3
Government National Mortgage Association	2.3	2.1
Freddie Mac	2.2	5.2
Simon Property Group LP	0.6	0.0
	24.4
Quality Diversification (% of fund's net assets)
As of March 31, 2009	As of September 30, 2008
U.S. Government and U.S. Government Agency Obligations 24.1%	U.S. Government and U.S. Government Agency Obligations 24.8%
AAA,AA,A 11.6%	AAA,AA,A 11.8%
BBB 9.0%	BBB 8.2%
BB and Below 6.4%	BB and Below 4.6%
Not Rated 0.3%	Not Rated 0.6%
Equities 38.2%	Equities 39.5%
Short-Term Investments and Net Other Assets 10.4%	Short-Term Investments and Net Other Assets 10.5%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of March 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Procter & Gamble Co.	0.5	0.6
Hewlett-Packard Co.	0.5	0.0
The Coca-Cola Co.	0.4	0.0
QUALCOMM, Inc.	0.4	0.0
PepsiCo, Inc.	0.3	0.0
	2.1
Asset Allocation (% of fund's net assets)
As of March 31, 2009	As of September 30, 2008
Stock class and Equity Futures 38.0%	Stock class and Equity Futures 39.4%
Bond class 50.0%	Bond class 45.2%
Short-Term class 12.0%	Short-Term class 15.4%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 40%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2009
% of fund's net assets
Equity Central Funds
Fidelity Information Technology Central Fund	6.0
Fidelity Health Care Central Fund	5.1
Fidelity Financials Central Fund	4.3
Fidelity Consumer Staples Central Fund	3.9
Fidelity Industrials Central Fund	3.9
Fidelity Consumer Discretionary Central Fund	3.7
Fidelity Energy Central Fund	3.7
Fidelity International Equity Central Fund	3.0
Fidelity Materials Central Fund	1.4
Fidelity Utilities Central Fund	1.4
Fidelity Telecom Services Central Fund	1.3
Fidelity Emerging Markets Equity Central Fund	1.0
Total Equity Central Funds	38.7
Fixed-Income Central Funds
Investment Grade Fixed-Income Funds	45.2
High Yield Fixed-Income Funds	5.5
Total Fixed-Income Central Funds	50.7
Money Market Central Funds	10.5
Net Other Assets	0.1
Total	100.0
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds was 13.3% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 40%

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 38.7%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	13,167	$ 904,431
Fidelity Consumer Staples Central Fund (b)	10,654	945,523
Fidelity Emerging Markets Equity Central Fund (b)	2,316	240,960
Fidelity Energy Central Fund (b)	13,490	901,661
Fidelity Financials Central Fund (b)	29,302	1,037,307
Fidelity Health Care Central Fund (b)	15,428	1,239,204
Fidelity Industrials Central Fund (b)	14,125	942,680
Fidelity Information Technology Central Fund (b)	19,338	1,467,928
Fidelity International Equity Central Fund (b)	16,046	725,294
Fidelity Materials Central Fund (b)	4,316	343,013
Fidelity Telecom Services Central Fund (b)	4,120	316,199
Fidelity Utilities Central Fund (b)	4,674	342,251
TOTAL EQUITY CENTRAL FUNDS (Cost $13,831,849)		9,406,451
Fixed-Income Central Funds - 50.7%

High Yield Fixed-Income Funds - 5.5%
Fidelity Floating Rate Central Fund (b)	6,196	440,702
Fidelity High Income Central Fund 1 (b)	12,395	902,946
TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,343,648
Investment Grade Fixed-Income Funds - 45.2%
Fidelity Tactical Income Central Fund (b)	128,635	10,979,027
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $13,382,476)		12,322,675
Money Market Central Funds - 10.5%
	Shares	Value
Fidelity Cash Central Fund, 0.52% (a) (Cost $2,568,386)	2,568,386	$ 2,568,386
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $29,782,711)		24,297,512
NET OTHER ASSETS - 0.1%		23,463
NET ASSETS - 100%		$ 24,320,975
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,178
Fidelity Consumer Discretionary Central Fund	7,741
Fidelity Consumer Staples Central Fund	10,986
Fidelity Emerging Markets Equity Central Fund	881
Fidelity Energy Central Fund	4,625
Fidelity Financials Central Fund	18,283
Fidelity Floating Rate Central Fund	14,759
Fidelity Health Care Central Fund	9,078
Fidelity High Income Central Fund 1	32,770
Fidelity Industrials Central Fund	9,782
Fidelity Information Technology Central Fund	5,061
Fidelity International Equity Central Fund	6,505
Fidelity Materials Central Fund	3,098
Fidelity Tactical Income Central Fund	242,208
Fidelity Telecom Services Central Fund	2,024
Fidelity Utilities Central Fund	5,474
Total	$ 391,453
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non-Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 687,216	$ 467,895	$ 52,885	$ 904,431	0.2%
Fidelity Consumer Staples Central Fund	693,355	517,615	61,127	945,523	0.2%
Fidelity Emerging Markets Equity Central Fund	-	234,453	3,924	240,960	0.3%
Fidelity Energy Central Fund	736,460	579,413	61,168	901,661	0.2%
Fidelity Financials Central Fund	1,073,867	694,684	63,432	1,037,307	0.2%
Fidelity Floating Rate Central Fund	504,178	24,737	7,456	440,702	0.0%
Fidelity Health Care Central Fund	865,513	640,169	79,679	1,239,204	0.2%
Fidelity High Income Central Fund 1	316,276	760,374	115,814	902,946	0.2%
Fidelity Industrials Central Fund	809,331	574,188	57,081	942,680	0.2%
Fidelity Information Technology Central Fund	1,008,502	770,955	91,057	1,467,928	0.2%
Fidelity International Equity Central Fund	745,109	254,668	11,772	725,294	0.2%
Fidelity Materials Central Fund	245,701	188,577	20,377	343,013	0.2%
Fidelity Tactical Income Central Fund	7,380,508	4,145,333	202,298	10,979,027	0.3%
Fidelity Telecom Services Central Fund	202,857	149,747	19,830	316,199	0.2%
Fidelity Utilities Central Fund	247,387	190,584	21,973	342,251	0.2%
Total	$ 15,516,260	$ 10,193,392	$ 869,873	$ 21,729,126
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 24,297,512	$ 24,297,512	$ -	$ -
The information in the following table is based on the combined investment of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows. Percentages are adjusted for the effect of futures contracts, if applicable.
United States of America	86.7%
United Kingdom	1.6%
Bermuda	1.5%
Canada	1.4%
Switzerland	1.1%
Others (individually less than 1%)	7.7%
100.0%
Income Tax Information
At September 30, 2008, the fund had a capital loss carryforward of approximately $101,011 all of which will expire on September 30, 2016.
The fund intends to elect to defer to its fiscal year ending September 30, 2009 approximately $1,131,101 of losses recognized during the period November 1, 2007 to September 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 40%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009 (Unaudited)

Assets
Investments in securities, at value (cost $29,782,711) - See accompanying schedule:		$ 24,297,512
Receivable for investments sold		7,066
Receivable for fund shares sold		97,998
Distributions receivable from Fidelity Central Funds		58,293
Prepaid expenses		129
Receivable from investment adviser for expense reductions		3,235
Total assets		24,464,233

Liabilities
Payable for investments purchased	$ 73,009
Payable for fund shares redeemed	34,676
Accrued management fee	8,065
Distribution fees payable	3,403
Other affiliated payables	3,258
Other payables and accrued expenses	20,847
Total liabilities		143,258

Net Assets		$ 24,320,975
Net Assets consist of:
Paid in capital		$ 30,135,806
Undistributed net investment income		163,128
Accumulated undistributed net realized gain (loss) on investments		(492,760)
Net unrealized appreciation (depreciation) on investments		(5,485,199)
Net Assets		$ 24,320,975

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,979,389 ÷ 700,866 shares)		$ 7.10

Maximum offering price per share (100/94.25 of $7.10)		$ 7.53
Class T: Net Asset Value and redemption price per share ($1,685,063 ÷ 237,305 shares)		$ 7.10

Maximum offering price per share (100/96.50 of $7.10)		$ 7.36
Class B: Net Asset Value and offering price per share ($973,056 ÷ 137,143 shares)A		$ 7.10

Class C: Net Asset Value and offering price per share ($1,082,899 ÷ 152,590 shares)A		$ 7.10

Asset Manager 40%: Net Asset Value, offering price and redemption price per share ($14,709,963 ÷ 2,068,848 shares)		$ 7.11

Institutional Class: Net Asset Value, offering price and redemption price per share ($890,605 ÷ 125,249 shares)		$ 7.11

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2009 (Unaudited)

Investment Income
Interest		$ 69
Income from Fidelity Central Funds		391,453
Total income		391,522

Expenses
Management fee	$ 44,245
Transfer agent fees	14,253
Distribution fees	20,490
Accounting fees and expenses	4,361
Custodian fees and expenses	2,508
Independent trustees' compensation	38
Registration fees	22,760
Audit	31,360
Legal	1,802
Miscellaneous	50
Total expenses before reductions	141,867
Expense reductions	(53,521)	88,346
Net investment income (loss)		303,176
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	16
Fidelity Central Funds	(366,497)
Futures contracts	(47,735)
Total net realized gain (loss)		(414,216)
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,744,167)
Futures contracts	8,693
Total change in net unrealized appreciation (depreciation)		(2,735,474)
Net gain (loss)		(3,149,690)
Net increase (decrease) in net assets resulting from operations		$ (2,846,514)

Statement of Changes in Net Assets

	Six months ended March 31, 2009 (Unaudited)	For the period October 9, 2007 (commencement of operations) to September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 303,176	$ 363,871
Net realized gain (loss)	(414,216)	(82,406)
Change in net unrealized appreciation (depreciation)	(2,735,474)	(2,749,725)
Net increase (decrease) in net assets resulting from operations	(2,846,514)	(2,468,260)
Distributions to shareholders from net investment income	(271,690)	(228,368)
Share transactions - net increase (decrease)	8,537,134	21,598,673
Total increase (decrease) in net assets	5,418,930	18,902,045

Net Assets
Beginning of period	18,902,045	-
End of period (including undistributed net investment income of $163,128 and undistributed net investment income of $131,642, respectively)	$ 24,320,975	$ 18,902,045

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.23
Net realized and unrealized gain (loss)	(1.31)	(1.66)
Total from investment operations	(1.21)	(1.43)
Distributions from net investment income	(.11)	(.15)
Net asset value, end of period	$ 7.10	$ 8.42
Total Return B, C, D	(14.45)%	(14.43)%
Ratios to Average Net Assets H
Expenses before reductions	1.35% A	1.91% A
Expenses net of fee waivers, if any	.90% A	1.00% A
Expenses net of all reductions	.90% A	1.00% A
Net investment income (loss)	2.84% A	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,979	$ 2,033
Portfolio turnover rate F	10% A	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

Financial Highlights - Class T

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.21
Net realized and unrealized gain (loss)	(1.30)	(1.66)
Total from investment operations	(1.21)	(1.45)
Distributions from net investment income	(.10)	(.14)
Net asset value, end of period	$ 7.10	$ 8.41
Total Return B, C, D	(14.48)%	(14.67)%
Ratios to Average Net Assets H
Expenses before reductions	1.70% A	2.15% A
Expenses net of fee waivers, if any	1.15% A	1.25% A
Expenses net of all reductions	1.15% A	1.25% A
Net investment income (loss)	2.59% A	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,685	$ 1,840
Portfolio turnover rate F	10% A	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.40	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.16
Net realized and unrealized gain (loss)	(1.29)	(1.66)
Total from investment operations	(1.22)	(1.50)
Distributions from net investment income	(.08)	(.10)
Net asset value, end of period	$ 7.10	$ 8.40
Total Return B, C, D	(14.63)%	(15.09)%
Ratios to Average Net Assets H
Expenses before reductions	2.21% A	2.64% A
Expenses net of fee waivers, if any	1.65% A	1.77% A
Expenses net of all reductions	1.65% A	1.77% A
Net investment income (loss)	2.08% A	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 973	$ 1,378
Portfolio turnover rate F	10% A	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

Financial Highlights - Class C

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.16
Net realized and unrealized gain (loss)	(1.31)	(1.65)
Total from investment operations	(1.23)	(1.49)
Distributions from net investment income	(.08)	(.10)
Net asset value, end of period	$ 7.10	$ 8.41
Total Return B, C, D	(14.73)%	(15.01)%
Ratios to Average Net Assets H
Expenses before reductions	2.21% A	2.66% A
Expenses net of fee waivers, if any	1.65% A	1.76% A
Expenses net of all reductions	1.65% A	1.76% A
Net investment income (loss)	2.08% A	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,083	$ 1,384
Portfolio turnover rate F	10% A	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 40%

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 8.43	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.11	.25
Net realized and unrealized gain (loss)	(1.31)	(1.65)
Total from investment operations	(1.20)	(1.40)
Distributions from net investment income	(.12)	(.17)
Net asset value, end of period	$ 7.11	$ 8.43
Total Return B, C	(14.34)%	(14.18)%
Ratios to Average Net Assets G
Expenses before reductions	1.16% A	1.68% A
Expenses net of fee waivers, if any	.65% A	.72% A
Expenses net of all reductions	.65% A	.72% A
Net investment income (loss)	3.09% A	2.80% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,710	$ 10,929
Portfolio turnover rate E	10% A	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

Financial Highlights - Institutional Class

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 8.43	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.11	.25
Net realized and unrealized gain (loss)	(1.31)	(1.65)
Total from investment operations	(1.20)	(1.40)
Distributions from net investment income	(.12)	(.17)
Net asset value, end of period	$ 7.11	$ 8.43
Total Return B, C	(14.34)%	(14.18)%
Ratios to Average Net Assets G
Expenses before reductions	1.19% A	1.63% A
Expenses net of fee waivers, if any	.65% A	.76% A
Expenses net of all reductions	.65% A	.76% A
Net investment income (loss)	3.08% A	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 891	$ 1,339
Portfolio turnover rate E	10% A	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 50%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.
Top Ten Stocks as of March 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Procter & Gamble Co.	0.7	0.8
Hewlett-Packard Co.	0.6	0.0
The Coca-Cola Co.	0.5	0.5
QUALCOMM, Inc.	0.5	0.2
PepsiCo, Inc.	0.5	0.4
General Electric Co.	0.4	0.6
Medco Health Solutions, Inc.	0.4	0.1
CVS Caremark Corp.	0.5	0.5
Microsoft Corp.	0.4	0.1
Schering-Plough Corp.	0.4	0.0
	4.9
Top Five Bond Issuers as of March 31, 2009
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	12.5	14.4
U.S. Treasury Obligations	5.1	2.3
Government National Mortgage Association	2.1	2.0
Freddie Mac	2.0	5.3
Simon Property Group LP	0.5	0.4
	22.2
Asset Allocation (% of fund's net assets)
As of March 31, 2009	As of September 30, 2008
Stock Class and Equity Futures 49.7%	Stock Class and Equity Futures 51.2%
Bond Class 46.2%	Bond Class 50.5%
Short-Term Class 4.1%	Short-Term Class* (1.7)%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

* Short-term class is not included in the pie chart.

Semiannual Report

Fidelity Asset Manager 50%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2009
% of fund's net assets
Equity Central Funds
Fidelity Information Technology Central Fund	8.0
Fidelity Health Care Central Fund	6.7
Fidelity Financials Central Fund	5.6
Fidelity Consumer Staples Central Fund	5.2
Fidelity Industrials Central Fund	5.1
Fidelity Consumer Discretionary Central Fund	4.9
Fidelity Energy Central Fund	4.9
Fidelity International Equity Central Fund	3.7
Fidelity Materials Central Fund	1.9
Fidelity Utilities Central Fund	1.9
Fidelity Telecom Services Central Fund	1.7
Fidelity Emerging Markets Equity Central Fund	1.1
Total Equity Central Funds	50.7
Fixed-Income Central Funds
Investment Grade Fixed-Income Funds	41.1
High Yield Fixed-Income Funds	5.7
Total Fixed-Income Central Funds	46.8
Money Market Central Funds	2.6
Net Other Assets	(0.1)
Total	100.0

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds was 15.7% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 50%

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 50.7%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	3,407,954	$ 234,092,362
Fidelity Consumer Staples Central Fund (b)	2,753,158	244,342,760
Fidelity Emerging Markets Equity Central Fund (b)	490,378	51,009,112
Fidelity Energy Central Fund (b)	3,481,857	232,727,313
Fidelity Financials Central Fund (b)	7,573,320	268,095,512
Fidelity Health Care Central Fund (b)	3,986,879	320,226,148
Fidelity Industrials Central Fund (b)	3,654,490	243,900,696
Fidelity Information Technology Central Fund (b)	4,997,830	379,385,240
Fidelity International Equity Central Fund (b)	3,885,974	175,646,040
Fidelity Materials Central Fund (b)	1,116,923	88,761,869
Fidelity Telecom Services Central Fund (b)	1,065,468	81,764,022
Fidelity Utilities Central Fund (b)	1,207,827	88,449,192
TOTAL EQUITY CENTRAL FUNDS (Cost $3,641,942,998)		2,408,400,266
Fixed-Income Central Funds - 46.8%

High Yield Fixed-Income Funds - 5.7%
Fidelity Floating Rate Central Fund (b)	1,246,150	88,638,616
Fidelity High Income Central Fund 1 (b)	2,519,752	183,563,941
TOTAL HIGH YIELD FIXED-INCOME FUNDS		272,202,557
Investment Grade Fixed-Income Funds - 41.1%
Fidelity Tactical Income Central Fund (b)	22,878,892	1,952,713,409
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,563,225,389)		2,224,915,966
Money Market Central Funds - 2.6%
	Shares	Value
Fidelity Cash Central Fund, 0.52% (a)	68,759,826	$ 68,759,826
Fidelity Money Market Central Fund, 1.36% (a)	53,013,442	53,013,442
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $121,773,268)		121,773,268
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $6,326,941,655)		4,755,089,500
NET OTHER ASSETS - (0.1)%		(3,025,152)
NET ASSETS - 100%		$ 4,752,064,348
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com,as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 295,129
Fidelity Consumer Discretionary Central Fund	2,389,166
Fidelity Consumer Staples Central Fund	3,340,047
Fidelity Emerging Markets Equity Central Fund	221,156
Fidelity Energy Central Fund	1,417,155
Fidelity Financials Central Fund	5,868,262
Fidelity Floating Rate Central Fund	4,987,376
Fidelity Health Care Central Fund	2,677,436
Fidelity High Income Central Fund 1	7,411,074
Fidelity Industrials Central Fund	3,123,288
Fidelity Information Technology Central Fund	1,583,375
Fidelity International Equity Central Fund	1,858,887
Fidelity Materials Central Fund	956,875
Fidelity Money Market Central Fund	2,329,326
Fidelity Tactical Income Central Fund	58,847,841
Fidelity Telecom Services Central Fund	723,458
Fidelity Utilities Central Fund	1,693,317
Total	$ 99,723,168
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non-Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 293,016,928	$ 19,250,917	$ 1,023,259	$ 234,092,362	56.0%
Fidelity Consumer Staples Central Fund	295,622,548	19,764,045	1,264,058	244,342,760	56.0%
Fidelity Emerging Markets Equity Central Fund	-	49,259,462	245,253	51,009,112	54.3%
Fidelity Energy Central Fund	314,002,263	56,795,903	1,401,554	232,727,313	56.0%
Fidelity Financials Central Fund	457,855,099	34,269,043	1,334,086	268,095,512	56.0%
Fidelity Floating Rate Central Fund	196,167,573	4,999,384	78,488,905	88,638,616	4.0%
Fidelity Health Care Central Fund	369,027,997	26,368,417	1,676,379	320,226,148	56.0%
Fidelity High Income Central Fund 1	122,947,937	80,537,342	931,946	183,563,941	47.3%
Fidelity Industrials Central Fund	345,077,478	34,151,895	1,118,204	243,900,696	56.0%
Fidelity Information Technology Central Fund	430,011,894	53,701,755	1,950,867	379,385,240	56.0%
Fidelity International Equity Central Fund	267,067,885	1,877,679	5,794,921	175,646,040	41.6%
Fidelity Materials Central Fund	104,784,844	14,997,198	388,413	88,761,869	56.0%
Fidelity Tactical Income Central Fund	2,390,712,422	59,110,629	387,440,804	1,952,713,409	58.0%
Fidelity Telecom Services Central Fund	86,521,154	8,117,426	406,492	81,764,022	56.0%
Fidelity Utilities Central Fund	105,514,101	6,744,783	473,184	88,449,192	56.0%
Total	$ 5,778,330,123	$ 469,945,878	$ 483,938,325	$ 4,633,316,232
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 4,755,089,500	$ 4,755,089,500	$ -	$ -
The information in the following tables is based on the combined investment of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	22.0%
AAA,AA,A	10.5%
BBB	8.1%
BB	3.3%
B	2.7%
CCC,CC,C	0.6%
D	0.0%*
Not Rated	0.3%
Equities	50.0%
Short-Term Investments and Net Other Assets	2.5%
100.0%

* Amount represents less than 0.1%.

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows. Percentages are adjusted for the effect of futures contracts, if applicable (Unaudited).
United States of America	84.3%
United Kingdom	1.8%
Bermuda	1.8%
Switzerland	1.5%
Canada	1.1%
Netherlands	1.0%
Others (individually less than 1%)	8.5%
100.0%
Income Tax Information
The funds intend to elect to defer to its fiscal year ending September 30, 2009 approximately $288,485,511 of losses recognized during the period November 1, 2007 to September 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 50%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $6,326,941,655) - See accompanying schedule:		$ 4,755,089,500
Cash		5,622
Receivable for investments sold		2,690,678
Receivable for fund shares sold		1,683,865
Distributions receivable from Fidelity Central Funds		11,045,472
Prepaid expenses		41,754
Receivable from investment adviser for expense reductions		131
Other receivables		164,756
Total assets		4,770,721,778

Liabilities
Payable for investments purchased	$ 10,953,471
Payable for fund shares redeemed	4,413,780
Accrued management fee	1,990,638
Transfer agent fee payable	1,002,289
Distribution fees payable	8,739
Other affiliated payables	116,244
Other payables and accrued expenses	172,269
Total liabilities		18,657,430

Net Assets		$ 4,752,064,348
Net Assets consist of:
Paid in capital		$ 6,831,488,803
Undistributed net investment income		38,540,725
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(546,113,025)
Net unrealized appreciation (depreciation) on investments		(1,571,852,155)
Net Assets		$ 4,752,064,348

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($10,538,391 ÷ 998,311 shares)		$ 10.56

Maximum offering price per share (100/94.25 of $10.56)		$ 11.20
Class T: Net Asset Value and redemption price per share ($4,962,045 ÷ 470,430 shares)		$ 10.55

Maximum offering price per share (100/96.50 of $10.55)		$ 10.93
Class B: Net Asset Value and offering price per share ($1,958,716 ÷ 186,064 shares)A		$ 10.53

Class C: Net Asset Value and offering price per share ($4,090,157 ÷ 388,965 shares)A		$ 10.52

Asset Manager 50%: Net Asset Value, offering price and redemption price per share ($4,728,910,266 ÷ 447,069,113 shares)		$ 10.58

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,604,773 ÷ 151,814 shares)		$ 10.57

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 50%
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2009 (Unaudited)

Investment Income
Interest		$ 10,363
Income from Fidelity Central Funds		99,723,168
Total income		99,733,531

Expenses
Management fee	$ 12,903,507
Transfer agent fees	5,948,566
Distribution fees	52,187
Accounting and security lending fees	683,084
Custodian fees and expenses	2,578
Independent trustees' compensation	10,341
Depreciation in deferred trustee compensation account	(4,325)
Registration fees	48,822
Audit	40,943
Legal	22,780
Interest	1,327
Miscellaneous	42,445
Total expenses before reductions	19,752,255
Expense reductions	(94,289)	19,657,966
Net investment income (loss)		80,075,565
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	18,325,344
Fidelity Central Funds	(81,829,627)
Foreign currency transactions	(352,959)
Futures contracts	(35,226,589)
Total net realized gain (loss)		(99,083,831)
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,049,211,107)
Futures contracts	6,392,238
Total change in net unrealized appreciation (depreciation)		(1,042,818,869)
Net gain (loss)		(1,141,902,700)
Net increase (decrease) in net assets resulting from operations		$ (1,061,827,135)

Statement of Changes in Net Assets

	Six months ended March 31, 2009 (Unaudited)	Year ended September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 80,075,565	$ 213,491,172
Net realized gain (loss)	(99,083,831)	(58,382,609)
Change in net unrealized appreciation (depreciation)	(1,042,818,869)	(1,461,977,490)
Net increase (decrease) in net assets resulting from operations	(1,061,827,135)	(1,306,868,927)
Distributions to shareholders from net investment income	(105,545,671)	(239,866,976)
Distributions to shareholders from net realized gain	(4,660,918)	(556,509,728)
Total distributions	(110,206,589)	(796,376,704)
Share transactions - net increase (decrease)	(397,916,395)	(541,463,365)
Total increase (decrease) in net assets	(1,569,950,119)	(2,644,708,996)

Net Assets
Beginning of period	6,322,014,467	8,966,723,463
End of period (including undistributed net investment income of $38,540,725 and undistributed net investment income of $64,010,831, respectively)	$ 4,752,064,348	$ 6,322,014,467

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.95	$ 17.08	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.16	.36	.43
Net realized and unrealized gain (loss)	(2.33)	(2.96)	1.45
Total from investment operations	(2.17)	(2.60)	1.88
Distributions from net investment income	(.21)	(.43)	(.47)
Distributions from net realized gain	(.01)	(1.10)	(.90)
Total distributions	(.22)	(1.53)	(1.37)
Net asset value, end of period	$ 10.56	$ 12.95	$ 17.08
Total Return B, C, D	(16.93)%	(16.56)%	11.93%
Ratios to Average Net Assets H
Expenses before reductions	1.07% A	.99%	1.01% A
Expenses net of fee waivers, if any	1.07% A	.99%	1.01% A
Expenses net of all reductions	1.06% A	.98%	1.00% A
Net investment income (loss)	2.93% A	2.46%	2.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,538	$ 10,611	$ 4,432
Portfolio turnover rate F	19% A	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

Financial Highlights - Class T

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.94	$ 17.06	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.14	.33	.39
Net realized and unrealized gain (loss)	(2.33)	(2.96)	1.46
Total from investment operations	(2.19)	(2.63)	1.85
Distributions from net investment income	(.19)	(.39)	(.46)
Distributions from net realized gain	(.01)	(1.10)	(.90)
Total distributions	(.20)	(1.49)	(1.36)
Net asset value, end of period	$ 10.55	$ 12.94	$ 17.06
Total ReturnB, C, D	(17.04)%	(16.76)%	11.68%
Ratios to Average Net Assets H
Expenses before reductions	1.32% A	1.24%	1.24% A
Expenses net of fee waivers, if any	1.32% A	1.24%	1.24% A
Expenses net of all reductions	1.32% A	1.23%	1.23% A
Net investment income (loss)	2.67% A	2.21%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,962	$ 5,475	$ 3,148
Portfolio turnover rate F	19% A	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.91	$ 17.02	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.11	.24	.30
Net realized and unrealized gain (loss)	(2.32)	(2.96)	1.46
Total from investment operations	(2.21)	(2.72)	1.76
Distributions from net investment income	(.16)	(.29)	(.41)
Distributions from net realized gain	(.01)	(1.10)	(.90)
Total distributions	(.17)	(1.39)	(1.31)
Net asset value, end of period	$ 10.53	$ 12.91	$ 17.02
Total ReturnB, C, D	(17.26)%	(17.26)%	11.03%
Ratios to Average Net Assets H
Expenses before reductions	1.86% A	1.79%	1.79% A
Expenses net of fee waivers, if any	1.85% A	1.79%	1.79% A
Expenses net of all reductions	1.84% A	1.79%	1.78% A
Net investment income (loss)	2.14% A	1.65%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,959	$ 2,084	$ 1,007
Portfolio turnover rate F	19% A	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

Financial Highlights - Class C

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.90	$ 17.00	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.11	.25	.31
Net realized and unrealized gain (loss)	(2.32)	(2.95)	1.45
Total from investment operations	(2.21)	(2.70)	1.76
Distributions from net investment income	(.16)	(.30)	(.43)
Distributions from net realized gain	(.01)	(1.10)	(.90)
Total distributions	(.17)	(1.40)	(1.33)
Net asset value, end of period	$ 10.52	$ 12.90	$ 17.00
Total ReturnB, C, D	(17.25)%	(17.18)%	11.08%
Ratios to Average Net Assets H
Expenses before reductions	1.85% A	1.76%	1.75% A
Expenses net of fee waivers, if any	1.85% A	1.76%	1.75% A
Expenses net of all reductions	1.85% A	1.76%	1.74% A
Net investment income (loss)	2.14% A	1.68%	1.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,090	$ 4,294	$ 2,840
Portfolio turnover rate F	19% A	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 50%

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.97	$ 17.10	$ 16.60	$ 16.28	$ 15.58	$ 14.95
Income from Investment Operations
Net investment income (loss) D	.17	.41	.49	.45	.41 F	.33
Net realized and unrealized gain (loss)	(2.33)	(2.97)	1.41	.73	.69	.57
Total from investment operations	(2.16)	(2.56)	1.90	1.18	1.10	.90
Distributions from net investment income	(.22)	(.47)	(.50)	(.45)	(.40)	(.27)
Distributions from net realized gain	(.01)	(1.10)	(.90)	(.41)	-	-
Total distributions	(.23)	(1.57)	(1.40)	(.86)	(.40)	(.27)
Net asset value, end of period	$ 10.58	$ 12.97	$ 17.10	$ 16.60	$ 16.28	$ 15.58
Total Return B, C	(16.79)%	(16.34)%	12.02%	7.50%	7.15%	6.00%
Ratios to Average Net Assets G
Expenses before reductions	.79% A	.71%	.71%	.72%	.73%	.74%
Expenses net of fee waivers, if any	.79% A	.71%	.71%	.72%	.73%	.74%
Expenses net of all reductions	.78% A	.70%	.70%	.71%	.72%	.73%
Net investment income (loss)	3.20% A	2.74%	2.93%	2.79%	2.55% F	2.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,728,910	$ 6,299,082	$ 8,955,110	$ 9,204,214	$ 10,189,947	$ 10,903,313
Portfolio turnover rate E	19% A	8%	12%	65%H	32%H	78%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $0.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 2.28%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

H Portfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights - Institutional Class

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 12.97	$ 17.11	$ 16.57
Income from Investment Operations
Net investment income (loss) D	.17	.42	.48
Net realized and unrealized gain (loss)	(2.33)	(2.98)	1.46
Total from investment operations	(2.16)	(2.56)	1.94
Distributions from net investment income	(.23)	(.48)	(.50)
Distributions from net realized gain	(.01)	(1.10)	(.90)
Total distributions	(.24)	(1.58)	(1.40)
Net asset value, end of period	$ 10.57	$ 12.97	$ 17.11
Total Return B, C	(16.83)%	(16.30)%	12.20%
Ratios to Average Net Assets G
Expenses before reductions	.71% A	.67%	.72% A
Expenses net of fee waivers, if any	.71% A	.67%	.72% A
Expenses net of all reductions	.71% A	.67%	.72% A
Net investment income (loss)	3.28% A	2.77%	2.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,605	$ 469	$ 186
Portfolio turnover rateE	19% A	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 60%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.
Top Ten Stocks as of March 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Procter & Gamble Co.	0.8	0.9
Hewlett-Packard Co.	0.7	0.0
The Coca-Cola Co.	0.5	0.6
QUALCOMM, Inc.	0.5	0.2
PepsiCo, Inc.	0.5	0.5
General Electric Co.	0.5	0.7
Nestle SA (Reg.)	0.4	0.4
Medco Health Solutions, Inc.	0.4	0.1
CVS Caremark Corp.	0.4	0.4
Microsoft Corp.	0.4	0.1
	5.2
Asset Allocation (% of fund's net assets)
As of March 31, 2009	As of September 30, 2008
Stock Class and Equity Futures 57.6%	Stock Class and Equity Futures 58.4%
Bond Class 37.7%	Bond Class 25.1%
Short-Term Class 4.7%	Short-Term Class 16.5%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 60%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2009
% of fund's net assets
Equity Central Funds
Fidelity Information Technology Central Fund	8.7
Fidelity International Equity Central Fund	8.0
Fidelity Health Care Central Fund	7.3
Fidelity Financials Central Fund	6.1
Fidelity Consumer Staples Central Fund	5.6
Fidelity Industrials Central Fund	5.5
Fidelity Energy Central Fund	5.3
Fidelity Consumer Discretionary Central Fund	5.3
Fidelity Utilities Central Fund	2.0
Fidelity Materials Central Fund	2.0
Fidelity Telecom Services Central Fund	1.9
Fidelity Emerging Markets Equity Central Fund	1.0
Total Equity Central Funds	58.7
Fixed-Income Central Funds
Investment Grade Fixed-Income Funds	32.7
High Yield Fixed-Income Funds	5.5
Total Fixed-Income Central Funds	38.2
Money Market Central Funds	3.2
Net Other Assets	(0.1)
Total	100.0

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds was 19.4% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 60%

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 58.7%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	20,178	$ 1,386,025
Fidelity Consumer Staples Central Fund (b)	16,414	1,456,721
Fidelity Emerging Markets Equity Central Fund (b)	2,540	264,197
Fidelity Energy Central Fund (b)	20,876	1,395,346
Fidelity Financials Central Fund (b)	45,028	1,593,985
Fidelity Health Care Central Fund (b)	23,777	1,909,791
Fidelity Industrials Central Fund (b)	21,657	1,445,394
Fidelity Information Technology Central Fund (b)	29,805	2,262,460
Fidelity International Equity Central Fund (b)	46,317	2,093,537
Fidelity Materials Central Fund (b)	6,616	525,801
Fidelity Telecom Services Central Fund (b)	6,338	486,374
Fidelity Utilities Central Fund (b)	7,221	528,800
TOTAL EQUITY CENTRAL FUNDS (Cost $23,057,068)		15,348,431
Fixed-Income Central Funds - 38.2%

Investment Grade Fixed-Income Funds - 32.7%
Fidelity Tactical Income Central Fund (b)	100,037	8,538,160
High Yield Fixed-Income Funds - 5.5%
Fidelity Floating Rate Central Fund (b)	6,797	483,494
Fidelity High Income Central Fund 1 (b)	13,275	967,097
TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,450,591
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $10,898,424)		9,988,751
Money Market Central Funds - 3.2%
	Shares	Value
Fidelity Cash Central Fund, 0.52% (a) (Cost $847,359)	847,359	$ 847,359
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $34,802,851)	26,184,541
NET OTHER ASSETS - (0.1)%	(32,362)
NET ASSETS - 100%	$ 26,152,179
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,802
Fidelity Consumer Discretionary Central Fund	12,657
Fidelity Consumer Staples Central Fund	17,804
Fidelity Emerging Markets Equity Central Fund	1,039
Fidelity Energy Central Fund	7,557
Fidelity Financials Central Fund	31,031
Fidelity Floating Rate Central Fund	17,220
Fidelity Health Care Central Fund	14,095
Fidelity High Income Central Fund 1	34,740
Fidelity Industrials Central Fund	16,242
Fidelity Information Technology Central Fund	8,339
Fidelity International Equity Central Fund	17,607
Fidelity Materials Central Fund	5,006
Fidelity Tactical Income Central Fund	197,688
Fidelity Telecom Services Central Fund	3,516
Fidelity Utilities Central Fund	8,939
Total	$ 403,282
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non-Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 1,621,243	$ 437,624	$ 295,527	$ 1,386,025	0.3%
Fidelity Consumer Staples Central Fund	1,635,731	496,429	316,766	1,456,721	0.3%
Fidelity Emerging Markets Equity Central Fund	-	256,781	2,549	264,197	0.3%
Fidelity Energy Central Fund	1,737,408	686,621	328,311	1,395,346	0.3%
Fidelity Financials Central Fund	2,533,356	622,944	476,839	1,593,985	0.3%
Fidelity Floating Rate Central Fund	599,148	90,440	107,938	483,494	0.0%
Fidelity Health Care Central Fund	2,041,880	628,408	403,908	1,909,791	0.3%
Fidelity High Income Central Fund 1	376,783	685,121	31,875	967,097	0.2%
Fidelity Industrials Central Fund	1,909,359	563,628	358,459	1,445,394	0.3%
Fidelity Information Technology Central Fund	2,379,293	840,192	489,071	2,262,460	0.3%
Fidelity International Equity Central Fund	1,762,191	1,412,266	317,752	2,093,537	0.5%
Fidelity Materials Central Fund	579,741	204,564	114,487	525,801	0.3%
Fidelity Tactical Income Central Fund	8,688,176	2,833,003	2,574,515	8,538,160	0.3%
Fidelity Telecom Services Central Fund	478,691	154,991	95,174	486,374	0.3%
Fidelity Utilities Central Fund	583,808	183,772	113,886	528,800	0.3%
Total	$ 26,926,808	$ 10,096,784	$ 6,027,057	$ 25,337,182
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 26,184,541	$ 26,184,541	$ -	$ -
The information in the following tables is based on the combined investment of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	16.1%
AAA,AA,A	8.7%
BBB	6.2%
BB	3.0%
B	2.5%
CCC,CC,C	0.5%
D	0.0%†
Not Rated	0.3%
Equities	59.1%
Short-Term Investments and Net Other Assets	3.6%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	80.6%
United Kingdom	2.5%
Bermuda	2.0%
Switzerland	1.9%
Japan	1.7%
Germany	1.2%
Canada	1.1%
Netherlands	1.0%
France	1.0%
Others (individually less than 1%)	7.0%
100.0%
†Amount represents less than 0.1%.
Income Tax Information
At September 30, 2008, the fund had a capital loss carryforward of approximately $76,825 all of which will expire on September 30, 2016.
The fund intends to elect to defer to its fiscal year ending September 30, 2009 approximately $1,768,211 of losses recognized during the period November 1, 2007 to September 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 60%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $34,802,851) - See accompanying schedule:		$ 26,184,541
Receivable for investments sold		10,573
Receivable for fund shares sold		440,899
Distributions receivable from Fidelity Central Funds		46,405
Prepaid expenses		169
Receivable from investment adviser for expense reductions		5,384
Other affiliated receivables		1,043
Total assets		26,689,014

Liabilities
Payable for investments purchased	$ 434,423
Payable for fund shares redeemed	60,991
Accrued management fee	11,214
Distribution fees payable	3,234
Other affiliated payables	6,129
Other payables and accrued expenses	20,844
Total liabilities		536,835

Net Assets		$ 26,152,179
Net Assets consist of:
Paid in capital		$ 36,265,907
Undistributed net investment income		129,296
Accumulated undistributed net realized gain (loss) on investments		(1,624,714)
Net unrealized appreciation (depreciation) on investments		(8,618,310)
Net Assets		$ 26,152,179

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,554,881 ÷ 560,052 shares)		$ 6.35

Maximum offering price per share (100/94.25 of $6.35)		$ 6.74
Class T: Net Asset Value and redemption price per share ($1,866,636 ÷ 294,811 shares)		$ 6.33

Maximum offering price per share (100/96.50 of $6.33)		$ 6.56
Class B: Net Asset Value and offering price per share ($953,146 ÷ 150,403 shares)A		$ 6.34

Class C: Net Asset Value and offering price per share ($1,218,155 ÷ 192,309 shares)A		$ 6.33

Asset Manager 60%: Net Asset Value, offering price and redemption price per share ($18,068,118 ÷ 2,844,130 shares)		$ 6.35

Institutional Class: Net Asset Value, offering price and redemption price per share ($491,243 ÷ 77,324 shares)		$ 6.35

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2009 (Unaudited)

Investment Income
Interest		$ 43
Income from Fidelity Central Funds		403,282
Total income		403,325

Expenses
Management fee	$ 65,880
Transfer agent fees	31,373
Distribution fees	19,800
Accounting fees and expenses	5,513
Custodian fees and expenses	2,626
Independent trustees' compensation	45
Registration fees	26,710
Audit	31,366
Legal	42
Miscellaneous	78
Total expenses before reductions	183,433
Expense reductions	(65,447)	117,986
Net investment income (loss)		285,339
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	301
Fidelity Central Funds	(1,314,339)
Futures contracts	(119,603)
Total net realized gain (loss)		(1,433,641)
Change in net unrealized appreciation (depreciation) on: Investment securities	(4,345,044)
Futures contracts	21,732
Total change in net unrealized appreciation (depreciation)		(4,323,312)
Net gain (loss)		(5,756,953)
Net increase (decrease) in net assets resulting from operations		$ (5,471,614)

Statement of Changes in Net Assets

	Six months ended March 31, 2009 (Unaudited)	For the period October 9, 2007 (commencement of operations) to September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 285,339	$ 304,088
Net realized gain (loss)	(1,433,641)	(226,652)
Change in net unrealized appreciation (depreciation)	(4,323,312)	(4,294,998)
Net increase (decrease) in net assets resulting from operations	(5,471,614)	(4,217,562)
Distributions to shareholders from net investment income	(387,880)	(36,701)
Share transactions - net increase (decrease)	1,928,558	34,337,378
Total increase (decrease) in net assets	(3,930,936)	30,083,115

Net Assets
Beginning of period	30,083,115	-
End of period (including undistributed net investment income of $129,296 and undistributed net investment income of $231,837, respectively)	$ 26,152,179	$ 30,083,115

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.17
Net realized and unrealized gain (loss)	(1.58)	(2.18)
Total from investment operations	(1.50)	(2.01)
Distributions from net investment income	(.10)	(.04)
Net asset value, end of period	$ 6.35	$ 7.95
Total Return B, C, D	(18.85)%	(20.16)%
Ratios to Average Net Assets H
Expenses before reductions	1.67% A	2.18% A
Expenses net of fee waivers, if any	1.10% A	1.16% A
Expenses net of all reductions	1.09% A	1.16% A
Net investment income (loss)	2.38% A	1.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,555	$ 3,135
Portfolio turnover rate F	54% A	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

Financial Highlights - Class T

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.93	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.15
Net realized and unrealized gain (loss)	(1.57)	(2.19)
Total from investment operations	(1.50)	(2.04)
Distributions from net investment income	(.10)	(.03)
Net asset value, end of period	$ 6.33	$ 7.93
Total ReturnB, C, D	(18.99)%	(20.42)%
Ratios to Average Net AssetsH
Expenses before reductions	1.94% A	2.34% A
Expenses net of fee waivers, if any	1.35% A	1.42% A
Expenses net of all reductions	1.34% A	1.42% A
Net investment income (loss)	2.13% A	1.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,867	$ 1,228
Portfolio turnover rateF	54% A	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.11
Net realized and unrealized gain (loss)	(1.56)	(2.19)
Total from investment operations	(1.51)	(2.08)
Distributions from net investment income	(.05)	(.02)
Net asset value, end of period	$ 6.34	$ 7.90
Total Return B, C, D	(19.12)%	(20.81)%
Ratios to Average Net Assets H
Expenses before reductions	2.43% A	2.85% A
Expenses net of fee waivers, if any	1.85% A	1.92% A
Expenses net of all reductions	1.84% A	1.92% A
Net investment income (loss)	1.63% A	1.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 953	$ 1,074
Portfolio turnover rate F	54% A	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

Financial Highlights - Class C

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.11
Net realized and unrealized gain (loss)	(1.57)	(2.19)
Total from investment operations	(1.52)	(2.08)
Distributions from net investment income	(.05)	(.02)
Net asset value, end of period	$ 6.33	$ 7.90
Total ReturnB, C, D	(19.21)%	(20.81)%
Ratios to Average Net Assets H
Expenses before reductions	2.40% A	2.80% A
Expenses net of fee waivers, if any	1.85% A	1.91% A
Expenses net of all reductions	1.85% A	1.91% A
Net investment income (loss)	1.62% A	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,218	$ 1,643
Portfolio turnover rate F	54% A	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 60%

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 7.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.19
Net realized and unrealized gain (loss)	(1.58)	(2.18)
Total from investment operations	(1.49)	(1.99)
Distributions from net investment income	(.12)	(.05)
Net asset value, end of period	$ 6.35	$ 7.96
Total Return B, C	(18.79)%	(20.03)%
Ratios to Average Net Assets G
Expenses before reductions	1.40% A	1.87% A
Expenses net of fee waivers, if any	.85% A	.89% A
Expenses net of all reductions	.85% A	.89% A
Net investment income (loss)	2.62% A	2.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,068	$ 22,212
Portfolio turnover rate E	54% A	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

Financial Highlights - Institutional Class

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 7.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.20
Net realized and unrealized gain (loss)	(1.58)	(2.19)
Total from investment operations	(1.49)	(1.99)
Distributions from net investment income	(.12)	(.05)
Net asset value, end of period	$ 6.35	$ 7.96
Total ReturnB, C	(18.79)%	(20.03)%
Ratios to Average Net Assets G
Expenses before reductions	1.34% A	1.86% A
Expenses net of fee waivers, if any	.85% A	.94% A
Expenses net of all reductions	.85% A	.93% A
Net investment income (loss)	2.62% A	2.22% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 491	$ 792
Portfolio turnover rate E	54% A	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 70%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.
Top Ten Stocks as of March 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Procter & Gamble Co.	1.0	1.1
Hewlett-Packard Co.	0.8	0.0
The Coca-Cola Co.	0.6	0.7
QUALCOMM, Inc.	0.6	0.3
PepsiCo, Inc.	0.6	0.6
General Electric Co.	0.6	0.8
Medco Health Solutions, Inc.	0.5	0.1
CVS Caremark Corp.	0.5	0.5
Microsoft Corp.	0.5	0.1
Schering-Plough Corp.	0.5	0.0
	6.3
Asset Allocation (% of fund's net assets)
As of March 31, 2009	As of September 30, 2008
Stock Class and Equity Futures 68.6%	Stock Class and Equity Futures 71.1%
Bond Class 28.6%	Bond Class 27.7%
Short-Term Class 2.8%	Short-Term Class 1.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 70%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2009
% of fund's net assets
Equity Central Funds
Fidelity Information Technology Central Fund	10.5
Fidelity Health Care Central Fund	8.9
Fidelity International Equity Central Fund	8.1
Fidelity Financials Central Fund	7.4
Fidelity Consumer Staples Central Fund	6.8
Fidelity Industrials Central Fund	6.8
Fidelity Consumer Discretionary Central Fund	6.5
Fidelity Energy Central Fund	6.5
Fidelity Materials Central Fund	2.5
Fidelity Utilities Central Fund	2.5
Fidelity Telecom Services Central Fund	2.3
Fidelity Emerging Markets Equity Central Fund	1.1
Total Equity Central Funds	69.9
Fixed-Income Central Funds
Investment Grade Fixed-Income Funds	23.4
High Yield Fixed-Income Funds	5.7
Total Fixed-Income Central Funds	29.1
Money Market Central Funds	1.1
Net Other Assets	(0.1)
Total	100.0

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds was 20.7% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 70%

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 69.9%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	1,696,006	$ 116,498,634
Fidelity Consumer Staples Central Fund (b)	1,370,814	121,659,740
Fidelity Emerging Markets Equity Central Fund (b)	184,178	19,158,246
Fidelity Energy Central Fund (b)	1,734,174	115,912,172
Fidelity Financials Central Fund (b)	3,770,378	133,471,398
Fidelity Health Care Central Fund (b)	1,985,418	159,468,771
Fidelity Industrials Central Fund (b)	1,818,928	121,395,273
Fidelity Information Technology Central Fund (b)	2,488,589	188,908,763
Fidelity International Equity Central Fund (b)	3,223,825	145,716,907
Fidelity Materials Central Fund (b)	555,813	44,170,466
Fidelity Telecom Services Central Fund (b)	530,398	40,702,771
Fidelity Utilities Central Fund (b)	601,381	44,039,113
TOTAL EQUITY CENTRAL FUNDS (Cost $2,060,420,517)		1,251,102,254
Fixed-Income Central Funds - 29.1%

Investment Grade Fixed-Income Funds - 23.4%
Fidelity Tactical Income Central Fund (b)	4,898,194	418,060,829
High Yield Fixed-Income Funds - 5.7%
Fidelity Floating Rate Central Fund (b)	474,999	33,786,682
Fidelity High Income Central Fund 1 (b)	938,097	68,340,383
TOTAL HIGH YIELD FIXED-INCOME FUNDS		102,127,065
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $608,347,402)		520,187,894
Money Market Central Funds - 1.1%
	Shares	Value
Fidelity Cash Central Fund, 0.52% (a)	19,786,339	$ 19,786,339
Fidelity Money Market Central Fund, 1.36% (a)	56,119	56,119
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $19,842,458)		19,842,458
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $2,688,610,377)		1,791,132,606
NET OTHER ASSETS - (0.1)%		(1,116,353)
NET ASSETS - 100%		$ 1,790,016,253
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 157,275
Fidelity Consumer Discretionary Central Fund	1,219,550
Fidelity Consumer Staples Central Fund	1,702,670
Fidelity Emerging Markets Equity Central Fund	82,887
Fidelity Energy Central Fund	728,095
Fidelity Financials Central Fund	2,989,833
Fidelity Floating Rate Central Fund	1,993,757
Fidelity Health Care Central Fund	1,376,406
Fidelity High Income Central Fund 1	2,729,272
Fidelity Industrials Central Fund	1,611,081
Fidelity Information Technology Central Fund	813,221
Fidelity International Equity Central Fund	1,502,716
Fidelity Materials Central Fund	491,736
Fidelity Money Market Central Fund	51,977
Fidelity Tactical Income Central Fund	12,480,728
Fidelity Telecom Services Central Fund	373,791
Fidelity Utilities Central Fund	870,573
Total	$ 31,175,568
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non-Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 158,562,571	$ 2,147,753	$ 3,038,019	$ 116,498,634	27.9%
Fidelity Consumer Staples Central Fund	159,972,498	1,783,025	3,454,170	121,659,740	27.9%
Fidelity Emerging Markets Equity Central Fund	-	18,452,681	35,778	19,158,246	20.4%
Fidelity Energy Central Fund	169,988,020	21,623,087	3,327,687	115,912,172	27.9%
Fidelity Financials Central Fund	247,762,683	5,653,181	3,607,232	133,471,398	27.9%
Fidelity Floating Rate Central Fund	79,120,080	4,622,390	35,930,876	33,786,682	1.5%
Fidelity Health Care Central Fund	199,695,136	3,282,925	4,436,674	159,468,771	27.9%
Fidelity High Income Central Fund 1	49,300,279	26,421,090	135,949	68,340,383	17.6%
Fidelity Industrials Central Fund	186,734,449	8,802,841	3,267,141	121,395,273	27.9%
Fidelity Information Technology Central Fund	232,695,598	16,204,215	5,057,080	188,908,763	27.9%
Fidelity International Equity Central Fund	213,497,810	2,265,506	286,237	145,716,907	34.5%
Fidelity Materials Central Fund	56,702,977	5,058,461	1,160,698	44,170,466	27.9%
Fidelity Tactical Income Central Fund	500,674,871	12,650,987	71,546,406	418,060,829	12.4%
Fidelity Telecom Services Central Fund	46,819,800	1,814,461	1,118,704	40,702,771	27.9%
Fidelity Utilities Central Fund	57,097,620	889,251	1,582,776	44,039,113	27.9%
Total	$ 2,358,624,392	$ 131,671,854	$ 137,985,427	$ 1,771,290,148
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,791,132,606	$ 1,791,132,606	$ -	$ -
The information in the following tables is based on the combined investment of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	11.5%
AAA,AA,A	6.1%
BBB	4.6%
BB	2.8%
B	2.6%
CCC,CC,C	0.5%
D	0.0%†
Not Rated	0.2%
Equities	69.7%
Short-Term Investments and Net Other Assets	2.0%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	79.3%
United Kingdom	2.7%
Switzerland	2.3%
Bermuda	2.2%
Japan	1.8%
Germany	1.4%
Netherlands	1.1%
France	1.0%
Others (individually less than 1%)	8.2%
100.0%
†Amount represents less than 0.1%.
Income Tax Information

At September 30, 2008, the fund had a capital loss carryforward of approximately $100,045,622 of which $82,273,070 and $17,772,552 will expire on September 30, 2011 and 2016, respectively. The capital loss carryforwards expiring September 30, 2016 was acquired from Fidelity Advisor Asset Manager 70% Fund. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The fund intends to elect to defer to its fiscal year ending September 30, 2009 approximately $171,539,364 of losses recognized during the period November 1, 2007 to September 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 70%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $2,688,610,377) - See accompanying schedule:		$ 1,791,132,606
Cash		2,753
Receivable for investments sold		2,153,424
Receivable for fund shares sold		1,248,286
Dividends receivable		12,932
Distributions receivable from Fidelity Central Funds		2,591,392
Prepaid expenses		15,905
Other receivables		187,949
Total assets		1,797,345,247

Liabilities
Payable for investments purchased	$ 2,585,421
Payable for fund shares redeemed	3,302,426
Accrued management fee	812,660
Transfer agent fee payable	433,321
Distribution fees payable	62,681
Other affiliated payables	56,972
Other payables and accrued expenses	75,513
Total liabilities		7,328,994

Net Assets		$ 1,790,016,253
Net Assets consist of:
Paid in capital		$ 2,962,027,254
Undistributed net investment income		9,385,435
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(283,919,007)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(897,477,429)
Net Assets		$ 1,790,016,253

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($63,984,494 ÷ 6,246,631 shares)		$ 10.24

Maximum offering price per share (100/94.25 of $10.24)		$ 10.86
Class T: Net Asset Value and redemption price per share ($34,608,842 ÷ 3,380,732 shares)		$ 10.24

Maximum offering price per share (100/96.50 of $10.24)		$ 10.61
Class B: Net Asset Value and offering price per share ($14,591,968 ÷ 1,427,089 shares)A		$ 10.22

Class C: Net Asset Value and offering price per share ($25,228,488 ÷ 2,467,701 shares)A		$ 10.22

Asset Manager 70%: Net Asset Value, offering price and redemption price per share ($1,631,874,871 ÷ 159,219,195 shares)		$ 10.25

Institutional Class: Net Asset Value, offering price and redemption price per share ($19,727,590 ÷ 1,924,681 shares)		$ 10.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 70%
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2009 (Unaudited)

Investment Income
Interest		$ 5,151
Income from Fidelity Central Funds		31,175,568
Total income		31,180,719

Expenses
Management fee	$ 5,333,891
Transfer agent fees	2,568,717
Distribution fees	404,280
Accounting and security lending fees	366,827
Custodian fees and expenses	2,675
Independent trustees' compensation	3,958
Depreciation in deferred trustee compensation account	(1,030)
Registration fees	187,042
Audit	45,619
Legal	15,449
Miscellaneous	16,041
Total expenses before reductions	8,943,469
Expense reductions	(114,313)	8,829,156
Net investment income (loss)		22,351,563
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,191,910
Fidelity Central Funds	(29,544,967)
Futures contracts	(13,233,029)
Total net realized gain (loss)		(33,586,086)
Change in net unrealized appreciation (depreciation) on: Investment securities	(551,491,413)
Assets and liabilities in foreign currencies	(536)
Futures contracts	2,377,530
Total change in net unrealized appreciation (depreciation)		(549,114,419)
Net gain (loss)		(582,700,505)
Net increase (decrease) in net assets resulting from operations		$ (560,348,942)

Statement of Changes in Net Assets

	Six months ended March 31, 2009 (Unaudited)	Year ended September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,351,563	$ 58,379,001
Net realized gain (loss)	(33,586,086)	(21,106,617)
Change in net unrealized appreciation (depreciation)	(549,114,419)	(689,432,540)
Net increase (decrease) in net assets resulting from operations	(560,348,942)	(652,160,156)
Distributions to shareholders from net investment income	(54,439,793)	(72,024,349)
Distributions to shareholders from net realized gain	-	(3,513,384)
Total distributions	(54,439,793)	(75,537,733)
Share transactions - net increase (decrease)	(93,138,018)	(36,451,983)
Total increase (decrease) in net assets	(707,926,752)	(764,149,872)

Net Assets
Beginning of period	2,497,943,006	3,262,092,878
End of period (including undistributed net investment income of $9,385,435 and undistributed net investment income of $41,473,665, respectively)	$ 1,790,016,253	$ 2,497,943,006

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.11	- J
Net realized and unrealized gain (loss)	(3.19)	(.52)
Total from investment operations	(3.08)	(.52)
Distributions from net investment income	(.30)	-
Net asset value, end of period	$ 10.24	$ 13.62
Total Return B, C, D	(22.66)%	(3.68)%
Ratios to Average Net Assets H
Expenses before reductions	1.20% A	1.31% A
Expenses net of fee waivers, if any	1.20% A	1.25% A
Expenses net of all reductions	1.18% A	1.24% A
Net investment income (loss)	2.12% A	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 63,984	$ 89,034
Portfolio turnover rate F	14% A	14% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

Financial Highlights - Class T

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.10	- J
Net realized and unrealized gain (loss)	(3.19)	(.52)
Total from investment operations	(3.09)	(.52)
Distributions from net investment income	(.29)	-
Net asset value, end of period	$ 10.24	$ 13.62
Total ReturnB, C, D	(22.72)%	(3.68)%
Ratios to Average Net Assets H
Expenses before reductions	1.46% A	1.56% A
Expenses net of fee waivers, if any	1.46% A	1.50% A
Expenses net of all reductions	1.44% A	1.49% A
Net investment income (loss)	1.87% A	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,609	$ 52,478
Portfolio turnover rate F	14% A	14% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.07	- J
Net realized and unrealized gain (loss)	(3.19)	(.52)
Total from investment operations	(3.12)	(.52)
Distributions from net investment income	(.28)	-
Net asset value, end of period	$ 10.22	$ 13.62
Total ReturnB, C, D	(22.98)%	(3.68)%
Ratios to Average Net Assets H
Expenses before reductions	1.95% A	2.06% A
Expenses net of fee waivers, if any	1.95% A	2.00% A
Expenses net of all reductions	1.93% A	1.99% A
Net investment income (loss)	1.38% A	.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,592	$ 23,526
Portfolio turnover rate F	14% A	14% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

Financial Highlights - Class C

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.07	- J
Net realized and unrealized gain (loss)	(3.19)	(.52)
Total from investment operations	(3.12)	(.52)
Distributions from net investment income	(.28)	-
Net asset value, end of period	$ 10.22	$ 13.62
Total ReturnB, C, D	(22.97)%	(3.68)%
Ratios to Average Net Assets H
Expenses before reductions	1.95% A	2.07% A
Expenses net of fee waivers, if any	1.95% A	2.00% A
Expenses net of all reductions	1.94% A	1.99% A
Net investment income (loss)	1.37% A	.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,228	$ 37,762
Portfolio turnover rate F	14% A	14% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 70%

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 13.62	$ 17.78	$ 15.82	$ 14.94	$ 14.10	$ 13.47
Income from Investment Operations
Net investment income (loss) D	.13	.33	.38	.34	.31 F	.25
Net realized and unrealized gain (loss)	(3.19)	(4.06)	1.97	.84	.85	.69
Total from investment operations	(3.06)	(3.73)	2.35	1.18	1.16	.94
Distributions from net investment income	(.31)	(.41)	(.39)	(.29)	(.32)	(.31)
Distributions from net realized gain	-	(.02)	-	(.01)	-	-
Total distributions	(.31)	(.43)	(.39)	(.30)	(.32)	(.31)
Net asset value, end of period	$ 10.25	$ 13.62	$ 17.78	$ 15.82	$ 14.94	$ 14.10
Total Return B, C	(22.52)%	(21.46)%	15.07%	7.98%	8.28%	6.99%
Ratios to Average Net Assets G
Expenses before reductions	.90% A	.79%	.80%	.81%	.82%	.83%
Expenses net of fee waivers, if any	.90% A	.79%	.80%	.81%	.82%	.83%
Expenses net of all reductions	.89% A	.78%	.78%	.79%	.80%	.82%
Net investment income (loss)	2.42% A	2.07%	2.26%	2.20%	2.11% F	1.77%
Supplemental Data
Net assets, end of period (in millions)	$ 1,632	$ 2,269	$ 3,262	$ 3,137	$ 3,284	$ 3,588
Portfolio turnover rateE	14% A	14% I	14%	82% H	37% H	67%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.73%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I The portfolio turnover rate does not include the assets acquired in the merger.

Financial Highlights - Institutional Class

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) D	.13	- I
Net realized and unrealized gain (loss)	(3.19)	(.52)
Total from investment operations	(3.06)	(.52)
Distributions from net investment income	(.31)	-
Net asset value, end of period	$ 10.25	$ 13.62
Total Return B, C	(22.53)%	(3.68)%
Ratios to Average Net Assets G
Expenses before reductions	.93% A	1.06% A
Expenses net of fee waivers, if any	.93% A	1.00% A
Expenses net of all reductions	.92% A	.99% A
Net investment income (loss)	2.39% A	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,728	$ 25,717
Portfolio turnover rate E	14% A	14% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

H The portfolio turnover rate does not include the assets acquired in the merger.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 85%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.
Top Ten Stocks as of March 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Procter & Gamble Co.	1.1	1.2
Hewlett-Packard Co.	0.9	0.0
The Coca-Cola Co.	0.7	0.7
QUALCOMM, Inc.	0.7	0.3
PepsiCo, Inc.	0.7	0.6
Nestle SA (Reg.)	0.7	0.7
General Electric Co.	0.7	0.9
Medco Health Solutions, Inc.	0.6	0.1
CVS Caremark Corp.	0.6	0.6
Microsoft Corp.	0.6	0.1
	7.3
Asset Allocation (% of fund's net assets)
As of March 31, 2009	As of September 30, 2008
Stock Class and Equity Futures 83.2%	Stock Class and Equity Futures 85.1%
Bond Class 14.3%	Bond Class 12.4%
Short-Term Class 2.5%	Short-Term Class 2.5%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 85%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2009
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	13.2
Fidelity Information Technology Central Fund	12.3
Fidelity Health Care Central Fund	10.3
Fidelity Financials Central Fund	8.7
Fidelity Consumer Staples Central Fund	7.9
Fidelity Industrials Central Fund	7.9
Fidelity Consumer Discretionary Central Fund	7.5
Fidelity Energy Central Fund	7.5
Fidelity Materials Central Fund	2.9
Fidelity Utilities Central Fund	2.9
Fidelity Telecom Services Central Fund	2.6
Fidelity Emerging Markets Equity Central Fund	1.0
Total Equity Central Funds	84.7
Fixed-Income Central Funds
Investment Grade Fixed-Income Funds	8.2
High Yield Fixed-Income Funds	6.4
Total Fixed-Income Central Funds	14.6
Money Market Central Funds	0.8
Net Other Assets	(0.1)
Total	100.0

At period end, foreign investments, including the Fund's pro-rata share of the underlying Central Funds, was 26.2% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 85%

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 84.7%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	370,088	$ 25,421,338
Fidelity Consumer Staples Central Fund (b)	299,623	26,591,561
Fidelity Emerging Markets Equity Central Fund (b)	33,933	3,529,704
Fidelity Energy Central Fund (b)	379,553	25,369,316
Fidelity Financials Central Fund (b)	823,491	29,151,564
Fidelity Health Care Central Fund (b)	434,076	34,865,024
Fidelity Industrials Central Fund (b)	396,985	26,494,785
Fidelity Information Technology Central Fund (b)	544,056	41,299,311
Fidelity International Equity Central Fund (b)	981,294	44,354,492
Fidelity Materials Central Fund (b)	121,289	9,638,843
Fidelity Telecom Services Central Fund (b)	115,878	8,892,458
Fidelity Utilities Central Fund (b)	131,560	9,634,170
TOTAL EQUITY CENTRAL FUNDS (Cost $467,851,335)		285,242,566
Fixed-Income Central Funds - 14.6%

Investment Grade Fixed-Income Funds - 8.2%
Fidelity Tactical Income Central Fund (b)	324,109	27,662,696
High Yield Fixed-Income Funds - 6.4%
Fidelity High Income Central Fund 1 (b)	297,851	21,698,471
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $54,723,915)		49,361,167
Money Market Central Funds - 0.8%
	Shares	Value
Fidelity Cash Central Fund, 0.52% (a) (Cost $2,563,391)	2,563,391	$ 2,563,391
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $525,138,641)		337,167,124
NET OTHER ASSETS - (0.1)%		(336,522)
NET ASSETS - 100%		$ 336,830,602
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 69,128
Fidelity Consumer Discretionary Central Fund	261,745
Fidelity Consumer Staples Central Fund	365,823
Fidelity Emerging Markets Equity Central Fund	15,138
Fidelity Energy Central Fund	155,956
Fidelity Financials Central Fund	641,842
Fidelity Health Care Central Fund	295,354
Fidelity High Income Central Fund 1	916,508
Fidelity Industrials Central Fund	344,414
Fidelity Information Technology Central Fund	174,140
Fidelity International Equity Central Fund	427,306
Fidelity Materials Central Fund	105,226
Fidelity Tactical Income Central Fund	711,040
Fidelity Telecom Services Central Fund	79,736
Fidelity Utilities Central Fund	186,374
Total	$ 4,749,730
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non-Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 32,363,171	$ 2,810,902	$ 1,126,024	$ 25,421,338	6.1%
Fidelity Consumer Staples Central Fund	32,650,885	2,953,665	1,241,019	26,591,561	6.1%
Fidelity Emerging Markets Equity Central Fund	-	3,396,853	1,440	3,529,704	3.8%
Fidelity Energy Central Fund	34,680,962	7,120,029	1,226,506	25,369,316	6.1%
Fidelity Financials Central Fund	50,569,247	4,807,011	1,511,084	29,151,564	6.1%
Fidelity Health Care Central Fund	40,758,469	3,919,802	1,578,520	34,865,024	6.1%
Fidelity High Income Central Fund 1	5,470,107	17,538,341	9,360	21,698,471	5.6%
Fidelity Industrials Central Fund	38,113,161	4,593,299	1,252,960	26,494,785	6.1%
Fidelity Information Technology Central Fund	47,494,035	7,083,845	1,823,148	41,299,311	6.1%
Fidelity International Equity Central Fund	59,185,813	4,359,180	18,721	44,354,492	10.5%
Fidelity Materials Central Fund	11,573,244	1,918,481	422,737	9,638,843	6.1%
Fidelity Tactical Income Central Fund	36,391,037	4,027,695	11,390,784	27,662,696	0.8%
Fidelity Telecom Services Central Fund	9,556,098	1,119,055	382,669	8,892,458	6.1%
Fidelity Utilities Central Fund	11,653,791	1,051,378	443,357	9,634,170	6.1%
Total	$ 410,460,020	$ 66,699,536	$ 22,428,329	$ 334,603,733
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 337,167,124	$ 337,167,124	$ -	$ -
The information in the following tables is based on the combined investment of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	4.0%
AAA,AA,A	2.7%
BBB	1.1%
BB	2.7%
B	3.0%
CCC,CC,C	0.7%
D	0.0%†
Not Rated	0.0%†
Equities	83.6%
Short-Term Investments and Net Other Assets	2.2%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	73.8%
United Kingdom	3.8%
Switzerland	2.9%
Japan	2.7%
Bermuda	2.4%
Germany	1.8%
France	1.5%
Netherlands	1.4%
Cayman Islands	1.0%
Others (individually less than 1%)	8.7%
100.0%
†Amount represents less than 0.1%.
Income Tax Information
At September 30, 2008, the fund had a capital loss carryforward of approximately $36,329,826 all of which will expire on September 30, 2011.
The fund intends to elect to defer to its fiscal year ending September 30, 2009 approximately $49,933,286 of losses recognized during the period November 1, 2007 to September 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 85%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009 (Unaudited)

Assets
Investments in securities, at value (cost $525,138,641) - See accompanying schedule		$ 337,167,124
Cash		94
Receivable for investments sold		142,252
Receivable for fund shares sold		567,062
Dividends receivable		27,307
Distributions receivable from Fidelity Central Funds		287,462
Prepaid expenses		2,892
Other receivables		3,156
Total assets		338,197,349

Liabilities
Payable for investments purchased	$ 725,581
Payable for fund shares redeemed	347,645
Accrued management fee	150,279
Transfer agent fee payable	95,588
Distribution fees payable	8,355
Other affiliated payables	10,308
Other payables and accrued expenses	28,991
Total liabilities		1,366,747

Net Assets		$ 336,830,602
Net Assets consist of:
Paid in capital		$ 609,572,940
Undistributed net investment income		1,138,977
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(85,912,022)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(187,969,293)
Net Assets		$ 336,830,602

Statement of Assets and Liabilities - continued

March 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($12,962,666 ÷ 1,635,076 shares)	$ 7.93

Maximum offering price per share (100/94.25 of $7.93)	$ 8.41
Class T: Net Asset Value and redemption price per share ($3,257,708 ÷ 411,834 shares)	$ 7.91

Maximum offering price per share (100/96.50 of $7.91)	$ 8.20
Class B: Net Asset Value and offering price per share ($1,913,918 ÷ 242,259 shares)A	$ 7.90

Class C: Net Asset Value and offering price per share ($3,913,749 ÷ 496,307 shares)A	$ 7.89

Asset Manager 85%: Net Asset Value, offering price and redemption price per share ($313,847,176 ÷ 39,414,723 shares)	$ 7.96

Institutional Class: Net Asset Value, offering price and redemption price per share ($935,385 ÷ 117,592 shares)	$ 7.95

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2009 (Unaudited)

Investment Income
Interest		$ 1,644
Income from Fidelity Central Funds		4,749,730
Total income		4,751,374

Expenses
Management fee	$ 976,259
Transfer agent fees	542,455
Distribution fees	51,177
Accounting and security lending fees	66,978
Custodian fees and expenses	2,538
Independent trustees' compensation	727
Registration fees	33,958
Audit	46,648
Legal	1,198
Miscellaneous	2,870
Total expenses before reductions	1,724,808
Expense reductions	(13,499)	1,711,309
Net investment income (loss)		3,040,065
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	853,163
Fidelity Central Funds	(2,261,726)
Foreign currency transactions	(6,309)
Futures contracts	(5,201,232)
Total net realized gain (loss)		(6,616,104)
Change in net unrealized appreciation (depreciation) on: Investment securities	(117,870,253)
Assets and liabilities in foreign currencies	(973)
Futures contracts	934,495
Total change in net unrealized appreciation (depreciation)		(116,936,731)
Net gain (loss)		(123,552,835)
Net increase (decrease) in net assets resulting from operations		$ (120,512,770)

Statement of Changes in Net Assets

	Six months ended March 31, 2009 (Unaudited)	Year ended September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,040,065	$ 8,424,465
Net realized gain (loss)	(6,616,104)	(12,035,813)
Change in net unrealized appreciation (depreciation)	(116,936,731)	(147,035,741)
Net increase (decrease) in net assets resulting from operations	(120,512,770)	(150,647,089)
Distributions to shareholders from net investment income	(7,455,362)	(9,363,481)
Distributions to shareholders from net realized gain	-	(1,224,803)
Total distributions	(7,455,362)	(10,588,284)
Share transactions - net increase (decrease)	(410,054)	35,772,420
Total increase (decrease) in net assets	(128,378,186)	(125,462,953)

Net Assets
Beginning of period	465,208,788	590,671,741
End of period (including undistributed net investment income of $1,138,977 and undistributed net investment income of $5,554,274, respectively)	$ 336,830,602	$ 465,208,788

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.94	$ 14.77	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.06	.17	.19
Net realized and unrealized gain (loss)	(2.90)	(3.74)	2.05
Total from investment operations	(2.84)	(3.57)	2.24
Distributions from net investment income	(.17)	(.23)	(.20)
Distributions from net realized gain	-	(.03)	(.02)
Total distributions	(.17)	(.26)	(.22)
Net asset value, end of period	$ 7.93	$ 10.94	$ 14.77
Total Return B, C, D	(26.02)%	(24.59)%	17.78%
Ratios to Average Net Assets H
Expenses before reductions	1.21% A	1.13%	1.14% A
Expenses net of fee waivers, if any	1.21% A	1.13%	1.14% A
Expenses net of all reductions	1.21% A	1.12%	1.12% A
Net investment income (loss)	1.55% A	1.28%	1.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,963	$ 12,887	$ 7,348
Portfolio turnover rate F	13% A	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

Financial Highlights - Class T

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.91	$ 14.74	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.05	.13	.15
Net realized and unrealized gain (loss)	(2.90)	(3.73)	2.06
Total from investment operations	(2.85)	(3.60)	2.21
Distributions from net investment income	(.15)	(.20)	(.20)
Distributions from net realized gain	-	(.03)	(.02)
Total distributions	(.15)	(.23)	(.22)
Net asset value, end of period	$ 7.91	$ 10.91	$ 14.74
Total Return B, C, D	(26.17)%	(24.76)%	17.46%
Ratios to Average Net Assets H
Expenses before reductions	1.47% A	1.38%	1.42% A
Expenses net of fee waivers, if any	1.47% A	1.38%	1.42% A
Expenses net of all reductions	1.46% A	1.37%	1.41% A
Net investment income (loss)	1.29% A	1.02%	1.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,258	$ 4,090	$ 1,792
Portfolio turnover rate F	13% A	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 14.69	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.03	.06	.08
Net realized and unrealized gain (loss)	(2.88)	(3.72)	2.07
Total from investment operations	(2.85)	(3.66)	2.15
Distributions from net investment income	(.09)	(.16)	(.19)
Distributions from net realized gain	-	(.03)	(.02)
Total distributions	(.09)	(.19)	(.21)
Net asset value, end of period	$ 7.90	$ 10.84	$ 14.69
Total Return B, C, D	(26.31)%	(25.21)%	16.98%
Ratios to Average Net Assets H
Expenses before reductions	1.97% A	1.93%	1.93% A
Expenses net of fee waivers, if any	1.97% A	1.93%	1.93% A
Expenses net of all reductions	1.96% A	1.92%	1.92% A
Net investment income (loss)	.79% A	.47%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,914	$ 2,452	$ 1,632
Portfolio turnover rate F	13% A	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

Financial Highlights - Class C

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.82	$ 14.67	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.03	.07	.08
Net realized and unrealized gain (loss)	(2.87)	(3.71)	2.06
Total from investment operations	(2.84)	(3.64)	2.14
Distributions from net investment income	(.09)	(.18)	(.20)
Distributions from net realized gain	-	(.03)	(.02)
Total distributions	(.09)	(.21)	(.22)
Net asset value, end of period	$ 7.89	$ 10.82	$ 14.67
Total Return B, C, D	(26.31)%	(25.16)%	16.90%
Ratios to Average Net Assets H
Expenses before reductions	1.97% A	1.90%	1.91% A
Expenses net of fee waivers, if any	1.97% A	1.90%	1.91% A
Expenses net of all reductions	1.96% A	1.89%	1.90% A
Net investment income (loss)	.79% A	.51%	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,914	$ 5,017	$ 3,194
Portfolio turnover rate F	13% A	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 85%

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.99	$ 14.81	$ 12.79	$ 11.69	$ 10.29	$ 9.26
Income from Investment Operations
Net investment income (loss) D	.07	.20	.23	.18	.06 F	.05
Net realized and unrealized gain (loss)	(2.92)	(3.76)	2.02	.98	1.40	1.04
Total from investment operations	(2.85)	(3.56)	2.25	1.16	1.46	1.09
Distributions from net investment income	(.18)	(.23)	(.21)	(.06)	(.06)	(.06)
Distributions from net realized gain	-	(.03)	(.02)	-	-	-
Total distributions	(.18)	(.26)	(.23)	(.06)	(.06)	(.06)
Net asset value, end of period	$ 7.96	$ 10.99	$ 14.81	$ 12.79	$ 11.69	$ 10.29
Total Return B, C	(25.97)%	(24.43)%	17.77%	9.95%	14.22%	11.79%
Ratios to Average Net Assets G
Expenses before reductions	.97% A	.87%	.89%	.91%	.92%	.94%
Expenses net of fee waivers, if any	.97% A	.87%	.87%	.91%	.92%	.94%
Expenses net of all reductions	.96% A	.86%	.86%	.87%	.89%	.91%
Net investment income (loss)	1.79% A	1.54%	1.62%	1.50%	.53% F	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 313,847	$ 440,040	$ 576,458	$ 448,831	$ 403,221	$ 352,600
Portfolio turnover rate E	13% A	20%	31%	187% H	71% H	86%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .39%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

H Portfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights - Institutional Class

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 11.00	$ 14.82	$ 12.75
Income from Investment Operations
Net investment income (loss) D	.08	.21	.23
Net realized and unrealized gain (loss)	(2.92)	(3.76)	2.07
Total from investment operations	(2.84)	(3.55)	2.30
Distributions from net investment income	(.21)	(.24)	(.21)
Distributions from net realized gain	-	(.03)	(.02)
Total distributions	(.21)	(.27)	(.23)
Net asset value, end of period	$ 7.95	$ 11.00	$ 14.82
Total Return B, C	(25.94)%	(24.35)%	18.24%
Ratios to Average Net Assets G
Expenses before reductions	.83% A	.78%	.82% A
Expenses net of fee waivers, if any	.83% A	.78%	.82% A
Expenses net of all reductions	.82% A	.77%	.81% A
Net investment income (loss)	1.93% A	1.62%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 935	$ 724	$ 247
Portfolio turnover rate E	13% A	20%	31%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2009 (Unaudited)

1. Organization.

Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class T, Class B, Class C, Asset Manager and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of each Fund. These strategies are consistent with the investment objectives of each Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund. The following summarizes the Funds' investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Equity Sector Central Funds	Fidelity Management & Research Company, Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Repurchase Agreements Restricted Securities	less than .01% to .01%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Repurchase Agreements	.10%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non- U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Repurchase Agreements	.03%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	less than .01%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	less than .01%
Fidelity Tactical Income Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Swap Agreements Repurchase Agreements Restricted Securities	.01%
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Semiannual Report

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each Fund's investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Funds adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of March 31, 2009, for each Fund's investments is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses of the Fidelity Central Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's net asset value. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .10%.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Asset Manager 50% and Fidelity Asset Manager 70%, Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Asset Manager 20%	$ 2,137,021,657	$ 781,026	$ (333,893,992)	$ (333,112,966)
Fidelity Asset Manager 30%	42,675,735	185,543	(6,798,620)	(6,613,077)
Fidelity Asset Manager 40%	29,782,711	96,952	(5,582,151)	(5,485,199)
Fidelity Asset Manager 50%	6,326,941,655	4,939,156	(1,576,791,311)	(1,571,852,155)
Fidelity Asset Manager 60%	34,802,851	257,415	(8,875,725)	(8,618,310)
Fidelity Asset Manager 70%	2,688,610,377	1,112,390	(898,590,161)	(897,477,771)
Fidelity Asset Manager 85%	525,138,641	449,823	(188,421,340)	(187,971,517)

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Funds invest in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. Certain Funds may use futures contracts to manage their exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%	152,193,784	155,639,145
Fidelity Asset Manager 30%	11,337,458	943,107
Fidelity Asset Manager 40%	10,193,393	869,873
Fidelity Asset Manager 50%	469,945,878	483,938,325
Fidelity Asset Manager 60%	10,096,786	6,027,057
Fidelity Asset Manager 70%	131,671,854	137,985,427
Fidelity Asset Manager 85%	66,699,536	22,428,329

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Asset Manager 20%	.30%	.12%	.42%
Fidelity Asset Manager 30%	.30%	.12%	.42%
Fidelity Asset Manager 40%	.30%	.12%	.42%
Fidelity Asset Manager 50%	.25%	.27%	.52%
Fidelity Asset Manager 60%	.30%	.27%	.57%
Fidelity Asset Manager 70%	.30%	.27%	.57%
Fidelity Asset Manager 85%	.30%	.27%	.57%

FMR pays a portion of the management fees received from the Funds to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Fidelity Asset Manager 20%	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	.00%	.25%	$ 11,657	$ 1,977
Class T	.25%	.25%	12,268	26
Class B	.75%	.25%	10,075	7,567
Class C	.75%	.25%	18,752	7,254
			$ 52,752	$ 16,824
Fidelity Asset Manager 30%
Class A	.00%	.25%	$ 1,743	$ 70
Class T	.25%	.25%	2,582	119
Class B	.75%	.25%	2,323	1,840
Class C	.75%	.25%	6,691	5,434
			$ 13,339	$ 7,463
Fidelity Asset Manager 40%
Class A	.00%	.25%	$ 4,926	$ 1,949
Class T	.25%	.25%	4,154	2,373
Class B	.75%	.25%	5,515	5,375
Class C	.75%	.25%	5,895	5,310
			$ 20,490	$ 15,007
Fidelity Asset Manager 50%
Class A	.00%	.25%	$ 12,134	$ 1,576
Class T	.25%	.25%	11,485	22
Class B	.75%	.25%	8,565	6,427
Class C	.75%	.25%	20,003	8,345
			$ 52,187	$ 16,370
Fidelity Asset Manager 60%
Class A	.00%	.25%	$ 3,833	$ 1,445
Class T	.25%	.25%	4,458	931
Class B	.75%	.25%	4,783	4,122
Class C	.75%	.25%	6,726	4,019
			$ 19,800	$ 10,517
Fidelity Asset Manager 70%
Class A	.00%	.25%	$ 85,580	$ 6,742
Class T	.25%	.25%	94,858	1,369
Class B	.75%	.25%	84,984	64,017
Class C	.75%	.25%	138,858	18,195
			$ 404,280	$ 90,323
Fidelity Asset Manager 85%
Class A	.00%	.25%	$ 14,323	$ 1,203
Class T	.25%	.25%	8,050	9
Class B	.75%	.25%	9,855	7,396
Class C	.75%	.25%	18,949	7,380
			$ 51,177	$ 15,988

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Asset Manager 20%	Retained by FDC
Class A	$ 4,772
Class T	1,170
Class B*	2,976
Class C*	1,068
$ 9,986
Fidelity Asset Manager 30%
Class A	$ 2,133
Class T	930
Class B*	103
Class C*	69
$ 3,235
Fidelity Asset Manager 40%
Class A	$ 1,692
Class T	986
Class C*	133
$ 2,811
Fidelity Asset Manager 50%
Class A	$ 5,864
Class T	994
Class B*	3,114
Class C*	2,623
$ 12,595
Fidelity Asset Manager 60%
Class A	$ 4,781
Class T	1,225
Class B*	466
Class C*	584
$ 7,056
Fidelity Asset Manager 70%
Class A	$ 11,421
Class T	4,390
Class B*	31,401
Class C*	1,248
$ 48,460
Fidelity Asset Manager 85%
Class A	$ 9,592
Class T	1,334
Class B*	3,382
Class C *	842
$ 15,150

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Fidelity Asset Manager 20%
Class A	$ 8,756.19
Class T	4,187.17
Class B	2,378.24
Class C	3,692.20
Asset Manager 20%	1,056,519.11
Institutional Class	916.10
	$ 1,076,448
Fidelity Asset Manager 30%
Class A	$ 1,298.19
Class T	913.18
Class B	475.20
Class C	1,119.17
Asset Manager 30%	14,873.12
Institutional Class	255.13
	$ 18,933
Fidelity Asset Manager 40%
Class A	$ 3,020.15
Class T	1,185.14
Class B	666.12
Class C	813.14
Asset Manager 40%	8,023.13
Institutional Class	546.10
	$ 14,253
Fidelity Asset Manager 50%
Class A	$ 12,937.27
Class T	6,287.27
Class B	2,706.32
Class C	6,042.30
Asset Manager 50%	5,919,789.24
Institutional Class	805.16
	$ 5,948,566
Fidelity Asset Manager 60%
Class A	$ 4,814.31
Class T	2,535.29
Class B	1,424.30
Class C	1,821.27
Asset Manager 60%	20,210.26
Institutional Class	569.19
	$ 31,373

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Fidelity Asset Manager 70%
Class A	$ 106,055.31
Class T	60,187.32
Class B	25,863.31
Class C	42,775.31
Asset Manager 70%	2,303,404.27
Institutional Class	30,433.30
	$ 2,568,717
Fidelity Asset Manager 85%
Class A	$ 17,739.31
Class T	5,098.32
Class B	3,136.32
Class C	6,031.32
Asset Manager 85%	509,822.31
Institutional Class	629.17
	$ 542,455

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Asset Manager 50%	Borrower	$ 11,798,692.31%		$ 1,327

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Asset Manager 20%	$ 6,175
Fidelity Asset Manager 30%	94
Fidelity Asset Manager 40%	63
Fidelity Asset Manager 50%	16,717
Fidelity Asset Manager 60%	72
Fidelity Asset Manager 70%	6,270
Fidelity Asset Manager 85%	1,174

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Fidelity Asset Manager 20%
Class A	.90%	$ 224
Class B	1.65%	529
Class C	1.65%	250
Fidelity Asset Manager 30%
Class A	.90%	2,607
Class T	1.15%	2,036
Class B	1.65%	955
Class C	1.65%	2,548
Asset Manager 30%	.65%	40,873
Institutional Class	.65%	794
Fidelity Asset Manager 40%
Class A	.90%	8,736
Class T	1.15%	4,571
Class B	1.65%	3,056
Class C	1.65%	3,285
Asset Manager 40%	.65%	30,791
Institutional Class	.65%	2,833
Fidelity Asset Manager 50%
Class B	1.85%	113
Class C	1.85%	81
Fidelity Asset Manager 60%
Class A	1.10%	8,821
Class T	1.35%	5,194
Class B	1.85%	2,765
Class C	1.85%	3,723
Asset Manager 60%	.85%	42,939
Institutional Class	.85%	1,428

FMR voluntarily agreed to reimburse a portion of certain class' operating expenses. During the period, this reimbursement reduced these class' expenses as noted in the table below.

Reimbursement from adviser
Asset Manager 70%	$ 57,925

Many of the brokers with whom FMR places trades on behalf of certain Funds and certain Equity Central Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction	Transfer Agent expense reduction
Fidelity Asset Manager 20%	$ 8,964	$ 4	$ -
Fidelity Asset Manager 30%	214	-	-
Fidelity Asset Manager 40%	249	-	-
Fidelity Asset Manager 50%	94,094	-	-
Institutional Class	-	-	1
Fidelity Asset Manager 60%	577	-	-
Fidelity Asset Manager 70%	56,371	-	-
Institutional Class	-	-	17
Fidelity Asset Manager 85%	13,499	-	-

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2009	Year ended September 30, 2008
Fidelity Asset Manager 20%
From net investment income
Class A	$ 180,147	$ 217,282
Class T	88,049	139,471
Class B	31,323	38,980
Class C	58,952	66,883
Asset Manager 20%	40,691,242	90,572,886
Institutional Class	38,102	68,611
Total	$ 41,087,815	$ 91,104,113
From net realized gain
Class A	$ -	$ 111,897
Class T	-	88,892
Class B	-	24,291
Class C	-	35,012
Asset Manager 20%	-	49,278,678
Institutional Class	-	37,626
Total	$ -	$ 49,576,396
Fidelity Asset Manager 30% A
From net investment income
Class A	$ 22,276	$ 15,489
Class T	15,747	9,224
Class B	5,979	3,594
Class C	17,428	12,880
Asset Manager 30%	446,811	550,353
Institutional Class	6,585	3,693
Total	$ 514,826	$ 595,233
Fidelity Asset Manager 40% A
From net investment income
Class A	$ 35,278	$ 27,725
Class T	21,779	24,685
Class B	11,980	15,306
Class C	12,606	15,599
Asset Manager 40%	171,927	119,397
Institutional Class	18,120	25,655
Total	$ 271,690	$ 228,367
Fidelity Asset Manager 50%
From net investment income
Class A	$ 175,095	$ 185,719
Class T	82,261	112,972
Class B	24,744	29,127
Class C	55,455	67,942
Asset Manager 50%	105,195,748	239,444,582
Institutional Class	12,368	26,633
Total	$ 105,545,671	$ 239,866,975
From net realized gain
Class A	$ 8,976	$ 359,333
Class T	4,405	290,067
Class B	1,523	98,729
Class C	3,756	225,372
Asset Manager 50%	4,641,464	555,465,189
Institutional Class	794	71,038
Total	$ 4,660,918	$ 556,509,728

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders - continued

	Six months ended March 31, 2009	Year ended September 30, 2008
Fidelity Asset Manager 60% A
From net investment income
Class A	$ 47,042	$ 7,307
Class T	27,701	2,841
Class B	7,436	1,840
Class C	11,096	1,840
Asset Manager 60%	284,188	18,398
Institutional Class	10,417	4,475
Total	$ 387,880	$ 36,701
Fidelity Asset Manager 70%
From net investment income
Class A	$ 1,931,219	$ -B
Class T	1,065,950	-B
Class B	447,034	-B
Class C	727,522	-B
Asset Manager 70%	49,684,258	72,024,349
Institutional Class	583,810	-B
Total	$ 54,439,793	$ 72,024,349
From net realized gain
Asset Manager 70%	$ -	$ 3,513,384
Fidelity Asset Manager 85%
From net investment income
Class A	$ 236,401	$ 150,986
Class T	60,047	34,666
Class B	22,565	23,020
Class C	40,556	54,595
Asset Manager 85%	7,078,878	9,096,274
Institutional Class	16,915	3,940
Total	$ 7,455,362	$ 9,363,481
From net realized gain
Class A	$ -	$ 20,022
Class T	-	5,093
Class B	-	4,288
Class C	-	9,298
Asset Manager 85%	-	1,185,614
Institutional Class	-	488
Total	$ -	$ 1,224,803

A For the period October 9, 2007 (commencement of operations) to September 30, 2008.

B For the period September 23, 2008 (commencement of shares) to September 30, 2008.

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2009	Year ended September 30, 2008	Six months ended March 31, 2009	Year ended September 30, 2008
Fidelity Asset Manager 20%
Class A
Shares sold	634,581	723,971	$ 6,525,830	$ 8,907,277
Reinvestment of distributions	15,025	20,064	156,054	246,151
Shares redeemed	(270,144)	(301,654)	(2,767,617)	(3,651,098)
Net increase (decrease)	379,462	442,381	$ 3,914,267	$ 5,502,330
Class T
Shares sold	288,151	207,033	$ 2,927,194	$ 2,528,153
Reinvestment of distributions	7,696	16,854	80,062	207,671
Shares redeemed	(95,656)	(97,145)	(1,000,282)	(1,189,971)
Net increase (decrease)	200,191	126,742	$ 2,006,974	$ 1,545,853
Class B
Shares sold	93,326	148,755	$ 965,326	$ 1,806,819
Reinvestment of distributions	2,446	4,541	25,538	55,799
Shares redeemed	(70,967)	(55,802)	(728,464)	(672,403)
Net increase (decrease)	24,805	97,494	$ 262,400	$ 1,190,215
Class C
Shares sold	264,521	269,755	$ 2,680,057	$ 3,257,302
Reinvestment of distributions	4,322	5,896	45,081	72,166
Shares redeemed	(80,815)	(83,185)	(829,550)	(1,003,632)
Net increase (decrease)	188,028	192,466	$ 1,895,588	$ 2,325,836
Asset Manager 20%
Shares sold	22,888,116	58,898,445	$ 236,122,367	$ 723,714,675
Reinvestment of distributions	3,719,483	10,897,714	38,964,766	134,543,532
Shares redeemed	(52,756,566)	(64,781,528)	(545,872,295)	(791,199,186)
Net increase (decrease)	(26,148,967)	5,014,631	$ (270,785,162)	$ 67,059,021
Institutional Class
Shares sold	110,285	180,834	$ 1,138,837	$ 2,308,608
Reinvestment of distributions	3,359	8,001	34,957	98,769
Shares redeemed	(33,409)	(56,367)	(345,814)	(687,919)
Net increase (decrease)	80,235	132,468	$ 827,980	$ 1,719,458
Fidelity Asset Manager 30% A
Class A
Shares sold	127,921	144,653	$ 974,471	$ 1,379,463
Reinvestment of distributions	2,359	1,332	18,271	12,471
Shares redeemed	(61,766)	(12,117)	(455,534)	(111,408)
Net increase (decrease)	68,514	133,868	$ 537,208	$ 1,280,526
Class T
Shares sold	48,526	133,157	$ 367,568	$ 1,249,065
Reinvestment of distributions	1,999	983	15,603	9,168
Shares redeemed	(38,976)	(10,072)	(291,284)	(93,877)
Net increase (decrease)	11,549	124,068	$ 91,887	$ 1,164,356
Class B
Shares sold	41,142	55,559	$ 308,567	$ 524,350
Reinvestment of distributions	755	382	5,907	3,594
Shares redeemed	(39,424)	(392)	(297,022)	(3,644)
Net increase (decrease)	2,473	55,549	$ 17,452	$ 524,300
Class C
Shares sold	49,420	186,960	$ 377,832	$ 1,749,175
Reinvestment of distributions	2,113	1,370	16,575	12,797
Shares redeemed	(40,980)	(15,226)	(310,059)	(143,734)
Net increase (decrease)	10,553	173,104	$ 84,348	$ 1,618,238

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2009	Year ended September 30, 2008	Six months ended March 31, 2009	Year ended September 30, 2008
Asset Manager 30%
Shares sold	2,935,116	5,359,391	$ 22,370,855	$ 50,914,907
Reinvestment of distributions	55,884	56,102	434,649	525,162
Shares redeemed	(1,859,651)	(2,411,599)	(14,190,414)	(22,329,751)
Net increase (decrease)	1,131,349	3,003,894	$ 8,615,090	$ 29,110,318
Institutional Class
Shares sold	52,253	23,759	$ 406,925	$ 231,444
Reinvestment of distributions	857	391	6,585	3,693
Shares redeemed	(22,657)	-	(173,786)	-
Net increase (decrease)	30,453	24,150	$ 239,724	$ 235,137
Fidelity Asset Manager 40% A
Class A
Shares sold	792,778	250,703	$ 5,666,470	$ 2,436,280
Reinvestment of distributions	4,500	2,933	33,985	27,298
Shares redeemed	(337,797)	(12,251)	(2,416,086)	(109,719)
Net increase (decrease)	459,481	241,385	$ 3,284,369	$ 2,353,859
Class T
Shares sold	78,358	227,454	$ 563,760	$ 2,214,040
Reinvestment of distributions	2,828	2,641	21,689	24,648
Shares redeemed	(62,518)	(11,458)	(440,919)	(102,562)
Net increase (decrease)	18,668	218,637	$ 144,530	$ 2,136,126
Class B
Shares sold	20,387	164,587	$ 146,811	$ 1,626,346
Reinvestment of distributions	1,500	1,632	11,541	15,307
Shares redeemed	(48,760)	(2,203)	(344,255)	(19,407)
Net increase (decrease)	(26,873)	164,016	$ (185,903)	$ 1,622,246
Class C
Shares sold	32,773	185,184	$ 233,930	$ 1,826,153
Reinvestment of distributions	1,615	1,654	12,390	15,523
Shares redeemed	(46,404)	(22,232)	(327,789)	(200,684)
Net increase (decrease)	(12,016)	164,606	$ (81,469)	$ 1,640,992
Asset Manager 40%
Shares sold	1,446,502	1,762,049	$ 10,403,133	$ 16,509,845
Reinvestment of distributions	22,213	12,657	169,291	116,657
Shares redeemed	(696,984)	(477,589)	(4,961,223)	(4,363,370)
Net increase (decrease)	771,731	1,297,117	$ 5,611,201	$ 12,263,132
Institutional Class
Shares sold	361	156,120	$ 2,628	$ 1,556,663
Reinvestment of distributions	2,356	2,743	18,120	25,655
Shares redeemed	(36,331)	-	(256,342)	-
Net increase (decrease)	(33,614)	158,863	$ (235,594)	$ 1,582,318
Fidelity Asset Manager 50%
Class A
Shares sold	349,204	701,937	$ 3,707,252	$ 10,522,398
Reinvestment of distributions	14,959	34,512	171,904	528,926
Shares redeemed	(185,402)	(176,302)	(1,942,416)	(2,573,190)
Net increase (decrease)	178,761	560,147	$ 1,936,740	$ 8,478,134
Class T
Shares sold	153,716	321,333	$ 1,619,296	$ 4,828,159
Reinvestment of distributions	6,930	25,741	79,767	396,949
Shares redeemed	(113,333)	(108,476)	(1,219,716)	(1,580,570)
Net increase (decrease)	47,313	238,598	$ 479,347	$ 3,644,538

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2009	Year ended September 30, 2008	Six months ended March 31, 2009	Year ended September 30, 2008
Fidelity Asset Manager 50%
Class B
Shares sold	71,940	140,799	$ 760,357	$ 2,118,896
Reinvestment of distributions	1,995	6,699	23,053	103,082
Shares redeemed	(49,296)	(45,273)	(523,525)	(662,500)
Net increase (decrease)	24,639	102,225	$ 259,885	$ 1,559,478
Class C
Shares sold	153,896	230,335	$ 1,654,077	$ 3,467,980
Reinvestment of distributions	3,317	14,272	37,940	220,179
Shares redeemed	(101,220)	(78,688)	(1,057,520)	(1,165,992)
Net increase (decrease)	55,993	165,919	$ 634,497	$ 2,522,167
Asset Manager 50%
Shares sold	14,160,873	28,976,509	$ 151,563,072	$ 439,124,893
Reinvestment of distributions	9,190,561	49,866,308	106,276,520	772,727,250
Shares redeemed	(61,823,348)	(116,862,705)	(660,314,141)	(1,770,033,572)
Net increase (decrease)	(38,471,914)	(38,019,888)	$ (402,474,549)	$ (558,181,429)
Institutional Class
Shares sold	120,324	64,415	$ 1,295,621	$ 1,084,439
Reinvestment of distributions	1,174	6,272	13,162	97,072
Shares redeemed	(5,843)	(45,377)	(61,098)	(667,764)
Net increase (decrease)	115,655	25,310	$ 1,247,685	$ 513,747
Fidelity Asset Manager 60% A
Class A
Shares sold	302,878	508,064	$ 1,952,117	$ 4,661,791
Reinvestment of distributions	7,097	761	46,058	7,307
Shares redeemed	(144,277)	(114,471)	(923,187)	(1,028,696)
Net increase (decrease)	165,698	394,354	$ 1,074,988	$ 3,640,402
Class T
Shares sold	256,414	186,969	$ 1,673,445	$ 1,747,896
Reinvestment of distributions	3,579	283	23,192	2,720
Shares redeemed	(120,035)	(32,399)	(764,230)	(277,952)
Net increase (decrease)	139,958	154,853	$ 932,407	$ 1,472,664
Class B
Shares sold	55,125	138,223	$ 356,188	$ 1,314,613
Reinvestment of distributions	1,109	192	7,209	1,840
Shares redeemed	(41,689)	(2,557)	(262,179)	(22,565)
Net increase (decrease)	14,545	135,858	$ 101,218	$ 1,293,888
Class C
Shares sold	54,323	210,884	$ 351,834	$ 1,970,860
Reinvestment of distributions	1,710	192	11,096	1,840
Shares redeemed	(71,554)	(3,246)	(451,839)	(27,889)
Net increase (decrease)	(15,521)	207,830	$ (88,909)	$ 1,944,811
Asset Manager 60%
Shares sold	2,083,610	3,150,368	$ 13,537,015	$ 28,160,474
Reinvestment of distributions	42,505	1,882	275,857	18,064
Shares redeemed	(2,071,535)	(362,700)	(13,763,948)	(3,178,965)
Net increase (decrease)	54,580	2,789,550	$ 48,924	$ 24,999,573
Institutional Class
Shares sold	300	99,914	$ 1,918	$ 989,544
Reinvestment of distributions	1,605	466	10,417	4,475
Shares redeemed	(24,045)	(916)	(152,405)	(7,979)
Net increase (decrease)	(22,140)	99,464	$ (140,070)	$ 986,040

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2009	Year ended September 30, 2008	Six months ended March 31, 2009	Year ended September 30, 2008
Fidelity Asset Manager 70%
Class A B
Shares sold	1,089,558	20,467	$ 11,515,611	$ 370,778
Issued in exchange for shares of Fidelity Advisor Asset Manager 70%	-	6,533,497	-	92,514,323
Reinvestment of distributions	173,733	-	1,832,882	-
Shares redeemed	(1,552,765)	(17,859)	(16,488,564)	(315,305)
Net increase (decrease)	(289,474)	6,536,105	$ (3,140,071)	$ 92,569,796
Class T B
Shares sold	281,560	5,194	$ 2,982,418	$ 138,458
Issued in exchange for shares of Fidelity Advisor Asset Manager 70%	-	3,860,173	-	54,660,040
Reinvestment of distributions	97,734	-	1,031,094	-
Shares redeemed	(851,162)	(12,767)	(9,148,341)	(237,608)
Net increase (decrease)	(471,868)	3,852,600	$ (5,134,829)	$ 54,560,890
Class B B
Shares sold	99,786	8,599	$ 1,065,028	$ 132,691
Issued in exchange for shares of Fidelity Advisor Asset Manager 70%	-	1,725,798	-	24,437,297
Reinvestment of distributions	39,046	-	411,939	-
Shares redeemed	(439,084)	(7,056)	(4,572,209)	(105,755)
Net increase (decrease)	(300,252)	1,727,341	$ (3,095,242)	$ 24,464,233
Class C B
Shares sold	154,462	2,918	$ 1,656,662	$ 217,647
Issued in exchange for shares of Fidelity Advisor Asset Manager 70%	-	2,780,313	-	39,369,233
Reinvestment of distributions	60,708	-	640,464	-
Shares redeemed	(520,050)	(10,650)	(5,519,344)	(326,514)
Net increase (decrease)	(304,880)	2,772,581	$ (3,222,218)	$ 39,260,366
Asset Manager 70%
Shares sold	6,806,914	12,436,796	$ 72,213,552	$ 201,255,406
Reinvestment of distributions	4,628,030	4,363,853	48,825,720	74,272,772
Shares redeemed	(18,834,758)	(33,660,002)	(200,018,713)	(549,568,450)
Net increase (decrease)	(7,399,814)	(16,859,353)	$ (78,979,441)	$ (274,040,272)
Institutional Class B
Shares sold	187,268	10,330	$ 2,020,764	$ 152,572
Issued in exchange for shares of Fidelity Advisor Asset Manager 70%	-	1,881,221	-	26,638,086
Reinvestment of distributions	55,050	-	580,778	-
Shares redeemed	(205,454)	(3,734)	(2,167,758)	(57,654)
Net increase (decrease)	36,864	1,887,817	$ 433,784	$ 26,733,004
Fidelity Asset Manager 85%
Class A
Shares sold	575,378	881,000	$ 4,699,493	$ 11,708,813
Reinvestment of distributions	27,818	11,613	230,607	164,450
Shares redeemed	(145,761)	(212,398)	(1,192,418)	(2,755,503)
Net increase (decrease)	457,435	680,215	$ 3,737,682	$ 9,117,760
Class T
Shares sold	106,204	302,865	$ 865,764	$ 3,973,155
Reinvestment of distributions	6,419	2,802	53,147	39,626
Shares redeemed	(75,736)	(52,286)	(611,229)	(680,328)
Net increase (decrease)	36,887	253,381	$ 307,682	$ 3,332,453
Class B
Shares sold	73,022	152,342	$ 591,493	$ 2,031,969
Reinvestment of distributions	2,567	1,841	21,255	26,000
Shares redeemed	(59,412)	(39,226)	(472,411)	(510,836)
Net increase (decrease)	16,177	114,957	$ 140,337	$ 1,547,133
Class C
Shares sold	144,824	329,559	$ 1,158,465	$ 4,362,588
Reinvestment of distributions	3,717	3,034	30,743	42,720
Shares redeemed	(115,976)	(86,632)	(946,075)	(1,115,724)
Net increase (decrease)	32,565	245,961	$ 243,133	$ 3,289,584

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2009	Year ended September 30, 2008	Six months ended March 31, 2009	Year ended September 30, 2008
Asset Manager 85%
Shares sold	5,371,041	11,096,127	$ 44,712,229	$ 149,870,831
Reinvestment of distributions	831,961	709,187	6,921,914	10,063,914
Shares redeemed	(6,815,743)	(10,707,014)	(56,893,825)	(142,112,234)
Net increase (decrease)	(612,741)	1,098,300	$ (5,259,682)	$ 17,822,511
Institutional Class
Shares sold	77,043	62,723	$ 619,474	$ 834,204
Reinvestment of distributions	1,865	180	15,502	2,553
Shares redeemed	(27,085)	(13,803)	(214,182)	(173,778)
Net increase (decrease)	51,823	49,100	$ 420,794	$ 662,979

A For the period October 9, 2007 (commencement of operations) to September 30, 2008.

B For the period September 23, 2008 (commencement of operations) to September 30, 2008.

11. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Fund	Affiliated %
Fidelity Asset Manager 40%	29%

12. Merger Information.

On September 26, 2008, Fidelity Asset Manager 70% acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Asset Manager 70% Fund pursuant to an agreement and plan of reorganization approved by the Board of Trustees on May 15, 2008. The acquisition was accomplished by an exchange of 6,533,497, 3,860,173, 1,725,798, 2,780,313 and 1,881,221 shares of Class A, Class T, Class B, Class C and Institutional Class of the Fund, respectively, for 9,324,617, 5,534,757, 2,486,431, 4,011,919, and 2,679,998 shares then outstanding of Class A, Class T, Class B, Class C and Institutional Class (valued at $9.92, $9.88, $9.83, $9.81, and $9.94, per share for Class A, Class T, Class B, Class C and Institutional Class, respectively) of the Fidelity Advisor Asset Manager 70% Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Fidelity Advisor Asset Manager 70% Fund's net assets, including $21,261,054 of unrealized depreciation, were combined with the Fund's net assets of $2,365,472,024 for total net assets after the acquisition of $2,603,091,003.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments
Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AR-USAN-0509
1.878279.100

Fidelity Advisor Asset Manager® Funds -
20%, 30%, 40%, 50%, 60%, 70%, 85% -
Class A, Class T, Class B, and Class C

Semiannual Report

March 31, 2009

Each Class A, Class T, Class B and Class C are
classes of Fidelity Asset Manager® Funds

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	3	Ned Johnson's message to shareholders.
Shareholder Expense Example	4	An example of shareholder expenses.
Advisor Asset Manager 20%	8 9 10 12	Investment Changes Investment Summary Investments Financial Statements
Advisor Asset Manager 30%	17 18 19 21	Investment Changes Investment Summary Investments Financial Statements
Advisor Asset Manager 40%	26 27 28 30	Investment Changes Investment Summary Investments Financial Statements
Advisor Asset Manager 50%	35 36 37 40	Investment Changes Investment Summary Investments Financial Statements
Advisor Asset Manager 60%	45 46 47 50	Investment Changes Investment Summary Investments Financial Statements
Advisor Asset Manager 70%	55 56 57 60	Investment Changes Investment Summary Investments Financial Statements
Advisor Asset Manager 85%	65 66 67 70	Investment Changes Investment Summary Investments Financial Statements
Notes	75	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

The Funds invest in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Funds, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Funds presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Funds also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Funds' annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2008 to March 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During Period* October 1, 2008 to March 31, 2009
Fidelity Asset Manager 20%
Class A	.90%
Actual		$ 1,000.00	$ 920.00	$ 4.31
HypotheticalA		$ 1,000.00	$ 1,020.44	$ 4.53
Class T	1.14%
Actual		$ 1,000.00	$ 919.60	$ 5.46
HypotheticalA		$ 1,000.00	$ 1,019.25	$ 5.74
Class B	1.65%
Actual		$ 1,000.00	$ 916.30	$ 7.88
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.30
Class C	1.65%
Actual		$ 1,000.00	$ 916.50	$ 7.88
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.30
Asset Manager 20%	.58%
Actual		$ 1,000.00	$ 921.50	$ 2.78
HypotheticalA		$ 1,000.00	$ 1,022.04	$ 2.92
Institutional Class	.56%
Actual		$ 1,000.00	$ 922.30	$ 2.68
HypotheticalA		$ 1,000.00	$ 1,022.14	$ 2.82
	Annualized Expense Ratio	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During Period* October 1, 2008 to March 31, 2009
Fidelity Asset Manager 30%
Class A	.90%
Actual		$ 1,000.00	$ 886.40	$ 4.23
HypotheticalA		$ 1,000.00	$ 1,020.44	$ 4.53
Class T	1.15%
Actual		$ 1,000.00	$ 886.20	$ 5.41
HypotheticalA		$ 1,000.00	$ 1,019.20	$ 5.79
Class B	1.65%
Actual		$ 1,000.00	$ 884.20	$ 7.75
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.30
Class C	1.65%
Actual		$ 1,000.00	$ 883.90	$ 7.75
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.30
Asset Manager 30%	.65%
Actual		$ 1,000.00	$ 888.60	$ 3.06
HypotheticalA		$ 1,000.00	$ 1,021.69	$ 3.28
Institutional Class	.65%
Actual		$ 1,000.00	$ 888.60	$ 3.06
HypotheticalA		$ 1,000.00	$ 1,021.69	$ 3.28
Fidelity Asset Manager 40%
Class A	.90%
Actual		$ 1,000.00	$ 855.50	$ 4.16
HypotheticalA		$ 1,000.00	$ 1,020.44	$ 4.53
Class T	1.15%
Actual		$ 1,000.00	$ 855.20	$ 5.32
HypotheticalA		$ 1,000.00	$ 1,019.20	$ 5.79
Class B	1.65%
Actual		$ 1,000.00	$ 853.70	$ 7.63
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.30
Class C	1.65%
Actual		$ 1,000.00	$ 852.70	$ 7.62
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.30
Asset Manager 40%	.65%
Actual		$ 1,000.00	$ 856.60	$ 3.01
HypotheticalA		$ 1,000.00	$ 1,021.69	$ 3.28
Institutional Class	.65%
Actual		$ 1,000.00	$ 856.60	$ 3.01
HypotheticalA		$ 1,000.00	$ 1,021.69	$ 3.28
Fidelity Asset Manager 50%
Class A	1.07%
Actual		$ 1,000.00	$ 830.70	$ 4.88
HypotheticalA		$ 1,000.00	$ 1,019.60	$ 5.39
Class T	1.32%
Actual		$ 1,000.00	$ 829.60	$ 6.02
HypotheticalA		$ 1,000.00	$ 1,018.35	$ 6.64
Class B	1.85%
Actual		$ 1,000.00	$ 827.40	$ 8.43
HypotheticalA		$ 1,000.00	$ 1,015.71	$ 9.30
	Annualized Expense Ratio	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During Period* October 1, 2008 to March 31, 2009
Class C	1.85%
Actual		$ 1,000.00	$ 827.50	$ 8.43
HypotheticalA		$ 1,000.00	$ 1,015.71	$ 9.30
Asset Manager 50%	.79%
Actual		$ 1,000.00	$ 832.10	$ 3.61
HypotheticalA		$ 1,000.00	$ 1,020.99	$ 3.98
Institutional Class	.71%
Actual		$ 1,000.00	$ 831.70	$ 3.24
HypotheticalA		$ 1,000.00	$ 1,021.39	$ 3.58
Fidelity Asset Manager 60%
Class A	1.10%
Actual		$ 1,000.00	$ 811.50	$ 4.97
HypotheticalA		$ 1,000.00	$ 1,019.45	$ 5.54
Class T	1.35%
Actual		$ 1,000.00	$ 810.10	$ 6.09
HypotheticalA		$ 1,000.00	$ 1,018.20	$ 6.79
Class B	1.85%
Actual		$ 1,000.00	$ 808.80	$ 8.34
HypotheticalA		$ 1,000.00	$ 1,015.71	$ 9.30
Class C	1.85%
Actual		$ 1,000.00	$ 807.90	$ 8.34
HypotheticalA		$ 1,000.00	$ 1,015.71	$ 9.30
Asset Manager 60%	.85%
Actual		$ 1,000.00	$ 812.10	$ 3.84
HypotheticalA		$ 1,000.00	$ 1,020.69	$ 4.28
Institutional Class	.85%
Actual		$ 1,000.00	$ 812.10	$ 3.84
HypotheticalA		$ 1,000.00	$ 1,020.69	$ 4.28
Fidelity Asset Manager 70%
Class A	1.20%
Actual		$ 1,000.00	$ 773.40	$ 5.31
HypotheticalA		$ 1,000.00	$ 1,018.95	$ 6.04
Class T	1.46%
Actual		$ 1,000.00	$ 772.80	$ 6.45
HypotheticalA		$ 1,000.00	$ 1,017.65	$ 7.34
Class B	1.95%
Actual		$ 1,000.00	$ 770.20	$ 8.61
HypotheticalA		$ 1,000.00	$ 1,015.21	$ 9.80
Class C	1.95%
Actual		$ 1,000.00	$ 770.30	$ 8.61
HypotheticalA		$ 1,000.00	$ 1,015.21	$ 9.80
Asset Manager 70%	.90%
Actual		$ 1,000.00	$ 774.80	$ 3.98
HypotheticalA		$ 1,000.00	$ 1,020.44	$ 4.53
Institutional Class	.93%
Actual		$ 1,000.00	$ 774.70	$ 4.11
HypotheticalA		$ 1,000.00	$ 1,020.29	$ 4.68
	Annualized Expense Ratio	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During Period* October 1, 2008 to March 31, 2009
Fidelity Asset Manager 85%
Class A	1.21%
Actual		$ 1,000.00	$ 739.80	$ 5.25
HypotheticalA		$ 1,000.00	$ 1,018.90	$ 6.09
Class T	1.47%
Actual		$ 1,000.00	$ 738.30	$ 6.37
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.39
Class B	1.97%
Actual		$ 1,000.00	$ 736.90	$ 8.53
HypotheticalA		$ 1,000.00	$ 1,015.11	$ 9.90
Class C	1.97%
Actual		$ 1,000.00	$ 736.90	$ 8.53
HypotheticalA		$ 1,000.00	$ 1,015.11	$ 9.90
Asset Manager 85%	.97%
Actual		$ 1,000.00	$ 740.30	$ 4.21
HypotheticalA		$ 1,000.00	$ 1,020.09	$ 4.89
Institutional Class	.83%
Actual		$ 1,000.00	$ 740.60	$ 3.60
HypotheticalA		$ 1,000.00	$ 1,020.79	$ 4.18

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Funds annualized expense ratio.

In addition to the expenses noted above, the Funds also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than ..01% to .10%.

Semiannual Report

Fidelity Asset Manager 20%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.
Top Five Bond Issuers as of March 31, 2009
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	15.6	17.8
U.S. Treasury Obligations	6.4	2.8
Government National Mortgage Association	2.6	2.5
Freddie Mac	2.6	6.6
Simon Property Group LP	0.7	0.5
	27.9
Quality Diversification (% of fund's net assets)
As of March 31, 2009	As of September 30, 2008
U.S. Government and U.S. Government Agency Obligations 27.6%	U.S. Government and U.S. Government Agency Obligations 30.0%
AAA,AA,A 13.3%	AAA,AA,A 14.1%
BBB 10.0%	BBB 10.2%
BB and Below 7.1%	BB and Below 5.2%
Not Rated 0.3%	Not Rated 0.7%
Equities 19.4%	Equities 20.1%
Short-Term Investments and Net Other Assets 22.3%	Short-Term Investments and Net Other Assets 19.7%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of March 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Procter & Gamble Co.	0.3	0.3
Hewlett-Packard Co.	0.3	0.0
The Coca-Cola Co.	0.2	0.2
QUALCOMM, Inc.	0.2	0.1
PepsiCo, Inc.	0.2	0.2
	1.2
Asset Allocation (% of fund's net assets)
As of March 31, 2009	As of September 30, 2008
Stock class and Equity Futures 19.4%	Stock class and Equity Futures 19.8%
Bond class 56.6%	Bond class 59.3%
Short-Term class 24.0%	Short-Term class 20.9%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 20%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2009
% of fund's net assets
Equity Central Funds
Fidelity Information Technology Central Fund	3.4
Fidelity Health Care Central Fund	2.9
Fidelity Financials Central Fund	2.4
Fidelity Consumer Staples Central Fund	2.2
Fidelity Industrials Central Fund	2.2
Fidelity Consumer Discretionary Central Fund	2.1
Fidelity Energy Central Fund	2.1
Fidelity Materials Central Fund	0.8
Fidelity Utilities Central Fund	0.8
Fidelity Telecom Services Central Fund	0.8
Total Equity Central Funds	19.7
Fixed-Income Central Funds
Investment Grade Fixed-Income Funds	51.5
High Yield Fixed-Income Funds	5.9
Total Fixed-Income Central Funds	57.4
Money Market Central Funds	22.9
Net Other Assets	0.0
Total	100.0
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds was 7.7% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 20%

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 19.7%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	555,344	$ 38,146,543
Fidelity Consumer Staples Central Fund (b)	449,134	39,860,616
Fidelity Energy Central Fund (b)	568,512	37,999,327
Fidelity Financials Central Fund (b)	1,235,130	43,723,611
Fidelity Health Care Central Fund (b)	650,520	52,249,765
Fidelity Industrials Central Fund (b)	595,654	39,753,928
Fidelity Information Technology Central Fund (b)	815,426	61,898,958
Fidelity Materials Central Fund (b)	182,000	14,463,525
Fidelity Telecom Services Central Fund (b)	173,749	13,333,527
Fidelity Utilities Central Fund (b)	197,092	14,433,081
TOTAL EQUITY CENTRAL FUNDS (Cost $534,679,824)		355,862,881
Fixed-Income Central Funds - 57.4%

High Yield Fixed-Income Funds - 5.9%
Fidelity Floating Rate Central Fund (b)	483,395	34,383,920
Fidelity High Income Central Fund 1 (b)	973,943	70,951,768
TOTAL HIGH YIELD FIXED-INCOME FUNDS		105,335,688
Investment Grade Fixed-Income Funds - 51.5%
Fidelity Tactical Income Central Fund (b)	10,893,466	929,757,354
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,189,389,066)		1,035,093,042
Money Market Central Funds - 22.9%
	Shares	Value
Fidelity Cash Central Fund, 0.52% (a)	44,402,634	$ 44,402,634
Fidelity Money Market Central Fund, 1.36% (a)	368,550,134	368,550,134
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $412,952,768)		412,952,768
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,137,021,658)		1,803,908,691
NET OTHER ASSETS - 0.0%		295,868
NET ASSETS - 100%		$ 1,804,204,559
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,089,060
Fidelity Consumer Discretionary Central Fund	389,235
Fidelity Consumer Staples Central Fund	544,305
Fidelity Energy Central Fund	230,957
Fidelity Financials Central Fund	956,208
Fidelity Floating Rate Central Fund	1,754,280
Fidelity Health Care Central Fund	436,389
Fidelity High Income Central Fund 1	2,979,686
Fidelity Industrials Central Fund	509,019
Fidelity Information Technology Central Fund	258,045
Fidelity Materials Central Fund	155,926
Fidelity Money Market Central Fund	3,261,520
Fidelity Tactical Income Central Fund	27,515,544
Fidelity Telecom Services Central Fund	117,956
Fidelity Utilities Central Fund	275,962
Total	$ 40,474,092
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non-Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 42,899,299	$ 7,265,900	$ 10,798	$ 38,146,543	9.1%
Fidelity Consumer Staples Central Fund	43,280,780	7,633,292	12,756	39,860,616	9.1%
Fidelity Energy Central Fund	45,971,670	13,225,094	14,121	37,999,327	9.1%
Fidelity Financials Central Fund	67,032,602	12,398,420	13,883	43,723,611	9.1%
Fidelity Floating Rate Central Fund	67,675,508	1,874,821	23,524,293	34,383,920	1.5%
Fidelity Health Care Central Fund	54,027,771	9,643,693	16,199	52,249,765	9.1%
Fidelity High Income Central Fund 1	42,245,646	35,297,735	22,546	70,951,768	18.3%
Fidelity Industrials Central Fund	50,521,309	10,325,003	11,688	39,753,928	9.1%
Fidelity Information Technology Central Fund	62,956,141	14,716,218	20,232	61,898,958	9.1%
Fidelity Materials Central Fund	15,341,018	3,826,189	4,153	14,463,525	9.1%
Fidelity Tactical Income Central Fund	1,082,230,662	30,813,422	131,979,576	929,757,354	27.6%
Fidelity Telecom Services Central Fund	12,667,166	2,519,581	4,094	13,333,527	9.1%
Fidelity Utilities Central Fund	15,447,872	2,654,415	4,806	14,433,081	9.1%
Total	$ 1,602,297,444	$ 152,193,783	$ 155,639,145	$ 1,390,955,923
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,803,908,691	$ 1,803,908,691	$ -	$ -
Income Tax Information
The fund intends to elect to defer to its fiscal year ending September 30, 2009 approximately $69,973,438 of losses recognized during the period November 1, 2007 to September 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 20%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009 (Unaudited)

Assets
Investments in securities, at value (cost $2,137,021,658) - See accompanying schedule:		$ 1,803,908,691
Cash		15,906
Receivable for investments sold		454,407
Receivable for fund shares sold		1,698,584
Distributions receivable from Fidelity Central Funds		6,363,508
Prepaid expenses		15,633
Other receivables		2,228
Total assets		1,812,458,957

Liabilities
Payable for investments purchased	$ 6,156,910
Payable for fund shares redeemed	1,213,433
Accrued management fee	621,047
Distribution fees payable	10,361
Other affiliated payables	224,527
Other payables and accrued expenses	28,120
Total liabilities		8,254,398

Net Assets		$ 1,804,204,559
Net Assets consist of:
Paid in capital		$ 2,236,729,618
Undistributed net investment income		5,682,503
Accumulated undistributed net realized gain (loss) on investments		(105,094,596)
Net unrealized appreciation (depreciation) on investments		(333,112,966)
Net Assets		$ 1,804,204,559

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($11,135,592 ÷ 1,087,191 shares)		$ 10.24

Maximum offering price per share (100/94.25 of $10.24)		$ 10.86
Class T: Net Asset Value and redemption price per share ($6,483,718 ÷ 633,997 shares)		$ 10.23

Maximum offering price per share (100/96.50 of $10.23)		$ 10.60
Class B: Net Asset Value and offering price per share ($2,036,064 ÷ 199,328 shares)A		$ 10.21

Class C: Net Asset Value and offering price per share ($5,229,096 ÷ 512,443 shares)A		$ 10.20

Asset Manager 20%: Net Asset Value, offering price and redemption price per share ($1,776,942,665 ÷ 173,294,171 shares)		$ 10.25

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,377,424 ÷ 231,916 shares)		$ 10.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2009 (Unaudited)

Investment Income
Interest		$ 1,536
Income from Fidelity Central Funds		40,474,092
Total income		40,475,628

Expenses
Management fee	$ 3,954,935
Transfer agent fees	1,076,448
Distribution fees	52,752
Accounting fees and expenses	311,308
Custodian fees and expenses	2,500
Independent trustees' compensation	3,745
Registration fees	57,219
Audit	31,922
Legal	4,855
Miscellaneous	15,407
Total expenses before reductions	5,511,091
Expense reductions	(9,967)	5,501,124
Net investment income (loss)		34,974,504
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	571,097
Fidelity Central Funds	(24,521,200)
Futures contracts	(7,536,941)
Total net realized gain (loss)		(31,487,044)
Change in net unrealized appreciation (depreciation) on: Investment securities	(183,379,190)
Futures contracts	1,367,696
Total change in net unrealized appreciation (depreciation)		(182,011,494)
Net gain (loss)		(213,498,538)
Net increase (decrease) in net assets resulting from operations		$ (178,524,034)

Statement of Changes in Net Assets

	Six months ended March 31, 2009 (Unaudited)	Year ended September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,974,504	$ 86,585,401
Net realized gain (loss)	(31,487,044)	(18,069,996)
Change in net unrealized appreciation (depreciation)	(182,011,494)	(241,275,471)
Net increase (decrease) in net assets resulting from operations	(178,524,034)	(172,760,066)
Distributions to shareholders from net investment income	(41,087,815)	(91,104,113)
Distributions to shareholders from net realized gain	-	(49,576,396)
Total distributions	(41,087,815)	(140,680,509)
Share transactions - net increase (decrease)	(261,877,953)	79,342,713
Total increase (decrease) in net assets	(481,489,802)	(234,097,862)

Net Assets
Beginning of period	2,285,694,361	2,519,792,223
End of period (including undistributed net investment income of $5,682,503 and undistributed net investment income of $11,795,814, respectively)	$ 1,804,204,559	$ 2,285,694,361

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.35	$ 12.90	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.17	.39	.48
Net realized and unrealized gain (loss)	(1.07)	(1.27)	.40
Total from investment operations	(.90)	(.88)	.88
Distributions from net investment income	(.21)	(.42)	(.52)
Distributions from net realized gain	-	(.25)	(.59)
Total distributions	(.21)	(.67)	(1.11)
Net asset value, end of period	$ 10.24	$ 11.35	$ 12.90
Total Return B, C, D	(8.00)%	(7.18)%	7.03%
Ratios to Average Net Assets H
Expenses before reductions	.90% A	.86%	.87%A
Expenses net of fee waivers, if any	.90%A	.86%	.87%A
Expenses net of all reductions	.90%A	.86%	.87%A
Net investment income (loss)	3.40%A	3.18%	3.84%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,136	$ 8,030	$ 3,422
Portfolio turnover rateF	21%A	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

Financial Highlights - Class T

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.33	$ 12.88	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.16	.36	.45
Net realized and unrealized gain (loss)	(1.07)	(1.28)	.40
Total from investment operations	(.91)	(.92)	.85
Distributions from net investment income	(.19)	(.38)	(.51)
Distributions from net realized gain	-	(.25)	(.59)
Total distributions	(.19)	(.63)	(1.10)
Net asset value, end of period	$ 10.23	$ 11.33	$ 12.88
Total Return B, C, D	(8.04)%	(7.43)%	6.75%
Ratios to Average Net Assets H
Expenses before reductions	1.14% A	1.12%	1.11% A
Expenses net of fee waivers, if any	1.14% A	1.12%	1.11% A
Expenses net of all reductions	1.13% A	1.12%	1.11% A
Net investment income (loss)	3.17% A	2.93%	3.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,484	$ 4,915	$ 3,954
Portfolio turnover rate F	21%A	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.32	$ 12.87	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.14	.29	.39
Net realized and unrealized gain (loss)	(1.08)	(1.27)	.38
Total from investment operations	(.94)	(.98)	.77
Distributions from net investment income	(.17)	(.32)	(.44)
Distributions from net realized gain	-	(.25)	(.59)
Total distributions	(.17)	(.57)	(1.03)
Net asset value, end of period	$ 10.21	$ 11.32	$ 12.87
Total Return B, C, D	(8.37)%	(7.89)%	6.13%
Ratios to Average Net Assets H
Expenses before reductions	1.70% A	1.67%	1.65% A
Expenses net of fee waivers, if any	1.65% A	1.66%	1.65% A
Expenses net of all reductions	1.65% A	1.66%	1.65% A
Net investment income (loss)	2.65% A	2.38%	3.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,036	$ 1,975	$ 991
Portfolio turnover rate F	21%A	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

Financial Highlights - Class C

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.31	$ 12.86	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.14	.29	.39
Net realized and unrealized gain (loss)	(1.08)	(1.26)	.38
Total from investment operations	(.94)	(.97)	.77
Distributions from net investment income	(.17)	(.33)	(.45)
Distributions from net realized gain	-	(.25)	(.59)
Total distributions	(.17)	(.58)	(1.04)
Net asset value, end of period	$ 10.20	$ 11.31	$ 12.86
Total Return B, C, D	(8.35)%	(7.87)%	6.15%
Ratios to Average Net Assets H
Expenses before reductions	1.66% A	1.65%	1.64% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.64% A
Expenses net of all reductions	1.65% A	1.64%	1.64% A
Net investment income (loss)	2.65% A	2.40%	3.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,229	$ 3,668	$ 1,697
Portfolio turnover rate F	21%A	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 20%

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.36	$ 12.91	$ 13.14	$ 13.00	$ 12.25	$ 11.80
Income from Investment Operations
Net investment income (loss) D	.19	.43	.53	.46	.33	.23
Net realized and unrealized gain (loss)	(1.08)	(1.28)	.38	.39	.74	.45
Total from investment operations	(.89)	(.85)	.91	.85	1.07	.68
Distributions from net investment income	(.22)	(.45)	(.55)	(.43)	(.32)	(.23)
Distributions from net realized gain	-	(.25)	(.59)	(.28)	-	-
Total distributions	(.22)	(.70)	(1.14)	(.71)	(.32)	(.23)
Net asset value, end of period	$ 10.25	$ 11.36	$ 12.91	$ 13.14	$ 13.00	$ 12.25
Total Return B, C	(7.85)%	(6.90)%	7.26%	6.77%	8.85%	5.80%
Ratios to Average Net Assets F
Expenses before reductions	.58% A	.56%	.57%	.58%	.60%	.63%
Expenses net of fee waivers, if any	.58% A	.56%	.57%	.58%	.60%	.63%
Expenses net of all reductions	.58% A	.56%	.57%	.57%	.58%	.61%
Net investment income (loss)	3.72% A	3.48%	4.15%	3.58%	2.64%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,776,943	$ 2,265,384	$ 2,509,481	$ 2,130,750	$ 1,724,038	$ 1,395,000
Portfolio turnover rate E	21%A	5%	6%	81% G	81% G	232%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

G Portfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights - Institutional Class

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 11.35	$ 12.90	$ 13.13
Income from Investment Operations
Net investment income (loss) D	.19	.42	.53
Net realized and unrealized gain (loss)	(1.07)	(1.27)	.38
Total from investment operations	(.88)	(.85)	.91
Distributions from net investment income	(.22)	(.45)	(.55)
Distributions from net realized gain	-	(.25)	(.59)
Total distributions	(.22)	(.70)	(1.14)
Net asset value, end of period	$ 10.25	$ 11.35	$ 12.90
Total Return B, C	(7.77)%	(6.91)%	7.24%
Ratios to Average Net Assets G
Expenses before reductions	.56% A	.57%	.59% A
Expenses net of fee waivers, if any	.56% A	.57%	.59% A
Expenses net of all reductions	.56% A	.56%	.59% A
Net investment income (loss)	3.74% A	3.48%	4.13% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,377	$ 1,722	$ 248
Portfolio turnover rate E	21%A	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to ..01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 30%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.
Top Five Bond Issuers as of March 31, 2009
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	15.6	16.5
U.S. Treasury Obligations	6.3	2.7
Government National Mortgage Association	2.6	2.4
Freddie Mac	2.5	6.3
Simon Property Group LP	0.7	0.4
	27.7
Quality Diversification (% of fund's net assets)
As of March 31, 2009	As of September 30, 2008
U.S. Government and U.S. Government Agency Obligations 27.4%	U.S. Government and U.S. Government Agency Obligations 29.0%
AAA,AA,A 13.3%	AAA,AA,A 13.6%
BBB 9.9%	BBB 9.7%
BB and Below 7.0%	BB and Below 5.9%
Not Rated 0.3%	Not Rated 0.7%
Equities 29.2%	Equities 30.8%
Short-Term Investments and Net Other Assets 12.9%	Short-Term Investments and Net Other Assets 10.3%

We have used ratings from Moody's Investors® Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of March 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Procter & Gamble Co.	0.5	0.5
Hewlett-Packard Co.	0.4	0.0
The Coca-Cola Co.	0.3	0.4
QUALCOMM, Inc.	0.3	0.1
PepsiCo, Inc.	0.3	0.3
	1.8
Asset Allocation (% of fund's net assets)
As of March 31, 2009	As of September 30, 2008
Stock class and Equity Futures 29.1%	Stock class and Equity Futures 31.0%
Bond class 56.3%	Bond class 65.4%
Short-Term class 14.6%	Short-Term class 3.6%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 30%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2009
% of fund's net assets
Equity Central Funds
Fidelity Information Technology Central Fund	5.2
Fidelity Health Care Central Fund	4.4
Fidelity Financials Central Fund	3.6
Fidelity Consumer Staples Central Fund	3.3
Fidelity Industrials Central Fund	3.3
Fidelity Energy Central Fund	3.2
Fidelity Consumer Discretionary Central Fund	3.2
Fidelity Utilities Central Fund	1.2
Fidelity Materials Central Fund	1.2
Fidelity Telecom Services Central Fund	1.1
Total Equity Central Funds	29.7
Fixed-Income Central Funds
Investment Grade Fixed-Income Funds	51.3
High Yield Fixed-Income Funds	5.7
Total Fixed-Income Central Funds	57.0
Money Market Central Funds	13.4
Net Other Assets	(0.1)
Total	100.0
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds was 9.1% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 30%

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 29.7%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	16,627	$ 1,142,125
Fidelity Consumer Staples Central Fund (b)	13,516	1,199,542
Fidelity Energy Central Fund (b)	17,167	1,147,456
Fidelity Financials Central Fund (b)	37,061	1,311,962
Fidelity Health Care Central Fund (b)	19,604	1,574,633
Fidelity Industrials Central Fund (b)	17,837	1,190,425
Fidelity Information Technology Central Fund (b)	24,560	1,864,337
Fidelity Materials Central Fund (b)	5,448	432,969
Fidelity Telecom Services Central Fund (b)	5,221	400,659
Fidelity Utilities Central Fund (b)	5,946	435,402
TOTAL EQUITY CENTRAL FUNDS (Cost $15,421,163)		10,699,510
Fixed-Income Central Funds - 57.0%

High Yield Fixed-Income Funds - 5.7%
Fidelity Floating Rate Central Fund (b)	9,677	688,347
Fidelity High Income Central Fund 1 (b)	18,818	1,370,876
TOTAL HIGH YIELD FIXED-INCOME FUNDS		2,059,223
Investment Grade Fixed-Income Funds - 51.3%
Fidelity Tactical Income Central Fund (b)	216,547	18,482,326
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $22,432,975)		20,541,549
Money Market Central Funds - 13.4%
	Shares	Value
Fidelity Cash Central Fund, 0.52% (a) (Cost $4,821,599)	4,821,599	$ 4,821,599
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $42,675,737)		36,062,658
NET OTHER ASSETS - (0.1)%		(28,063)
NET ASSETS - 100%		$ 36,034,595
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 30,159
Fidelity Consumer Discretionary Central Fund	9,550
Fidelity Consumer Staples Central Fund	13,532
Fidelity Energy Central Fund	5,579
Fidelity Financials Central Fund	23,415
Fidelity Floating Rate Central Fund	27,156
Fidelity Health Care Central Fund	10,545
Fidelity High Income Central Fund 1	47,141
Fidelity Industrials Central Fund	11,762
Fidelity Information Technology Central Fund	6,146
Fidelity Materials Central Fund	3,683
Fidelity Tactical Income Central Fund	396,171
Fidelity Telecom Services Central Fund	2,488
Fidelity Utilities Central Fund	6,574
Total	$ 593,901
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non-Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 965,072	$ 442,705	$ 20,607	$ 1,142,125	0.3%
Fidelity Consumer Staples Central Fund	973,588	491,917	23,471	1,199,542	0.3%
Fidelity Energy Central Fund	1,034,093	603,562	22,996	1,147,456	0.3%
Fidelity Financials Central Fund	1,507,852	619,879	24,534	1,311,962	0.3%
Fidelity Floating Rate Central Fund	1,013,697	117,846	275,738	688,347	0.0%
Fidelity Health Care Central Fund	1,215,308	628,025	30,377	1,574,633	0.3%
Fidelity High Income Central Fund 1	637,595	899,940	63,632	1,370,876	0.4%
Fidelity Industrials Central Fund	1,136,447	538,628	22,314	1,190,425	0.3%
Fidelity Information Technology Central Fund	1,416,220	786,058	34,700	1,864,337	0.3%
Fidelity Materials Central Fund	345,142	189,986	7,937	432,969	0.3%
Fidelity Tactical Income Central Fund	13,876,261	5,680,937	400,841	18,482,326	0.5%
Fidelity Telecom Services Central Fund	285,000	153,111	7,659	400,659	0.3%
Fidelity Utilities Central Fund	347,516	184,862	8,301	435,402	0.3%
Total	$ 24,753,791	$ 11,337,456	$ 943,107	$ 31,241,059
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 36,062,658	$ 36,062,658	$ -	$ -
Income Tax Information
At September 30, 2008, the fund had a capital loss carryforward of approximately $10,213 all of which will expire on September 30, 2016.
The fund intends to elect to defer to its fiscal year ending September 30, 2009 approximately $1,196,733 of losses recognized during the period November 1, 2007 to September 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 30%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009 (Unaudited)

Assets
Investments in securities, at value (cost $42,675,737) - See accompanying schedule:		$ 36,062,658
Receivable for investments sold		9,733
Receivable for fund shares sold		126,121
Distributions receivable from Fidelity Central Funds		94,847
Prepaid expenses		213
Receivable from investment adviser for expense reductions		2,662
Total assets		36,296,234

Liabilities
Payable for investments purchased	$ 195,006
Payable for fund shares redeemed	27,312
Accrued management fee	11,752
Distribution fees payable	2,258
Other affiliated payables	4,461
Other payables and accrued expenses	20,850
Total liabilities		261,639

Net Assets		$ 36,034,595
Net Assets consist of:
Paid in capital		$ 43,518,567
Undistributed net investment income		112,632
Accumulated undistributed net realized gain (loss) on investments		(983,525)
Net unrealized appreciation (depreciation) on investments		(6,613,079)
Net Assets		$ 36,034,595

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,528,295 ÷ 202,382 shares)		$ 7.55

Maximum offering price per share (100/94.25 of $7.55)		$ 8.01
Class T: Net Asset Value and redemption price per share ($1,023,984 ÷ 135,617 shares)		$ 7.55

Maximum offering price per share (100/96.50 of $7.55)		$ 7.82
Class B: Net Asset Value and offering price per share ($437,842 ÷ 58,022 shares)A		$ 7.55

Class C: Net Asset Value and offering price per share ($1,384,144 ÷ 183,657 shares)A		$ 7.54

Asset Manager 30%: Net Asset Value, offering price and redemption price per share ($31,247,744 ÷ 4,135,243 shares)		$ 7.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($412,586 ÷ 54,603 shares)		$ 7.56

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 30%
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2009 (Unaudited)

Investment Income
Interest		$ 645
Income from Fidelity Central Funds		593,901
Total income		594,546

Expenses
Management fee	$ 63,352
Transfer agent fees	18,933
Distribution fees	13,339
Accounting fees and expenses	6,246
Custodian fees and expenses	2,509
Independent trustees' compensation	58
Registration fees	25,054
Audit	31,372
Legal	57
Miscellaneous	111
Total expenses before reductions	161,031
Expense reductions	(50,027)	111,004
Net investment income (loss)		483,542
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	91
Fidelity Central Funds	(301,865)
Futures contracts	(55,838)
Total net realized gain (loss)		(357,612)
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,605,318)
Futures contracts	10,142
Total change in net unrealized appreciation (depreciation)		(3,595,176)
Net gain (loss)		(3,952,788)
Net increase (decrease) in net assets resulting from operations		$ (3,469,246)

Statement of Changes in Net Assets

	Six months ended March 31, 2009 (Unaudited)	For the period October 9, 2007 (commencement of operations) to September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 483,542	$ 697,480
Net realized gain (loss)	(357,612)	(584,261)
Change in net unrealized appreciation (depreciation)	(3,595,176)	(3,017,903)
Net increase (decrease) in net assets resulting from operations	(3,469,246)	(2,904,684)
Distributions to shareholders from net investment income	(514,826)	(595,233)
Share transactions - net increase (decrease)	9,585,709	33,932,875
Total increase (decrease) in net assets	5,601,637	30,432,958

Net Assets
Beginning of period	30,432,958	-
End of period (including undistributed net investment income of $112,632 and undistributed net investment income of $143,916, respectively)	$ 36,034,595	$ 30,432,958

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12	.24
Net realized and unrealized gain (loss)	(1.10)	(1.39)
Total from investment operations	(.98)	(1.15)
Distributions from net investment income	(.13)	(.19)
Net asset value, end of period	$ 7.55	$ 8.66
Total Return B, C, D	(11.36)%	(11.63)%
Ratios to Average Net Assets H
Expenses before reductions	1.27% A	1.66% A
Expenses net of fee waivers, if any	.90% A	.98% A
Expenses net of all reductions	.90% A	.98% A
Net investment income (loss)	3.05% A	2.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,528	$ 1,159
Portfolio turnover rate F	8% A	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

Financial Highlights - Class T

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.11	.22
Net realized and unrealized gain (loss)	(1.09)	(1.40)
Total from investment operations	(.98)	(1.18)
Distributions from net investment income	(.12)	(.17)
Net asset value, end of period	$ 7.55	$ 8.65
Total Return B, C, D	(11.38)%	(11.91)%
Ratios to Average Net Assets H
Expenses before reductions	1.54% A	1.97% A
Expenses net of fee waivers, if any	1.15% A	1.20% A
Expenses net of all reductions	1.15% A	1.20% A
Net investment income (loss)	2.80% A	2.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,024	$ 1,074
Portfolio turnover rate F	8% A	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.17
Net realized and unrealized gain (loss)	(1.09)	(1.39)
Total from investment operations	(1.00)	(1.22)
Distributions from net investment income	(.10)	(.13)
Net asset value, end of period	$ 7.55	$ 8.65
Total Return B, C, D	(11.58)%	(12.30)%
Ratios to Average Net Assets H
Expenses before reductions	2.06% A	2.71% A
Expenses net of fee waivers, if any	1.65% A	1.73% A
Expenses net of all reductions	1.65% A	1.73% A
Net investment income (loss)	2.30% A	1.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 438	$ 480
Portfolio turnover rate F	8%A	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

Financial Highlights - Class C

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.17
Net realized and unrealized gain (loss)	(1.09)	(1.39)
Total from investment operations	(1.00)	(1.22)
Distributions from net investment income	(.10)	(.14)
Net asset value, end of period	$ 7.54	$ 8.64
Total Return B, C, D	(11.61)%	(12.30)%
Ratios to Average Net Assets H
Expenses before reductions	2.03% A	2.37% A
Expenses net of fee waivers, if any	1.65% A	1.70% A
Expenses net of all reductions	1.65% A	1.70% A
Net investment income (loss)	2.30% A	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,384	$ 1,495
Portfolio turnover rate F	8% A	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 30%

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.12	.26
Net realized and unrealized gain (loss)	(1.08)	(1.39)
Total from investment operations	(.96)	(1.13)
Distributions from net investment income	(.14)	(.21)
Net asset value, end of period	$ 7.56	$ 8.66
Total Return B, C	(11.14)%	(11.43)%
Ratios to Average Net Assets G
Expenses before reductions	.97% A	1.24% A
Expenses net of fee waivers, if any	.65% A	.73% A
Expenses net of all reductions	.65% A	.72% A
Net investment income (loss)	3.30% A	2.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,248	$ 26,016
Portfolio turnover rate E	8% A	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

Financial Highlights - Institutional Class

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.12	.26
Net realized and unrealized gain (loss)	(1.08)	(1.39)
Total from investment operations	(.96)	(1.13)
Distributions from net investment income	(.14)	(.21)
Net asset value, end of period	$ 7.56	$ 8.66
Total Return B, C	(11.14)%	(11.45)%
Ratios to Average Net Assets G
Expenses before reductions	1.07% A	1.76% A
Expenses net of fee waivers, if any	.65% A	.75% A
Expenses net of all reductions	.65% A	.75% A
Net investment income (loss)	3.29% A	2.86% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 413	$ 209
Portfolio turnover rate E	8% A	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 40%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.
Top Five Bond Issuers as of March 31, 2009
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	13.7	14.0
U.S. Treasury Obligations	5.6	2.3
Government National Mortgage Association	2.3	2.1
Freddie Mac	2.2	5.2
Simon Property Group LP	0.6	0.0
	24.4
Quality Diversification (% of fund's net assets)
As of March 31, 2009	As of September 30, 2008
U.S. Government and U.S. Government Agency Obligations 24.1%	U.S. Government and U.S. Government Agency Obligations 24.8%
AAA,AA,A 11.6%	AAA,AA,A 11.8%
BBB 9.0%	BBB 8.2%
BB and Below 6.4%	BB and Below 4.6%
Not Rated 0.3%	Not Rated 0.6%
Equities 38.2%	Equities 39.5%
Short-Term Investments and Net Other Assets 10.4%	Short-Term Investments and Net Other Assets 10.5%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of March 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Procter & Gamble Co.	0.5	0.6
Hewlett-Packard Co.	0.5	0.0
The Coca-Cola Co.	0.4	0.0
QUALCOMM, Inc.	0.4	0.0
PepsiCo, Inc.	0.3	0.0
	2.1
Asset Allocation (% of fund's net assets)
As of March 31, 2009	As of September 30, 2008
Stock class and Equity Futures 38.0%	Stock class and Equity Futures 39.4%
Bond class 50.0%	Bond class 45.2%
Short-Term class 12.0%	Short-Term class 15.4%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 40%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2009
% of fund's net assets
Equity Central Funds
Fidelity Information Technology Central Fund	6.0
Fidelity Health Care Central Fund	5.1
Fidelity Financials Central Fund	4.3
Fidelity Consumer Staples Central Fund	3.9
Fidelity Industrials Central Fund	3.9
Fidelity Consumer Discretionary Central Fund	3.7
Fidelity Energy Central Fund	3.7
Fidelity International Equity Central Fund	3.0
Fidelity Materials Central Fund	1.4
Fidelity Utilities Central Fund	1.4
Fidelity Telecom Services Central Fund	1.3
Fidelity Emerging Markets Equity Central Fund	1.0
Total Equity Central Funds	38.7
Fixed-Income Central Funds
Investment Grade Fixed-Income Funds	45.2
High Yield Fixed-Income Funds	5.5
Total Fixed-Income Central Funds	50.7
Money Market Central Funds	10.5
Net Other Assets	0.1
Total	100.0
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds was 13.3% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 40%

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 38.7%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	13,167	$ 904,431
Fidelity Consumer Staples Central Fund (b)	10,654	945,523
Fidelity Emerging Markets Equity Central Fund (b)	2,316	240,960
Fidelity Energy Central Fund (b)	13,490	901,661
Fidelity Financials Central Fund (b)	29,302	1,037,307
Fidelity Health Care Central Fund (b)	15,428	1,239,204
Fidelity Industrials Central Fund (b)	14,125	942,680
Fidelity Information Technology Central Fund (b)	19,338	1,467,928
Fidelity International Equity Central Fund (b)	16,046	725,294
Fidelity Materials Central Fund (b)	4,316	343,013
Fidelity Telecom Services Central Fund (b)	4,120	316,199
Fidelity Utilities Central Fund (b)	4,674	342,251
TOTAL EQUITY CENTRAL FUNDS (Cost $13,831,849)		9,406,451
Fixed-Income Central Funds - 50.7%

High Yield Fixed-Income Funds - 5.5%
Fidelity Floating Rate Central Fund (b)	6,196	440,702
Fidelity High Income Central Fund 1 (b)	12,395	902,946
TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,343,648
Investment Grade Fixed-Income Funds - 45.2%
Fidelity Tactical Income Central Fund (b)	128,635	10,979,027
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $13,382,476)		12,322,675
Money Market Central Funds - 10.5%
	Shares	Value
Fidelity Cash Central Fund, 0.52% (a) (Cost $2,568,386)	2,568,386	$ 2,568,386
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $29,782,711)		24,297,512
NET OTHER ASSETS - 0.1%		23,463
NET ASSETS - 100%		$ 24,320,975
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,178
Fidelity Consumer Discretionary Central Fund	7,741
Fidelity Consumer Staples Central Fund	10,986
Fidelity Emerging Markets Equity Central Fund	881
Fidelity Energy Central Fund	4,625
Fidelity Financials Central Fund	18,283
Fidelity Floating Rate Central Fund	14,759
Fidelity Health Care Central Fund	9,078
Fidelity High Income Central Fund 1	32,770
Fidelity Industrials Central Fund	9,782
Fidelity Information Technology Central Fund	5,061
Fidelity International Equity Central Fund	6,505
Fidelity Materials Central Fund	3,098
Fidelity Tactical Income Central Fund	242,208
Fidelity Telecom Services Central Fund	2,024
Fidelity Utilities Central Fund	5,474
Total	$ 391,453
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non-Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 687,216	$ 467,895	$ 52,885	$ 904,431	0.2%
Fidelity Consumer Staples Central Fund	693,355	517,615	61,127	945,523	0.2%
Fidelity Emerging Markets Equity Central Fund	-	234,453	3,924	240,960	0.3%
Fidelity Energy Central Fund	736,460	579,413	61,168	901,661	0.2%
Fidelity Financials Central Fund	1,073,867	694,684	63,432	1,037,307	0.2%
Fidelity Floating Rate Central Fund	504,178	24,737	7,456	440,702	0.0%
Fidelity Health Care Central Fund	865,513	640,169	79,679	1,239,204	0.2%
Fidelity High Income Central Fund 1	316,276	760,374	115,814	902,946	0.2%
Fidelity Industrials Central Fund	809,331	574,188	57,081	942,680	0.2%
Fidelity Information Technology Central Fund	1,008,502	770,955	91,057	1,467,928	0.2%
Fidelity International Equity Central Fund	745,109	254,668	11,772	725,294	0.2%
Fidelity Materials Central Fund	245,701	188,577	20,377	343,013	0.2%
Fidelity Tactical Income Central Fund	7,380,508	4,145,333	202,298	10,979,027	0.3%
Fidelity Telecom Services Central Fund	202,857	149,747	19,830	316,199	0.2%
Fidelity Utilities Central Fund	247,387	190,584	21,973	342,251	0.2%
Total	$ 15,516,260	$ 10,193,392	$ 869,873	$ 21,729,126
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 24,297,512	$ 24,297,512	$ -	$ -
The information in the following table is based on the combined investment of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows. Percentages are adjusted for the effect of futures contracts, if applicable.
United States of America	86.7%
United Kingdom	1.6%
Bermuda	1.5%
Canada	1.4%
Switzerland	1.1%
Others (individually less than 1%)	7.7%
100.0%
Income Tax Information
At September 30, 2008, the fund had a capital loss carryforward of approximately $101,011 all of which will expire on September 30, 2016.
The fund intends to elect to defer to its fiscal year ending September 30, 2009 approximately $1,131,101 of losses recognized during the period November 1, 2007 to September 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 40%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009 (Unaudited)

Assets
Investments in securities, at value (cost $29,782,711) - See accompanying schedule:		$ 24,297,512
Receivable for investments sold		7,066
Receivable for fund shares sold		97,998
Distributions receivable from Fidelity Central Funds		58,293
Prepaid expenses		129
Receivable from investment adviser for expense reductions		3,235
Total assets		24,464,233

Liabilities
Payable for investments purchased	$ 73,009
Payable for fund shares redeemed	34,676
Accrued management fee	8,065
Distribution fees payable	3,403
Other affiliated payables	3,258
Other payables and accrued expenses	20,847
Total liabilities		143,258

Net Assets		$ 24,320,975
Net Assets consist of:
Paid in capital		$ 30,135,806
Undistributed net investment income		163,128
Accumulated undistributed net realized gain (loss) on investments		(492,760)
Net unrealized appreciation (depreciation) on investments		(5,485,199)
Net Assets		$ 24,320,975

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,979,389 ÷ 700,866 shares)		$ 7.10

Maximum offering price per share (100/94.25 of $7.10)		$ 7.53
Class T: Net Asset Value and redemption price per share ($1,685,063 ÷ 237,305 shares)		$ 7.10

Maximum offering price per share (100/96.50 of $7.10)		$ 7.36
Class B: Net Asset Value and offering price per share ($973,056 ÷ 137,143 shares)A		$ 7.10

Class C: Net Asset Value and offering price per share ($1,082,899 ÷ 152,590 shares)A		$ 7.10

Asset Manager 40%: Net Asset Value, offering price and redemption price per share ($14,709,963 ÷ 2,068,848 shares)		$ 7.11

Institutional Class: Net Asset Value, offering price and redemption price per share ($890,605 ÷ 125,249 shares)		$ 7.11

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2009 (Unaudited)

Investment Income
Interest		$ 69
Income from Fidelity Central Funds		391,453
Total income		391,522

Expenses
Management fee	$ 44,245
Transfer agent fees	14,253
Distribution fees	20,490
Accounting fees and expenses	4,361
Custodian fees and expenses	2,508
Independent trustees' compensation	38
Registration fees	22,760
Audit	31,360
Legal	1,802
Miscellaneous	50
Total expenses before reductions	141,867
Expense reductions	(53,521)	88,346
Net investment income (loss)		303,176
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	16
Fidelity Central Funds	(366,497)
Futures contracts	(47,735)
Total net realized gain (loss)		(414,216)
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,744,167)
Futures contracts	8,693
Total change in net unrealized appreciation (depreciation)		(2,735,474)
Net gain (loss)		(3,149,690)
Net increase (decrease) in net assets resulting from operations		$ (2,846,514)

Statement of Changes in Net Assets

	Six months ended March 31, 2009 (Unaudited)	For the period October 9, 2007 (commencement of operations) to September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 303,176	$ 363,871
Net realized gain (loss)	(414,216)	(82,406)
Change in net unrealized appreciation (depreciation)	(2,735,474)	(2,749,725)
Net increase (decrease) in net assets resulting from operations	(2,846,514)	(2,468,260)
Distributions to shareholders from net investment income	(271,690)	(228,368)
Share transactions - net increase (decrease)	8,537,134	21,598,673
Total increase (decrease) in net assets	5,418,930	18,902,045

Net Assets
Beginning of period	18,902,045	-
End of period (including undistributed net investment income of $163,128 and undistributed net investment income of $131,642, respectively)	$ 24,320,975	$ 18,902,045

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.23
Net realized and unrealized gain (loss)	(1.31)	(1.66)
Total from investment operations	(1.21)	(1.43)
Distributions from net investment income	(.11)	(.15)
Net asset value, end of period	$ 7.10	$ 8.42
Total Return B, C, D	(14.45)%	(14.43)%
Ratios to Average Net Assets H
Expenses before reductions	1.35% A	1.91% A
Expenses net of fee waivers, if any	.90% A	1.00% A
Expenses net of all reductions	.90% A	1.00% A
Net investment income (loss)	2.84% A	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,979	$ 2,033
Portfolio turnover rate F	10% A	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

Financial Highlights - Class T

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.21
Net realized and unrealized gain (loss)	(1.30)	(1.66)
Total from investment operations	(1.21)	(1.45)
Distributions from net investment income	(.10)	(.14)
Net asset value, end of period	$ 7.10	$ 8.41
Total Return B, C, D	(14.48)%	(14.67)%
Ratios to Average Net Assets H
Expenses before reductions	1.70% A	2.15% A
Expenses net of fee waivers, if any	1.15% A	1.25% A
Expenses net of all reductions	1.15% A	1.25% A
Net investment income (loss)	2.59% A	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,685	$ 1,840
Portfolio turnover rate F	10% A	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.40	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.16
Net realized and unrealized gain (loss)	(1.29)	(1.66)
Total from investment operations	(1.22)	(1.50)
Distributions from net investment income	(.08)	(.10)
Net asset value, end of period	$ 7.10	$ 8.40
Total Return B, C, D	(14.63)%	(15.09)%
Ratios to Average Net Assets H
Expenses before reductions	2.21% A	2.64% A
Expenses net of fee waivers, if any	1.65% A	1.77% A
Expenses net of all reductions	1.65% A	1.77% A
Net investment income (loss)	2.08% A	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 973	$ 1,378
Portfolio turnover rate F	10% A	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

Financial Highlights - Class C

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.16
Net realized and unrealized gain (loss)	(1.31)	(1.65)
Total from investment operations	(1.23)	(1.49)
Distributions from net investment income	(.08)	(.10)
Net asset value, end of period	$ 7.10	$ 8.41
Total Return B, C, D	(14.73)%	(15.01)%
Ratios to Average Net Assets H
Expenses before reductions	2.21% A	2.66% A
Expenses net of fee waivers, if any	1.65% A	1.76% A
Expenses net of all reductions	1.65% A	1.76% A
Net investment income (loss)	2.08% A	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,083	$ 1,384
Portfolio turnover rate F	10% A	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 40%

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 8.43	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.11	.25
Net realized and unrealized gain (loss)	(1.31)	(1.65)
Total from investment operations	(1.20)	(1.40)
Distributions from net investment income	(.12)	(.17)
Net asset value, end of period	$ 7.11	$ 8.43
Total Return B, C	(14.34)%	(14.18)%
Ratios to Average Net Assets G
Expenses before reductions	1.16% A	1.68% A
Expenses net of fee waivers, if any	.65% A	.72% A
Expenses net of all reductions	.65% A	.72% A
Net investment income (loss)	3.09% A	2.80% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,710	$ 10,929
Portfolio turnover rate E	10% A	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

Financial Highlights - Institutional Class

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 8.43	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.11	.25
Net realized and unrealized gain (loss)	(1.31)	(1.65)
Total from investment operations	(1.20)	(1.40)
Distributions from net investment income	(.12)	(.17)
Net asset value, end of period	$ 7.11	$ 8.43
Total Return B, C	(14.34)%	(14.18)%
Ratios to Average Net Assets G
Expenses before reductions	1.19% A	1.63% A
Expenses net of fee waivers, if any	.65% A	.76% A
Expenses net of all reductions	.65% A	.76% A
Net investment income (loss)	3.08% A	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 891	$ 1,339
Portfolio turnover rate E	10% A	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 50%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.
Top Ten Stocks as of March 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Procter & Gamble Co.	0.7	0.8
Hewlett-Packard Co.	0.6	0.0
The Coca-Cola Co.	0.5	0.5
QUALCOMM, Inc.	0.5	0.2
PepsiCo, Inc.	0.5	0.4
General Electric Co.	0.4	0.6
Medco Health Solutions, Inc.	0.4	0.1
CVS Caremark Corp.	0.5	0.5
Microsoft Corp.	0.4	0.1
Schering-Plough Corp.	0.4	0.0
	4.9
Top Five Bond Issuers as of March 31, 2009
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	12.5	14.4
U.S. Treasury Obligations	5.1	2.3
Government National Mortgage Association	2.1	2.0
Freddie Mac	2.0	5.3
Simon Property Group LP	0.5	0.4
	22.2
Asset Allocation (% of fund's net assets)
As of March 31, 2009	As of September 30, 2008
Stock Class and Equity Futures 49.7%	Stock Class and Equity Futures 51.2%
Bond Class 46.2%	Bond Class 50.5%
Short-Term Class 4.1%	Short-Term Class* (1.7)%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

* Short-term class is not included in the pie chart.

Semiannual Report

Fidelity Asset Manager 50%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2009
% of fund's net assets
Equity Central Funds
Fidelity Information Technology Central Fund	8.0
Fidelity Health Care Central Fund	6.7
Fidelity Financials Central Fund	5.6
Fidelity Consumer Staples Central Fund	5.2
Fidelity Industrials Central Fund	5.1
Fidelity Consumer Discretionary Central Fund	4.9
Fidelity Energy Central Fund	4.9
Fidelity International Equity Central Fund	3.7
Fidelity Materials Central Fund	1.9
Fidelity Utilities Central Fund	1.9
Fidelity Telecom Services Central Fund	1.7
Fidelity Emerging Markets Equity Central Fund	1.1
Total Equity Central Funds	50.7
Fixed-Income Central Funds
Investment Grade Fixed-Income Funds	41.1
High Yield Fixed-Income Funds	5.7
Total Fixed-Income Central Funds	46.8
Money Market Central Funds	2.6
Net Other Assets	(0.1)
Total	100.0

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds was 15.7% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 50%

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 50.7%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	3,407,954	$ 234,092,362
Fidelity Consumer Staples Central Fund (b)	2,753,158	244,342,760
Fidelity Emerging Markets Equity Central Fund (b)	490,378	51,009,112
Fidelity Energy Central Fund (b)	3,481,857	232,727,313
Fidelity Financials Central Fund (b)	7,573,320	268,095,512
Fidelity Health Care Central Fund (b)	3,986,879	320,226,148
Fidelity Industrials Central Fund (b)	3,654,490	243,900,696
Fidelity Information Technology Central Fund (b)	4,997,830	379,385,240
Fidelity International Equity Central Fund (b)	3,885,974	175,646,040
Fidelity Materials Central Fund (b)	1,116,923	88,761,869
Fidelity Telecom Services Central Fund (b)	1,065,468	81,764,022
Fidelity Utilities Central Fund (b)	1,207,827	88,449,192
TOTAL EQUITY CENTRAL FUNDS (Cost $3,641,942,998)		2,408,400,266
Fixed-Income Central Funds - 46.8%

High Yield Fixed-Income Funds - 5.7%
Fidelity Floating Rate Central Fund (b)	1,246,150	88,638,616
Fidelity High Income Central Fund 1 (b)	2,519,752	183,563,941
TOTAL HIGH YIELD FIXED-INCOME FUNDS		272,202,557
Investment Grade Fixed-Income Funds - 41.1%
Fidelity Tactical Income Central Fund (b)	22,878,892	1,952,713,409
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,563,225,389)		2,224,915,966
Money Market Central Funds - 2.6%
	Shares	Value
Fidelity Cash Central Fund, 0.52% (a)	68,759,826	$ 68,759,826
Fidelity Money Market Central Fund, 1.36% (a)	53,013,442	53,013,442
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $121,773,268)		121,773,268
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $6,326,941,655)		4,755,089,500
NET OTHER ASSETS - (0.1)%		(3,025,152)
NET ASSETS - 100%		$ 4,752,064,348
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com,as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 295,129
Fidelity Consumer Discretionary Central Fund	2,389,166
Fidelity Consumer Staples Central Fund	3,340,047
Fidelity Emerging Markets Equity Central Fund	221,156
Fidelity Energy Central Fund	1,417,155
Fidelity Financials Central Fund	5,868,262
Fidelity Floating Rate Central Fund	4,987,376
Fidelity Health Care Central Fund	2,677,436
Fidelity High Income Central Fund 1	7,411,074
Fidelity Industrials Central Fund	3,123,288
Fidelity Information Technology Central Fund	1,583,375
Fidelity International Equity Central Fund	1,858,887
Fidelity Materials Central Fund	956,875
Fidelity Money Market Central Fund	2,329,326
Fidelity Tactical Income Central Fund	58,847,841
Fidelity Telecom Services Central Fund	723,458
Fidelity Utilities Central Fund	1,693,317
Total	$ 99,723,168
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non-Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 293,016,928	$ 19,250,917	$ 1,023,259	$ 234,092,362	56.0%
Fidelity Consumer Staples Central Fund	295,622,548	19,764,045	1,264,058	244,342,760	56.0%
Fidelity Emerging Markets Equity Central Fund	-	49,259,462	245,253	51,009,112	54.3%
Fidelity Energy Central Fund	314,002,263	56,795,903	1,401,554	232,727,313	56.0%
Fidelity Financials Central Fund	457,855,099	34,269,043	1,334,086	268,095,512	56.0%
Fidelity Floating Rate Central Fund	196,167,573	4,999,384	78,488,905	88,638,616	4.0%
Fidelity Health Care Central Fund	369,027,997	26,368,417	1,676,379	320,226,148	56.0%
Fidelity High Income Central Fund 1	122,947,937	80,537,342	931,946	183,563,941	47.3%
Fidelity Industrials Central Fund	345,077,478	34,151,895	1,118,204	243,900,696	56.0%
Fidelity Information Technology Central Fund	430,011,894	53,701,755	1,950,867	379,385,240	56.0%
Fidelity International Equity Central Fund	267,067,885	1,877,679	5,794,921	175,646,040	41.6%
Fidelity Materials Central Fund	104,784,844	14,997,198	388,413	88,761,869	56.0%
Fidelity Tactical Income Central Fund	2,390,712,422	59,110,629	387,440,804	1,952,713,409	58.0%
Fidelity Telecom Services Central Fund	86,521,154	8,117,426	406,492	81,764,022	56.0%
Fidelity Utilities Central Fund	105,514,101	6,744,783	473,184	88,449,192	56.0%
Total	$ 5,778,330,123	$ 469,945,878	$ 483,938,325	$ 4,633,316,232
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 4,755,089,500	$ 4,755,089,500	$ -	$ -
The information in the following tables is based on the combined investment of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	22.0%
AAA,AA,A	10.5%
BBB	8.1%
BB	3.3%
B	2.7%
CCC,CC,C	0.6%
D	0.0%*
Not Rated	0.3%
Equities	50.0%
Short-Term Investments and Net Other Assets	2.5%
100.0%

* Amount represents less than 0.1%.

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows. Percentages are adjusted for the effect of futures contracts, if applicable (Unaudited).
United States of America	84.3%
United Kingdom	1.8%
Bermuda	1.8%
Switzerland	1.5%
Canada	1.1%
Netherlands	1.0%
Others (individually less than 1%)	8.5%
100.0%
Income Tax Information
The funds intend to elect to defer to its fiscal year ending September 30, 2009 approximately $288,485,511 of losses recognized during the period November 1, 2007 to September 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 50%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $6,326,941,655) - See accompanying schedule:		$ 4,755,089,500
Cash		5,622
Receivable for investments sold		2,690,678
Receivable for fund shares sold		1,683,865
Distributions receivable from Fidelity Central Funds		11,045,472
Prepaid expenses		41,754
Receivable from investment adviser for expense reductions		131
Other receivables		164,756
Total assets		4,770,721,778

Liabilities
Payable for investments purchased	$ 10,953,471
Payable for fund shares redeemed	4,413,780
Accrued management fee	1,990,638
Transfer agent fee payable	1,002,289
Distribution fees payable	8,739
Other affiliated payables	116,244
Other payables and accrued expenses	172,269
Total liabilities		18,657,430

Net Assets		$ 4,752,064,348
Net Assets consist of:
Paid in capital		$ 6,831,488,803
Undistributed net investment income		38,540,725
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(546,113,025)
Net unrealized appreciation (depreciation) on investments		(1,571,852,155)
Net Assets		$ 4,752,064,348

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($10,538,391 ÷ 998,311 shares)		$ 10.56

Maximum offering price per share (100/94.25 of $10.56)		$ 11.20
Class T: Net Asset Value and redemption price per share ($4,962,045 ÷ 470,430 shares)		$ 10.55

Maximum offering price per share (100/96.50 of $10.55)		$ 10.93
Class B: Net Asset Value and offering price per share ($1,958,716 ÷ 186,064 shares)A		$ 10.53

Class C: Net Asset Value and offering price per share ($4,090,157 ÷ 388,965 shares)A		$ 10.52

Asset Manager 50%: Net Asset Value, offering price and redemption price per share ($4,728,910,266 ÷ 447,069,113 shares)		$ 10.58

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,604,773 ÷ 151,814 shares)		$ 10.57

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 50%
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2009 (Unaudited)

Investment Income
Interest		$ 10,363
Income from Fidelity Central Funds		99,723,168
Total income		99,733,531

Expenses
Management fee	$ 12,903,507
Transfer agent fees	5,948,566
Distribution fees	52,187
Accounting and security lending fees	683,084
Custodian fees and expenses	2,578
Independent trustees' compensation	10,341
Depreciation in deferred trustee compensation account	(4,325)
Registration fees	48,822
Audit	40,943
Legal	22,780
Interest	1,327
Miscellaneous	42,445
Total expenses before reductions	19,752,255
Expense reductions	(94,289)	19,657,966
Net investment income (loss)		80,075,565
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	18,325,344
Fidelity Central Funds	(81,829,627)
Foreign currency transactions	(352,959)
Futures contracts	(35,226,589)
Total net realized gain (loss)		(99,083,831)
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,049,211,107)
Futures contracts	6,392,238
Total change in net unrealized appreciation (depreciation)		(1,042,818,869)
Net gain (loss)		(1,141,902,700)
Net increase (decrease) in net assets resulting from operations		$ (1,061,827,135)

Statement of Changes in Net Assets

	Six months ended March 31, 2009 (Unaudited)	Year ended September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 80,075,565	$ 213,491,172
Net realized gain (loss)	(99,083,831)	(58,382,609)
Change in net unrealized appreciation (depreciation)	(1,042,818,869)	(1,461,977,490)
Net increase (decrease) in net assets resulting from operations	(1,061,827,135)	(1,306,868,927)
Distributions to shareholders from net investment income	(105,545,671)	(239,866,976)
Distributions to shareholders from net realized gain	(4,660,918)	(556,509,728)
Total distributions	(110,206,589)	(796,376,704)
Share transactions - net increase (decrease)	(397,916,395)	(541,463,365)
Total increase (decrease) in net assets	(1,569,950,119)	(2,644,708,996)

Net Assets
Beginning of period	6,322,014,467	8,966,723,463
End of period (including undistributed net investment income of $38,540,725 and undistributed net investment income of $64,010,831, respectively)	$ 4,752,064,348	$ 6,322,014,467

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.95	$ 17.08	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.16	.36	.43
Net realized and unrealized gain (loss)	(2.33)	(2.96)	1.45
Total from investment operations	(2.17)	(2.60)	1.88
Distributions from net investment income	(.21)	(.43)	(.47)
Distributions from net realized gain	(.01)	(1.10)	(.90)
Total distributions	(.22)	(1.53)	(1.37)
Net asset value, end of period	$ 10.56	$ 12.95	$ 17.08
Total Return B, C, D	(16.93)%	(16.56)%	11.93%
Ratios to Average Net Assets H
Expenses before reductions	1.07% A	.99%	1.01% A
Expenses net of fee waivers, if any	1.07% A	.99%	1.01% A
Expenses net of all reductions	1.06% A	.98%	1.00% A
Net investment income (loss)	2.93% A	2.46%	2.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,538	$ 10,611	$ 4,432
Portfolio turnover rate F	19% A	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

Financial Highlights - Class T

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.94	$ 17.06	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.14	.33	.39
Net realized and unrealized gain (loss)	(2.33)	(2.96)	1.46
Total from investment operations	(2.19)	(2.63)	1.85
Distributions from net investment income	(.19)	(.39)	(.46)
Distributions from net realized gain	(.01)	(1.10)	(.90)
Total distributions	(.20)	(1.49)	(1.36)
Net asset value, end of period	$ 10.55	$ 12.94	$ 17.06
Total ReturnB, C, D	(17.04)%	(16.76)%	11.68%
Ratios to Average Net Assets H
Expenses before reductions	1.32% A	1.24%	1.24% A
Expenses net of fee waivers, if any	1.32% A	1.24%	1.24% A
Expenses net of all reductions	1.32% A	1.23%	1.23% A
Net investment income (loss)	2.67% A	2.21%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,962	$ 5,475	$ 3,148
Portfolio turnover rate F	19% A	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.91	$ 17.02	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.11	.24	.30
Net realized and unrealized gain (loss)	(2.32)	(2.96)	1.46
Total from investment operations	(2.21)	(2.72)	1.76
Distributions from net investment income	(.16)	(.29)	(.41)
Distributions from net realized gain	(.01)	(1.10)	(.90)
Total distributions	(.17)	(1.39)	(1.31)
Net asset value, end of period	$ 10.53	$ 12.91	$ 17.02
Total ReturnB, C, D	(17.26)%	(17.26)%	11.03%
Ratios to Average Net Assets H
Expenses before reductions	1.86% A	1.79%	1.79% A
Expenses net of fee waivers, if any	1.85% A	1.79%	1.79% A
Expenses net of all reductions	1.84% A	1.79%	1.78% A
Net investment income (loss)	2.14% A	1.65%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,959	$ 2,084	$ 1,007
Portfolio turnover rate F	19% A	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

Financial Highlights - Class C

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.90	$ 17.00	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.11	.25	.31
Net realized and unrealized gain (loss)	(2.32)	(2.95)	1.45
Total from investment operations	(2.21)	(2.70)	1.76
Distributions from net investment income	(.16)	(.30)	(.43)
Distributions from net realized gain	(.01)	(1.10)	(.90)
Total distributions	(.17)	(1.40)	(1.33)
Net asset value, end of period	$ 10.52	$ 12.90	$ 17.00
Total ReturnB, C, D	(17.25)%	(17.18)%	11.08%
Ratios to Average Net Assets H
Expenses before reductions	1.85% A	1.76%	1.75% A
Expenses net of fee waivers, if any	1.85% A	1.76%	1.75% A
Expenses net of all reductions	1.85% A	1.76%	1.74% A
Net investment income (loss)	2.14% A	1.68%	1.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,090	$ 4,294	$ 2,840
Portfolio turnover rate F	19% A	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 50%

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.97	$ 17.10	$ 16.60	$ 16.28	$ 15.58	$ 14.95
Income from Investment Operations
Net investment income (loss) D	.17	.41	.49	.45	.41 F	.33
Net realized and unrealized gain (loss)	(2.33)	(2.97)	1.41	.73	.69	.57
Total from investment operations	(2.16)	(2.56)	1.90	1.18	1.10	.90
Distributions from net investment income	(.22)	(.47)	(.50)	(.45)	(.40)	(.27)
Distributions from net realized gain	(.01)	(1.10)	(.90)	(.41)	-	-
Total distributions	(.23)	(1.57)	(1.40)	(.86)	(.40)	(.27)
Net asset value, end of period	$ 10.58	$ 12.97	$ 17.10	$ 16.60	$ 16.28	$ 15.58
Total Return B, C	(16.79)%	(16.34)%	12.02%	7.50%	7.15%	6.00%
Ratios to Average Net Assets G
Expenses before reductions	.79% A	.71%	.71%	.72%	.73%	.74%
Expenses net of fee waivers, if any	.79% A	.71%	.71%	.72%	.73%	.74%
Expenses net of all reductions	.78% A	.70%	.70%	.71%	.72%	.73%
Net investment income (loss)	3.20% A	2.74%	2.93%	2.79%	2.55% F	2.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,728,910	$ 6,299,082	$ 8,955,110	$ 9,204,214	$ 10,189,947	$ 10,903,313
Portfolio turnover rate E	19% A	8%	12%	65%H	32%H	78%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $0.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 2.28%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

H Portfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights - Institutional Class

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 12.97	$ 17.11	$ 16.57
Income from Investment Operations
Net investment income (loss) D	.17	.42	.48
Net realized and unrealized gain (loss)	(2.33)	(2.98)	1.46
Total from investment operations	(2.16)	(2.56)	1.94
Distributions from net investment income	(.23)	(.48)	(.50)
Distributions from net realized gain	(.01)	(1.10)	(.90)
Total distributions	(.24)	(1.58)	(1.40)
Net asset value, end of period	$ 10.57	$ 12.97	$ 17.11
Total Return B, C	(16.83)%	(16.30)%	12.20%
Ratios to Average Net Assets G
Expenses before reductions	.71% A	.67%	.72% A
Expenses net of fee waivers, if any	.71% A	.67%	.72% A
Expenses net of all reductions	.71% A	.67%	.72% A
Net investment income (loss)	3.28% A	2.77%	2.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,605	$ 469	$ 186
Portfolio turnover rateE	19% A	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 60%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.
Top Ten Stocks as of March 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Procter & Gamble Co.	0.8	0.9
Hewlett-Packard Co.	0.7	0.0
The Coca-Cola Co.	0.5	0.6
QUALCOMM, Inc.	0.5	0.2
PepsiCo, Inc.	0.5	0.5
General Electric Co.	0.5	0.7
Nestle SA (Reg.)	0.4	0.4
Medco Health Solutions, Inc.	0.4	0.1
CVS Caremark Corp.	0.4	0.4
Microsoft Corp.	0.4	0.1
	5.2
Asset Allocation (% of fund's net assets)
As of March 31, 2009	As of September 30, 2008
Stock Class and Equity Futures 57.6%	Stock Class and Equity Futures 58.4%
Bond Class 37.7%	Bond Class 25.1%
Short-Term Class 4.7%	Short-Term Class 16.5%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 60%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2009
% of fund's net assets
Equity Central Funds
Fidelity Information Technology Central Fund	8.7
Fidelity International Equity Central Fund	8.0
Fidelity Health Care Central Fund	7.3
Fidelity Financials Central Fund	6.1
Fidelity Consumer Staples Central Fund	5.6
Fidelity Industrials Central Fund	5.5
Fidelity Energy Central Fund	5.3
Fidelity Consumer Discretionary Central Fund	5.3
Fidelity Utilities Central Fund	2.0
Fidelity Materials Central Fund	2.0
Fidelity Telecom Services Central Fund	1.9
Fidelity Emerging Markets Equity Central Fund	1.0
Total Equity Central Funds	58.7
Fixed-Income Central Funds
Investment Grade Fixed-Income Funds	32.7
High Yield Fixed-Income Funds	5.5
Total Fixed-Income Central Funds	38.2
Money Market Central Funds	3.2
Net Other Assets	(0.1)
Total	100.0

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds was 19.4% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 60%

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 58.7%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	20,178	$ 1,386,025
Fidelity Consumer Staples Central Fund (b)	16,414	1,456,721
Fidelity Emerging Markets Equity Central Fund (b)	2,540	264,197
Fidelity Energy Central Fund (b)	20,876	1,395,346
Fidelity Financials Central Fund (b)	45,028	1,593,985
Fidelity Health Care Central Fund (b)	23,777	1,909,791
Fidelity Industrials Central Fund (b)	21,657	1,445,394
Fidelity Information Technology Central Fund (b)	29,805	2,262,460
Fidelity International Equity Central Fund (b)	46,317	2,093,537
Fidelity Materials Central Fund (b)	6,616	525,801
Fidelity Telecom Services Central Fund (b)	6,338	486,374
Fidelity Utilities Central Fund (b)	7,221	528,800
TOTAL EQUITY CENTRAL FUNDS (Cost $23,057,068)		15,348,431
Fixed-Income Central Funds - 38.2%

Investment Grade Fixed-Income Funds - 32.7%
Fidelity Tactical Income Central Fund (b)	100,037	8,538,160
High Yield Fixed-Income Funds - 5.5%
Fidelity Floating Rate Central Fund (b)	6,797	483,494
Fidelity High Income Central Fund 1 (b)	13,275	967,097
TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,450,591
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $10,898,424)		9,988,751
Money Market Central Funds - 3.2%
	Shares	Value
Fidelity Cash Central Fund, 0.52% (a) (Cost $847,359)	847,359	$ 847,359
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $34,802,851)	26,184,541
NET OTHER ASSETS - (0.1)%	(32,362)
NET ASSETS - 100%	$ 26,152,179
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,802
Fidelity Consumer Discretionary Central Fund	12,657
Fidelity Consumer Staples Central Fund	17,804
Fidelity Emerging Markets Equity Central Fund	1,039
Fidelity Energy Central Fund	7,557
Fidelity Financials Central Fund	31,031
Fidelity Floating Rate Central Fund	17,220
Fidelity Health Care Central Fund	14,095
Fidelity High Income Central Fund 1	34,740
Fidelity Industrials Central Fund	16,242
Fidelity Information Technology Central Fund	8,339
Fidelity International Equity Central Fund	17,607
Fidelity Materials Central Fund	5,006
Fidelity Tactical Income Central Fund	197,688
Fidelity Telecom Services Central Fund	3,516
Fidelity Utilities Central Fund	8,939
Total	$ 403,282
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non-Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 1,621,243	$ 437,624	$ 295,527	$ 1,386,025	0.3%
Fidelity Consumer Staples Central Fund	1,635,731	496,429	316,766	1,456,721	0.3%
Fidelity Emerging Markets Equity Central Fund	-	256,781	2,549	264,197	0.3%
Fidelity Energy Central Fund	1,737,408	686,621	328,311	1,395,346	0.3%
Fidelity Financials Central Fund	2,533,356	622,944	476,839	1,593,985	0.3%
Fidelity Floating Rate Central Fund	599,148	90,440	107,938	483,494	0.0%
Fidelity Health Care Central Fund	2,041,880	628,408	403,908	1,909,791	0.3%
Fidelity High Income Central Fund 1	376,783	685,121	31,875	967,097	0.2%
Fidelity Industrials Central Fund	1,909,359	563,628	358,459	1,445,394	0.3%
Fidelity Information Technology Central Fund	2,379,293	840,192	489,071	2,262,460	0.3%
Fidelity International Equity Central Fund	1,762,191	1,412,266	317,752	2,093,537	0.5%
Fidelity Materials Central Fund	579,741	204,564	114,487	525,801	0.3%
Fidelity Tactical Income Central Fund	8,688,176	2,833,003	2,574,515	8,538,160	0.3%
Fidelity Telecom Services Central Fund	478,691	154,991	95,174	486,374	0.3%
Fidelity Utilities Central Fund	583,808	183,772	113,886	528,800	0.3%
Total	$ 26,926,808	$ 10,096,784	$ 6,027,057	$ 25,337,182
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 26,184,541	$ 26,184,541	$ -	$ -
The information in the following tables is based on the combined investment of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	16.1%
AAA,AA,A	8.7%
BBB	6.2%
BB	3.0%
B	2.5%
CCC,CC,C	0.5%
D	0.0%†
Not Rated	0.3%
Equities	59.1%
Short-Term Investments and Net Other Assets	3.6%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	80.6%
United Kingdom	2.5%
Bermuda	2.0%
Switzerland	1.9%
Japan	1.7%
Germany	1.2%
Canada	1.1%
Netherlands	1.0%
France	1.0%
Others (individually less than 1%)	7.0%
100.0%
†Amount represents less than 0.1%.
Income Tax Information
At September 30, 2008, the fund had a capital loss carryforward of approximately $76,825 all of which will expire on September 30, 2016.
The fund intends to elect to defer to its fiscal year ending September 30, 2009 approximately $1,768,211 of losses recognized during the period November 1, 2007 to September 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 60%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $34,802,851) - See accompanying schedule:		$ 26,184,541
Receivable for investments sold		10,573
Receivable for fund shares sold		440,899
Distributions receivable from Fidelity Central Funds		46,405
Prepaid expenses		169
Receivable from investment adviser for expense reductions		5,384
Other affiliated receivables		1,043
Total assets		26,689,014

Liabilities
Payable for investments purchased	$ 434,423
Payable for fund shares redeemed	60,991
Accrued management fee	11,214
Distribution fees payable	3,234
Other affiliated payables	6,129
Other payables and accrued expenses	20,844
Total liabilities		536,835

Net Assets		$ 26,152,179
Net Assets consist of:
Paid in capital		$ 36,265,907
Undistributed net investment income		129,296
Accumulated undistributed net realized gain (loss) on investments		(1,624,714)
Net unrealized appreciation (depreciation) on investments		(8,618,310)
Net Assets		$ 26,152,179

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,554,881 ÷ 560,052 shares)		$ 6.35

Maximum offering price per share (100/94.25 of $6.35)		$ 6.74
Class T: Net Asset Value and redemption price per share ($1,866,636 ÷ 294,811 shares)		$ 6.33

Maximum offering price per share (100/96.50 of $6.33)		$ 6.56
Class B: Net Asset Value and offering price per share ($953,146 ÷ 150,403 shares)A		$ 6.34

Class C: Net Asset Value and offering price per share ($1,218,155 ÷ 192,309 shares)A		$ 6.33

Asset Manager 60%: Net Asset Value, offering price and redemption price per share ($18,068,118 ÷ 2,844,130 shares)		$ 6.35

Institutional Class: Net Asset Value, offering price and redemption price per share ($491,243 ÷ 77,324 shares)		$ 6.35

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2009 (Unaudited)

Investment Income
Interest		$ 43
Income from Fidelity Central Funds		403,282
Total income		403,325

Expenses
Management fee	$ 65,880
Transfer agent fees	31,373
Distribution fees	19,800
Accounting fees and expenses	5,513
Custodian fees and expenses	2,626
Independent trustees' compensation	45
Registration fees	26,710
Audit	31,366
Legal	42
Miscellaneous	78
Total expenses before reductions	183,433
Expense reductions	(65,447)	117,986
Net investment income (loss)		285,339
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	301
Fidelity Central Funds	(1,314,339)
Futures contracts	(119,603)
Total net realized gain (loss)		(1,433,641)
Change in net unrealized appreciation (depreciation) on: Investment securities	(4,345,044)
Futures contracts	21,732
Total change in net unrealized appreciation (depreciation)		(4,323,312)
Net gain (loss)		(5,756,953)
Net increase (decrease) in net assets resulting from operations		$ (5,471,614)

Statement of Changes in Net Assets

	Six months ended March 31, 2009 (Unaudited)	For the period October 9, 2007 (commencement of operations) to September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 285,339	$ 304,088
Net realized gain (loss)	(1,433,641)	(226,652)
Change in net unrealized appreciation (depreciation)	(4,323,312)	(4,294,998)
Net increase (decrease) in net assets resulting from operations	(5,471,614)	(4,217,562)
Distributions to shareholders from net investment income	(387,880)	(36,701)
Share transactions - net increase (decrease)	1,928,558	34,337,378
Total increase (decrease) in net assets	(3,930,936)	30,083,115

Net Assets
Beginning of period	30,083,115	-
End of period (including undistributed net investment income of $129,296 and undistributed net investment income of $231,837, respectively)	$ 26,152,179	$ 30,083,115

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.17
Net realized and unrealized gain (loss)	(1.58)	(2.18)
Total from investment operations	(1.50)	(2.01)
Distributions from net investment income	(.10)	(.04)
Net asset value, end of period	$ 6.35	$ 7.95
Total Return B, C, D	(18.85)%	(20.16)%
Ratios to Average Net Assets H
Expenses before reductions	1.67% A	2.18% A
Expenses net of fee waivers, if any	1.10% A	1.16% A
Expenses net of all reductions	1.09% A	1.16% A
Net investment income (loss)	2.38% A	1.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,555	$ 3,135
Portfolio turnover rate F	54% A	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

Financial Highlights - Class T

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.93	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.15
Net realized and unrealized gain (loss)	(1.57)	(2.19)
Total from investment operations	(1.50)	(2.04)
Distributions from net investment income	(.10)	(.03)
Net asset value, end of period	$ 6.33	$ 7.93
Total ReturnB, C, D	(18.99)%	(20.42)%
Ratios to Average Net AssetsH
Expenses before reductions	1.94% A	2.34% A
Expenses net of fee waivers, if any	1.35% A	1.42% A
Expenses net of all reductions	1.34% A	1.42% A
Net investment income (loss)	2.13% A	1.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,867	$ 1,228
Portfolio turnover rateF	54% A	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.11
Net realized and unrealized gain (loss)	(1.56)	(2.19)
Total from investment operations	(1.51)	(2.08)
Distributions from net investment income	(.05)	(.02)
Net asset value, end of period	$ 6.34	$ 7.90
Total Return B, C, D	(19.12)%	(20.81)%
Ratios to Average Net Assets H
Expenses before reductions	2.43% A	2.85% A
Expenses net of fee waivers, if any	1.85% A	1.92% A
Expenses net of all reductions	1.84% A	1.92% A
Net investment income (loss)	1.63% A	1.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 953	$ 1,074
Portfolio turnover rate F	54% A	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

Financial Highlights - Class C

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.11
Net realized and unrealized gain (loss)	(1.57)	(2.19)
Total from investment operations	(1.52)	(2.08)
Distributions from net investment income	(.05)	(.02)
Net asset value, end of period	$ 6.33	$ 7.90
Total ReturnB, C, D	(19.21)%	(20.81)%
Ratios to Average Net Assets H
Expenses before reductions	2.40% A	2.80% A
Expenses net of fee waivers, if any	1.85% A	1.91% A
Expenses net of all reductions	1.85% A	1.91% A
Net investment income (loss)	1.62% A	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,218	$ 1,643
Portfolio turnover rate F	54% A	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 60%

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 7.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.19
Net realized and unrealized gain (loss)	(1.58)	(2.18)
Total from investment operations	(1.49)	(1.99)
Distributions from net investment income	(.12)	(.05)
Net asset value, end of period	$ 6.35	$ 7.96
Total Return B, C	(18.79)%	(20.03)%
Ratios to Average Net Assets G
Expenses before reductions	1.40% A	1.87% A
Expenses net of fee waivers, if any	.85% A	.89% A
Expenses net of all reductions	.85% A	.89% A
Net investment income (loss)	2.62% A	2.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,068	$ 22,212
Portfolio turnover rate E	54% A	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

Financial Highlights - Institutional Class

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 7.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.20
Net realized and unrealized gain (loss)	(1.58)	(2.19)
Total from investment operations	(1.49)	(1.99)
Distributions from net investment income	(.12)	(.05)
Net asset value, end of period	$ 6.35	$ 7.96
Total ReturnB, C	(18.79)%	(20.03)%
Ratios to Average Net Assets G
Expenses before reductions	1.34% A	1.86% A
Expenses net of fee waivers, if any	.85% A	.94% A
Expenses net of all reductions	.85% A	.93% A
Net investment income (loss)	2.62% A	2.22% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 491	$ 792
Portfolio turnover rate E	54% A	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 70%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.
Top Ten Stocks as of March 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Procter & Gamble Co.	1.0	1.1
Hewlett-Packard Co.	0.8	0.0
The Coca-Cola Co.	0.6	0.7
QUALCOMM, Inc.	0.6	0.3
PepsiCo, Inc.	0.6	0.6
General Electric Co.	0.6	0.8
Medco Health Solutions, Inc.	0.5	0.1
CVS Caremark Corp.	0.5	0.5
Microsoft Corp.	0.5	0.1
Schering-Plough Corp.	0.5	0.0
	6.3
Asset Allocation (% of fund's net assets)
As of March 31, 2009	As of September 30, 2008
Stock Class and Equity Futures 68.6%	Stock Class and Equity Futures 71.1%
Bond Class 28.6%	Bond Class 27.7%
Short-Term Class 2.8%	Short-Term Class 1.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 70%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2009
% of fund's net assets
Equity Central Funds
Fidelity Information Technology Central Fund	10.5
Fidelity Health Care Central Fund	8.9
Fidelity International Equity Central Fund	8.1
Fidelity Financials Central Fund	7.4
Fidelity Consumer Staples Central Fund	6.8
Fidelity Industrials Central Fund	6.8
Fidelity Consumer Discretionary Central Fund	6.5
Fidelity Energy Central Fund	6.5
Fidelity Materials Central Fund	2.5
Fidelity Utilities Central Fund	2.5
Fidelity Telecom Services Central Fund	2.3
Fidelity Emerging Markets Equity Central Fund	1.1
Total Equity Central Funds	69.9
Fixed-Income Central Funds
Investment Grade Fixed-Income Funds	23.4
High Yield Fixed-Income Funds	5.7
Total Fixed-Income Central Funds	29.1
Money Market Central Funds	1.1
Net Other Assets	(0.1)
Total	100.0

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds was 20.7% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 70%

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 69.9%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	1,696,006	$ 116,498,634
Fidelity Consumer Staples Central Fund (b)	1,370,814	121,659,740
Fidelity Emerging Markets Equity Central Fund (b)	184,178	19,158,246
Fidelity Energy Central Fund (b)	1,734,174	115,912,172
Fidelity Financials Central Fund (b)	3,770,378	133,471,398
Fidelity Health Care Central Fund (b)	1,985,418	159,468,771
Fidelity Industrials Central Fund (b)	1,818,928	121,395,273
Fidelity Information Technology Central Fund (b)	2,488,589	188,908,763
Fidelity International Equity Central Fund (b)	3,223,825	145,716,907
Fidelity Materials Central Fund (b)	555,813	44,170,466
Fidelity Telecom Services Central Fund (b)	530,398	40,702,771
Fidelity Utilities Central Fund (b)	601,381	44,039,113
TOTAL EQUITY CENTRAL FUNDS (Cost $2,060,420,517)		1,251,102,254
Fixed-Income Central Funds - 29.1%

Investment Grade Fixed-Income Funds - 23.4%
Fidelity Tactical Income Central Fund (b)	4,898,194	418,060,829
High Yield Fixed-Income Funds - 5.7%
Fidelity Floating Rate Central Fund (b)	474,999	33,786,682
Fidelity High Income Central Fund 1 (b)	938,097	68,340,383
TOTAL HIGH YIELD FIXED-INCOME FUNDS		102,127,065
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $608,347,402)		520,187,894
Money Market Central Funds - 1.1%
	Shares	Value
Fidelity Cash Central Fund, 0.52% (a)	19,786,339	$ 19,786,339
Fidelity Money Market Central Fund, 1.36% (a)	56,119	56,119
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $19,842,458)		19,842,458
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $2,688,610,377)		1,791,132,606
NET OTHER ASSETS - (0.1)%		(1,116,353)
NET ASSETS - 100%		$ 1,790,016,253
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 157,275
Fidelity Consumer Discretionary Central Fund	1,219,550
Fidelity Consumer Staples Central Fund	1,702,670
Fidelity Emerging Markets Equity Central Fund	82,887
Fidelity Energy Central Fund	728,095
Fidelity Financials Central Fund	2,989,833
Fidelity Floating Rate Central Fund	1,993,757
Fidelity Health Care Central Fund	1,376,406
Fidelity High Income Central Fund 1	2,729,272
Fidelity Industrials Central Fund	1,611,081
Fidelity Information Technology Central Fund	813,221
Fidelity International Equity Central Fund	1,502,716
Fidelity Materials Central Fund	491,736
Fidelity Money Market Central Fund	51,977
Fidelity Tactical Income Central Fund	12,480,728
Fidelity Telecom Services Central Fund	373,791
Fidelity Utilities Central Fund	870,573
Total	$ 31,175,568
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non-Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 158,562,571	$ 2,147,753	$ 3,038,019	$ 116,498,634	27.9%
Fidelity Consumer Staples Central Fund	159,972,498	1,783,025	3,454,170	121,659,740	27.9%
Fidelity Emerging Markets Equity Central Fund	-	18,452,681	35,778	19,158,246	20.4%
Fidelity Energy Central Fund	169,988,020	21,623,087	3,327,687	115,912,172	27.9%
Fidelity Financials Central Fund	247,762,683	5,653,181	3,607,232	133,471,398	27.9%
Fidelity Floating Rate Central Fund	79,120,080	4,622,390	35,930,876	33,786,682	1.5%
Fidelity Health Care Central Fund	199,695,136	3,282,925	4,436,674	159,468,771	27.9%
Fidelity High Income Central Fund 1	49,300,279	26,421,090	135,949	68,340,383	17.6%
Fidelity Industrials Central Fund	186,734,449	8,802,841	3,267,141	121,395,273	27.9%
Fidelity Information Technology Central Fund	232,695,598	16,204,215	5,057,080	188,908,763	27.9%
Fidelity International Equity Central Fund	213,497,810	2,265,506	286,237	145,716,907	34.5%
Fidelity Materials Central Fund	56,702,977	5,058,461	1,160,698	44,170,466	27.9%
Fidelity Tactical Income Central Fund	500,674,871	12,650,987	71,546,406	418,060,829	12.4%
Fidelity Telecom Services Central Fund	46,819,800	1,814,461	1,118,704	40,702,771	27.9%
Fidelity Utilities Central Fund	57,097,620	889,251	1,582,776	44,039,113	27.9%
Total	$ 2,358,624,392	$ 131,671,854	$ 137,985,427	$ 1,771,290,148
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,791,132,606	$ 1,791,132,606	$ -	$ -
The information in the following tables is based on the combined investment of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	11.5%
AAA,AA,A	6.1%
BBB	4.6%
BB	2.8%
B	2.6%
CCC,CC,C	0.5%
D	0.0%†
Not Rated	0.2%
Equities	69.7%
Short-Term Investments and Net Other Assets	2.0%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	79.3%
United Kingdom	2.7%
Switzerland	2.3%
Bermuda	2.2%
Japan	1.8%
Germany	1.4%
Netherlands	1.1%
France	1.0%
Others (individually less than 1%)	8.2%
100.0%
†Amount represents less than 0.1%.
Income Tax Information

At September 30, 2008, the fund had a capital loss carryforward of approximately $100,045,622 of which $82,273,070 and $17,772,552 will expire on September 30, 2011 and 2016, respectively. The capital loss carryforwards expiring September 30, 2016 was acquired from Fidelity Advisor Asset Manager 70% Fund. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The fund intends to elect to defer to its fiscal year ending September 30, 2009 approximately $171,539,364 of losses recognized during the period November 1, 2007 to September 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 70%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $2,688,610,377) - See accompanying schedule:		$ 1,791,132,606
Cash		2,753
Receivable for investments sold		2,153,424
Receivable for fund shares sold		1,248,286
Dividends receivable		12,932
Distributions receivable from Fidelity Central Funds		2,591,392
Prepaid expenses		15,905
Other receivables		187,949
Total assets		1,797,345,247

Liabilities
Payable for investments purchased	$ 2,585,421
Payable for fund shares redeemed	3,302,426
Accrued management fee	812,660
Transfer agent fee payable	433,321
Distribution fees payable	62,681
Other affiliated payables	56,972
Other payables and accrued expenses	75,513
Total liabilities		7,328,994

Net Assets		$ 1,790,016,253
Net Assets consist of:
Paid in capital		$ 2,962,027,254
Undistributed net investment income		9,385,435
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(283,919,007)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(897,477,429)
Net Assets		$ 1,790,016,253

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($63,984,494 ÷ 6,246,631 shares)		$ 10.24

Maximum offering price per share (100/94.25 of $10.24)		$ 10.86
Class T: Net Asset Value and redemption price per share ($34,608,842 ÷ 3,380,732 shares)		$ 10.24

Maximum offering price per share (100/96.50 of $10.24)		$ 10.61
Class B: Net Asset Value and offering price per share ($14,591,968 ÷ 1,427,089 shares)A		$ 10.22

Class C: Net Asset Value and offering price per share ($25,228,488 ÷ 2,467,701 shares)A		$ 10.22

Asset Manager 70%: Net Asset Value, offering price and redemption price per share ($1,631,874,871 ÷ 159,219,195 shares)		$ 10.25

Institutional Class: Net Asset Value, offering price and redemption price per share ($19,727,590 ÷ 1,924,681 shares)		$ 10.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 70%
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2009 (Unaudited)

Investment Income
Interest		$ 5,151
Income from Fidelity Central Funds		31,175,568
Total income		31,180,719

Expenses
Management fee	$ 5,333,891
Transfer agent fees	2,568,717
Distribution fees	404,280
Accounting and security lending fees	366,827
Custodian fees and expenses	2,675
Independent trustees' compensation	3,958
Depreciation in deferred trustee compensation account	(1,030)
Registration fees	187,042
Audit	45,619
Legal	15,449
Miscellaneous	16,041
Total expenses before reductions	8,943,469
Expense reductions	(114,313)	8,829,156
Net investment income (loss)		22,351,563
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,191,910
Fidelity Central Funds	(29,544,967)
Futures contracts	(13,233,029)
Total net realized gain (loss)		(33,586,086)
Change in net unrealized appreciation (depreciation) on: Investment securities	(551,491,413)
Assets and liabilities in foreign currencies	(536)
Futures contracts	2,377,530
Total change in net unrealized appreciation (depreciation)		(549,114,419)
Net gain (loss)		(582,700,505)
Net increase (decrease) in net assets resulting from operations		$ (560,348,942)

Statement of Changes in Net Assets

	Six months ended March 31, 2009 (Unaudited)	Year ended September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,351,563	$ 58,379,001
Net realized gain (loss)	(33,586,086)	(21,106,617)
Change in net unrealized appreciation (depreciation)	(549,114,419)	(689,432,540)
Net increase (decrease) in net assets resulting from operations	(560,348,942)	(652,160,156)
Distributions to shareholders from net investment income	(54,439,793)	(72,024,349)
Distributions to shareholders from net realized gain	-	(3,513,384)
Total distributions	(54,439,793)	(75,537,733)
Share transactions - net increase (decrease)	(93,138,018)	(36,451,983)
Total increase (decrease) in net assets	(707,926,752)	(764,149,872)

Net Assets
Beginning of period	2,497,943,006	3,262,092,878
End of period (including undistributed net investment income of $9,385,435 and undistributed net investment income of $41,473,665, respectively)	$ 1,790,016,253	$ 2,497,943,006

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.11	- J
Net realized and unrealized gain (loss)	(3.19)	(.52)
Total from investment operations	(3.08)	(.52)
Distributions from net investment income	(.30)	-
Net asset value, end of period	$ 10.24	$ 13.62
Total Return B, C, D	(22.66)%	(3.68)%
Ratios to Average Net Assets H
Expenses before reductions	1.20% A	1.31% A
Expenses net of fee waivers, if any	1.20% A	1.25% A
Expenses net of all reductions	1.18% A	1.24% A
Net investment income (loss)	2.12% A	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 63,984	$ 89,034
Portfolio turnover rate F	14% A	14% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

Financial Highlights - Class T

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.10	- J
Net realized and unrealized gain (loss)	(3.19)	(.52)
Total from investment operations	(3.09)	(.52)
Distributions from net investment income	(.29)	-
Net asset value, end of period	$ 10.24	$ 13.62
Total ReturnB, C, D	(22.72)%	(3.68)%
Ratios to Average Net Assets H
Expenses before reductions	1.46% A	1.56% A
Expenses net of fee waivers, if any	1.46% A	1.50% A
Expenses net of all reductions	1.44% A	1.49% A
Net investment income (loss)	1.87% A	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,609	$ 52,478
Portfolio turnover rate F	14% A	14% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.07	- J
Net realized and unrealized gain (loss)	(3.19)	(.52)
Total from investment operations	(3.12)	(.52)
Distributions from net investment income	(.28)	-
Net asset value, end of period	$ 10.22	$ 13.62
Total ReturnB, C, D	(22.98)%	(3.68)%
Ratios to Average Net Assets H
Expenses before reductions	1.95% A	2.06% A
Expenses net of fee waivers, if any	1.95% A	2.00% A
Expenses net of all reductions	1.93% A	1.99% A
Net investment income (loss)	1.38% A	.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,592	$ 23,526
Portfolio turnover rate F	14% A	14% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

Financial Highlights - Class C

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.07	- J
Net realized and unrealized gain (loss)	(3.19)	(.52)
Total from investment operations	(3.12)	(.52)
Distributions from net investment income	(.28)	-
Net asset value, end of period	$ 10.22	$ 13.62
Total ReturnB, C, D	(22.97)%	(3.68)%
Ratios to Average Net Assets H
Expenses before reductions	1.95% A	2.07% A
Expenses net of fee waivers, if any	1.95% A	2.00% A
Expenses net of all reductions	1.94% A	1.99% A
Net investment income (loss)	1.37% A	.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,228	$ 37,762
Portfolio turnover rate F	14% A	14% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 70%

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 13.62	$ 17.78	$ 15.82	$ 14.94	$ 14.10	$ 13.47
Income from Investment Operations
Net investment income (loss) D	.13	.33	.38	.34	.31 F	.25
Net realized and unrealized gain (loss)	(3.19)	(4.06)	1.97	.84	.85	.69
Total from investment operations	(3.06)	(3.73)	2.35	1.18	1.16	.94
Distributions from net investment income	(.31)	(.41)	(.39)	(.29)	(.32)	(.31)
Distributions from net realized gain	-	(.02)	-	(.01)	-	-
Total distributions	(.31)	(.43)	(.39)	(.30)	(.32)	(.31)
Net asset value, end of period	$ 10.25	$ 13.62	$ 17.78	$ 15.82	$ 14.94	$ 14.10
Total Return B, C	(22.52)%	(21.46)%	15.07%	7.98%	8.28%	6.99%
Ratios to Average Net Assets G
Expenses before reductions	.90% A	.79%	.80%	.81%	.82%	.83%
Expenses net of fee waivers, if any	.90% A	.79%	.80%	.81%	.82%	.83%
Expenses net of all reductions	.89% A	.78%	.78%	.79%	.80%	.82%
Net investment income (loss)	2.42% A	2.07%	2.26%	2.20%	2.11% F	1.77%
Supplemental Data
Net assets, end of period (in millions)	$ 1,632	$ 2,269	$ 3,262	$ 3,137	$ 3,284	$ 3,588
Portfolio turnover rateE	14% A	14% I	14%	82% H	37% H	67%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.73%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I The portfolio turnover rate does not include the assets acquired in the merger.

Financial Highlights - Institutional Class

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) D	.13	- I
Net realized and unrealized gain (loss)	(3.19)	(.52)
Total from investment operations	(3.06)	(.52)
Distributions from net investment income	(.31)	-
Net asset value, end of period	$ 10.25	$ 13.62
Total Return B, C	(22.53)%	(3.68)%
Ratios to Average Net Assets G
Expenses before reductions	.93% A	1.06% A
Expenses net of fee waivers, if any	.93% A	1.00% A
Expenses net of all reductions	.92% A	.99% A
Net investment income (loss)	2.39% A	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,728	$ 25,717
Portfolio turnover rate E	14% A	14% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

H The portfolio turnover rate does not include the assets acquired in the merger.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 85%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.
Top Ten Stocks as of March 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Procter & Gamble Co.	1.1	1.2
Hewlett-Packard Co.	0.9	0.0
The Coca-Cola Co.	0.7	0.7
QUALCOMM, Inc.	0.7	0.3
PepsiCo, Inc.	0.7	0.6
Nestle SA (Reg.)	0.7	0.7
General Electric Co.	0.7	0.9
Medco Health Solutions, Inc.	0.6	0.1
CVS Caremark Corp.	0.6	0.6
Microsoft Corp.	0.6	0.1
	7.3
Asset Allocation (% of fund's net assets)
As of March 31, 2009	As of September 30, 2008
Stock Class and Equity Futures 83.2%	Stock Class and Equity Futures 85.1%
Bond Class 14.3%	Bond Class 12.4%
Short-Term Class 2.5%	Short-Term Class 2.5%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 85%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2009
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	13.2
Fidelity Information Technology Central Fund	12.3
Fidelity Health Care Central Fund	10.3
Fidelity Financials Central Fund	8.7
Fidelity Consumer Staples Central Fund	7.9
Fidelity Industrials Central Fund	7.9
Fidelity Consumer Discretionary Central Fund	7.5
Fidelity Energy Central Fund	7.5
Fidelity Materials Central Fund	2.9
Fidelity Utilities Central Fund	2.9
Fidelity Telecom Services Central Fund	2.6
Fidelity Emerging Markets Equity Central Fund	1.0
Total Equity Central Funds	84.7
Fixed-Income Central Funds
Investment Grade Fixed-Income Funds	8.2
High Yield Fixed-Income Funds	6.4
Total Fixed-Income Central Funds	14.6
Money Market Central Funds	0.8
Net Other Assets	(0.1)
Total	100.0

At period end, foreign investments, including the Fund's pro-rata share of the underlying Central Funds, was 26.2% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 85%

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 84.7%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	370,088	$ 25,421,338
Fidelity Consumer Staples Central Fund (b)	299,623	26,591,561
Fidelity Emerging Markets Equity Central Fund (b)	33,933	3,529,704
Fidelity Energy Central Fund (b)	379,553	25,369,316
Fidelity Financials Central Fund (b)	823,491	29,151,564
Fidelity Health Care Central Fund (b)	434,076	34,865,024
Fidelity Industrials Central Fund (b)	396,985	26,494,785
Fidelity Information Technology Central Fund (b)	544,056	41,299,311
Fidelity International Equity Central Fund (b)	981,294	44,354,492
Fidelity Materials Central Fund (b)	121,289	9,638,843
Fidelity Telecom Services Central Fund (b)	115,878	8,892,458
Fidelity Utilities Central Fund (b)	131,560	9,634,170
TOTAL EQUITY CENTRAL FUNDS (Cost $467,851,335)		285,242,566
Fixed-Income Central Funds - 14.6%

Investment Grade Fixed-Income Funds - 8.2%
Fidelity Tactical Income Central Fund (b)	324,109	27,662,696
High Yield Fixed-Income Funds - 6.4%
Fidelity High Income Central Fund 1 (b)	297,851	21,698,471
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $54,723,915)		49,361,167
Money Market Central Funds - 0.8%
	Shares	Value
Fidelity Cash Central Fund, 0.52% (a) (Cost $2,563,391)	2,563,391	$ 2,563,391
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $525,138,641)		337,167,124
NET OTHER ASSETS - (0.1)%		(336,522)
NET ASSETS - 100%		$ 336,830,602
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 69,128
Fidelity Consumer Discretionary Central Fund	261,745
Fidelity Consumer Staples Central Fund	365,823
Fidelity Emerging Markets Equity Central Fund	15,138
Fidelity Energy Central Fund	155,956
Fidelity Financials Central Fund	641,842
Fidelity Health Care Central Fund	295,354
Fidelity High Income Central Fund 1	916,508
Fidelity Industrials Central Fund	344,414
Fidelity Information Technology Central Fund	174,140
Fidelity International Equity Central Fund	427,306
Fidelity Materials Central Fund	105,226
Fidelity Tactical Income Central Fund	711,040
Fidelity Telecom Services Central Fund	79,736
Fidelity Utilities Central Fund	186,374
Total	$ 4,749,730
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non-Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 32,363,171	$ 2,810,902	$ 1,126,024	$ 25,421,338	6.1%
Fidelity Consumer Staples Central Fund	32,650,885	2,953,665	1,241,019	26,591,561	6.1%
Fidelity Emerging Markets Equity Central Fund	-	3,396,853	1,440	3,529,704	3.8%
Fidelity Energy Central Fund	34,680,962	7,120,029	1,226,506	25,369,316	6.1%
Fidelity Financials Central Fund	50,569,247	4,807,011	1,511,084	29,151,564	6.1%
Fidelity Health Care Central Fund	40,758,469	3,919,802	1,578,520	34,865,024	6.1%
Fidelity High Income Central Fund 1	5,470,107	17,538,341	9,360	21,698,471	5.6%
Fidelity Industrials Central Fund	38,113,161	4,593,299	1,252,960	26,494,785	6.1%
Fidelity Information Technology Central Fund	47,494,035	7,083,845	1,823,148	41,299,311	6.1%
Fidelity International Equity Central Fund	59,185,813	4,359,180	18,721	44,354,492	10.5%
Fidelity Materials Central Fund	11,573,244	1,918,481	422,737	9,638,843	6.1%
Fidelity Tactical Income Central Fund	36,391,037	4,027,695	11,390,784	27,662,696	0.8%
Fidelity Telecom Services Central Fund	9,556,098	1,119,055	382,669	8,892,458	6.1%
Fidelity Utilities Central Fund	11,653,791	1,051,378	443,357	9,634,170	6.1%
Total	$ 410,460,020	$ 66,699,536	$ 22,428,329	$ 334,603,733
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 337,167,124	$ 337,167,124	$ -	$ -
The information in the following tables is based on the combined investment of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	4.0%
AAA,AA,A	2.7%
BBB	1.1%
BB	2.7%
B	3.0%
CCC,CC,C	0.7%
D	0.0%†
Not Rated	0.0%†
Equities	83.6%
Short-Term Investments and Net Other Assets	2.2%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	73.8%
United Kingdom	3.8%
Switzerland	2.9%
Japan	2.7%
Bermuda	2.4%
Germany	1.8%
France	1.5%
Netherlands	1.4%
Cayman Islands	1.0%
Others (individually less than 1%)	8.7%
100.0%
†Amount represents less than 0.1%.
Income Tax Information
At September 30, 2008, the fund had a capital loss carryforward of approximately $36,329,826 all of which will expire on September 30, 2011.
The fund intends to elect to defer to its fiscal year ending September 30, 2009 approximately $49,933,286 of losses recognized during the period November 1, 2007 to September 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 85%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009 (Unaudited)

Assets
Investments in securities, at value (cost $525,138,641) - See accompanying schedule		$ 337,167,124
Cash		94
Receivable for investments sold		142,252
Receivable for fund shares sold		567,062
Dividends receivable		27,307
Distributions receivable from Fidelity Central Funds		287,462
Prepaid expenses		2,892
Other receivables		3,156
Total assets		338,197,349

Liabilities
Payable for investments purchased	$ 725,581
Payable for fund shares redeemed	347,645
Accrued management fee	150,279
Transfer agent fee payable	95,588
Distribution fees payable	8,355
Other affiliated payables	10,308
Other payables and accrued expenses	28,991
Total liabilities		1,366,747

Net Assets		$ 336,830,602
Net Assets consist of:
Paid in capital		$ 609,572,940
Undistributed net investment income		1,138,977
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(85,912,022)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(187,969,293)
Net Assets		$ 336,830,602

Statement of Assets and Liabilities - continued

March 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($12,962,666 ÷ 1,635,076 shares)	$ 7.93

Maximum offering price per share (100/94.25 of $7.93)	$ 8.41
Class T: Net Asset Value and redemption price per share ($3,257,708 ÷ 411,834 shares)	$ 7.91

Maximum offering price per share (100/96.50 of $7.91)	$ 8.20
Class B: Net Asset Value and offering price per share ($1,913,918 ÷ 242,259 shares)A	$ 7.90

Class C: Net Asset Value and offering price per share ($3,913,749 ÷ 496,307 shares)A	$ 7.89

Asset Manager 85%: Net Asset Value, offering price and redemption price per share ($313,847,176 ÷ 39,414,723 shares)	$ 7.96

Institutional Class: Net Asset Value, offering price and redemption price per share ($935,385 ÷ 117,592 shares)	$ 7.95

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2009 (Unaudited)

Investment Income
Interest		$ 1,644
Income from Fidelity Central Funds		4,749,730
Total income		4,751,374

Expenses
Management fee	$ 976,259
Transfer agent fees	542,455
Distribution fees	51,177
Accounting and security lending fees	66,978
Custodian fees and expenses	2,538
Independent trustees' compensation	727
Registration fees	33,958
Audit	46,648
Legal	1,198
Miscellaneous	2,870
Total expenses before reductions	1,724,808
Expense reductions	(13,499)	1,711,309
Net investment income (loss)		3,040,065
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	853,163
Fidelity Central Funds	(2,261,726)
Foreign currency transactions	(6,309)
Futures contracts	(5,201,232)
Total net realized gain (loss)		(6,616,104)
Change in net unrealized appreciation (depreciation) on: Investment securities	(117,870,253)
Assets and liabilities in foreign currencies	(973)
Futures contracts	934,495
Total change in net unrealized appreciation (depreciation)		(116,936,731)
Net gain (loss)		(123,552,835)
Net increase (decrease) in net assets resulting from operations		$ (120,512,770)

Statement of Changes in Net Assets

	Six months ended March 31, 2009 (Unaudited)	Year ended September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,040,065	$ 8,424,465
Net realized gain (loss)	(6,616,104)	(12,035,813)
Change in net unrealized appreciation (depreciation)	(116,936,731)	(147,035,741)
Net increase (decrease) in net assets resulting from operations	(120,512,770)	(150,647,089)
Distributions to shareholders from net investment income	(7,455,362)	(9,363,481)
Distributions to shareholders from net realized gain	-	(1,224,803)
Total distributions	(7,455,362)	(10,588,284)
Share transactions - net increase (decrease)	(410,054)	35,772,420
Total increase (decrease) in net assets	(128,378,186)	(125,462,953)

Net Assets
Beginning of period	465,208,788	590,671,741
End of period (including undistributed net investment income of $1,138,977 and undistributed net investment income of $5,554,274, respectively)	$ 336,830,602	$ 465,208,788

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.94	$ 14.77	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.06	.17	.19
Net realized and unrealized gain (loss)	(2.90)	(3.74)	2.05
Total from investment operations	(2.84)	(3.57)	2.24
Distributions from net investment income	(.17)	(.23)	(.20)
Distributions from net realized gain	-	(.03)	(.02)
Total distributions	(.17)	(.26)	(.22)
Net asset value, end of period	$ 7.93	$ 10.94	$ 14.77
Total Return B, C, D	(26.02)%	(24.59)%	17.78%
Ratios to Average Net Assets H
Expenses before reductions	1.21% A	1.13%	1.14% A
Expenses net of fee waivers, if any	1.21% A	1.13%	1.14% A
Expenses net of all reductions	1.21% A	1.12%	1.12% A
Net investment income (loss)	1.55% A	1.28%	1.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,963	$ 12,887	$ 7,348
Portfolio turnover rate F	13% A	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

Financial Highlights - Class T

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.91	$ 14.74	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.05	.13	.15
Net realized and unrealized gain (loss)	(2.90)	(3.73)	2.06
Total from investment operations	(2.85)	(3.60)	2.21
Distributions from net investment income	(.15)	(.20)	(.20)
Distributions from net realized gain	-	(.03)	(.02)
Total distributions	(.15)	(.23)	(.22)
Net asset value, end of period	$ 7.91	$ 10.91	$ 14.74
Total Return B, C, D	(26.17)%	(24.76)%	17.46%
Ratios to Average Net Assets H
Expenses before reductions	1.47% A	1.38%	1.42% A
Expenses net of fee waivers, if any	1.47% A	1.38%	1.42% A
Expenses net of all reductions	1.46% A	1.37%	1.41% A
Net investment income (loss)	1.29% A	1.02%	1.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,258	$ 4,090	$ 1,792
Portfolio turnover rate F	13% A	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 14.69	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.03	.06	.08
Net realized and unrealized gain (loss)	(2.88)	(3.72)	2.07
Total from investment operations	(2.85)	(3.66)	2.15
Distributions from net investment income	(.09)	(.16)	(.19)
Distributions from net realized gain	-	(.03)	(.02)
Total distributions	(.09)	(.19)	(.21)
Net asset value, end of period	$ 7.90	$ 10.84	$ 14.69
Total Return B, C, D	(26.31)%	(25.21)%	16.98%
Ratios to Average Net Assets H
Expenses before reductions	1.97% A	1.93%	1.93% A
Expenses net of fee waivers, if any	1.97% A	1.93%	1.93% A
Expenses net of all reductions	1.96% A	1.92%	1.92% A
Net investment income (loss)	.79% A	.47%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,914	$ 2,452	$ 1,632
Portfolio turnover rate F	13% A	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

Financial Highlights - Class C

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.82	$ 14.67	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.03	.07	.08
Net realized and unrealized gain (loss)	(2.87)	(3.71)	2.06
Total from investment operations	(2.84)	(3.64)	2.14
Distributions from net investment income	(.09)	(.18)	(.20)
Distributions from net realized gain	-	(.03)	(.02)
Total distributions	(.09)	(.21)	(.22)
Net asset value, end of period	$ 7.89	$ 10.82	$ 14.67
Total Return B, C, D	(26.31)%	(25.16)%	16.90%
Ratios to Average Net Assets H
Expenses before reductions	1.97% A	1.90%	1.91% A
Expenses net of fee waivers, if any	1.97% A	1.90%	1.91% A
Expenses net of all reductions	1.96% A	1.89%	1.90% A
Net investment income (loss)	.79% A	.51%	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,914	$ 5,017	$ 3,194
Portfolio turnover rate F	13% A	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 85%

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.99	$ 14.81	$ 12.79	$ 11.69	$ 10.29	$ 9.26
Income from Investment Operations
Net investment income (loss) D	.07	.20	.23	.18	.06 F	.05
Net realized and unrealized gain (loss)	(2.92)	(3.76)	2.02	.98	1.40	1.04
Total from investment operations	(2.85)	(3.56)	2.25	1.16	1.46	1.09
Distributions from net investment income	(.18)	(.23)	(.21)	(.06)	(.06)	(.06)
Distributions from net realized gain	-	(.03)	(.02)	-	-	-
Total distributions	(.18)	(.26)	(.23)	(.06)	(.06)	(.06)
Net asset value, end of period	$ 7.96	$ 10.99	$ 14.81	$ 12.79	$ 11.69	$ 10.29
Total Return B, C	(25.97)%	(24.43)%	17.77%	9.95%	14.22%	11.79%
Ratios to Average Net Assets G
Expenses before reductions	.97% A	.87%	.89%	.91%	.92%	.94%
Expenses net of fee waivers, if any	.97% A	.87%	.87%	.91%	.92%	.94%
Expenses net of all reductions	.96% A	.86%	.86%	.87%	.89%	.91%
Net investment income (loss)	1.79% A	1.54%	1.62%	1.50%	.53% F	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 313,847	$ 440,040	$ 576,458	$ 448,831	$ 403,221	$ 352,600
Portfolio turnover rate E	13% A	20%	31%	187% H	71% H	86%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .39%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

H Portfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights - Institutional Class

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 11.00	$ 14.82	$ 12.75
Income from Investment Operations
Net investment income (loss) D	.08	.21	.23
Net realized and unrealized gain (loss)	(2.92)	(3.76)	2.07
Total from investment operations	(2.84)	(3.55)	2.30
Distributions from net investment income	(.21)	(.24)	(.21)
Distributions from net realized gain	-	(.03)	(.02)
Total distributions	(.21)	(.27)	(.23)
Net asset value, end of period	$ 7.95	$ 11.00	$ 14.82
Total Return B, C	(25.94)%	(24.35)%	18.24%
Ratios to Average Net Assets G
Expenses before reductions	.83% A	.78%	.82% A
Expenses net of fee waivers, if any	.83% A	.78%	.82% A
Expenses net of all reductions	.82% A	.77%	.81% A
Net investment income (loss)	1.93% A	1.62%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 935	$ 724	$ 247
Portfolio turnover rate E	13% A	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2009 (Unaudited)

1. Organization.

Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class T, Class B, Class C, Asset Manager and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of each Fund. These strategies are consistent with the investment objectives of each Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund. The following summarizes the Funds' investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Equity Sector Central Funds	Fidelity Management & Research Company, Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Repurchase Agreements Restricted Securities	less than .01% to .01%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Repurchase Agreements	.10%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non- U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Repurchase Agreements	.03%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	less than .01%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	less than .01%
Fidelity Tactical Income Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Swap Agreements Repurchase Agreements Restricted Securities	.01%
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Semiannual Report

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each Fund's investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Funds adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of March 31, 2009, for each Fund's investments is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses of the Fidelity Central Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's net asset value. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .10%.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Asset Manager 50% and Fidelity Asset Manager 70%, Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Asset Manager 20%	$ 2,137,021,657	$ 781,026	$ (333,893,992)	$ (333,112,966)
Fidelity Asset Manager 30%	42,675,735	185,543	(6,798,620)	(6,613,077)
Fidelity Asset Manager 40%	29,782,711	96,952	(5,582,151)	(5,485,199)
Fidelity Asset Manager 50%	6,326,941,655	4,939,156	(1,576,791,311)	(1,571,852,155)
Fidelity Asset Manager 60%	34,802,851	257,415	(8,875,725)	(8,618,310)
Fidelity Asset Manager 70%	2,688,610,377	1,112,390	(898,590,161)	(897,477,771)
Fidelity Asset Manager 85%	525,138,641	449,823	(188,421,340)	(187,971,517)

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Funds invest in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. Certain Funds may use futures contracts to manage their exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%	152,193,784	155,639,145
Fidelity Asset Manager 30%	11,337,458	943,107
Fidelity Asset Manager 40%	10,193,393	869,873
Fidelity Asset Manager 50%	469,945,878	483,938,325
Fidelity Asset Manager 60%	10,096,786	6,027,057
Fidelity Asset Manager 70%	131,671,854	137,985,427
Fidelity Asset Manager 85%	66,699,536	22,428,329

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Asset Manager 20%	.30%	.12%	.42%
Fidelity Asset Manager 30%	.30%	.12%	.42%
Fidelity Asset Manager 40%	.30%	.12%	.42%
Fidelity Asset Manager 50%	.25%	.27%	.52%
Fidelity Asset Manager 60%	.30%	.27%	.57%
Fidelity Asset Manager 70%	.30%	.27%	.57%
Fidelity Asset Manager 85%	.30%	.27%	.57%

FMR pays a portion of the management fees received from the Funds to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Fidelity Asset Manager 20%	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	.00%	.25%	$ 11,657	$ 1,977
Class T	.25%	.25%	12,268	26
Class B	.75%	.25%	10,075	7,567
Class C	.75%	.25%	18,752	7,254
			$ 52,752	$ 16,824
Fidelity Asset Manager 30%
Class A	.00%	.25%	$ 1,743	$ 70
Class T	.25%	.25%	2,582	119
Class B	.75%	.25%	2,323	1,840
Class C	.75%	.25%	6,691	5,434
			$ 13,339	$ 7,463
Fidelity Asset Manager 40%
Class A	.00%	.25%	$ 4,926	$ 1,949
Class T	.25%	.25%	4,154	2,373
Class B	.75%	.25%	5,515	5,375
Class C	.75%	.25%	5,895	5,310
			$ 20,490	$ 15,007
Fidelity Asset Manager 50%
Class A	.00%	.25%	$ 12,134	$ 1,576
Class T	.25%	.25%	11,485	22
Class B	.75%	.25%	8,565	6,427
Class C	.75%	.25%	20,003	8,345
			$ 52,187	$ 16,370
Fidelity Asset Manager 60%
Class A	.00%	.25%	$ 3,833	$ 1,445
Class T	.25%	.25%	4,458	931
Class B	.75%	.25%	4,783	4,122
Class C	.75%	.25%	6,726	4,019
			$ 19,800	$ 10,517
Fidelity Asset Manager 70%
Class A	.00%	.25%	$ 85,580	$ 6,742
Class T	.25%	.25%	94,858	1,369
Class B	.75%	.25%	84,984	64,017
Class C	.75%	.25%	138,858	18,195
			$ 404,280	$ 90,323
Fidelity Asset Manager 85%
Class A	.00%	.25%	$ 14,323	$ 1,203
Class T	.25%	.25%	8,050	9
Class B	.75%	.25%	9,855	7,396
Class C	.75%	.25%	18,949	7,380
			$ 51,177	$ 15,988

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Asset Manager 20%	Retained by FDC
Class A	$ 4,772
Class T	1,170
Class B*	2,976
Class C*	1,068
$ 9,986
Fidelity Asset Manager 30%
Class A	$ 2,133
Class T	930
Class B*	103
Class C*	69
$ 3,235
Fidelity Asset Manager 40%
Class A	$ 1,692
Class T	986
Class C*	133
$ 2,811
Fidelity Asset Manager 50%
Class A	$ 5,864
Class T	994
Class B*	3,114
Class C*	2,623
$ 12,595
Fidelity Asset Manager 60%
Class A	$ 4,781
Class T	1,225
Class B*	466
Class C*	584
$ 7,056
Fidelity Asset Manager 70%
Class A	$ 11,421
Class T	4,390
Class B*	31,401
Class C*	1,248
$ 48,460
Fidelity Asset Manager 85%
Class A	$ 9,592
Class T	1,334
Class B*	3,382
Class C *	842
$ 15,150

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Fidelity Asset Manager 20%
Class A	$ 8,756.19
Class T	4,187.17
Class B	2,378.24
Class C	3,692.20
Asset Manager 20%	1,056,519.11
Institutional Class	916.10
	$ 1,076,448
Fidelity Asset Manager 30%
Class A	$ 1,298.19
Class T	913.18
Class B	475.20
Class C	1,119.17
Asset Manager 30%	14,873.12
Institutional Class	255.13
	$ 18,933
Fidelity Asset Manager 40%
Class A	$ 3,020.15
Class T	1,185.14
Class B	666.12
Class C	813.14
Asset Manager 40%	8,023.13
Institutional Class	546.10
	$ 14,253
Fidelity Asset Manager 50%
Class A	$ 12,937.27
Class T	6,287.27
Class B	2,706.32
Class C	6,042.30
Asset Manager 50%	5,919,789.24
Institutional Class	805.16
	$ 5,948,566
Fidelity Asset Manager 60%
Class A	$ 4,814.31
Class T	2,535.29
Class B	1,424.30
Class C	1,821.27
Asset Manager 60%	20,210.26
Institutional Class	569.19
	$ 31,373

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Fidelity Asset Manager 70%
Class A	$ 106,055.31
Class T	60,187.32
Class B	25,863.31
Class C	42,775.31
Asset Manager 70%	2,303,404.27
Institutional Class	30,433.30
	$ 2,568,717
Fidelity Asset Manager 85%
Class A	$ 17,739.31
Class T	5,098.32
Class B	3,136.32
Class C	6,031.32
Asset Manager 85%	509,822.31
Institutional Class	629.17
	$ 542,455

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Asset Manager 50%	Borrower	$ 11,798,692.31%		$ 1,327

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Asset Manager 20%	$ 6,175
Fidelity Asset Manager 30%	94
Fidelity Asset Manager 40%	63
Fidelity Asset Manager 50%	16,717
Fidelity Asset Manager 60%	72
Fidelity Asset Manager 70%	6,270
Fidelity Asset Manager 85%	1,174

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Fidelity Asset Manager 20%
Class A	.90%	$ 224
Class B	1.65%	529
Class C	1.65%	250
Fidelity Asset Manager 30%
Class A	.90%	2,607
Class T	1.15%	2,036
Class B	1.65%	955
Class C	1.65%	2,548
Asset Manager 30%	.65%	40,873
Institutional Class	.65%	794
Fidelity Asset Manager 40%
Class A	.90%	8,736
Class T	1.15%	4,571
Class B	1.65%	3,056
Class C	1.65%	3,285
Asset Manager 40%	.65%	30,791
Institutional Class	.65%	2,833
Fidelity Asset Manager 50%
Class B	1.85%	113
Class C	1.85%	81
Fidelity Asset Manager 60%
Class A	1.10%	8,821
Class T	1.35%	5,194
Class B	1.85%	2,765
Class C	1.85%	3,723
Asset Manager 60%	.85%	42,939
Institutional Class	.85%	1,428

FMR voluntarily agreed to reimburse a portion of certain class' operating expenses. During the period, this reimbursement reduced these class' expenses as noted in the table below.

Reimbursement from adviser
Asset Manager 70%	$ 57,925

Many of the brokers with whom FMR places trades on behalf of certain Funds and certain Equity Central Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction	Transfer Agent expense reduction
Fidelity Asset Manager 20%	$ 8,964	$ 4	$ -
Fidelity Asset Manager 30%	214	-	-
Fidelity Asset Manager 40%	249	-	-
Fidelity Asset Manager 50%	94,094	-	-
Institutional Class	-	-	1
Fidelity Asset Manager 60%	577	-	-
Fidelity Asset Manager 70%	56,371	-	-
Institutional Class	-	-	17
Fidelity Asset Manager 85%	13,499	-	-

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2009	Year ended September 30, 2008
Fidelity Asset Manager 20%
From net investment income
Class A	$ 180,147	$ 217,282
Class T	88,049	139,471
Class B	31,323	38,980
Class C	58,952	66,883
Asset Manager 20%	40,691,242	90,572,886
Institutional Class	38,102	68,611
Total	$ 41,087,815	$ 91,104,113
From net realized gain
Class A	$ -	$ 111,897
Class T	-	88,892
Class B	-	24,291
Class C	-	35,012
Asset Manager 20%	-	49,278,678
Institutional Class	-	37,626
Total	$ -	$ 49,576,396
Fidelity Asset Manager 30% A
From net investment income
Class A	$ 22,276	$ 15,489
Class T	15,747	9,224
Class B	5,979	3,594
Class C	17,428	12,880
Asset Manager 30%	446,811	550,353
Institutional Class	6,585	3,693
Total	$ 514,826	$ 595,233
Fidelity Asset Manager 40% A
From net investment income
Class A	$ 35,278	$ 27,725
Class T	21,779	24,685
Class B	11,980	15,306
Class C	12,606	15,599
Asset Manager 40%	171,927	119,397
Institutional Class	18,120	25,655
Total	$ 271,690	$ 228,367
Fidelity Asset Manager 50%
From net investment income
Class A	$ 175,095	$ 185,719
Class T	82,261	112,972
Class B	24,744	29,127
Class C	55,455	67,942
Asset Manager 50%	105,195,748	239,444,582
Institutional Class	12,368	26,633
Total	$ 105,545,671	$ 239,866,975
From net realized gain
Class A	$ 8,976	$ 359,333
Class T	4,405	290,067
Class B	1,523	98,729
Class C	3,756	225,372
Asset Manager 50%	4,641,464	555,465,189
Institutional Class	794	71,038
Total	$ 4,660,918	$ 556,509,728

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders - continued

	Six months ended March 31, 2009	Year ended September 30, 2008
Fidelity Asset Manager 60% A
From net investment income
Class A	$ 47,042	$ 7,307
Class T	27,701	2,841
Class B	7,436	1,840
Class C	11,096	1,840
Asset Manager 60%	284,188	18,398
Institutional Class	10,417	4,475
Total	$ 387,880	$ 36,701
Fidelity Asset Manager 70%
From net investment income
Class A	$ 1,931,219	$ -B
Class T	1,065,950	-B
Class B	447,034	-B
Class C	727,522	-B
Asset Manager 70%	49,684,258	72,024,349
Institutional Class	583,810	-B
Total	$ 54,439,793	$ 72,024,349
From net realized gain
Asset Manager 70%	$ -	$ 3,513,384
Fidelity Asset Manager 85%
From net investment income
Class A	$ 236,401	$ 150,986
Class T	60,047	34,666
Class B	22,565	23,020
Class C	40,556	54,595
Asset Manager 85%	7,078,878	9,096,274
Institutional Class	16,915	3,940
Total	$ 7,455,362	$ 9,363,481
From net realized gain
Class A	$ -	$ 20,022
Class T	-	5,093
Class B	-	4,288
Class C	-	9,298
Asset Manager 85%	-	1,185,614
Institutional Class	-	488
Total	$ -	$ 1,224,803

A For the period October 9, 2007 (commencement of operations) to September 30, 2008.

B For the period September 23, 2008 (commencement of shares) to September 30, 2008.

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2009	Year ended September 30, 2008	Six months ended March 31, 2009	Year ended September 30, 2008
Fidelity Asset Manager 20%
Class A
Shares sold	634,581	723,971	$ 6,525,830	$ 8,907,277
Reinvestment of distributions	15,025	20,064	156,054	246,151
Shares redeemed	(270,144)	(301,654)	(2,767,617)	(3,651,098)
Net increase (decrease)	379,462	442,381	$ 3,914,267	$ 5,502,330
Class T
Shares sold	288,151	207,033	$ 2,927,194	$ 2,528,153
Reinvestment of distributions	7,696	16,854	80,062	207,671
Shares redeemed	(95,656)	(97,145)	(1,000,282)	(1,189,971)
Net increase (decrease)	200,191	126,742	$ 2,006,974	$ 1,545,853
Class B
Shares sold	93,326	148,755	$ 965,326	$ 1,806,819
Reinvestment of distributions	2,446	4,541	25,538	55,799
Shares redeemed	(70,967)	(55,802)	(728,464)	(672,403)
Net increase (decrease)	24,805	97,494	$ 262,400	$ 1,190,215
Class C
Shares sold	264,521	269,755	$ 2,680,057	$ 3,257,302
Reinvestment of distributions	4,322	5,896	45,081	72,166
Shares redeemed	(80,815)	(83,185)	(829,550)	(1,003,632)
Net increase (decrease)	188,028	192,466	$ 1,895,588	$ 2,325,836
Asset Manager 20%
Shares sold	22,888,116	58,898,445	$ 236,122,367	$ 723,714,675
Reinvestment of distributions	3,719,483	10,897,714	38,964,766	134,543,532
Shares redeemed	(52,756,566)	(64,781,528)	(545,872,295)	(791,199,186)
Net increase (decrease)	(26,148,967)	5,014,631	$ (270,785,162)	$ 67,059,021
Institutional Class
Shares sold	110,285	180,834	$ 1,138,837	$ 2,308,608
Reinvestment of distributions	3,359	8,001	34,957	98,769
Shares redeemed	(33,409)	(56,367)	(345,814)	(687,919)
Net increase (decrease)	80,235	132,468	$ 827,980	$ 1,719,458
Fidelity Asset Manager 30% A
Class A
Shares sold	127,921	144,653	$ 974,471	$ 1,379,463
Reinvestment of distributions	2,359	1,332	18,271	12,471
Shares redeemed	(61,766)	(12,117)	(455,534)	(111,408)
Net increase (decrease)	68,514	133,868	$ 537,208	$ 1,280,526
Class T
Shares sold	48,526	133,157	$ 367,568	$ 1,249,065
Reinvestment of distributions	1,999	983	15,603	9,168
Shares redeemed	(38,976)	(10,072)	(291,284)	(93,877)
Net increase (decrease)	11,549	124,068	$ 91,887	$ 1,164,356
Class B
Shares sold	41,142	55,559	$ 308,567	$ 524,350
Reinvestment of distributions	755	382	5,907	3,594
Shares redeemed	(39,424)	(392)	(297,022)	(3,644)
Net increase (decrease)	2,473	55,549	$ 17,452	$ 524,300
Class C
Shares sold	49,420	186,960	$ 377,832	$ 1,749,175
Reinvestment of distributions	2,113	1,370	16,575	12,797
Shares redeemed	(40,980)	(15,226)	(310,059)	(143,734)
Net increase (decrease)	10,553	173,104	$ 84,348	$ 1,618,238

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2009	Year ended September 30, 2008	Six months ended March 31, 2009	Year ended September 30, 2008
Asset Manager 30%
Shares sold	2,935,116	5,359,391	$ 22,370,855	$ 50,914,907
Reinvestment of distributions	55,884	56,102	434,649	525,162
Shares redeemed	(1,859,651)	(2,411,599)	(14,190,414)	(22,329,751)
Net increase (decrease)	1,131,349	3,003,894	$ 8,615,090	$ 29,110,318
Institutional Class
Shares sold	52,253	23,759	$ 406,925	$ 231,444
Reinvestment of distributions	857	391	6,585	3,693
Shares redeemed	(22,657)	-	(173,786)	-
Net increase (decrease)	30,453	24,150	$ 239,724	$ 235,137
Fidelity Asset Manager 40% A
Class A
Shares sold	792,778	250,703	$ 5,666,470	$ 2,436,280
Reinvestment of distributions	4,500	2,933	33,985	27,298
Shares redeemed	(337,797)	(12,251)	(2,416,086)	(109,719)
Net increase (decrease)	459,481	241,385	$ 3,284,369	$ 2,353,859
Class T
Shares sold	78,358	227,454	$ 563,760	$ 2,214,040
Reinvestment of distributions	2,828	2,641	21,689	24,648
Shares redeemed	(62,518)	(11,458)	(440,919)	(102,562)
Net increase (decrease)	18,668	218,637	$ 144,530	$ 2,136,126
Class B
Shares sold	20,387	164,587	$ 146,811	$ 1,626,346
Reinvestment of distributions	1,500	1,632	11,541	15,307
Shares redeemed	(48,760)	(2,203)	(344,255)	(19,407)
Net increase (decrease)	(26,873)	164,016	$ (185,903)	$ 1,622,246
Class C
Shares sold	32,773	185,184	$ 233,930	$ 1,826,153
Reinvestment of distributions	1,615	1,654	12,390	15,523
Shares redeemed	(46,404)	(22,232)	(327,789)	(200,684)
Net increase (decrease)	(12,016)	164,606	$ (81,469)	$ 1,640,992
Asset Manager 40%
Shares sold	1,446,502	1,762,049	$ 10,403,133	$ 16,509,845
Reinvestment of distributions	22,213	12,657	169,291	116,657
Shares redeemed	(696,984)	(477,589)	(4,961,223)	(4,363,370)
Net increase (decrease)	771,731	1,297,117	$ 5,611,201	$ 12,263,132
Institutional Class
Shares sold	361	156,120	$ 2,628	$ 1,556,663
Reinvestment of distributions	2,356	2,743	18,120	25,655
Shares redeemed	(36,331)	-	(256,342)	-
Net increase (decrease)	(33,614)	158,863	$ (235,594)	$ 1,582,318
Fidelity Asset Manager 50%
Class A
Shares sold	349,204	701,937	$ 3,707,252	$ 10,522,398
Reinvestment of distributions	14,959	34,512	171,904	528,926
Shares redeemed	(185,402)	(176,302)	(1,942,416)	(2,573,190)
Net increase (decrease)	178,761	560,147	$ 1,936,740	$ 8,478,134
Class T
Shares sold	153,716	321,333	$ 1,619,296	$ 4,828,159
Reinvestment of distributions	6,930	25,741	79,767	396,949
Shares redeemed	(113,333)	(108,476)	(1,219,716)	(1,580,570)
Net increase (decrease)	47,313	238,598	$ 479,347	$ 3,644,538

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2009	Year ended September 30, 2008	Six months ended March 31, 2009	Year ended September 30, 2008
Fidelity Asset Manager 50%
Class B
Shares sold	71,940	140,799	$ 760,357	$ 2,118,896
Reinvestment of distributions	1,995	6,699	23,053	103,082
Shares redeemed	(49,296)	(45,273)	(523,525)	(662,500)
Net increase (decrease)	24,639	102,225	$ 259,885	$ 1,559,478
Class C
Shares sold	153,896	230,335	$ 1,654,077	$ 3,467,980
Reinvestment of distributions	3,317	14,272	37,940	220,179
Shares redeemed	(101,220)	(78,688)	(1,057,520)	(1,165,992)
Net increase (decrease)	55,993	165,919	$ 634,497	$ 2,522,167
Asset Manager 50%
Shares sold	14,160,873	28,976,509	$ 151,563,072	$ 439,124,893
Reinvestment of distributions	9,190,561	49,866,308	106,276,520	772,727,250
Shares redeemed	(61,823,348)	(116,862,705)	(660,314,141)	(1,770,033,572)
Net increase (decrease)	(38,471,914)	(38,019,888)	$ (402,474,549)	$ (558,181,429)
Institutional Class
Shares sold	120,324	64,415	$ 1,295,621	$ 1,084,439
Reinvestment of distributions	1,174	6,272	13,162	97,072
Shares redeemed	(5,843)	(45,377)	(61,098)	(667,764)
Net increase (decrease)	115,655	25,310	$ 1,247,685	$ 513,747
Fidelity Asset Manager 60% A
Class A
Shares sold	302,878	508,064	$ 1,952,117	$ 4,661,791
Reinvestment of distributions	7,097	761	46,058	7,307
Shares redeemed	(144,277)	(114,471)	(923,187)	(1,028,696)
Net increase (decrease)	165,698	394,354	$ 1,074,988	$ 3,640,402
Class T
Shares sold	256,414	186,969	$ 1,673,445	$ 1,747,896
Reinvestment of distributions	3,579	283	23,192	2,720
Shares redeemed	(120,035)	(32,399)	(764,230)	(277,952)
Net increase (decrease)	139,958	154,853	$ 932,407	$ 1,472,664
Class B
Shares sold	55,125	138,223	$ 356,188	$ 1,314,613
Reinvestment of distributions	1,109	192	7,209	1,840
Shares redeemed	(41,689)	(2,557)	(262,179)	(22,565)
Net increase (decrease)	14,545	135,858	$ 101,218	$ 1,293,888
Class C
Shares sold	54,323	210,884	$ 351,834	$ 1,970,860
Reinvestment of distributions	1,710	192	11,096	1,840
Shares redeemed	(71,554)	(3,246)	(451,839)	(27,889)
Net increase (decrease)	(15,521)	207,830	$ (88,909)	$ 1,944,811
Asset Manager 60%
Shares sold	2,083,610	3,150,368	$ 13,537,015	$ 28,160,474
Reinvestment of distributions	42,505	1,882	275,857	18,064
Shares redeemed	(2,071,535)	(362,700)	(13,763,948)	(3,178,965)
Net increase (decrease)	54,580	2,789,550	$ 48,924	$ 24,999,573
Institutional Class
Shares sold	300	99,914	$ 1,918	$ 989,544
Reinvestment of distributions	1,605	466	10,417	4,475
Shares redeemed	(24,045)	(916)	(152,405)	(7,979)
Net increase (decrease)	(22,140)	99,464	$ (140,070)	$ 986,040

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2009	Year ended September 30, 2008	Six months ended March 31, 2009	Year ended September 30, 2008
Fidelity Asset Manager 70%
Class A B
Shares sold	1,089,558	20,467	$ 11,515,611	$ 370,778
Issued in exchange for shares of Fidelity Advisor Asset Manager 70%	-	6,533,497	-	92,514,323
Reinvestment of distributions	173,733	-	1,832,882	-
Shares redeemed	(1,552,765)	(17,859)	(16,488,564)	(315,305)
Net increase (decrease)	(289,474)	6,536,105	$ (3,140,071)	$ 92,569,796
Class T B
Shares sold	281,560	5,194	$ 2,982,418	$ 138,458
Issued in exchange for shares of Fidelity Advisor Asset Manager 70%	-	3,860,173	-	54,660,040
Reinvestment of distributions	97,734	-	1,031,094	-
Shares redeemed	(851,162)	(12,767)	(9,148,341)	(237,608)
Net increase (decrease)	(471,868)	3,852,600	$ (5,134,829)	$ 54,560,890
Class B B
Shares sold	99,786	8,599	$ 1,065,028	$ 132,691
Issued in exchange for shares of Fidelity Advisor Asset Manager 70%	-	1,725,798	-	24,437,297
Reinvestment of distributions	39,046	-	411,939	-
Shares redeemed	(439,084)	(7,056)	(4,572,209)	(105,755)
Net increase (decrease)	(300,252)	1,727,341	$ (3,095,242)	$ 24,464,233
Class C B
Shares sold	154,462	2,918	$ 1,656,662	$ 217,647
Issued in exchange for shares of Fidelity Advisor Asset Manager 70%	-	2,780,313	-	39,369,233
Reinvestment of distributions	60,708	-	640,464	-
Shares redeemed	(520,050)	(10,650)	(5,519,344)	(326,514)
Net increase (decrease)	(304,880)	2,772,581	$ (3,222,218)	$ 39,260,366
Asset Manager 70%
Shares sold	6,806,914	12,436,796	$ 72,213,552	$ 201,255,406
Reinvestment of distributions	4,628,030	4,363,853	48,825,720	74,272,772
Shares redeemed	(18,834,758)	(33,660,002)	(200,018,713)	(549,568,450)
Net increase (decrease)	(7,399,814)	(16,859,353)	$ (78,979,441)	$ (274,040,272)
Institutional Class B
Shares sold	187,268	10,330	$ 2,020,764	$ 152,572
Issued in exchange for shares of Fidelity Advisor Asset Manager 70%	-	1,881,221	-	26,638,086
Reinvestment of distributions	55,050	-	580,778	-
Shares redeemed	(205,454)	(3,734)	(2,167,758)	(57,654)
Net increase (decrease)	36,864	1,887,817	$ 433,784	$ 26,733,004
Fidelity Asset Manager 85%
Class A
Shares sold	575,378	881,000	$ 4,699,493	$ 11,708,813
Reinvestment of distributions	27,818	11,613	230,607	164,450
Shares redeemed	(145,761)	(212,398)	(1,192,418)	(2,755,503)
Net increase (decrease)	457,435	680,215	$ 3,737,682	$ 9,117,760
Class T
Shares sold	106,204	302,865	$ 865,764	$ 3,973,155
Reinvestment of distributions	6,419	2,802	53,147	39,626
Shares redeemed	(75,736)	(52,286)	(611,229)	(680,328)
Net increase (decrease)	36,887	253,381	$ 307,682	$ 3,332,453
Class B
Shares sold	73,022	152,342	$ 591,493	$ 2,031,969
Reinvestment of distributions	2,567	1,841	21,255	26,000
Shares redeemed	(59,412)	(39,226)	(472,411)	(510,836)
Net increase (decrease)	16,177	114,957	$ 140,337	$ 1,547,133
Class C
Shares sold	144,824	329,559	$ 1,158,465	$ 4,362,588
Reinvestment of distributions	3,717	3,034	30,743	42,720
Shares redeemed	(115,976)	(86,632)	(946,075)	(1,115,724)
Net increase (decrease)	32,565	245,961	$ 243,133	$ 3,289,584

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2009	Year ended September 30, 2008	Six months ended March 31, 2009	Year ended September 30, 2008
Asset Manager 85%
Shares sold	5,371,041	11,096,127	$ 44,712,229	$ 149,870,831
Reinvestment of distributions	831,961	709,187	6,921,914	10,063,914
Shares redeemed	(6,815,743)	(10,707,014)	(56,893,825)	(142,112,234)
Net increase (decrease)	(612,741)	1,098,300	$ (5,259,682)	$ 17,822,511
Institutional Class
Shares sold	77,043	62,723	$ 619,474	$ 834,204
Reinvestment of distributions	1,865	180	15,502	2,553
Shares redeemed	(27,085)	(13,803)	(214,182)	(173,778)
Net increase (decrease)	51,823	49,100	$ 420,794	$ 662,979

A For the period October 9, 2007 (commencement of operations) to September 30, 2008.

B For the period September 23, 2008 (commencement of operations) to September 30, 2008.

11. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Fund	Affiliated %
Fidelity Asset Manager 40%	29%

12. Merger Information.

On September 26, 2008, Fidelity Asset Manager 70% acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Asset Manager 70% Fund pursuant to an agreement and plan of reorganization approved by the Board of Trustees on May 15, 2008. The acquisition was accomplished by an exchange of 6,533,497, 3,860,173, 1,725,798, 2,780,313 and 1,881,221 shares of Class A, Class T, Class B, Class C and Institutional Class of the Fund, respectively, for 9,324,617, 5,534,757, 2,486,431, 4,011,919, and 2,679,998 shares then outstanding of Class A, Class T, Class B, Class C and Institutional Class (valued at $9.92, $9.88, $9.83, $9.81, and $9.94, per share for Class A, Class T, Class B, Class C and Institutional Class, respectively) of the Fidelity Advisor Asset Manager 70% Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Fidelity Advisor Asset Manager 70% Fund's net assets, including $21,261,054 of unrealized depreciation, were combined with the Fund's net assets of $2,365,472,024 for total net assets after the acquisition of $2,603,091,003.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AAR-USAN-0509
1.878291.100

Fidelity Advisor Asset Manager® Funds -
20%, 30%, 40%, 50%, 60%, 70%, 85% -
Institutional Class

Semiannual Report

March 31, 2009

Each Institutional Class is a class
of Fidelity Asset Manager® Funds

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	3	Ned Johnson's message to shareholders.
Shareholder Expense Example	4	An example of shareholder expenses.
Advisor Asset Manager 20%	8 9 10 12	Investment Changes Investment Summary Investments Financial Statements
Advisor Asset Manager 30%	17 18 19 21	Investment Changes Investment Summary Investments Financial Statements
Advisor Asset Manager 40%	26 27 28 30	Investment Changes Investment Summary Investments Financial Statements
Advisor Asset Manager 50%	35 36 37 40	Investment Changes Investment Summary Investments Financial Statements
Advisor Asset Manager 60%	45 46 47 50	Investment Changes Investment Summary Investments Financial Statements
Advisor Asset Manager 70%	55 56 57 60	Investment Changes Investment Summary Investments Financial Statements
Advisor Asset Manager 85%	65 66 67 70	Investment Changes Investment Summary Investments Financial Statements
Notes	75	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

The Funds invest in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Funds, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Funds presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Funds also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Funds' annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2008 to March 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During Period* October 1, 2008 to March 31, 2009
Fidelity Asset Manager 20%
Class A	.90%
Actual		$ 1,000.00	$ 920.00	$ 4.31
HypotheticalA		$ 1,000.00	$ 1,020.44	$ 4.53
Class T	1.14%
Actual		$ 1,000.00	$ 919.60	$ 5.46
HypotheticalA		$ 1,000.00	$ 1,019.25	$ 5.74
Class B	1.65%
Actual		$ 1,000.00	$ 916.30	$ 7.88
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.30
Class C	1.65%
Actual		$ 1,000.00	$ 916.50	$ 7.88
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.30
Asset Manager 20%	.58%
Actual		$ 1,000.00	$ 921.50	$ 2.78
HypotheticalA		$ 1,000.00	$ 1,022.04	$ 2.92
Institutional Class	.56%
Actual		$ 1,000.00	$ 922.30	$ 2.68
HypotheticalA		$ 1,000.00	$ 1,022.14	$ 2.82
	Annualized Expense Ratio	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During Period* October 1, 2008 to March 31, 2009
Fidelity Asset Manager 30%
Class A	.90%
Actual		$ 1,000.00	$ 886.40	$ 4.23
HypotheticalA		$ 1,000.00	$ 1,020.44	$ 4.53
Class T	1.15%
Actual		$ 1,000.00	$ 886.20	$ 5.41
HypotheticalA		$ 1,000.00	$ 1,019.20	$ 5.79
Class B	1.65%
Actual		$ 1,000.00	$ 884.20	$ 7.75
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.30
Class C	1.65%
Actual		$ 1,000.00	$ 883.90	$ 7.75
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.30
Asset Manager 30%	.65%
Actual		$ 1,000.00	$ 888.60	$ 3.06
HypotheticalA		$ 1,000.00	$ 1,021.69	$ 3.28
Institutional Class	.65%
Actual		$ 1,000.00	$ 888.60	$ 3.06
HypotheticalA		$ 1,000.00	$ 1,021.69	$ 3.28
Fidelity Asset Manager 40%
Class A	.90%
Actual		$ 1,000.00	$ 855.50	$ 4.16
HypotheticalA		$ 1,000.00	$ 1,020.44	$ 4.53
Class T	1.15%
Actual		$ 1,000.00	$ 855.20	$ 5.32
HypotheticalA		$ 1,000.00	$ 1,019.20	$ 5.79
Class B	1.65%
Actual		$ 1,000.00	$ 853.70	$ 7.63
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.30
Class C	1.65%
Actual		$ 1,000.00	$ 852.70	$ 7.62
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.30
Asset Manager 40%	.65%
Actual		$ 1,000.00	$ 856.60	$ 3.01
HypotheticalA		$ 1,000.00	$ 1,021.69	$ 3.28
Institutional Class	.65%
Actual		$ 1,000.00	$ 856.60	$ 3.01
HypotheticalA		$ 1,000.00	$ 1,021.69	$ 3.28
Fidelity Asset Manager 50%
Class A	1.07%
Actual		$ 1,000.00	$ 830.70	$ 4.88
HypotheticalA		$ 1,000.00	$ 1,019.60	$ 5.39
Class T	1.32%
Actual		$ 1,000.00	$ 829.60	$ 6.02
HypotheticalA		$ 1,000.00	$ 1,018.35	$ 6.64
Class B	1.85%
Actual		$ 1,000.00	$ 827.40	$ 8.43
HypotheticalA		$ 1,000.00	$ 1,015.71	$ 9.30
	Annualized Expense Ratio	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During Period* October 1, 2008 to March 31, 2009
Class C	1.85%
Actual		$ 1,000.00	$ 827.50	$ 8.43
HypotheticalA		$ 1,000.00	$ 1,015.71	$ 9.30
Asset Manager 50%	.79%
Actual		$ 1,000.00	$ 832.10	$ 3.61
HypotheticalA		$ 1,000.00	$ 1,020.99	$ 3.98
Institutional Class	.71%
Actual		$ 1,000.00	$ 831.70	$ 3.24
HypotheticalA		$ 1,000.00	$ 1,021.39	$ 3.58
Fidelity Asset Manager 60%
Class A	1.10%
Actual		$ 1,000.00	$ 811.50	$ 4.97
HypotheticalA		$ 1,000.00	$ 1,019.45	$ 5.54
Class T	1.35%
Actual		$ 1,000.00	$ 810.10	$ 6.09
HypotheticalA		$ 1,000.00	$ 1,018.20	$ 6.79
Class B	1.85%
Actual		$ 1,000.00	$ 808.80	$ 8.34
HypotheticalA		$ 1,000.00	$ 1,015.71	$ 9.30
Class C	1.85%
Actual		$ 1,000.00	$ 807.90	$ 8.34
HypotheticalA		$ 1,000.00	$ 1,015.71	$ 9.30
Asset Manager 60%	.85%
Actual		$ 1,000.00	$ 812.10	$ 3.84
HypotheticalA		$ 1,000.00	$ 1,020.69	$ 4.28
Institutional Class	.85%
Actual		$ 1,000.00	$ 812.10	$ 3.84
HypotheticalA		$ 1,000.00	$ 1,020.69	$ 4.28
Fidelity Asset Manager 70%
Class A	1.20%
Actual		$ 1,000.00	$ 773.40	$ 5.31
HypotheticalA		$ 1,000.00	$ 1,018.95	$ 6.04
Class T	1.46%
Actual		$ 1,000.00	$ 772.80	$ 6.45
HypotheticalA		$ 1,000.00	$ 1,017.65	$ 7.34
Class B	1.95%
Actual		$ 1,000.00	$ 770.20	$ 8.61
HypotheticalA		$ 1,000.00	$ 1,015.21	$ 9.80
Class C	1.95%
Actual		$ 1,000.00	$ 770.30	$ 8.61
HypotheticalA		$ 1,000.00	$ 1,015.21	$ 9.80
Asset Manager 70%	.90%
Actual		$ 1,000.00	$ 774.80	$ 3.98
HypotheticalA		$ 1,000.00	$ 1,020.44	$ 4.53
Institutional Class	.93%
Actual		$ 1,000.00	$ 774.70	$ 4.11
HypotheticalA		$ 1,000.00	$ 1,020.29	$ 4.68
	Annualized Expense Ratio	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During Period* October 1, 2008 to March 31, 2009
Fidelity Asset Manager 85%
Class A	1.21%
Actual		$ 1,000.00	$ 739.80	$ 5.25
HypotheticalA		$ 1,000.00	$ 1,018.90	$ 6.09
Class T	1.47%
Actual		$ 1,000.00	$ 738.30	$ 6.37
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.39
Class B	1.97%
Actual		$ 1,000.00	$ 736.90	$ 8.53
HypotheticalA		$ 1,000.00	$ 1,015.11	$ 9.90
Class C	1.97%
Actual		$ 1,000.00	$ 736.90	$ 8.53
HypotheticalA		$ 1,000.00	$ 1,015.11	$ 9.90
Asset Manager 85%	.97%
Actual		$ 1,000.00	$ 740.30	$ 4.21
HypotheticalA		$ 1,000.00	$ 1,020.09	$ 4.89
Institutional Class	.83%
Actual		$ 1,000.00	$ 740.60	$ 3.60
HypotheticalA		$ 1,000.00	$ 1,020.79	$ 4.18

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Funds annualized expense ratio.

In addition to the expenses noted above, the Funds also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than ..01% to .10%.

Semiannual Report

Fidelity Asset Manager 20%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.
Top Five Bond Issuers as of March 31, 2009
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	15.6	17.8
U.S. Treasury Obligations	6.4	2.8
Government National Mortgage Association	2.6	2.5
Freddie Mac	2.6	6.6
Simon Property Group LP	0.7	0.5
	27.9
Quality Diversification (% of fund's net assets)
As of March 31, 2009	As of September 30, 2008
U.S. Government and U.S. Government Agency Obligations 27.6%	U.S. Government and U.S. Government Agency Obligations 30.0%
AAA,AA,A 13.3%	AAA,AA,A 14.1%
BBB 10.0%	BBB 10.2%
BB and Below 7.1%	BB and Below 5.2%
Not Rated 0.3%	Not Rated 0.7%
Equities 19.4%	Equities 20.1%
Short-Term Investments and Net Other Assets 22.3%	Short-Term Investments and Net Other Assets 19.7%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of March 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Procter & Gamble Co.	0.3	0.3
Hewlett-Packard Co.	0.3	0.0
The Coca-Cola Co.	0.2	0.2
QUALCOMM, Inc.	0.2	0.1
PepsiCo, Inc.	0.2	0.2
	1.2
Asset Allocation (% of fund's net assets)
As of March 31, 2009	As of September 30, 2008
Stock class and Equity Futures 19.4%	Stock class and Equity Futures 19.8%
Bond class 56.6%	Bond class 59.3%
Short-Term class 24.0%	Short-Term class 20.9%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 20%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2009
% of fund's net assets
Equity Central Funds
Fidelity Information Technology Central Fund	3.4
Fidelity Health Care Central Fund	2.9
Fidelity Financials Central Fund	2.4
Fidelity Consumer Staples Central Fund	2.2
Fidelity Industrials Central Fund	2.2
Fidelity Consumer Discretionary Central Fund	2.1
Fidelity Energy Central Fund	2.1
Fidelity Materials Central Fund	0.8
Fidelity Utilities Central Fund	0.8
Fidelity Telecom Services Central Fund	0.8
Total Equity Central Funds	19.7
Fixed-Income Central Funds
Investment Grade Fixed-Income Funds	51.5
High Yield Fixed-Income Funds	5.9
Total Fixed-Income Central Funds	57.4
Money Market Central Funds	22.9
Net Other Assets	0.0
Total	100.0
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds was 7.7% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 20%

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 19.7%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	555,344	$ 38,146,543
Fidelity Consumer Staples Central Fund (b)	449,134	39,860,616
Fidelity Energy Central Fund (b)	568,512	37,999,327
Fidelity Financials Central Fund (b)	1,235,130	43,723,611
Fidelity Health Care Central Fund (b)	650,520	52,249,765
Fidelity Industrials Central Fund (b)	595,654	39,753,928
Fidelity Information Technology Central Fund (b)	815,426	61,898,958
Fidelity Materials Central Fund (b)	182,000	14,463,525
Fidelity Telecom Services Central Fund (b)	173,749	13,333,527
Fidelity Utilities Central Fund (b)	197,092	14,433,081
TOTAL EQUITY CENTRAL FUNDS (Cost $534,679,824)		355,862,881
Fixed-Income Central Funds - 57.4%

High Yield Fixed-Income Funds - 5.9%
Fidelity Floating Rate Central Fund (b)	483,395	34,383,920
Fidelity High Income Central Fund 1 (b)	973,943	70,951,768
TOTAL HIGH YIELD FIXED-INCOME FUNDS		105,335,688
Investment Grade Fixed-Income Funds - 51.5%
Fidelity Tactical Income Central Fund (b)	10,893,466	929,757,354
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,189,389,066)		1,035,093,042
Money Market Central Funds - 22.9%
	Shares	Value
Fidelity Cash Central Fund, 0.52% (a)	44,402,634	$ 44,402,634
Fidelity Money Market Central Fund, 1.36% (a)	368,550,134	368,550,134
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $412,952,768)		412,952,768
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,137,021,658)		1,803,908,691
NET OTHER ASSETS - 0.0%		295,868
NET ASSETS - 100%		$ 1,804,204,559
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,089,060
Fidelity Consumer Discretionary Central Fund	389,235
Fidelity Consumer Staples Central Fund	544,305
Fidelity Energy Central Fund	230,957
Fidelity Financials Central Fund	956,208
Fidelity Floating Rate Central Fund	1,754,280
Fidelity Health Care Central Fund	436,389
Fidelity High Income Central Fund 1	2,979,686
Fidelity Industrials Central Fund	509,019
Fidelity Information Technology Central Fund	258,045
Fidelity Materials Central Fund	155,926
Fidelity Money Market Central Fund	3,261,520
Fidelity Tactical Income Central Fund	27,515,544
Fidelity Telecom Services Central Fund	117,956
Fidelity Utilities Central Fund	275,962
Total	$ 40,474,092
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non-Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 42,899,299	$ 7,265,900	$ 10,798	$ 38,146,543	9.1%
Fidelity Consumer Staples Central Fund	43,280,780	7,633,292	12,756	39,860,616	9.1%
Fidelity Energy Central Fund	45,971,670	13,225,094	14,121	37,999,327	9.1%
Fidelity Financials Central Fund	67,032,602	12,398,420	13,883	43,723,611	9.1%
Fidelity Floating Rate Central Fund	67,675,508	1,874,821	23,524,293	34,383,920	1.5%
Fidelity Health Care Central Fund	54,027,771	9,643,693	16,199	52,249,765	9.1%
Fidelity High Income Central Fund 1	42,245,646	35,297,735	22,546	70,951,768	18.3%
Fidelity Industrials Central Fund	50,521,309	10,325,003	11,688	39,753,928	9.1%
Fidelity Information Technology Central Fund	62,956,141	14,716,218	20,232	61,898,958	9.1%
Fidelity Materials Central Fund	15,341,018	3,826,189	4,153	14,463,525	9.1%
Fidelity Tactical Income Central Fund	1,082,230,662	30,813,422	131,979,576	929,757,354	27.6%
Fidelity Telecom Services Central Fund	12,667,166	2,519,581	4,094	13,333,527	9.1%
Fidelity Utilities Central Fund	15,447,872	2,654,415	4,806	14,433,081	9.1%
Total	$ 1,602,297,444	$ 152,193,783	$ 155,639,145	$ 1,390,955,923
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,803,908,691	$ 1,803,908,691	$ -	$ -
Income Tax Information
The fund intends to elect to defer to its fiscal year ending September 30, 2009 approximately $69,973,438 of losses recognized during the period November 1, 2007 to September 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 20%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009 (Unaudited)

Assets
Investments in securities, at value (cost $2,137,021,658) - See accompanying schedule:		$ 1,803,908,691
Cash		15,906
Receivable for investments sold		454,407
Receivable for fund shares sold		1,698,584
Distributions receivable from Fidelity Central Funds		6,363,508
Prepaid expenses		15,633
Other receivables		2,228
Total assets		1,812,458,957

Liabilities
Payable for investments purchased	$ 6,156,910
Payable for fund shares redeemed	1,213,433
Accrued management fee	621,047
Distribution fees payable	10,361
Other affiliated payables	224,527
Other payables and accrued expenses	28,120
Total liabilities		8,254,398

Net Assets		$ 1,804,204,559
Net Assets consist of:
Paid in capital		$ 2,236,729,618
Undistributed net investment income		5,682,503
Accumulated undistributed net realized gain (loss) on investments		(105,094,596)
Net unrealized appreciation (depreciation) on investments		(333,112,966)
Net Assets		$ 1,804,204,559

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($11,135,592 ÷ 1,087,191 shares)		$ 10.24

Maximum offering price per share (100/94.25 of $10.24)		$ 10.86
Class T: Net Asset Value and redemption price per share ($6,483,718 ÷ 633,997 shares)		$ 10.23

Maximum offering price per share (100/96.50 of $10.23)		$ 10.60
Class B: Net Asset Value and offering price per share ($2,036,064 ÷ 199,328 shares)A		$ 10.21

Class C: Net Asset Value and offering price per share ($5,229,096 ÷ 512,443 shares)A		$ 10.20

Asset Manager 20%: Net Asset Value, offering price and redemption price per share ($1,776,942,665 ÷ 173,294,171 shares)		$ 10.25

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,377,424 ÷ 231,916 shares)		$ 10.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2009 (Unaudited)

Investment Income
Interest		$ 1,536
Income from Fidelity Central Funds		40,474,092
Total income		40,475,628

Expenses
Management fee	$ 3,954,935
Transfer agent fees	1,076,448
Distribution fees	52,752
Accounting fees and expenses	311,308
Custodian fees and expenses	2,500
Independent trustees' compensation	3,745
Registration fees	57,219
Audit	31,922
Legal	4,855
Miscellaneous	15,407
Total expenses before reductions	5,511,091
Expense reductions	(9,967)	5,501,124
Net investment income (loss)		34,974,504
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	571,097
Fidelity Central Funds	(24,521,200)
Futures contracts	(7,536,941)
Total net realized gain (loss)		(31,487,044)
Change in net unrealized appreciation (depreciation) on: Investment securities	(183,379,190)
Futures contracts	1,367,696
Total change in net unrealized appreciation (depreciation)		(182,011,494)
Net gain (loss)		(213,498,538)
Net increase (decrease) in net assets resulting from operations		$ (178,524,034)

Statement of Changes in Net Assets

	Six months ended March 31, 2009 (Unaudited)	Year ended September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,974,504	$ 86,585,401
Net realized gain (loss)	(31,487,044)	(18,069,996)
Change in net unrealized appreciation (depreciation)	(182,011,494)	(241,275,471)
Net increase (decrease) in net assets resulting from operations	(178,524,034)	(172,760,066)
Distributions to shareholders from net investment income	(41,087,815)	(91,104,113)
Distributions to shareholders from net realized gain	-	(49,576,396)
Total distributions	(41,087,815)	(140,680,509)
Share transactions - net increase (decrease)	(261,877,953)	79,342,713
Total increase (decrease) in net assets	(481,489,802)	(234,097,862)

Net Assets
Beginning of period	2,285,694,361	2,519,792,223
End of period (including undistributed net investment income of $5,682,503 and undistributed net investment income of $11,795,814, respectively)	$ 1,804,204,559	$ 2,285,694,361

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.35	$ 12.90	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.17	.39	.48
Net realized and unrealized gain (loss)	(1.07)	(1.27)	.40
Total from investment operations	(.90)	(.88)	.88
Distributions from net investment income	(.21)	(.42)	(.52)
Distributions from net realized gain	-	(.25)	(.59)
Total distributions	(.21)	(.67)	(1.11)
Net asset value, end of period	$ 10.24	$ 11.35	$ 12.90
Total Return B, C, D	(8.00)%	(7.18)%	7.03%
Ratios to Average Net Assets H
Expenses before reductions	.90% A	.86%	.87%A
Expenses net of fee waivers, if any	.90%A	.86%	.87%A
Expenses net of all reductions	.90%A	.86%	.87%A
Net investment income (loss)	3.40%A	3.18%	3.84%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,136	$ 8,030	$ 3,422
Portfolio turnover rateF	21%A	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

Financial Highlights - Class T

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.33	$ 12.88	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.16	.36	.45
Net realized and unrealized gain (loss)	(1.07)	(1.28)	.40
Total from investment operations	(.91)	(.92)	.85
Distributions from net investment income	(.19)	(.38)	(.51)
Distributions from net realized gain	-	(.25)	(.59)
Total distributions	(.19)	(.63)	(1.10)
Net asset value, end of period	$ 10.23	$ 11.33	$ 12.88
Total Return B, C, D	(8.04)%	(7.43)%	6.75%
Ratios to Average Net Assets H
Expenses before reductions	1.14% A	1.12%	1.11% A
Expenses net of fee waivers, if any	1.14% A	1.12%	1.11% A
Expenses net of all reductions	1.13% A	1.12%	1.11% A
Net investment income (loss)	3.17% A	2.93%	3.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,484	$ 4,915	$ 3,954
Portfolio turnover rate F	21%A	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.32	$ 12.87	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.14	.29	.39
Net realized and unrealized gain (loss)	(1.08)	(1.27)	.38
Total from investment operations	(.94)	(.98)	.77
Distributions from net investment income	(.17)	(.32)	(.44)
Distributions from net realized gain	-	(.25)	(.59)
Total distributions	(.17)	(.57)	(1.03)
Net asset value, end of period	$ 10.21	$ 11.32	$ 12.87
Total Return B, C, D	(8.37)%	(7.89)%	6.13%
Ratios to Average Net Assets H
Expenses before reductions	1.70% A	1.67%	1.65% A
Expenses net of fee waivers, if any	1.65% A	1.66%	1.65% A
Expenses net of all reductions	1.65% A	1.66%	1.65% A
Net investment income (loss)	2.65% A	2.38%	3.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,036	$ 1,975	$ 991
Portfolio turnover rate F	21%A	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

Financial Highlights - Class C

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 11.31	$ 12.86	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.14	.29	.39
Net realized and unrealized gain (loss)	(1.08)	(1.26)	.38
Total from investment operations	(.94)	(.97)	.77
Distributions from net investment income	(.17)	(.33)	(.45)
Distributions from net realized gain	-	(.25)	(.59)
Total distributions	(.17)	(.58)	(1.04)
Net asset value, end of period	$ 10.20	$ 11.31	$ 12.86
Total Return B, C, D	(8.35)%	(7.87)%	6.15%
Ratios to Average Net Assets H
Expenses before reductions	1.66% A	1.65%	1.64% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.64% A
Expenses net of all reductions	1.65% A	1.64%	1.64% A
Net investment income (loss)	2.65% A	2.40%	3.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,229	$ 3,668	$ 1,697
Portfolio turnover rate F	21%A	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 20%

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 11.36	$ 12.91	$ 13.14	$ 13.00	$ 12.25	$ 11.80
Income from Investment Operations
Net investment income (loss) D	.19	.43	.53	.46	.33	.23
Net realized and unrealized gain (loss)	(1.08)	(1.28)	.38	.39	.74	.45
Total from investment operations	(.89)	(.85)	.91	.85	1.07	.68
Distributions from net investment income	(.22)	(.45)	(.55)	(.43)	(.32)	(.23)
Distributions from net realized gain	-	(.25)	(.59)	(.28)	-	-
Total distributions	(.22)	(.70)	(1.14)	(.71)	(.32)	(.23)
Net asset value, end of period	$ 10.25	$ 11.36	$ 12.91	$ 13.14	$ 13.00	$ 12.25
Total Return B, C	(7.85)%	(6.90)%	7.26%	6.77%	8.85%	5.80%
Ratios to Average Net Assets F
Expenses before reductions	.58% A	.56%	.57%	.58%	.60%	.63%
Expenses net of fee waivers, if any	.58% A	.56%	.57%	.58%	.60%	.63%
Expenses net of all reductions	.58% A	.56%	.57%	.57%	.58%	.61%
Net investment income (loss)	3.72% A	3.48%	4.15%	3.58%	2.64%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,776,943	$ 2,265,384	$ 2,509,481	$ 2,130,750	$ 1,724,038	$ 1,395,000
Portfolio turnover rate E	21%A	5%	6%	81% G	81% G	232%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

G Portfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights - Institutional Class

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 11.35	$ 12.90	$ 13.13
Income from Investment Operations
Net investment income (loss) D	.19	.42	.53
Net realized and unrealized gain (loss)	(1.07)	(1.27)	.38
Total from investment operations	(.88)	(.85)	.91
Distributions from net investment income	(.22)	(.45)	(.55)
Distributions from net realized gain	-	(.25)	(.59)
Total distributions	(.22)	(.70)	(1.14)
Net asset value, end of period	$ 10.25	$ 11.35	$ 12.90
Total Return B, C	(7.77)%	(6.91)%	7.24%
Ratios to Average Net Assets G
Expenses before reductions	.56% A	.57%	.59% A
Expenses net of fee waivers, if any	.56% A	.57%	.59% A
Expenses net of all reductions	.56% A	.56%	.59% A
Net investment income (loss)	3.74% A	3.48%	4.13% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,377	$ 1,722	$ 248
Portfolio turnover rate E	21%A	5%	6%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to ..01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 30%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.
Top Five Bond Issuers as of March 31, 2009
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	15.6	16.5
U.S. Treasury Obligations	6.3	2.7
Government National Mortgage Association	2.6	2.4
Freddie Mac	2.5	6.3
Simon Property Group LP	0.7	0.4
	27.7
Quality Diversification (% of fund's net assets)
As of March 31, 2009	As of September 30, 2008
U.S. Government and U.S. Government Agency Obligations 27.4%	U.S. Government and U.S. Government Agency Obligations 29.0%
AAA,AA,A 13.3%	AAA,AA,A 13.6%
BBB 9.9%	BBB 9.7%
BB and Below 7.0%	BB and Below 5.9%
Not Rated 0.3%	Not Rated 0.7%
Equities 29.2%	Equities 30.8%
Short-Term Investments and Net Other Assets 12.9%	Short-Term Investments and Net Other Assets 10.3%

We have used ratings from Moody's Investors® Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of March 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Procter & Gamble Co.	0.5	0.5
Hewlett-Packard Co.	0.4	0.0
The Coca-Cola Co.	0.3	0.4
QUALCOMM, Inc.	0.3	0.1
PepsiCo, Inc.	0.3	0.3
	1.8
Asset Allocation (% of fund's net assets)
As of March 31, 2009	As of September 30, 2008
Stock class and Equity Futures 29.1%	Stock class and Equity Futures 31.0%
Bond class 56.3%	Bond class 65.4%
Short-Term class 14.6%	Short-Term class 3.6%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 30%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2009
% of fund's net assets
Equity Central Funds
Fidelity Information Technology Central Fund	5.2
Fidelity Health Care Central Fund	4.4
Fidelity Financials Central Fund	3.6
Fidelity Consumer Staples Central Fund	3.3
Fidelity Industrials Central Fund	3.3
Fidelity Energy Central Fund	3.2
Fidelity Consumer Discretionary Central Fund	3.2
Fidelity Utilities Central Fund	1.2
Fidelity Materials Central Fund	1.2
Fidelity Telecom Services Central Fund	1.1
Total Equity Central Funds	29.7
Fixed-Income Central Funds
Investment Grade Fixed-Income Funds	51.3
High Yield Fixed-Income Funds	5.7
Total Fixed-Income Central Funds	57.0
Money Market Central Funds	13.4
Net Other Assets	(0.1)
Total	100.0
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds was 9.1% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 30%

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 29.7%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	16,627	$ 1,142,125
Fidelity Consumer Staples Central Fund (b)	13,516	1,199,542
Fidelity Energy Central Fund (b)	17,167	1,147,456
Fidelity Financials Central Fund (b)	37,061	1,311,962
Fidelity Health Care Central Fund (b)	19,604	1,574,633
Fidelity Industrials Central Fund (b)	17,837	1,190,425
Fidelity Information Technology Central Fund (b)	24,560	1,864,337
Fidelity Materials Central Fund (b)	5,448	432,969
Fidelity Telecom Services Central Fund (b)	5,221	400,659
Fidelity Utilities Central Fund (b)	5,946	435,402
TOTAL EQUITY CENTRAL FUNDS (Cost $15,421,163)		10,699,510
Fixed-Income Central Funds - 57.0%

High Yield Fixed-Income Funds - 5.7%
Fidelity Floating Rate Central Fund (b)	9,677	688,347
Fidelity High Income Central Fund 1 (b)	18,818	1,370,876
TOTAL HIGH YIELD FIXED-INCOME FUNDS		2,059,223
Investment Grade Fixed-Income Funds - 51.3%
Fidelity Tactical Income Central Fund (b)	216,547	18,482,326
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $22,432,975)		20,541,549
Money Market Central Funds - 13.4%
	Shares	Value
Fidelity Cash Central Fund, 0.52% (a) (Cost $4,821,599)	4,821,599	$ 4,821,599
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $42,675,737)		36,062,658
NET OTHER ASSETS - (0.1)%		(28,063)
NET ASSETS - 100%		$ 36,034,595
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 30,159
Fidelity Consumer Discretionary Central Fund	9,550
Fidelity Consumer Staples Central Fund	13,532
Fidelity Energy Central Fund	5,579
Fidelity Financials Central Fund	23,415
Fidelity Floating Rate Central Fund	27,156
Fidelity Health Care Central Fund	10,545
Fidelity High Income Central Fund 1	47,141
Fidelity Industrials Central Fund	11,762
Fidelity Information Technology Central Fund	6,146
Fidelity Materials Central Fund	3,683
Fidelity Tactical Income Central Fund	396,171
Fidelity Telecom Services Central Fund	2,488
Fidelity Utilities Central Fund	6,574
Total	$ 593,901
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non-Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 965,072	$ 442,705	$ 20,607	$ 1,142,125	0.3%
Fidelity Consumer Staples Central Fund	973,588	491,917	23,471	1,199,542	0.3%
Fidelity Energy Central Fund	1,034,093	603,562	22,996	1,147,456	0.3%
Fidelity Financials Central Fund	1,507,852	619,879	24,534	1,311,962	0.3%
Fidelity Floating Rate Central Fund	1,013,697	117,846	275,738	688,347	0.0%
Fidelity Health Care Central Fund	1,215,308	628,025	30,377	1,574,633	0.3%
Fidelity High Income Central Fund 1	637,595	899,940	63,632	1,370,876	0.4%
Fidelity Industrials Central Fund	1,136,447	538,628	22,314	1,190,425	0.3%
Fidelity Information Technology Central Fund	1,416,220	786,058	34,700	1,864,337	0.3%
Fidelity Materials Central Fund	345,142	189,986	7,937	432,969	0.3%
Fidelity Tactical Income Central Fund	13,876,261	5,680,937	400,841	18,482,326	0.5%
Fidelity Telecom Services Central Fund	285,000	153,111	7,659	400,659	0.3%
Fidelity Utilities Central Fund	347,516	184,862	8,301	435,402	0.3%
Total	$ 24,753,791	$ 11,337,456	$ 943,107	$ 31,241,059
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 36,062,658	$ 36,062,658	$ -	$ -
Income Tax Information
At September 30, 2008, the fund had a capital loss carryforward of approximately $10,213 all of which will expire on September 30, 2016.
The fund intends to elect to defer to its fiscal year ending September 30, 2009 approximately $1,196,733 of losses recognized during the period November 1, 2007 to September 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 30%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009 (Unaudited)

Assets
Investments in securities, at value (cost $42,675,737) - See accompanying schedule:		$ 36,062,658
Receivable for investments sold		9,733
Receivable for fund shares sold		126,121
Distributions receivable from Fidelity Central Funds		94,847
Prepaid expenses		213
Receivable from investment adviser for expense reductions		2,662
Total assets		36,296,234

Liabilities
Payable for investments purchased	$ 195,006
Payable for fund shares redeemed	27,312
Accrued management fee	11,752
Distribution fees payable	2,258
Other affiliated payables	4,461
Other payables and accrued expenses	20,850
Total liabilities		261,639

Net Assets		$ 36,034,595
Net Assets consist of:
Paid in capital		$ 43,518,567
Undistributed net investment income		112,632
Accumulated undistributed net realized gain (loss) on investments		(983,525)
Net unrealized appreciation (depreciation) on investments		(6,613,079)
Net Assets		$ 36,034,595

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,528,295 ÷ 202,382 shares)		$ 7.55

Maximum offering price per share (100/94.25 of $7.55)		$ 8.01
Class T: Net Asset Value and redemption price per share ($1,023,984 ÷ 135,617 shares)		$ 7.55

Maximum offering price per share (100/96.50 of $7.55)		$ 7.82
Class B: Net Asset Value and offering price per share ($437,842 ÷ 58,022 shares)A		$ 7.55

Class C: Net Asset Value and offering price per share ($1,384,144 ÷ 183,657 shares)A		$ 7.54

Asset Manager 30%: Net Asset Value, offering price and redemption price per share ($31,247,744 ÷ 4,135,243 shares)		$ 7.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($412,586 ÷ 54,603 shares)		$ 7.56

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 30%
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2009 (Unaudited)

Investment Income
Interest		$ 645
Income from Fidelity Central Funds		593,901
Total income		594,546

Expenses
Management fee	$ 63,352
Transfer agent fees	18,933
Distribution fees	13,339
Accounting fees and expenses	6,246
Custodian fees and expenses	2,509
Independent trustees' compensation	58
Registration fees	25,054
Audit	31,372
Legal	57
Miscellaneous	111
Total expenses before reductions	161,031
Expense reductions	(50,027)	111,004
Net investment income (loss)		483,542
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	91
Fidelity Central Funds	(301,865)
Futures contracts	(55,838)
Total net realized gain (loss)		(357,612)
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,605,318)
Futures contracts	10,142
Total change in net unrealized appreciation (depreciation)		(3,595,176)
Net gain (loss)		(3,952,788)
Net increase (decrease) in net assets resulting from operations		$ (3,469,246)

Statement of Changes in Net Assets

	Six months ended March 31, 2009 (Unaudited)	For the period October 9, 2007 (commencement of operations) to September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 483,542	$ 697,480
Net realized gain (loss)	(357,612)	(584,261)
Change in net unrealized appreciation (depreciation)	(3,595,176)	(3,017,903)
Net increase (decrease) in net assets resulting from operations	(3,469,246)	(2,904,684)
Distributions to shareholders from net investment income	(514,826)	(595,233)
Share transactions - net increase (decrease)	9,585,709	33,932,875
Total increase (decrease) in net assets	5,601,637	30,432,958

Net Assets
Beginning of period	30,432,958	-
End of period (including undistributed net investment income of $112,632 and undistributed net investment income of $143,916, respectively)	$ 36,034,595	$ 30,432,958

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12	.24
Net realized and unrealized gain (loss)	(1.10)	(1.39)
Total from investment operations	(.98)	(1.15)
Distributions from net investment income	(.13)	(.19)
Net asset value, end of period	$ 7.55	$ 8.66
Total Return B, C, D	(11.36)%	(11.63)%
Ratios to Average Net Assets H
Expenses before reductions	1.27% A	1.66% A
Expenses net of fee waivers, if any	.90% A	.98% A
Expenses net of all reductions	.90% A	.98% A
Net investment income (loss)	3.05% A	2.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,528	$ 1,159
Portfolio turnover rate F	8% A	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

Financial Highlights - Class T

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.11	.22
Net realized and unrealized gain (loss)	(1.09)	(1.40)
Total from investment operations	(.98)	(1.18)
Distributions from net investment income	(.12)	(.17)
Net asset value, end of period	$ 7.55	$ 8.65
Total Return B, C, D	(11.38)%	(11.91)%
Ratios to Average Net Assets H
Expenses before reductions	1.54% A	1.97% A
Expenses net of fee waivers, if any	1.15% A	1.20% A
Expenses net of all reductions	1.15% A	1.20% A
Net investment income (loss)	2.80% A	2.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,024	$ 1,074
Portfolio turnover rate F	8% A	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.17
Net realized and unrealized gain (loss)	(1.09)	(1.39)
Total from investment operations	(1.00)	(1.22)
Distributions from net investment income	(.10)	(.13)
Net asset value, end of period	$ 7.55	$ 8.65
Total Return B, C, D	(11.58)%	(12.30)%
Ratios to Average Net Assets H
Expenses before reductions	2.06% A	2.71% A
Expenses net of fee waivers, if any	1.65% A	1.73% A
Expenses net of all reductions	1.65% A	1.73% A
Net investment income (loss)	2.30% A	1.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 438	$ 480
Portfolio turnover rate F	8%A	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

Financial Highlights - Class C

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.17
Net realized and unrealized gain (loss)	(1.09)	(1.39)
Total from investment operations	(1.00)	(1.22)
Distributions from net investment income	(.10)	(.14)
Net asset value, end of period	$ 7.54	$ 8.64
Total Return B, C, D	(11.61)%	(12.30)%
Ratios to Average Net Assets H
Expenses before reductions	2.03% A	2.37% A
Expenses net of fee waivers, if any	1.65% A	1.70% A
Expenses net of all reductions	1.65% A	1.70% A
Net investment income (loss)	2.30% A	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,384	$ 1,495
Portfolio turnover rate F	8% A	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 30%

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.12	.26
Net realized and unrealized gain (loss)	(1.08)	(1.39)
Total from investment operations	(.96)	(1.13)
Distributions from net investment income	(.14)	(.21)
Net asset value, end of period	$ 7.56	$ 8.66
Total Return B, C	(11.14)%	(11.43)%
Ratios to Average Net Assets G
Expenses before reductions	.97% A	1.24% A
Expenses net of fee waivers, if any	.65% A	.73% A
Expenses net of all reductions	.65% A	.72% A
Net investment income (loss)	3.30% A	2.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,248	$ 26,016
Portfolio turnover rate E	8% A	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

Financial Highlights - Institutional Class

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.12	.26
Net realized and unrealized gain (loss)	(1.08)	(1.39)
Total from investment operations	(.96)	(1.13)
Distributions from net investment income	(.14)	(.21)
Net asset value, end of period	$ 7.56	$ 8.66
Total Return B, C	(11.14)%	(11.45)%
Ratios to Average Net Assets G
Expenses before reductions	1.07% A	1.76% A
Expenses net of fee waivers, if any	.65% A	.75% A
Expenses net of all reductions	.65% A	.75% A
Net investment income (loss)	3.29% A	2.86% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 413	$ 209
Portfolio turnover rate E	8% A	24% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 40%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.
Top Five Bond Issuers as of March 31, 2009
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	13.7	14.0
U.S. Treasury Obligations	5.6	2.3
Government National Mortgage Association	2.3	2.1
Freddie Mac	2.2	5.2
Simon Property Group LP	0.6	0.0
	24.4
Quality Diversification (% of fund's net assets)
As of March 31, 2009	As of September 30, 2008
U.S. Government and U.S. Government Agency Obligations 24.1%	U.S. Government and U.S. Government Agency Obligations 24.8%
AAA,AA,A 11.6%	AAA,AA,A 11.8%
BBB 9.0%	BBB 8.2%
BB and Below 6.4%	BB and Below 4.6%
Not Rated 0.3%	Not Rated 0.6%
Equities 38.2%	Equities 39.5%
Short-Term Investments and Net Other Assets 10.4%	Short-Term Investments and Net Other Assets 10.5%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of March 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Procter & Gamble Co.	0.5	0.6
Hewlett-Packard Co.	0.5	0.0
The Coca-Cola Co.	0.4	0.0
QUALCOMM, Inc.	0.4	0.0
PepsiCo, Inc.	0.3	0.0
	2.1
Asset Allocation (% of fund's net assets)
As of March 31, 2009	As of September 30, 2008
Stock class and Equity Futures 38.0%	Stock class and Equity Futures 39.4%
Bond class 50.0%	Bond class 45.2%
Short-Term class 12.0%	Short-Term class 15.4%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 40%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2009
% of fund's net assets
Equity Central Funds
Fidelity Information Technology Central Fund	6.0
Fidelity Health Care Central Fund	5.1
Fidelity Financials Central Fund	4.3
Fidelity Consumer Staples Central Fund	3.9
Fidelity Industrials Central Fund	3.9
Fidelity Consumer Discretionary Central Fund	3.7
Fidelity Energy Central Fund	3.7
Fidelity International Equity Central Fund	3.0
Fidelity Materials Central Fund	1.4
Fidelity Utilities Central Fund	1.4
Fidelity Telecom Services Central Fund	1.3
Fidelity Emerging Markets Equity Central Fund	1.0
Total Equity Central Funds	38.7
Fixed-Income Central Funds
Investment Grade Fixed-Income Funds	45.2
High Yield Fixed-Income Funds	5.5
Total Fixed-Income Central Funds	50.7
Money Market Central Funds	10.5
Net Other Assets	0.1
Total	100.0
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds was 13.3% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 40%

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 38.7%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	13,167	$ 904,431
Fidelity Consumer Staples Central Fund (b)	10,654	945,523
Fidelity Emerging Markets Equity Central Fund (b)	2,316	240,960
Fidelity Energy Central Fund (b)	13,490	901,661
Fidelity Financials Central Fund (b)	29,302	1,037,307
Fidelity Health Care Central Fund (b)	15,428	1,239,204
Fidelity Industrials Central Fund (b)	14,125	942,680
Fidelity Information Technology Central Fund (b)	19,338	1,467,928
Fidelity International Equity Central Fund (b)	16,046	725,294
Fidelity Materials Central Fund (b)	4,316	343,013
Fidelity Telecom Services Central Fund (b)	4,120	316,199
Fidelity Utilities Central Fund (b)	4,674	342,251
TOTAL EQUITY CENTRAL FUNDS (Cost $13,831,849)		9,406,451
Fixed-Income Central Funds - 50.7%

High Yield Fixed-Income Funds - 5.5%
Fidelity Floating Rate Central Fund (b)	6,196	440,702
Fidelity High Income Central Fund 1 (b)	12,395	902,946
TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,343,648
Investment Grade Fixed-Income Funds - 45.2%
Fidelity Tactical Income Central Fund (b)	128,635	10,979,027
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $13,382,476)		12,322,675
Money Market Central Funds - 10.5%
	Shares	Value
Fidelity Cash Central Fund, 0.52% (a) (Cost $2,568,386)	2,568,386	$ 2,568,386
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $29,782,711)		24,297,512
NET OTHER ASSETS - 0.1%		23,463
NET ASSETS - 100%		$ 24,320,975
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,178
Fidelity Consumer Discretionary Central Fund	7,741
Fidelity Consumer Staples Central Fund	10,986
Fidelity Emerging Markets Equity Central Fund	881
Fidelity Energy Central Fund	4,625
Fidelity Financials Central Fund	18,283
Fidelity Floating Rate Central Fund	14,759
Fidelity Health Care Central Fund	9,078
Fidelity High Income Central Fund 1	32,770
Fidelity Industrials Central Fund	9,782
Fidelity Information Technology Central Fund	5,061
Fidelity International Equity Central Fund	6,505
Fidelity Materials Central Fund	3,098
Fidelity Tactical Income Central Fund	242,208
Fidelity Telecom Services Central Fund	2,024
Fidelity Utilities Central Fund	5,474
Total	$ 391,453
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non-Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 687,216	$ 467,895	$ 52,885	$ 904,431	0.2%
Fidelity Consumer Staples Central Fund	693,355	517,615	61,127	945,523	0.2%
Fidelity Emerging Markets Equity Central Fund	-	234,453	3,924	240,960	0.3%
Fidelity Energy Central Fund	736,460	579,413	61,168	901,661	0.2%
Fidelity Financials Central Fund	1,073,867	694,684	63,432	1,037,307	0.2%
Fidelity Floating Rate Central Fund	504,178	24,737	7,456	440,702	0.0%
Fidelity Health Care Central Fund	865,513	640,169	79,679	1,239,204	0.2%
Fidelity High Income Central Fund 1	316,276	760,374	115,814	902,946	0.2%
Fidelity Industrials Central Fund	809,331	574,188	57,081	942,680	0.2%
Fidelity Information Technology Central Fund	1,008,502	770,955	91,057	1,467,928	0.2%
Fidelity International Equity Central Fund	745,109	254,668	11,772	725,294	0.2%
Fidelity Materials Central Fund	245,701	188,577	20,377	343,013	0.2%
Fidelity Tactical Income Central Fund	7,380,508	4,145,333	202,298	10,979,027	0.3%
Fidelity Telecom Services Central Fund	202,857	149,747	19,830	316,199	0.2%
Fidelity Utilities Central Fund	247,387	190,584	21,973	342,251	0.2%
Total	$ 15,516,260	$ 10,193,392	$ 869,873	$ 21,729,126
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 24,297,512	$ 24,297,512	$ -	$ -
The information in the following table is based on the combined investment of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows. Percentages are adjusted for the effect of futures contracts, if applicable.
United States of America	86.7%
United Kingdom	1.6%
Bermuda	1.5%
Canada	1.4%
Switzerland	1.1%
Others (individually less than 1%)	7.7%
100.0%
Income Tax Information
At September 30, 2008, the fund had a capital loss carryforward of approximately $101,011 all of which will expire on September 30, 2016.
The fund intends to elect to defer to its fiscal year ending September 30, 2009 approximately $1,131,101 of losses recognized during the period November 1, 2007 to September 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 40%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009 (Unaudited)

Assets
Investments in securities, at value (cost $29,782,711) - See accompanying schedule:		$ 24,297,512
Receivable for investments sold		7,066
Receivable for fund shares sold		97,998
Distributions receivable from Fidelity Central Funds		58,293
Prepaid expenses		129
Receivable from investment adviser for expense reductions		3,235
Total assets		24,464,233

Liabilities
Payable for investments purchased	$ 73,009
Payable for fund shares redeemed	34,676
Accrued management fee	8,065
Distribution fees payable	3,403
Other affiliated payables	3,258
Other payables and accrued expenses	20,847
Total liabilities		143,258

Net Assets		$ 24,320,975
Net Assets consist of:
Paid in capital		$ 30,135,806
Undistributed net investment income		163,128
Accumulated undistributed net realized gain (loss) on investments		(492,760)
Net unrealized appreciation (depreciation) on investments		(5,485,199)
Net Assets		$ 24,320,975

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,979,389 ÷ 700,866 shares)		$ 7.10

Maximum offering price per share (100/94.25 of $7.10)		$ 7.53
Class T: Net Asset Value and redemption price per share ($1,685,063 ÷ 237,305 shares)		$ 7.10

Maximum offering price per share (100/96.50 of $7.10)		$ 7.36
Class B: Net Asset Value and offering price per share ($973,056 ÷ 137,143 shares)A		$ 7.10

Class C: Net Asset Value and offering price per share ($1,082,899 ÷ 152,590 shares)A		$ 7.10

Asset Manager 40%: Net Asset Value, offering price and redemption price per share ($14,709,963 ÷ 2,068,848 shares)		$ 7.11

Institutional Class: Net Asset Value, offering price and redemption price per share ($890,605 ÷ 125,249 shares)		$ 7.11

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2009 (Unaudited)

Investment Income
Interest		$ 69
Income from Fidelity Central Funds		391,453
Total income		391,522

Expenses
Management fee	$ 44,245
Transfer agent fees	14,253
Distribution fees	20,490
Accounting fees and expenses	4,361
Custodian fees and expenses	2,508
Independent trustees' compensation	38
Registration fees	22,760
Audit	31,360
Legal	1,802
Miscellaneous	50
Total expenses before reductions	141,867
Expense reductions	(53,521)	88,346
Net investment income (loss)		303,176
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	16
Fidelity Central Funds	(366,497)
Futures contracts	(47,735)
Total net realized gain (loss)		(414,216)
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,744,167)
Futures contracts	8,693
Total change in net unrealized appreciation (depreciation)		(2,735,474)
Net gain (loss)		(3,149,690)
Net increase (decrease) in net assets resulting from operations		$ (2,846,514)

Statement of Changes in Net Assets

	Six months ended March 31, 2009 (Unaudited)	For the period October 9, 2007 (commencement of operations) to September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 303,176	$ 363,871
Net realized gain (loss)	(414,216)	(82,406)
Change in net unrealized appreciation (depreciation)	(2,735,474)	(2,749,725)
Net increase (decrease) in net assets resulting from operations	(2,846,514)	(2,468,260)
Distributions to shareholders from net investment income	(271,690)	(228,368)
Share transactions - net increase (decrease)	8,537,134	21,598,673
Total increase (decrease) in net assets	5,418,930	18,902,045

Net Assets
Beginning of period	18,902,045	-
End of period (including undistributed net investment income of $163,128 and undistributed net investment income of $131,642, respectively)	$ 24,320,975	$ 18,902,045

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.23
Net realized and unrealized gain (loss)	(1.31)	(1.66)
Total from investment operations	(1.21)	(1.43)
Distributions from net investment income	(.11)	(.15)
Net asset value, end of period	$ 7.10	$ 8.42
Total Return B, C, D	(14.45)%	(14.43)%
Ratios to Average Net Assets H
Expenses before reductions	1.35% A	1.91% A
Expenses net of fee waivers, if any	.90% A	1.00% A
Expenses net of all reductions	.90% A	1.00% A
Net investment income (loss)	2.84% A	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,979	$ 2,033
Portfolio turnover rate F	10% A	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

Financial Highlights - Class T

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.21
Net realized and unrealized gain (loss)	(1.30)	(1.66)
Total from investment operations	(1.21)	(1.45)
Distributions from net investment income	(.10)	(.14)
Net asset value, end of period	$ 7.10	$ 8.41
Total Return B, C, D	(14.48)%	(14.67)%
Ratios to Average Net Assets H
Expenses before reductions	1.70% A	2.15% A
Expenses net of fee waivers, if any	1.15% A	1.25% A
Expenses net of all reductions	1.15% A	1.25% A
Net investment income (loss)	2.59% A	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,685	$ 1,840
Portfolio turnover rate F	10% A	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.40	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.16
Net realized and unrealized gain (loss)	(1.29)	(1.66)
Total from investment operations	(1.22)	(1.50)
Distributions from net investment income	(.08)	(.10)
Net asset value, end of period	$ 7.10	$ 8.40
Total Return B, C, D	(14.63)%	(15.09)%
Ratios to Average Net Assets H
Expenses before reductions	2.21% A	2.64% A
Expenses net of fee waivers, if any	1.65% A	1.77% A
Expenses net of all reductions	1.65% A	1.77% A
Net investment income (loss)	2.08% A	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 973	$ 1,378
Portfolio turnover rate F	10% A	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

Financial Highlights - Class C

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 8.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.16
Net realized and unrealized gain (loss)	(1.31)	(1.65)
Total from investment operations	(1.23)	(1.49)
Distributions from net investment income	(.08)	(.10)
Net asset value, end of period	$ 7.10	$ 8.41
Total Return B, C, D	(14.73)%	(15.01)%
Ratios to Average Net Assets H
Expenses before reductions	2.21% A	2.66% A
Expenses net of fee waivers, if any	1.65% A	1.76% A
Expenses net of all reductions	1.65% A	1.76% A
Net investment income (loss)	2.08% A	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,083	$ 1,384
Portfolio turnover rate F	10% A	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 40%

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 8.43	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.11	.25
Net realized and unrealized gain (loss)	(1.31)	(1.65)
Total from investment operations	(1.20)	(1.40)
Distributions from net investment income	(.12)	(.17)
Net asset value, end of period	$ 7.11	$ 8.43
Total Return B, C	(14.34)%	(14.18)%
Ratios to Average Net Assets G
Expenses before reductions	1.16% A	1.68% A
Expenses net of fee waivers, if any	.65% A	.72% A
Expenses net of all reductions	.65% A	.72% A
Net investment income (loss)	3.09% A	2.80% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,710	$ 10,929
Portfolio turnover rate E	10% A	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

Financial Highlights - Institutional Class

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 8.43	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.11	.25
Net realized and unrealized gain (loss)	(1.31)	(1.65)
Total from investment operations	(1.20)	(1.40)
Distributions from net investment income	(.12)	(.17)
Net asset value, end of period	$ 7.11	$ 8.43
Total Return B, C	(14.34)%	(14.18)%
Ratios to Average Net Assets G
Expenses before reductions	1.19% A	1.63% A
Expenses net of fee waivers, if any	.65% A	.76% A
Expenses net of all reductions	.65% A	.76% A
Net investment income (loss)	3.08% A	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 891	$ 1,339
Portfolio turnover rate E	10% A	1% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 50%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.
Top Ten Stocks as of March 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Procter & Gamble Co.	0.7	0.8
Hewlett-Packard Co.	0.6	0.0
The Coca-Cola Co.	0.5	0.5
QUALCOMM, Inc.	0.5	0.2
PepsiCo, Inc.	0.5	0.4
General Electric Co.	0.4	0.6
Medco Health Solutions, Inc.	0.4	0.1
CVS Caremark Corp.	0.5	0.5
Microsoft Corp.	0.4	0.1
Schering-Plough Corp.	0.4	0.0
	4.9
Top Five Bond Issuers as of March 31, 2009
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	12.5	14.4
U.S. Treasury Obligations	5.1	2.3
Government National Mortgage Association	2.1	2.0
Freddie Mac	2.0	5.3
Simon Property Group LP	0.5	0.4
	22.2
Asset Allocation (% of fund's net assets)
As of March 31, 2009	As of September 30, 2008
Stock Class and Equity Futures 49.7%	Stock Class and Equity Futures 51.2%
Bond Class 46.2%	Bond Class 50.5%
Short-Term Class 4.1%	Short-Term Class* (1.7)%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

* Short-term class is not included in the pie chart.

Semiannual Report

Fidelity Asset Manager 50%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2009
% of fund's net assets
Equity Central Funds
Fidelity Information Technology Central Fund	8.0
Fidelity Health Care Central Fund	6.7
Fidelity Financials Central Fund	5.6
Fidelity Consumer Staples Central Fund	5.2
Fidelity Industrials Central Fund	5.1
Fidelity Consumer Discretionary Central Fund	4.9
Fidelity Energy Central Fund	4.9
Fidelity International Equity Central Fund	3.7
Fidelity Materials Central Fund	1.9
Fidelity Utilities Central Fund	1.9
Fidelity Telecom Services Central Fund	1.7
Fidelity Emerging Markets Equity Central Fund	1.1
Total Equity Central Funds	50.7
Fixed-Income Central Funds
Investment Grade Fixed-Income Funds	41.1
High Yield Fixed-Income Funds	5.7
Total Fixed-Income Central Funds	46.8
Money Market Central Funds	2.6
Net Other Assets	(0.1)
Total	100.0

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds was 15.7% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 50%

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 50.7%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	3,407,954	$ 234,092,362
Fidelity Consumer Staples Central Fund (b)	2,753,158	244,342,760
Fidelity Emerging Markets Equity Central Fund (b)	490,378	51,009,112
Fidelity Energy Central Fund (b)	3,481,857	232,727,313
Fidelity Financials Central Fund (b)	7,573,320	268,095,512
Fidelity Health Care Central Fund (b)	3,986,879	320,226,148
Fidelity Industrials Central Fund (b)	3,654,490	243,900,696
Fidelity Information Technology Central Fund (b)	4,997,830	379,385,240
Fidelity International Equity Central Fund (b)	3,885,974	175,646,040
Fidelity Materials Central Fund (b)	1,116,923	88,761,869
Fidelity Telecom Services Central Fund (b)	1,065,468	81,764,022
Fidelity Utilities Central Fund (b)	1,207,827	88,449,192
TOTAL EQUITY CENTRAL FUNDS (Cost $3,641,942,998)		2,408,400,266
Fixed-Income Central Funds - 46.8%

High Yield Fixed-Income Funds - 5.7%
Fidelity Floating Rate Central Fund (b)	1,246,150	88,638,616
Fidelity High Income Central Fund 1 (b)	2,519,752	183,563,941
TOTAL HIGH YIELD FIXED-INCOME FUNDS		272,202,557
Investment Grade Fixed-Income Funds - 41.1%
Fidelity Tactical Income Central Fund (b)	22,878,892	1,952,713,409
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,563,225,389)		2,224,915,966
Money Market Central Funds - 2.6%
	Shares	Value
Fidelity Cash Central Fund, 0.52% (a)	68,759,826	$ 68,759,826
Fidelity Money Market Central Fund, 1.36% (a)	53,013,442	53,013,442
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $121,773,268)		121,773,268
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $6,326,941,655)		4,755,089,500
NET OTHER ASSETS - (0.1)%		(3,025,152)
NET ASSETS - 100%		$ 4,752,064,348
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com,as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 295,129
Fidelity Consumer Discretionary Central Fund	2,389,166
Fidelity Consumer Staples Central Fund	3,340,047
Fidelity Emerging Markets Equity Central Fund	221,156
Fidelity Energy Central Fund	1,417,155
Fidelity Financials Central Fund	5,868,262
Fidelity Floating Rate Central Fund	4,987,376
Fidelity Health Care Central Fund	2,677,436
Fidelity High Income Central Fund 1	7,411,074
Fidelity Industrials Central Fund	3,123,288
Fidelity Information Technology Central Fund	1,583,375
Fidelity International Equity Central Fund	1,858,887
Fidelity Materials Central Fund	956,875
Fidelity Money Market Central Fund	2,329,326
Fidelity Tactical Income Central Fund	58,847,841
Fidelity Telecom Services Central Fund	723,458
Fidelity Utilities Central Fund	1,693,317
Total	$ 99,723,168
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non-Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 293,016,928	$ 19,250,917	$ 1,023,259	$ 234,092,362	56.0%
Fidelity Consumer Staples Central Fund	295,622,548	19,764,045	1,264,058	244,342,760	56.0%
Fidelity Emerging Markets Equity Central Fund	-	49,259,462	245,253	51,009,112	54.3%
Fidelity Energy Central Fund	314,002,263	56,795,903	1,401,554	232,727,313	56.0%
Fidelity Financials Central Fund	457,855,099	34,269,043	1,334,086	268,095,512	56.0%
Fidelity Floating Rate Central Fund	196,167,573	4,999,384	78,488,905	88,638,616	4.0%
Fidelity Health Care Central Fund	369,027,997	26,368,417	1,676,379	320,226,148	56.0%
Fidelity High Income Central Fund 1	122,947,937	80,537,342	931,946	183,563,941	47.3%
Fidelity Industrials Central Fund	345,077,478	34,151,895	1,118,204	243,900,696	56.0%
Fidelity Information Technology Central Fund	430,011,894	53,701,755	1,950,867	379,385,240	56.0%
Fidelity International Equity Central Fund	267,067,885	1,877,679	5,794,921	175,646,040	41.6%
Fidelity Materials Central Fund	104,784,844	14,997,198	388,413	88,761,869	56.0%
Fidelity Tactical Income Central Fund	2,390,712,422	59,110,629	387,440,804	1,952,713,409	58.0%
Fidelity Telecom Services Central Fund	86,521,154	8,117,426	406,492	81,764,022	56.0%
Fidelity Utilities Central Fund	105,514,101	6,744,783	473,184	88,449,192	56.0%
Total	$ 5,778,330,123	$ 469,945,878	$ 483,938,325	$ 4,633,316,232
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 4,755,089,500	$ 4,755,089,500	$ -	$ -
The information in the following tables is based on the combined investment of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	22.0%
AAA,AA,A	10.5%
BBB	8.1%
BB	3.3%
B	2.7%
CCC,CC,C	0.6%
D	0.0%*
Not Rated	0.3%
Equities	50.0%
Short-Term Investments and Net Other Assets	2.5%
100.0%

* Amount represents less than 0.1%.

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows. Percentages are adjusted for the effect of futures contracts, if applicable (Unaudited).
United States of America	84.3%
United Kingdom	1.8%
Bermuda	1.8%
Switzerland	1.5%
Canada	1.1%
Netherlands	1.0%
Others (individually less than 1%)	8.5%
100.0%
Income Tax Information
The funds intend to elect to defer to its fiscal year ending September 30, 2009 approximately $288,485,511 of losses recognized during the period November 1, 2007 to September 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 50%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $6,326,941,655) - See accompanying schedule:		$ 4,755,089,500
Cash		5,622
Receivable for investments sold		2,690,678
Receivable for fund shares sold		1,683,865
Distributions receivable from Fidelity Central Funds		11,045,472
Prepaid expenses		41,754
Receivable from investment adviser for expense reductions		131
Other receivables		164,756
Total assets		4,770,721,778

Liabilities
Payable for investments purchased	$ 10,953,471
Payable for fund shares redeemed	4,413,780
Accrued management fee	1,990,638
Transfer agent fee payable	1,002,289
Distribution fees payable	8,739
Other affiliated payables	116,244
Other payables and accrued expenses	172,269
Total liabilities		18,657,430

Net Assets		$ 4,752,064,348
Net Assets consist of:
Paid in capital		$ 6,831,488,803
Undistributed net investment income		38,540,725
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(546,113,025)
Net unrealized appreciation (depreciation) on investments		(1,571,852,155)
Net Assets		$ 4,752,064,348

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($10,538,391 ÷ 998,311 shares)		$ 10.56

Maximum offering price per share (100/94.25 of $10.56)		$ 11.20
Class T: Net Asset Value and redemption price per share ($4,962,045 ÷ 470,430 shares)		$ 10.55

Maximum offering price per share (100/96.50 of $10.55)		$ 10.93
Class B: Net Asset Value and offering price per share ($1,958,716 ÷ 186,064 shares)A		$ 10.53

Class C: Net Asset Value and offering price per share ($4,090,157 ÷ 388,965 shares)A		$ 10.52

Asset Manager 50%: Net Asset Value, offering price and redemption price per share ($4,728,910,266 ÷ 447,069,113 shares)		$ 10.58

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,604,773 ÷ 151,814 shares)		$ 10.57

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 50%
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2009 (Unaudited)

Investment Income
Interest		$ 10,363
Income from Fidelity Central Funds		99,723,168
Total income		99,733,531

Expenses
Management fee	$ 12,903,507
Transfer agent fees	5,948,566
Distribution fees	52,187
Accounting and security lending fees	683,084
Custodian fees and expenses	2,578
Independent trustees' compensation	10,341
Depreciation in deferred trustee compensation account	(4,325)
Registration fees	48,822
Audit	40,943
Legal	22,780
Interest	1,327
Miscellaneous	42,445
Total expenses before reductions	19,752,255
Expense reductions	(94,289)	19,657,966
Net investment income (loss)		80,075,565
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	18,325,344
Fidelity Central Funds	(81,829,627)
Foreign currency transactions	(352,959)
Futures contracts	(35,226,589)
Total net realized gain (loss)		(99,083,831)
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,049,211,107)
Futures contracts	6,392,238
Total change in net unrealized appreciation (depreciation)		(1,042,818,869)
Net gain (loss)		(1,141,902,700)
Net increase (decrease) in net assets resulting from operations		$ (1,061,827,135)
Statement of Changes in Net Assets

	Six months ended March 31, 2009 (Unaudited)	Year ended September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 80,075,565	$ 213,491,172
Net realized gain (loss)	(99,083,831)	(58,382,609)
Change in net unrealized appreciation (depreciation)	(1,042,818,869)	(1,461,977,490)
Net increase (decrease) in net assets resulting from operations	(1,061,827,135)	(1,306,868,927)
Distributions to shareholders from net investment income	(105,545,671)	(239,866,976)
Distributions to shareholders from net realized gain	(4,660,918)	(556,509,728)
Total distributions	(110,206,589)	(796,376,704)
Share transactions - net increase (decrease)	(397,916,395)	(541,463,365)
Total increase (decrease) in net assets	(1,569,950,119)	(2,644,708,996)

Net Assets
Beginning of period	6,322,014,467	8,966,723,463
End of period (including undistributed net investment income of $38,540,725 and undistributed net investment income of $64,010,831, respectively)	$ 4,752,064,348	$ 6,322,014,467

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.95	$ 17.08	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.16	.36	.43
Net realized and unrealized gain (loss)	(2.33)	(2.96)	1.45
Total from investment operations	(2.17)	(2.60)	1.88
Distributions from net investment income	(.21)	(.43)	(.47)
Distributions from net realized gain	(.01)	(1.10)	(.90)
Total distributions	(.22)	(1.53)	(1.37)
Net asset value, end of period	$ 10.56	$ 12.95	$ 17.08
Total Return B, C, D	(16.93)%	(16.56)%	11.93%
Ratios to Average Net Assets H
Expenses before reductions	1.07% A	.99%	1.01% A
Expenses net of fee waivers, if any	1.07% A	.99%	1.01% A
Expenses net of all reductions	1.06% A	.98%	1.00% A
Net investment income (loss)	2.93% A	2.46%	2.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,538	$ 10,611	$ 4,432
Portfolio turnover rate F	19% A	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

Financial Highlights - Class T

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.94	$ 17.06	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.14	.33	.39
Net realized and unrealized gain (loss)	(2.33)	(2.96)	1.46
Total from investment operations	(2.19)	(2.63)	1.85
Distributions from net investment income	(.19)	(.39)	(.46)
Distributions from net realized gain	(.01)	(1.10)	(.90)
Total distributions	(.20)	(1.49)	(1.36)
Net asset value, end of period	$ 10.55	$ 12.94	$ 17.06
Total ReturnB, C, D	(17.04)%	(16.76)%	11.68%
Ratios to Average Net Assets H
Expenses before reductions	1.32% A	1.24%	1.24% A
Expenses net of fee waivers, if any	1.32% A	1.24%	1.24% A
Expenses net of all reductions	1.32% A	1.23%	1.23% A
Net investment income (loss)	2.67% A	2.21%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,962	$ 5,475	$ 3,148
Portfolio turnover rate F	19% A	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.91	$ 17.02	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.11	.24	.30
Net realized and unrealized gain (loss)	(2.32)	(2.96)	1.46
Total from investment operations	(2.21)	(2.72)	1.76
Distributions from net investment income	(.16)	(.29)	(.41)
Distributions from net realized gain	(.01)	(1.10)	(.90)
Total distributions	(.17)	(1.39)	(1.31)
Net asset value, end of period	$ 10.53	$ 12.91	$ 17.02
Total ReturnB, C, D	(17.26)%	(17.26)%	11.03%
Ratios to Average Net Assets H
Expenses before reductions	1.86% A	1.79%	1.79% A
Expenses net of fee waivers, if any	1.85% A	1.79%	1.79% A
Expenses net of all reductions	1.84% A	1.79%	1.78% A
Net investment income (loss)	2.14% A	1.65%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,959	$ 2,084	$ 1,007
Portfolio turnover rate F	19% A	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

Financial Highlights - Class C

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 12.90	$ 17.00	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.11	.25	.31
Net realized and unrealized gain (loss)	(2.32)	(2.95)	1.45
Total from investment operations	(2.21)	(2.70)	1.76
Distributions from net investment income	(.16)	(.30)	(.43)
Distributions from net realized gain	(.01)	(1.10)	(.90)
Total distributions	(.17)	(1.40)	(1.33)
Net asset value, end of period	$ 10.52	$ 12.90	$ 17.00
Total ReturnB, C, D	(17.25)%	(17.18)%	11.08%
Ratios to Average Net Assets H
Expenses before reductions	1.85% A	1.76%	1.75% A
Expenses net of fee waivers, if any	1.85% A	1.76%	1.75% A
Expenses net of all reductions	1.85% A	1.76%	1.74% A
Net investment income (loss)	2.14% A	1.68%	1.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,090	$ 4,294	$ 2,840
Portfolio turnover rate F	19% A	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 50%

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 12.97	$ 17.10	$ 16.60	$ 16.28	$ 15.58	$ 14.95
Income from Investment Operations
Net investment income (loss) D	.17	.41	.49	.45	.41 F	.33
Net realized and unrealized gain (loss)	(2.33)	(2.97)	1.41	.73	.69	.57
Total from investment operations	(2.16)	(2.56)	1.90	1.18	1.10	.90
Distributions from net investment income	(.22)	(.47)	(.50)	(.45)	(.40)	(.27)
Distributions from net realized gain	(.01)	(1.10)	(.90)	(.41)	-	-
Total distributions	(.23)	(1.57)	(1.40)	(.86)	(.40)	(.27)
Net asset value, end of period	$ 10.58	$ 12.97	$ 17.10	$ 16.60	$ 16.28	$ 15.58
Total Return B, C	(16.79)%	(16.34)%	12.02%	7.50%	7.15%	6.00%
Ratios to Average Net Assets G
Expenses before reductions	.79% A	.71%	.71%	.72%	.73%	.74%
Expenses net of fee waivers, if any	.79% A	.71%	.71%	.72%	.73%	.74%
Expenses net of all reductions	.78% A	.70%	.70%	.71%	.72%	.73%
Net investment income (loss)	3.20% A	2.74%	2.93%	2.79%	2.55% F	2.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,728,910	$ 6,299,082	$ 8,955,110	$ 9,204,214	$ 10,189,947	$ 10,903,313
Portfolio turnover rate E	19% A	8%	12%	65%H	32%H	78%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $0.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 2.28%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

H Portfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights - Institutional Class

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 12.97	$ 17.11	$ 16.57
Income from Investment Operations
Net investment income (loss) D	.17	.42	.48
Net realized and unrealized gain (loss)	(2.33)	(2.98)	1.46
Total from investment operations	(2.16)	(2.56)	1.94
Distributions from net investment income	(.23)	(.48)	(.50)
Distributions from net realized gain	(.01)	(1.10)	(.90)
Total distributions	(.24)	(1.58)	(1.40)
Net asset value, end of period	$ 10.57	$ 12.97	$ 17.11
Total Return B, C	(16.83)%	(16.30)%	12.20%
Ratios to Average Net Assets G
Expenses before reductions	.71% A	.67%	.72% A
Expenses net of fee waivers, if any	.71% A	.67%	.72% A
Expenses net of all reductions	.71% A	.67%	.72% A
Net investment income (loss)	3.28% A	2.77%	2.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,605	$ 469	$ 186
Portfolio turnover rateE	19% A	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 60%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.
Top Ten Stocks as of March 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Procter & Gamble Co.	0.8	0.9
Hewlett-Packard Co.	0.7	0.0
The Coca-Cola Co.	0.5	0.6
QUALCOMM, Inc.	0.5	0.2
PepsiCo, Inc.	0.5	0.5
General Electric Co.	0.5	0.7
Nestle SA (Reg.)	0.4	0.4
Medco Health Solutions, Inc.	0.4	0.1
CVS Caremark Corp.	0.4	0.4
Microsoft Corp.	0.4	0.1
	5.2
Asset Allocation (% of fund's net assets)
As of March 31, 2009	As of September 30, 2008
Stock Class and Equity Futures 57.6%	Stock Class and Equity Futures 58.4%
Bond Class 37.7%	Bond Class 25.1%
Short-Term Class 4.7%	Short-Term Class 16.5%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 60%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2009
% of fund's net assets
Equity Central Funds
Fidelity Information Technology Central Fund	8.7
Fidelity International Equity Central Fund	8.0
Fidelity Health Care Central Fund	7.3
Fidelity Financials Central Fund	6.1
Fidelity Consumer Staples Central Fund	5.6
Fidelity Industrials Central Fund	5.5
Fidelity Energy Central Fund	5.3
Fidelity Consumer Discretionary Central Fund	5.3
Fidelity Utilities Central Fund	2.0
Fidelity Materials Central Fund	2.0
Fidelity Telecom Services Central Fund	1.9
Fidelity Emerging Markets Equity Central Fund	1.0
Total Equity Central Funds	58.7
Fixed-Income Central Funds
Investment Grade Fixed-Income Funds	32.7
High Yield Fixed-Income Funds	5.5
Total Fixed-Income Central Funds	38.2
Money Market Central Funds	3.2
Net Other Assets	(0.1)
Total	100.0

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds was 19.4% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 60%

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 58.7%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	20,178	$ 1,386,025
Fidelity Consumer Staples Central Fund (b)	16,414	1,456,721
Fidelity Emerging Markets Equity Central Fund (b)	2,540	264,197
Fidelity Energy Central Fund (b)	20,876	1,395,346
Fidelity Financials Central Fund (b)	45,028	1,593,985
Fidelity Health Care Central Fund (b)	23,777	1,909,791
Fidelity Industrials Central Fund (b)	21,657	1,445,394
Fidelity Information Technology Central Fund (b)	29,805	2,262,460
Fidelity International Equity Central Fund (b)	46,317	2,093,537
Fidelity Materials Central Fund (b)	6,616	525,801
Fidelity Telecom Services Central Fund (b)	6,338	486,374
Fidelity Utilities Central Fund (b)	7,221	528,800
TOTAL EQUITY CENTRAL FUNDS (Cost $23,057,068)		15,348,431
Fixed-Income Central Funds - 38.2%

Investment Grade Fixed-Income Funds - 32.7%
Fidelity Tactical Income Central Fund (b)	100,037	8,538,160
High Yield Fixed-Income Funds - 5.5%
Fidelity Floating Rate Central Fund (b)	6,797	483,494
Fidelity High Income Central Fund 1 (b)	13,275	967,097
TOTAL HIGH YIELD FIXED-INCOME FUNDS		1,450,591
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $10,898,424)		9,988,751
Money Market Central Funds - 3.2%
	Shares	Value
Fidelity Cash Central Fund, 0.52% (a) (Cost $847,359)	847,359	$ 847,359
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $34,802,851)	26,184,541
NET OTHER ASSETS - (0.1)%	(32,362)
NET ASSETS - 100%	$ 26,152,179
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,802
Fidelity Consumer Discretionary Central Fund	12,657
Fidelity Consumer Staples Central Fund	17,804
Fidelity Emerging Markets Equity Central Fund	1,039
Fidelity Energy Central Fund	7,557
Fidelity Financials Central Fund	31,031
Fidelity Floating Rate Central Fund	17,220
Fidelity Health Care Central Fund	14,095
Fidelity High Income Central Fund 1	34,740
Fidelity Industrials Central Fund	16,242
Fidelity Information Technology Central Fund	8,339
Fidelity International Equity Central Fund	17,607
Fidelity Materials Central Fund	5,006
Fidelity Tactical Income Central Fund	197,688
Fidelity Telecom Services Central Fund	3,516
Fidelity Utilities Central Fund	8,939
Total	$ 403,282
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non-Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 1,621,243	$ 437,624	$ 295,527	$ 1,386,025	0.3%
Fidelity Consumer Staples Central Fund	1,635,731	496,429	316,766	1,456,721	0.3%
Fidelity Emerging Markets Equity Central Fund	-	256,781	2,549	264,197	0.3%
Fidelity Energy Central Fund	1,737,408	686,621	328,311	1,395,346	0.3%
Fidelity Financials Central Fund	2,533,356	622,944	476,839	1,593,985	0.3%
Fidelity Floating Rate Central Fund	599,148	90,440	107,938	483,494	0.0%
Fidelity Health Care Central Fund	2,041,880	628,408	403,908	1,909,791	0.3%
Fidelity High Income Central Fund 1	376,783	685,121	31,875	967,097	0.2%
Fidelity Industrials Central Fund	1,909,359	563,628	358,459	1,445,394	0.3%
Fidelity Information Technology Central Fund	2,379,293	840,192	489,071	2,262,460	0.3%
Fidelity International Equity Central Fund	1,762,191	1,412,266	317,752	2,093,537	0.5%
Fidelity Materials Central Fund	579,741	204,564	114,487	525,801	0.3%
Fidelity Tactical Income Central Fund	8,688,176	2,833,003	2,574,515	8,538,160	0.3%
Fidelity Telecom Services Central Fund	478,691	154,991	95,174	486,374	0.3%
Fidelity Utilities Central Fund	583,808	183,772	113,886	528,800	0.3%
Total	$ 26,926,808	$ 10,096,784	$ 6,027,057	$ 25,337,182
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 26,184,541	$ 26,184,541	$ -	$ -
The information in the following tables is based on the combined investment of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	16.1%
AAA,AA,A	8.7%
BBB	6.2%
BB	3.0%
B	2.5%
CCC,CC,C	0.5%
D	0.0%†
Not Rated	0.3%
Equities	59.1%
Short-Term Investments and Net Other Assets	3.6%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	80.6%
United Kingdom	2.5%
Bermuda	2.0%
Switzerland	1.9%
Japan	1.7%
Germany	1.2%
Canada	1.1%
Netherlands	1.0%
France	1.0%
Others (individually less than 1%)	7.0%
100.0%
†Amount represents less than 0.1%.
Income Tax Information
At September 30, 2008, the fund had a capital loss carryforward of approximately $76,825 all of which will expire on September 30, 2016.
The fund intends to elect to defer to its fiscal year ending September 30, 2009 approximately $1,768,211 of losses recognized during the period November 1, 2007 to September 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 60%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $34,802,851) - See accompanying schedule:		$ 26,184,541
Receivable for investments sold		10,573
Receivable for fund shares sold		440,899
Distributions receivable from Fidelity Central Funds		46,405
Prepaid expenses		169
Receivable from investment adviser for expense reductions		5,384
Other affiliated receivables		1,043
Total assets		26,689,014

Liabilities
Payable for investments purchased	$ 434,423
Payable for fund shares redeemed	60,991
Accrued management fee	11,214
Distribution fees payable	3,234
Other affiliated payables	6,129
Other payables and accrued expenses	20,844
Total liabilities		536,835

Net Assets		$ 26,152,179
Net Assets consist of:
Paid in capital		$ 36,265,907
Undistributed net investment income		129,296
Accumulated undistributed net realized gain (loss) on investments		(1,624,714)
Net unrealized appreciation (depreciation) on investments		(8,618,310)
Net Assets		$ 26,152,179

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,554,881 ÷ 560,052 shares)		$ 6.35

Maximum offering price per share (100/94.25 of $6.35)		$ 6.74
Class T: Net Asset Value and redemption price per share ($1,866,636 ÷ 294,811 shares)		$ 6.33

Maximum offering price per share (100/96.50 of $6.33)		$ 6.56
Class B: Net Asset Value and offering price per share ($953,146 ÷ 150,403 shares)A		$ 6.34

Class C: Net Asset Value and offering price per share ($1,218,155 ÷ 192,309 shares)A		$ 6.33

Asset Manager 60%: Net Asset Value, offering price and redemption price per share ($18,068,118 ÷ 2,844,130 shares)		$ 6.35

Institutional Class: Net Asset Value, offering price and redemption price per share ($491,243 ÷ 77,324 shares)		$ 6.35

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2009 (Unaudited)

Investment Income
Interest		$ 43
Income from Fidelity Central Funds		403,282
Total income		403,325

Expenses
Management fee	$ 65,880
Transfer agent fees	31,373
Distribution fees	19,800
Accounting fees and expenses	5,513
Custodian fees and expenses	2,626
Independent trustees' compensation	45
Registration fees	26,710
Audit	31,366
Legal	42
Miscellaneous	78
Total expenses before reductions	183,433
Expense reductions	(65,447)	117,986
Net investment income (loss)		285,339
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	301
Fidelity Central Funds	(1,314,339)
Futures contracts	(119,603)
Total net realized gain (loss)		(1,433,641)
Change in net unrealized appreciation (depreciation) on: Investment securities	(4,345,044)
Futures contracts	21,732
Total change in net unrealized appreciation (depreciation)		(4,323,312)
Net gain (loss)		(5,756,953)
Net increase (decrease) in net assets resulting from operations		$ (5,471,614)

Statement of Changes in Net Assets

	Six months ended March 31, 2009 (Unaudited)	For the period October 9, 2007 (commencement of operations) to September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 285,339	$ 304,088
Net realized gain (loss)	(1,433,641)	(226,652)
Change in net unrealized appreciation (depreciation)	(4,323,312)	(4,294,998)
Net increase (decrease) in net assets resulting from operations	(5,471,614)	(4,217,562)
Distributions to shareholders from net investment income	(387,880)	(36,701)
Share transactions - net increase (decrease)	1,928,558	34,337,378
Total increase (decrease) in net assets	(3,930,936)	30,083,115

Net Assets
Beginning of period	30,083,115	-
End of period (including undistributed net investment income of $129,296 and undistributed net investment income of $231,837, respectively)	$ 26,152,179	$ 30,083,115

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.17
Net realized and unrealized gain (loss)	(1.58)	(2.18)
Total from investment operations	(1.50)	(2.01)
Distributions from net investment income	(.10)	(.04)
Net asset value, end of period	$ 6.35	$ 7.95
Total Return B, C, D	(18.85)%	(20.16)%
Ratios to Average Net Assets H
Expenses before reductions	1.67% A	2.18% A
Expenses net of fee waivers, if any	1.10% A	1.16% A
Expenses net of all reductions	1.09% A	1.16% A
Net investment income (loss)	2.38% A	1.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,555	$ 3,135
Portfolio turnover rate F	54% A	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

Financial Highlights - Class T

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.93	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.15
Net realized and unrealized gain (loss)	(1.57)	(2.19)
Total from investment operations	(1.50)	(2.04)
Distributions from net investment income	(.10)	(.03)
Net asset value, end of period	$ 6.33	$ 7.93
Total ReturnB, C, D	(18.99)%	(20.42)%
Ratios to Average Net AssetsH
Expenses before reductions	1.94% A	2.34% A
Expenses net of fee waivers, if any	1.35% A	1.42% A
Expenses net of all reductions	1.34% A	1.42% A
Net investment income (loss)	2.13% A	1.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,867	$ 1,228
Portfolio turnover rateF	54% A	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.11
Net realized and unrealized gain (loss)	(1.56)	(2.19)
Total from investment operations	(1.51)	(2.08)
Distributions from net investment income	(.05)	(.02)
Net asset value, end of period	$ 6.34	$ 7.90
Total Return B, C, D	(19.12)%	(20.81)%
Ratios to Average Net Assets H
Expenses before reductions	2.43% A	2.85% A
Expenses net of fee waivers, if any	1.85% A	1.92% A
Expenses net of all reductions	1.84% A	1.92% A
Net investment income (loss)	1.63% A	1.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 953	$ 1,074
Portfolio turnover rate F	54% A	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

Financial Highlights - Class C

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.11
Net realized and unrealized gain (loss)	(1.57)	(2.19)
Total from investment operations	(1.52)	(2.08)
Distributions from net investment income	(.05)	(.02)
Net asset value, end of period	$ 6.33	$ 7.90
Total ReturnB, C, D	(19.21)%	(20.81)%
Ratios to Average Net Assets H
Expenses before reductions	2.40% A	2.80% A
Expenses net of fee waivers, if any	1.85% A	1.91% A
Expenses net of all reductions	1.85% A	1.91% A
Net investment income (loss)	1.62% A	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,218	$ 1,643
Portfolio turnover rate F	54% A	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 9, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 60%

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 7.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.19
Net realized and unrealized gain (loss)	(1.58)	(2.18)
Total from investment operations	(1.49)	(1.99)
Distributions from net investment income	(.12)	(.05)
Net asset value, end of period	$ 6.35	$ 7.96
Total Return B, C	(18.79)%	(20.03)%
Ratios to Average Net Assets G
Expenses before reductions	1.40% A	1.87% A
Expenses net of fee waivers, if any	.85% A	.89% A
Expenses net of all reductions	.85% A	.89% A
Net investment income (loss)	2.62% A	2.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,068	$ 22,212
Portfolio turnover rate E	54% A	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

Financial Highlights - Institutional Class

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 7.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.20
Net realized and unrealized gain (loss)	(1.58)	(2.19)
Total from investment operations	(1.49)	(1.99)
Distributions from net investment income	(.12)	(.05)
Net asset value, end of period	$ 6.35	$ 7.96
Total ReturnB, C	(18.79)%	(20.03)%
Ratios to Average Net Assets G
Expenses before reductions	1.34% A	1.86% A
Expenses net of fee waivers, if any	.85% A	.94% A
Expenses net of all reductions	.85% A	.93% A
Net investment income (loss)	2.62% A	2.22% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 491	$ 792
Portfolio turnover rate E	54% A	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 9, 2007 (commencement of operations) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 70%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.
Top Ten Stocks as of March 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Procter & Gamble Co.	1.0	1.1
Hewlett-Packard Co.	0.8	0.0
The Coca-Cola Co.	0.6	0.7
QUALCOMM, Inc.	0.6	0.3
PepsiCo, Inc.	0.6	0.6
General Electric Co.	0.6	0.8
Medco Health Solutions, Inc.	0.5	0.1
CVS Caremark Corp.	0.5	0.5
Microsoft Corp.	0.5	0.1
Schering-Plough Corp.	0.5	0.0
	6.3
Asset Allocation (% of fund's net assets)
As of March 31, 2009	As of September 30, 2008
Stock Class and Equity Futures 68.6%	Stock Class and Equity Futures 71.1%
Bond Class 28.6%	Bond Class 27.7%
Short-Term Class 2.8%	Short-Term Class 1.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 70%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2009
% of fund's net assets
Equity Central Funds
Fidelity Information Technology Central Fund	10.5
Fidelity Health Care Central Fund	8.9
Fidelity International Equity Central Fund	8.1
Fidelity Financials Central Fund	7.4
Fidelity Consumer Staples Central Fund	6.8
Fidelity Industrials Central Fund	6.8
Fidelity Consumer Discretionary Central Fund	6.5
Fidelity Energy Central Fund	6.5
Fidelity Materials Central Fund	2.5
Fidelity Utilities Central Fund	2.5
Fidelity Telecom Services Central Fund	2.3
Fidelity Emerging Markets Equity Central Fund	1.1
Total Equity Central Funds	69.9
Fixed-Income Central Funds
Investment Grade Fixed-Income Funds	23.4
High Yield Fixed-Income Funds	5.7
Total Fixed-Income Central Funds	29.1
Money Market Central Funds	1.1
Net Other Assets	(0.1)
Total	100.0

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds was 20.7% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 70%

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 69.9%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	1,696,006	$ 116,498,634
Fidelity Consumer Staples Central Fund (b)	1,370,814	121,659,740
Fidelity Emerging Markets Equity Central Fund (b)	184,178	19,158,246
Fidelity Energy Central Fund (b)	1,734,174	115,912,172
Fidelity Financials Central Fund (b)	3,770,378	133,471,398
Fidelity Health Care Central Fund (b)	1,985,418	159,468,771
Fidelity Industrials Central Fund (b)	1,818,928	121,395,273
Fidelity Information Technology Central Fund (b)	2,488,589	188,908,763
Fidelity International Equity Central Fund (b)	3,223,825	145,716,907
Fidelity Materials Central Fund (b)	555,813	44,170,466
Fidelity Telecom Services Central Fund (b)	530,398	40,702,771
Fidelity Utilities Central Fund (b)	601,381	44,039,113
TOTAL EQUITY CENTRAL FUNDS (Cost $2,060,420,517)		1,251,102,254
Fixed-Income Central Funds - 29.1%

Investment Grade Fixed-Income Funds - 23.4%
Fidelity Tactical Income Central Fund (b)	4,898,194	418,060,829
High Yield Fixed-Income Funds - 5.7%
Fidelity Floating Rate Central Fund (b)	474,999	33,786,682
Fidelity High Income Central Fund 1 (b)	938,097	68,340,383
TOTAL HIGH YIELD FIXED-INCOME FUNDS		102,127,065
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $608,347,402)		520,187,894
Money Market Central Funds - 1.1%
	Shares	Value
Fidelity Cash Central Fund, 0.52% (a)	19,786,339	$ 19,786,339
Fidelity Money Market Central Fund, 1.36% (a)	56,119	56,119
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $19,842,458)		19,842,458
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $2,688,610,377)		1,791,132,606
NET OTHER ASSETS - (0.1)%		(1,116,353)
NET ASSETS - 100%		$ 1,790,016,253
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 157,275
Fidelity Consumer Discretionary Central Fund	1,219,550
Fidelity Consumer Staples Central Fund	1,702,670
Fidelity Emerging Markets Equity Central Fund	82,887
Fidelity Energy Central Fund	728,095
Fidelity Financials Central Fund	2,989,833
Fidelity Floating Rate Central Fund	1,993,757
Fidelity Health Care Central Fund	1,376,406
Fidelity High Income Central Fund 1	2,729,272
Fidelity Industrials Central Fund	1,611,081
Fidelity Information Technology Central Fund	813,221
Fidelity International Equity Central Fund	1,502,716
Fidelity Materials Central Fund	491,736
Fidelity Money Market Central Fund	51,977
Fidelity Tactical Income Central Fund	12,480,728
Fidelity Telecom Services Central Fund	373,791
Fidelity Utilities Central Fund	870,573
Total	$ 31,175,568
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non-Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 158,562,571	$ 2,147,753	$ 3,038,019	$ 116,498,634	27.9%
Fidelity Consumer Staples Central Fund	159,972,498	1,783,025	3,454,170	121,659,740	27.9%
Fidelity Emerging Markets Equity Central Fund	-	18,452,681	35,778	19,158,246	20.4%
Fidelity Energy Central Fund	169,988,020	21,623,087	3,327,687	115,912,172	27.9%
Fidelity Financials Central Fund	247,762,683	5,653,181	3,607,232	133,471,398	27.9%
Fidelity Floating Rate Central Fund	79,120,080	4,622,390	35,930,876	33,786,682	1.5%
Fidelity Health Care Central Fund	199,695,136	3,282,925	4,436,674	159,468,771	27.9%
Fidelity High Income Central Fund 1	49,300,279	26,421,090	135,949	68,340,383	17.6%
Fidelity Industrials Central Fund	186,734,449	8,802,841	3,267,141	121,395,273	27.9%
Fidelity Information Technology Central Fund	232,695,598	16,204,215	5,057,080	188,908,763	27.9%
Fidelity International Equity Central Fund	213,497,810	2,265,506	286,237	145,716,907	34.5%
Fidelity Materials Central Fund	56,702,977	5,058,461	1,160,698	44,170,466	27.9%
Fidelity Tactical Income Central Fund	500,674,871	12,650,987	71,546,406	418,060,829	12.4%
Fidelity Telecom Services Central Fund	46,819,800	1,814,461	1,118,704	40,702,771	27.9%
Fidelity Utilities Central Fund	57,097,620	889,251	1,582,776	44,039,113	27.9%
Total	$ 2,358,624,392	$ 131,671,854	$ 137,985,427	$ 1,771,290,148
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,791,132,606	$ 1,791,132,606	$ -	$ -
The information in the following tables is based on the combined investment of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	11.5%
AAA,AA,A	6.1%
BBB	4.6%
BB	2.8%
B	2.6%
CCC,CC,C	0.5%
D	0.0%†
Not Rated	0.2%
Equities	69.7%
Short-Term Investments and Net Other Assets	2.0%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	79.3%
United Kingdom	2.7%
Switzerland	2.3%
Bermuda	2.2%
Japan	1.8%
Germany	1.4%
Netherlands	1.1%
France	1.0%
Others (individually less than 1%)	8.2%
100.0%
†Amount represents less than 0.1%.
Income Tax Information

At September 30, 2008, the fund had a capital loss carryforward of approximately $100,045,622 of which $82,273,070 and $17,772,552 will expire on September 30, 2011 and 2016, respectively. The capital loss carryforwards expiring September 30, 2016 was acquired from Fidelity Advisor Asset Manager 70% Fund. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The fund intends to elect to defer to its fiscal year ending September 30, 2009 approximately $171,539,364 of losses recognized during the period November 1, 2007 to September 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 70%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $2,688,610,377) - See accompanying schedule:		$ 1,791,132,606
Cash		2,753
Receivable for investments sold		2,153,424
Receivable for fund shares sold		1,248,286
Dividends receivable		12,932
Distributions receivable from Fidelity Central Funds		2,591,392
Prepaid expenses		15,905
Other receivables		187,949
Total assets		1,797,345,247

Liabilities
Payable for investments purchased	$ 2,585,421
Payable for fund shares redeemed	3,302,426
Accrued management fee	812,660
Transfer agent fee payable	433,321
Distribution fees payable	62,681
Other affiliated payables	56,972
Other payables and accrued expenses	75,513
Total liabilities		7,328,994

Net Assets		$ 1,790,016,253
Net Assets consist of:
Paid in capital		$ 2,962,027,254
Undistributed net investment income		9,385,435
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(283,919,007)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(897,477,429)
Net Assets		$ 1,790,016,253

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($63,984,494 ÷ 6,246,631 shares)		$ 10.24

Maximum offering price per share (100/94.25 of $10.24)		$ 10.86
Class T: Net Asset Value and redemption price per share ($34,608,842 ÷ 3,380,732 shares)		$ 10.24

Maximum offering price per share (100/96.50 of $10.24)		$ 10.61
Class B: Net Asset Value and offering price per share ($14,591,968 ÷ 1,427,089 shares)A		$ 10.22

Class C: Net Asset Value and offering price per share ($25,228,488 ÷ 2,467,701 shares)A		$ 10.22

Asset Manager 70%: Net Asset Value, offering price and redemption price per share ($1,631,874,871 ÷ 159,219,195 shares)		$ 10.25

Institutional Class: Net Asset Value, offering price and redemption price per share ($19,727,590 ÷ 1,924,681 shares)		$ 10.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 70%
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2009 (Unaudited)

Investment Income
Interest		$ 5,151
Income from Fidelity Central Funds		31,175,568
Total income		31,180,719

Expenses
Management fee	$ 5,333,891
Transfer agent fees	2,568,717
Distribution fees	404,280
Accounting and security lending fees	366,827
Custodian fees and expenses	2,675
Independent trustees' compensation	3,958
Depreciation in deferred trustee compensation account	(1,030)
Registration fees	187,042
Audit	45,619
Legal	15,449
Miscellaneous	16,041
Total expenses before reductions	8,943,469
Expense reductions	(114,313)	8,829,156
Net investment income (loss)		22,351,563
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,191,910
Fidelity Central Funds	(29,544,967)
Futures contracts	(13,233,029)
Total net realized gain (loss)		(33,586,086)
Change in net unrealized appreciation (depreciation) on: Investment securities	(551,491,413)
Assets and liabilities in foreign currencies	(536)
Futures contracts	2,377,530
Total change in net unrealized appreciation (depreciation)		(549,114,419)
Net gain (loss)		(582,700,505)
Net increase (decrease) in net assets resulting from operations		$ (560,348,942)

Statement of Changes in Net Assets

	Six months ended March 31, 2009 (Unaudited)	Year ended September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,351,563	$ 58,379,001
Net realized gain (loss)	(33,586,086)	(21,106,617)
Change in net unrealized appreciation (depreciation)	(549,114,419)	(689,432,540)
Net increase (decrease) in net assets resulting from operations	(560,348,942)	(652,160,156)
Distributions to shareholders from net investment income	(54,439,793)	(72,024,349)
Distributions to shareholders from net realized gain	-	(3,513,384)
Total distributions	(54,439,793)	(75,537,733)
Share transactions - net increase (decrease)	(93,138,018)	(36,451,983)
Total increase (decrease) in net assets	(707,926,752)	(764,149,872)

Net Assets
Beginning of period	2,497,943,006	3,262,092,878
End of period (including undistributed net investment income of $9,385,435 and undistributed net investment income of $41,473,665, respectively)	$ 1,790,016,253	$ 2,497,943,006

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.11	- J
Net realized and unrealized gain (loss)	(3.19)	(.52)
Total from investment operations	(3.08)	(.52)
Distributions from net investment income	(.30)	-
Net asset value, end of period	$ 10.24	$ 13.62
Total Return B, C, D	(22.66)%	(3.68)%
Ratios to Average Net Assets H
Expenses before reductions	1.20% A	1.31% A
Expenses net of fee waivers, if any	1.20% A	1.25% A
Expenses net of all reductions	1.18% A	1.24% A
Net investment income (loss)	2.12% A	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 63,984	$ 89,034
Portfolio turnover rate F	14% A	14% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

Financial Highlights - Class T

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.10	- J
Net realized and unrealized gain (loss)	(3.19)	(.52)
Total from investment operations	(3.09)	(.52)
Distributions from net investment income	(.29)	-
Net asset value, end of period	$ 10.24	$ 13.62
Total ReturnB, C, D	(22.72)%	(3.68)%
Ratios to Average Net Assets H
Expenses before reductions	1.46% A	1.56% A
Expenses net of fee waivers, if any	1.46% A	1.50% A
Expenses net of all reductions	1.44% A	1.49% A
Net investment income (loss)	1.87% A	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,609	$ 52,478
Portfolio turnover rate F	14% A	14% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.07	- J
Net realized and unrealized gain (loss)	(3.19)	(.52)
Total from investment operations	(3.12)	(.52)
Distributions from net investment income	(.28)	-
Net asset value, end of period	$ 10.22	$ 13.62
Total ReturnB, C, D	(22.98)%	(3.68)%
Ratios to Average Net Assets H
Expenses before reductions	1.95% A	2.06% A
Expenses net of fee waivers, if any	1.95% A	2.00% A
Expenses net of all reductions	1.93% A	1.99% A
Net investment income (loss)	1.38% A	.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,592	$ 23,526
Portfolio turnover rate F	14% A	14% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

Financial Highlights - Class C

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.07	- J
Net realized and unrealized gain (loss)	(3.19)	(.52)
Total from investment operations	(3.12)	(.52)
Distributions from net investment income	(.28)	-
Net asset value, end of period	$ 10.22	$ 13.62
Total ReturnB, C, D	(22.97)%	(3.68)%
Ratios to Average Net Assets H
Expenses before reductions	1.95% A	2.07% A
Expenses net of fee waivers, if any	1.95% A	2.00% A
Expenses net of all reductions	1.94% A	1.99% A
Net investment income (loss)	1.37% A	.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,228	$ 37,762
Portfolio turnover rate F	14% A	14% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 70%

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 13.62	$ 17.78	$ 15.82	$ 14.94	$ 14.10	$ 13.47
Income from Investment Operations
Net investment income (loss) D	.13	.33	.38	.34	.31 F	.25
Net realized and unrealized gain (loss)	(3.19)	(4.06)	1.97	.84	.85	.69
Total from investment operations	(3.06)	(3.73)	2.35	1.18	1.16	.94
Distributions from net investment income	(.31)	(.41)	(.39)	(.29)	(.32)	(.31)
Distributions from net realized gain	-	(.02)	-	(.01)	-	-
Total distributions	(.31)	(.43)	(.39)	(.30)	(.32)	(.31)
Net asset value, end of period	$ 10.25	$ 13.62	$ 17.78	$ 15.82	$ 14.94	$ 14.10
Total Return B, C	(22.52)%	(21.46)%	15.07%	7.98%	8.28%	6.99%
Ratios to Average Net Assets G
Expenses before reductions	.90% A	.79%	.80%	.81%	.82%	.83%
Expenses net of fee waivers, if any	.90% A	.79%	.80%	.81%	.82%	.83%
Expenses net of all reductions	.89% A	.78%	.78%	.79%	.80%	.82%
Net investment income (loss)	2.42% A	2.07%	2.26%	2.20%	2.11% F	1.77%
Supplemental Data
Net assets, end of period (in millions)	$ 1,632	$ 2,269	$ 3,262	$ 3,137	$ 3,284	$ 3,588
Portfolio turnover rateE	14% A	14% I	14%	82% H	37% H	67%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.73%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I The portfolio turnover rate does not include the assets acquired in the merger.

Financial Highlights - Institutional Class

Six months ended March 31, 2009

Year ended September 30,

(Unaudited)

2008 F

Selected Per-Share Data
Net asset value, beginning of period	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) D	.13	- I
Net realized and unrealized gain (loss)	(3.19)	(.52)
Total from investment operations	(3.06)	(.52)
Distributions from net investment income	(.31)	-
Net asset value, end of period	$ 10.25	$ 13.62
Total Return B, C	(22.53)%	(3.68)%
Ratios to Average Net Assets G
Expenses before reductions	.93% A	1.06% A
Expenses net of fee waivers, if any	.93% A	1.00% A
Expenses net of all reductions	.92% A	.99% A
Net investment income (loss)	2.39% A	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,728	$ 25,717
Portfolio turnover rate E	14% A	14% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

H The portfolio turnover rate does not include the assets acquired in the merger.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 85%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.
Top Ten Stocks as of March 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Procter & Gamble Co.	1.1	1.2
Hewlett-Packard Co.	0.9	0.0
The Coca-Cola Co.	0.7	0.7
QUALCOMM, Inc.	0.7	0.3
PepsiCo, Inc.	0.7	0.6
Nestle SA (Reg.)	0.7	0.7
General Electric Co.	0.7	0.9
Medco Health Solutions, Inc.	0.6	0.1
CVS Caremark Corp.	0.6	0.6
Microsoft Corp.	0.6	0.1
	7.3
Asset Allocation (% of fund's net assets)
As of March 31, 2009	As of September 30, 2008
Stock Class and Equity Futures 83.2%	Stock Class and Equity Futures 85.1%
Bond Class 14.3%	Bond Class 12.4%
Short-Term Class 2.5%	Short-Term Class 2.5%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 85%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2009
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	13.2
Fidelity Information Technology Central Fund	12.3
Fidelity Health Care Central Fund	10.3
Fidelity Financials Central Fund	8.7
Fidelity Consumer Staples Central Fund	7.9
Fidelity Industrials Central Fund	7.9
Fidelity Consumer Discretionary Central Fund	7.5
Fidelity Energy Central Fund	7.5
Fidelity Materials Central Fund	2.9
Fidelity Utilities Central Fund	2.9
Fidelity Telecom Services Central Fund	2.6
Fidelity Emerging Markets Equity Central Fund	1.0
Total Equity Central Funds	84.7
Fixed-Income Central Funds
Investment Grade Fixed-Income Funds	8.2
High Yield Fixed-Income Funds	6.4
Total Fixed-Income Central Funds	14.6
Money Market Central Funds	0.8
Net Other Assets	(0.1)
Total	100.0

At period end, foreign investments, including the Fund's pro-rata share of the underlying Central Funds, was 26.2% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 85%

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 84.7%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (b)	370,088	$ 25,421,338
Fidelity Consumer Staples Central Fund (b)	299,623	26,591,561
Fidelity Emerging Markets Equity Central Fund (b)	33,933	3,529,704
Fidelity Energy Central Fund (b)	379,553	25,369,316
Fidelity Financials Central Fund (b)	823,491	29,151,564
Fidelity Health Care Central Fund (b)	434,076	34,865,024
Fidelity Industrials Central Fund (b)	396,985	26,494,785
Fidelity Information Technology Central Fund (b)	544,056	41,299,311
Fidelity International Equity Central Fund (b)	981,294	44,354,492
Fidelity Materials Central Fund (b)	121,289	9,638,843
Fidelity Telecom Services Central Fund (b)	115,878	8,892,458
Fidelity Utilities Central Fund (b)	131,560	9,634,170
TOTAL EQUITY CENTRAL FUNDS (Cost $467,851,335)		285,242,566
Fixed-Income Central Funds - 14.6%

Investment Grade Fixed-Income Funds - 8.2%
Fidelity Tactical Income Central Fund (b)	324,109	27,662,696
High Yield Fixed-Income Funds - 6.4%
Fidelity High Income Central Fund 1 (b)	297,851	21,698,471
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $54,723,915)		49,361,167
Money Market Central Funds - 0.8%
	Shares	Value
Fidelity Cash Central Fund, 0.52% (a) (Cost $2,563,391)	2,563,391	$ 2,563,391
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $525,138,641)		337,167,124
NET OTHER ASSETS - (0.1)%		(336,522)
NET ASSETS - 100%		$ 336,830,602
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 69,128
Fidelity Consumer Discretionary Central Fund	261,745
Fidelity Consumer Staples Central Fund	365,823
Fidelity Emerging Markets Equity Central Fund	15,138
Fidelity Energy Central Fund	155,956
Fidelity Financials Central Fund	641,842
Fidelity Health Care Central Fund	295,354
Fidelity High Income Central Fund 1	916,508
Fidelity Industrials Central Fund	344,414
Fidelity Information Technology Central Fund	174,140
Fidelity International Equity Central Fund	427,306
Fidelity Materials Central Fund	105,226
Fidelity Tactical Income Central Fund	711,040
Fidelity Telecom Services Central Fund	79,736
Fidelity Utilities Central Fund	186,374
Total	$ 4,749,730
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non-Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 32,363,171	$ 2,810,902	$ 1,126,024	$ 25,421,338	6.1%
Fidelity Consumer Staples Central Fund	32,650,885	2,953,665	1,241,019	26,591,561	6.1%
Fidelity Emerging Markets Equity Central Fund	-	3,396,853	1,440	3,529,704	3.8%
Fidelity Energy Central Fund	34,680,962	7,120,029	1,226,506	25,369,316	6.1%
Fidelity Financials Central Fund	50,569,247	4,807,011	1,511,084	29,151,564	6.1%
Fidelity Health Care Central Fund	40,758,469	3,919,802	1,578,520	34,865,024	6.1%
Fidelity High Income Central Fund 1	5,470,107	17,538,341	9,360	21,698,471	5.6%
Fidelity Industrials Central Fund	38,113,161	4,593,299	1,252,960	26,494,785	6.1%
Fidelity Information Technology Central Fund	47,494,035	7,083,845	1,823,148	41,299,311	6.1%
Fidelity International Equity Central Fund	59,185,813	4,359,180	18,721	44,354,492	10.5%
Fidelity Materials Central Fund	11,573,244	1,918,481	422,737	9,638,843	6.1%
Fidelity Tactical Income Central Fund	36,391,037	4,027,695	11,390,784	27,662,696	0.8%
Fidelity Telecom Services Central Fund	9,556,098	1,119,055	382,669	8,892,458	6.1%
Fidelity Utilities Central Fund	11,653,791	1,051,378	443,357	9,634,170	6.1%
Total	$ 410,460,020	$ 66,699,536	$ 22,428,329	$ 334,603,733
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 337,167,124	$ 337,167,124	$ -	$ -
The information in the following tables is based on the combined investment of the Fund and its pro-rata share of the investments of Fidelity's Equity and Fixed-Income Central Funds.
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	4.0%
AAA,AA,A	2.7%
BBB	1.1%
BB	2.7%
B	3.0%
CCC,CC,C	0.7%
D	0.0%†
Not Rated	0.0%†
Equities	83.6%
Short-Term Investments and Net Other Assets	2.2%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	73.8%
United Kingdom	3.8%
Switzerland	2.9%
Japan	2.7%
Bermuda	2.4%
Germany	1.8%
France	1.5%
Netherlands	1.4%
Cayman Islands	1.0%
Others (individually less than 1%)	8.7%
100.0%
†Amount represents less than 0.1%.
Income Tax Information
At September 30, 2008, the fund had a capital loss carryforward of approximately $36,329,826 all of which will expire on September 30, 2011.
The fund intends to elect to defer to its fiscal year ending September 30, 2009 approximately $49,933,286 of losses recognized during the period November 1, 2007 to September 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 85%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009 (Unaudited)

Assets
Investments in securities, at value (cost $525,138,641) - See accompanying schedule		$ 337,167,124
Cash		94
Receivable for investments sold		142,252
Receivable for fund shares sold		567,062
Dividends receivable		27,307
Distributions receivable from Fidelity Central Funds		287,462
Prepaid expenses		2,892
Other receivables		3,156
Total assets		338,197,349

Liabilities
Payable for investments purchased	$ 725,581
Payable for fund shares redeemed	347,645
Accrued management fee	150,279
Transfer agent fee payable	95,588
Distribution fees payable	8,355
Other affiliated payables	10,308
Other payables and accrued expenses	28,991
Total liabilities		1,366,747

Net Assets		$ 336,830,602
Net Assets consist of:
Paid in capital		$ 609,572,940
Undistributed net investment income		1,138,977
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(85,912,022)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(187,969,293)
Net Assets		$ 336,830,602

Statement of Assets and Liabilities - continued

March 31, 2009 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($12,962,666 ÷ 1,635,076 shares)	$ 7.93

Maximum offering price per share (100/94.25 of $7.93)	$ 8.41
Class T: Net Asset Value and redemption price per share ($3,257,708 ÷ 411,834 shares)	$ 7.91

Maximum offering price per share (100/96.50 of $7.91)	$ 8.20
Class B: Net Asset Value and offering price per share ($1,913,918 ÷ 242,259 shares)A	$ 7.90

Class C: Net Asset Value and offering price per share ($3,913,749 ÷ 496,307 shares)A	$ 7.89

Asset Manager 85%: Net Asset Value, offering price and redemption price per share ($313,847,176 ÷ 39,414,723 shares)	$ 7.96

Institutional Class: Net Asset Value, offering price and redemption price per share ($935,385 ÷ 117,592 shares)	$ 7.95

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2009 (Unaudited)

Investment Income
Interest		$ 1,644
Income from Fidelity Central Funds		4,749,730
Total income		4,751,374

Expenses
Management fee	$ 976,259
Transfer agent fees	542,455
Distribution fees	51,177
Accounting and security lending fees	66,978
Custodian fees and expenses	2,538
Independent trustees' compensation	727
Registration fees	33,958
Audit	46,648
Legal	1,198
Miscellaneous	2,870
Total expenses before reductions	1,724,808
Expense reductions	(13,499)	1,711,309
Net investment income (loss)		3,040,065
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	853,163
Fidelity Central Funds	(2,261,726)
Foreign currency transactions	(6,309)
Futures contracts	(5,201,232)
Total net realized gain (loss)		(6,616,104)
Change in net unrealized appreciation (depreciation) on: Investment securities	(117,870,253)
Assets and liabilities in foreign currencies	(973)
Futures contracts	934,495
Total change in net unrealized appreciation (depreciation)		(116,936,731)
Net gain (loss)		(123,552,835)
Net increase (decrease) in net assets resulting from operations		$ (120,512,770)

Statement of Changes in Net Assets

	Six months ended March 31, 2009 (Unaudited)	Year ended September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,040,065	$ 8,424,465
Net realized gain (loss)	(6,616,104)	(12,035,813)
Change in net unrealized appreciation (depreciation)	(116,936,731)	(147,035,741)
Net increase (decrease) in net assets resulting from operations	(120,512,770)	(150,647,089)
Distributions to shareholders from net investment income	(7,455,362)	(9,363,481)
Distributions to shareholders from net realized gain	-	(1,224,803)
Total distributions	(7,455,362)	(10,588,284)
Share transactions - net increase (decrease)	(410,054)	35,772,420
Total increase (decrease) in net assets	(128,378,186)	(125,462,953)

Net Assets
Beginning of period	465,208,788	590,671,741
End of period (including undistributed net investment income of $1,138,977 and undistributed net investment income of $5,554,274, respectively)	$ 336,830,602	$ 465,208,788

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.94	$ 14.77	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.06	.17	.19
Net realized and unrealized gain (loss)	(2.90)	(3.74)	2.05
Total from investment operations	(2.84)	(3.57)	2.24
Distributions from net investment income	(.17)	(.23)	(.20)
Distributions from net realized gain	-	(.03)	(.02)
Total distributions	(.17)	(.26)	(.22)
Net asset value, end of period	$ 7.93	$ 10.94	$ 14.77
Total Return B, C, D	(26.02)%	(24.59)%	17.78%
Ratios to Average Net Assets H
Expenses before reductions	1.21% A	1.13%	1.14% A
Expenses net of fee waivers, if any	1.21% A	1.13%	1.14% A
Expenses net of all reductions	1.21% A	1.12%	1.12% A
Net investment income (loss)	1.55% A	1.28%	1.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,963	$ 12,887	$ 7,348
Portfolio turnover rate F	13% A	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

Financial Highlights - Class T

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.91	$ 14.74	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.05	.13	.15
Net realized and unrealized gain (loss)	(2.90)	(3.73)	2.06
Total from investment operations	(2.85)	(3.60)	2.21
Distributions from net investment income	(.15)	(.20)	(.20)
Distributions from net realized gain	-	(.03)	(.02)
Total distributions	(.15)	(.23)	(.22)
Net asset value, end of period	$ 7.91	$ 10.91	$ 14.74
Total Return B, C, D	(26.17)%	(24.76)%	17.46%
Ratios to Average Net Assets H
Expenses before reductions	1.47% A	1.38%	1.42% A
Expenses net of fee waivers, if any	1.47% A	1.38%	1.42% A
Expenses net of all reductions	1.46% A	1.37%	1.41% A
Net investment income (loss)	1.29% A	1.02%	1.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,258	$ 4,090	$ 1,792
Portfolio turnover rate F	13% A	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 14.69	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.03	.06	.08
Net realized and unrealized gain (loss)	(2.88)	(3.72)	2.07
Total from investment operations	(2.85)	(3.66)	2.15
Distributions from net investment income	(.09)	(.16)	(.19)
Distributions from net realized gain	-	(.03)	(.02)
Total distributions	(.09)	(.19)	(.21)
Net asset value, end of period	$ 7.90	$ 10.84	$ 14.69
Total Return B, C, D	(26.31)%	(25.21)%	16.98%
Ratios to Average Net Assets H
Expenses before reductions	1.97% A	1.93%	1.93% A
Expenses net of fee waivers, if any	1.97% A	1.93%	1.93% A
Expenses net of all reductions	1.96% A	1.92%	1.92% A
Net investment income (loss)	.79% A	.47%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,914	$ 2,452	$ 1,632
Portfolio turnover rate F	13% A	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

Financial Highlights - Class C

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 10.82	$ 14.67	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.03	.07	.08
Net realized and unrealized gain (loss)	(2.87)	(3.71)	2.06
Total from investment operations	(2.84)	(3.64)	2.14
Distributions from net investment income	(.09)	(.18)	(.20)
Distributions from net realized gain	-	(.03)	(.02)
Total distributions	(.09)	(.21)	(.22)
Net asset value, end of period	$ 7.89	$ 10.82	$ 14.67
Total Return B, C, D	(26.31)%	(25.16)%	16.90%
Ratios to Average Net Assets H
Expenses before reductions	1.97% A	1.90%	1.91% A
Expenses net of fee waivers, if any	1.97% A	1.90%	1.91% A
Expenses net of all reductions	1.96% A	1.89%	1.90% A
Net investment income (loss)	.79% A	.51%	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,914	$ 5,017	$ 3,194
Portfolio turnover rate F	13% A	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 85%

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.99	$ 14.81	$ 12.79	$ 11.69	$ 10.29	$ 9.26
Income from Investment Operations
Net investment income (loss) D	.07	.20	.23	.18	.06 F	.05
Net realized and unrealized gain (loss)	(2.92)	(3.76)	2.02	.98	1.40	1.04
Total from investment operations	(2.85)	(3.56)	2.25	1.16	1.46	1.09
Distributions from net investment income	(.18)	(.23)	(.21)	(.06)	(.06)	(.06)
Distributions from net realized gain	-	(.03)	(.02)	-	-	-
Total distributions	(.18)	(.26)	(.23)	(.06)	(.06)	(.06)
Net asset value, end of period	$ 7.96	$ 10.99	$ 14.81	$ 12.79	$ 11.69	$ 10.29
Total Return B, C	(25.97)%	(24.43)%	17.77%	9.95%	14.22%	11.79%
Ratios to Average Net Assets G
Expenses before reductions	.97% A	.87%	.89%	.91%	.92%	.94%
Expenses net of fee waivers, if any	.97% A	.87%	.87%	.91%	.92%	.94%
Expenses net of all reductions	.96% A	.86%	.86%	.87%	.89%	.91%
Net investment income (loss)	1.79% A	1.54%	1.62%	1.50%	.53% F	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 313,847	$ 440,040	$ 576,458	$ 448,831	$ 403,221	$ 352,600
Portfolio turnover rate E	13% A	20%	31%	187% H	71% H	86%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .39%.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

H Portfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights - Institutional Class

Six months ended March 31, 2009

Years ended September 30,

(Unaudited)

2008

2007 F

Selected Per-Share Data
Net asset value, beginning of period	$ 11.00	$ 14.82	$ 12.75
Income from Investment Operations
Net investment income (loss) D	.08	.21	.23
Net realized and unrealized gain (loss)	(2.92)	(3.76)	2.07
Total from investment operations	(2.84)	(3.55)	2.30
Distributions from net investment income	(.21)	(.24)	(.21)
Distributions from net realized gain	-	(.03)	(.02)
Total distributions	(.21)	(.27)	(.23)
Net asset value, end of period	$ 7.95	$ 11.00	$ 14.82
Total Return B, C	(25.94)%	(24.35)%	18.24%
Ratios to Average Net Assets G
Expenses before reductions	.83% A	.78%	.82% A
Expenses net of fee waivers, if any	.83% A	.78%	.82% A
Expenses net of all reductions	.82% A	.77%	.81% A
Net investment income (loss)	1.93% A	1.62%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 935	$ 724	$ 247
Portfolio turnover rate E	13% A	20%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2009 (Unaudited)

1. Organization.

Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class T, Class B, Class C, Asset Manager and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of each Fund. These strategies are consistent with the investment objectives of each Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund. The following summarizes the Funds' investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Equity Sector Central Funds	Fidelity Management & Research Company, Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Repurchase Agreements Restricted Securities	less than .01% to .01%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Repurchase Agreements	.10%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non- U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Repurchase Agreements	.03%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	less than .01%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	less than .01%
Fidelity Tactical Income Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Swap Agreements Repurchase Agreements Restricted Securities	.01%
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Semiannual Report

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each Fund's investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Funds adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of March 31, 2009, for each Fund's investments is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses of the Fidelity Central Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's net asset value. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .10%.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Asset Manager 50% and Fidelity Asset Manager 70%, Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Asset Manager 20%	$ 2,137,021,657	$ 781,026	$ (333,893,992)	$ (333,112,966)
Fidelity Asset Manager 30%	42,675,735	185,543	(6,798,620)	(6,613,077)
Fidelity Asset Manager 40%	29,782,711	96,952	(5,582,151)	(5,485,199)
Fidelity Asset Manager 50%	6,326,941,655	4,939,156	(1,576,791,311)	(1,571,852,155)
Fidelity Asset Manager 60%	34,802,851	257,415	(8,875,725)	(8,618,310)
Fidelity Asset Manager 70%	2,688,610,377	1,112,390	(898,590,161)	(897,477,771)
Fidelity Asset Manager 85%	525,138,641	449,823	(188,421,340)	(187,971,517)

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for reporting periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Funds invest in derivative instruments, the accounting treatment and the effect derivatives have on financial performance.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. Certain Funds may use futures contracts to manage their exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%	152,193,784	155,639,145
Fidelity Asset Manager 30%	11,337,458	943,107
Fidelity Asset Manager 40%	10,193,393	869,873
Fidelity Asset Manager 50%	469,945,878	483,938,325
Fidelity Asset Manager 60%	10,096,786	6,027,057
Fidelity Asset Manager 70%	131,671,854	137,985,427
Fidelity Asset Manager 85%	66,699,536	22,428,329

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Asset Manager 20%	.30%	.12%	.42%
Fidelity Asset Manager 30%	.30%	.12%	.42%
Fidelity Asset Manager 40%	.30%	.12%	.42%
Fidelity Asset Manager 50%	.25%	.27%	.52%
Fidelity Asset Manager 60%	.30%	.27%	.57%
Fidelity Asset Manager 70%	.30%	.27%	.57%
Fidelity Asset Manager 85%	.30%	.27%	.57%

FMR pays a portion of the management fees received from the Funds to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Fidelity Asset Manager 20%	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	.00%	.25%	$ 11,657	$ 1,977
Class T	.25%	.25%	12,268	26
Class B	.75%	.25%	10,075	7,567
Class C	.75%	.25%	18,752	7,254
			$ 52,752	$ 16,824
Fidelity Asset Manager 30%
Class A	.00%	.25%	$ 1,743	$ 70
Class T	.25%	.25%	2,582	119
Class B	.75%	.25%	2,323	1,840
Class C	.75%	.25%	6,691	5,434
			$ 13,339	$ 7,463
Fidelity Asset Manager 40%
Class A	.00%	.25%	$ 4,926	$ 1,949
Class T	.25%	.25%	4,154	2,373
Class B	.75%	.25%	5,515	5,375
Class C	.75%	.25%	5,895	5,310
			$ 20,490	$ 15,007
Fidelity Asset Manager 50%
Class A	.00%	.25%	$ 12,134	$ 1,576
Class T	.25%	.25%	11,485	22
Class B	.75%	.25%	8,565	6,427
Class C	.75%	.25%	20,003	8,345
			$ 52,187	$ 16,370
Fidelity Asset Manager 60%
Class A	.00%	.25%	$ 3,833	$ 1,445
Class T	.25%	.25%	4,458	931
Class B	.75%	.25%	4,783	4,122
Class C	.75%	.25%	6,726	4,019
			$ 19,800	$ 10,517
Fidelity Asset Manager 70%
Class A	.00%	.25%	$ 85,580	$ 6,742
Class T	.25%	.25%	94,858	1,369
Class B	.75%	.25%	84,984	64,017
Class C	.75%	.25%	138,858	18,195
			$ 404,280	$ 90,323
Fidelity Asset Manager 85%
Class A	.00%	.25%	$ 14,323	$ 1,203
Class T	.25%	.25%	8,050	9
Class B	.75%	.25%	9,855	7,396
Class C	.75%	.25%	18,949	7,380
			$ 51,177	$ 15,988

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Asset Manager 20%	Retained by FDC
Class A	$ 4,772
Class T	1,170
Class B*	2,976
Class C*	1,068
$ 9,986
Fidelity Asset Manager 30%
Class A	$ 2,133
Class T	930
Class B*	103
Class C*	69
$ 3,235
Fidelity Asset Manager 40%
Class A	$ 1,692
Class T	986
Class C*	133
$ 2,811
Fidelity Asset Manager 50%
Class A	$ 5,864
Class T	994
Class B*	3,114
Class C*	2,623
$ 12,595
Fidelity Asset Manager 60%
Class A	$ 4,781
Class T	1,225
Class B*	466
Class C*	584
$ 7,056
Fidelity Asset Manager 70%
Class A	$ 11,421
Class T	4,390
Class B*	31,401
Class C*	1,248
$ 48,460
Fidelity Asset Manager 85%
Class A	$ 9,592
Class T	1,334
Class B*	3,382
Class C *	842
$ 15,150

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Fidelity Asset Manager 20%
Class A	$ 8,756.19
Class T	4,187.17
Class B	2,378.24
Class C	3,692.20
Asset Manager 20%	1,056,519.11
Institutional Class	916.10
	$ 1,076,448
Fidelity Asset Manager 30%
Class A	$ 1,298.19
Class T	913.18
Class B	475.20
Class C	1,119.17
Asset Manager 30%	14,873.12
Institutional Class	255.13
	$ 18,933
Fidelity Asset Manager 40%
Class A	$ 3,020.15
Class T	1,185.14
Class B	666.12
Class C	813.14
Asset Manager 40%	8,023.13
Institutional Class	546.10
	$ 14,253
Fidelity Asset Manager 50%
Class A	$ 12,937.27
Class T	6,287.27
Class B	2,706.32
Class C	6,042.30
Asset Manager 50%	5,919,789.24
Institutional Class	805.16
	$ 5,948,566
Fidelity Asset Manager 60%
Class A	$ 4,814.31
Class T	2,535.29
Class B	1,424.30
Class C	1,821.27
Asset Manager 60%	20,210.26
Institutional Class	569.19
	$ 31,373

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Fidelity Asset Manager 70%
Class A	$ 106,055.31
Class T	60,187.32
Class B	25,863.31
Class C	42,775.31
Asset Manager 70%	2,303,404.27
Institutional Class	30,433.30
	$ 2,568,717
Fidelity Asset Manager 85%
Class A	$ 17,739.31
Class T	5,098.32
Class B	3,136.32
Class C	6,031.32
Asset Manager 85%	509,822.31
Institutional Class	629.17
	$ 542,455

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Asset Manager 50%	Borrower	$ 11,798,692.31%		$ 1,327

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Asset Manager 20%	$ 6,175
Fidelity Asset Manager 30%	94
Fidelity Asset Manager 40%	63
Fidelity Asset Manager 50%	16,717
Fidelity Asset Manager 60%	72
Fidelity Asset Manager 70%	6,270
Fidelity Asset Manager 85%	1,174

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Fidelity Asset Manager 20%
Class A	.90%	$ 224
Class B	1.65%	529
Class C	1.65%	250
Fidelity Asset Manager 30%
Class A	.90%	2,607
Class T	1.15%	2,036
Class B	1.65%	955
Class C	1.65%	2,548
Asset Manager 30%	.65%	40,873
Institutional Class	.65%	794
Fidelity Asset Manager 40%
Class A	.90%	8,736
Class T	1.15%	4,571
Class B	1.65%	3,056
Class C	1.65%	3,285
Asset Manager 40%	.65%	30,791
Institutional Class	.65%	2,833
Fidelity Asset Manager 50%
Class B	1.85%	113
Class C	1.85%	81
Fidelity Asset Manager 60%
Class A	1.10%	8,821
Class T	1.35%	5,194
Class B	1.85%	2,765
Class C	1.85%	3,723
Asset Manager 60%	.85%	42,939
Institutional Class	.85%	1,428

FMR voluntarily agreed to reimburse a portion of certain class' operating expenses. During the period, this reimbursement reduced these class' expenses as noted in the table below.

Reimbursement from adviser
Asset Manager 70%	$ 57,925

Many of the brokers with whom FMR places trades on behalf of certain Funds and certain Equity Central Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction	Transfer Agent expense reduction
Fidelity Asset Manager 20%	$ 8,964	$ 4	$ -
Fidelity Asset Manager 30%	214	-	-
Fidelity Asset Manager 40%	249	-	-
Fidelity Asset Manager 50%	94,094	-	-
Institutional Class	-	-	1
Fidelity Asset Manager 60%	577	-	-
Fidelity Asset Manager 70%	56,371	-	-
Institutional Class	-	-	17
Fidelity Asset Manager 85%	13,499	-	-

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2009	Year ended September 30, 2008
Fidelity Asset Manager 20%
From net investment income
Class A	$ 180,147	$ 217,282
Class T	88,049	139,471
Class B	31,323	38,980
Class C	58,952	66,883
Asset Manager 20%	40,691,242	90,572,886
Institutional Class	38,102	68,611
Total	$ 41,087,815	$ 91,104,113
From net realized gain
Class A	$ -	$ 111,897
Class T	-	88,892
Class B	-	24,291
Class C	-	35,012
Asset Manager 20%	-	49,278,678
Institutional Class	-	37,626
Total	$ -	$ 49,576,396
Fidelity Asset Manager 30% A
From net investment income
Class A	$ 22,276	$ 15,489
Class T	15,747	9,224
Class B	5,979	3,594
Class C	17,428	12,880
Asset Manager 30%	446,811	550,353
Institutional Class	6,585	3,693
Total	$ 514,826	$ 595,233
Fidelity Asset Manager 40% A
From net investment income
Class A	$ 35,278	$ 27,725
Class T	21,779	24,685
Class B	11,980	15,306
Class C	12,606	15,599
Asset Manager 40%	171,927	119,397
Institutional Class	18,120	25,655
Total	$ 271,690	$ 228,367
Fidelity Asset Manager 50%
From net investment income
Class A	$ 175,095	$ 185,719
Class T	82,261	112,972
Class B	24,744	29,127
Class C	55,455	67,942
Asset Manager 50%	105,195,748	239,444,582
Institutional Class	12,368	26,633
Total	$ 105,545,671	$ 239,866,975
From net realized gain
Class A	$ 8,976	$ 359,333
Class T	4,405	290,067
Class B	1,523	98,729
Class C	3,756	225,372
Asset Manager 50%	4,641,464	555,465,189
Institutional Class	794	71,038
Total	$ 4,660,918	$ 556,509,728

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders - continued

	Six months ended March 31, 2009	Year ended September 30, 2008
Fidelity Asset Manager 60% A
From net investment income
Class A	$ 47,042	$ 7,307
Class T	27,701	2,841
Class B	7,436	1,840
Class C	11,096	1,840
Asset Manager 60%	284,188	18,398
Institutional Class	10,417	4,475
Total	$ 387,880	$ 36,701
Fidelity Asset Manager 70%
From net investment income
Class A	$ 1,931,219	$ -B
Class T	1,065,950	-B
Class B	447,034	-B
Class C	727,522	-B
Asset Manager 70%	49,684,258	72,024,349
Institutional Class	583,810	-B
Total	$ 54,439,793	$ 72,024,349
From net realized gain
Asset Manager 70%	$ -	$ 3,513,384
Fidelity Asset Manager 85%
From net investment income
Class A	$ 236,401	$ 150,986
Class T	60,047	34,666
Class B	22,565	23,020
Class C	40,556	54,595
Asset Manager 85%	7,078,878	9,096,274
Institutional Class	16,915	3,940
Total	$ 7,455,362	$ 9,363,481
From net realized gain
Class A	$ -	$ 20,022
Class T	-	5,093
Class B	-	4,288
Class C	-	9,298
Asset Manager 85%	-	1,185,614
Institutional Class	-	488
Total	$ -	$ 1,224,803

A For the period October 9, 2007 (commencement of operations) to September 30, 2008.

B For the period September 23, 2008 (commencement of shares) to September 30, 2008.

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2009	Year ended September 30, 2008	Six months ended March 31, 2009	Year ended September 30, 2008
Fidelity Asset Manager 20%
Class A
Shares sold	634,581	723,971	$ 6,525,830	$ 8,907,277
Reinvestment of distributions	15,025	20,064	156,054	246,151
Shares redeemed	(270,144)	(301,654)	(2,767,617)	(3,651,098)
Net increase (decrease)	379,462	442,381	$ 3,914,267	$ 5,502,330
Class T
Shares sold	288,151	207,033	$ 2,927,194	$ 2,528,153
Reinvestment of distributions	7,696	16,854	80,062	207,671
Shares redeemed	(95,656)	(97,145)	(1,000,282)	(1,189,971)
Net increase (decrease)	200,191	126,742	$ 2,006,974	$ 1,545,853
Class B
Shares sold	93,326	148,755	$ 965,326	$ 1,806,819
Reinvestment of distributions	2,446	4,541	25,538	55,799
Shares redeemed	(70,967)	(55,802)	(728,464)	(672,403)
Net increase (decrease)	24,805	97,494	$ 262,400	$ 1,190,215
Class C
Shares sold	264,521	269,755	$ 2,680,057	$ 3,257,302
Reinvestment of distributions	4,322	5,896	45,081	72,166
Shares redeemed	(80,815)	(83,185)	(829,550)	(1,003,632)
Net increase (decrease)	188,028	192,466	$ 1,895,588	$ 2,325,836
Asset Manager 20%
Shares sold	22,888,116	58,898,445	$ 236,122,367	$ 723,714,675
Reinvestment of distributions	3,719,483	10,897,714	38,964,766	134,543,532
Shares redeemed	(52,756,566)	(64,781,528)	(545,872,295)	(791,199,186)
Net increase (decrease)	(26,148,967)	5,014,631	$ (270,785,162)	$ 67,059,021
Institutional Class
Shares sold	110,285	180,834	$ 1,138,837	$ 2,308,608
Reinvestment of distributions	3,359	8,001	34,957	98,769
Shares redeemed	(33,409)	(56,367)	(345,814)	(687,919)
Net increase (decrease)	80,235	132,468	$ 827,980	$ 1,719,458
Fidelity Asset Manager 30% A
Class A
Shares sold	127,921	144,653	$ 974,471	$ 1,379,463
Reinvestment of distributions	2,359	1,332	18,271	12,471
Shares redeemed	(61,766)	(12,117)	(455,534)	(111,408)
Net increase (decrease)	68,514	133,868	$ 537,208	$ 1,280,526
Class T
Shares sold	48,526	133,157	$ 367,568	$ 1,249,065
Reinvestment of distributions	1,999	983	15,603	9,168
Shares redeemed	(38,976)	(10,072)	(291,284)	(93,877)
Net increase (decrease)	11,549	124,068	$ 91,887	$ 1,164,356
Class B
Shares sold	41,142	55,559	$ 308,567	$ 524,350
Reinvestment of distributions	755	382	5,907	3,594
Shares redeemed	(39,424)	(392)	(297,022)	(3,644)
Net increase (decrease)	2,473	55,549	$ 17,452	$ 524,300
Class C
Shares sold	49,420	186,960	$ 377,832	$ 1,749,175
Reinvestment of distributions	2,113	1,370	16,575	12,797
Shares redeemed	(40,980)	(15,226)	(310,059)	(143,734)
Net increase (decrease)	10,553	173,104	$ 84,348	$ 1,618,238

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2009	Year ended September 30, 2008	Six months ended March 31, 2009	Year ended September 30, 2008
Asset Manager 30%
Shares sold	2,935,116	5,359,391	$ 22,370,855	$ 50,914,907
Reinvestment of distributions	55,884	56,102	434,649	525,162
Shares redeemed	(1,859,651)	(2,411,599)	(14,190,414)	(22,329,751)
Net increase (decrease)	1,131,349	3,003,894	$ 8,615,090	$ 29,110,318
Institutional Class
Shares sold	52,253	23,759	$ 406,925	$ 231,444
Reinvestment of distributions	857	391	6,585	3,693
Shares redeemed	(22,657)	-	(173,786)	-
Net increase (decrease)	30,453	24,150	$ 239,724	$ 235,137
Fidelity Asset Manager 40% A
Class A
Shares sold	792,778	250,703	$ 5,666,470	$ 2,436,280
Reinvestment of distributions	4,500	2,933	33,985	27,298
Shares redeemed	(337,797)	(12,251)	(2,416,086)	(109,719)
Net increase (decrease)	459,481	241,385	$ 3,284,369	$ 2,353,859
Class T
Shares sold	78,358	227,454	$ 563,760	$ 2,214,040
Reinvestment of distributions	2,828	2,641	21,689	24,648
Shares redeemed	(62,518)	(11,458)	(440,919)	(102,562)
Net increase (decrease)	18,668	218,637	$ 144,530	$ 2,136,126
Class B
Shares sold	20,387	164,587	$ 146,811	$ 1,626,346
Reinvestment of distributions	1,500	1,632	11,541	15,307
Shares redeemed	(48,760)	(2,203)	(344,255)	(19,407)
Net increase (decrease)	(26,873)	164,016	$ (185,903)	$ 1,622,246
Class C
Shares sold	32,773	185,184	$ 233,930	$ 1,826,153
Reinvestment of distributions	1,615	1,654	12,390	15,523
Shares redeemed	(46,404)	(22,232)	(327,789)	(200,684)
Net increase (decrease)	(12,016)	164,606	$ (81,469)	$ 1,640,992
Asset Manager 40%
Shares sold	1,446,502	1,762,049	$ 10,403,133	$ 16,509,845
Reinvestment of distributions	22,213	12,657	169,291	116,657
Shares redeemed	(696,984)	(477,589)	(4,961,223)	(4,363,370)
Net increase (decrease)	771,731	1,297,117	$ 5,611,201	$ 12,263,132
Institutional Class
Shares sold	361	156,120	$ 2,628	$ 1,556,663
Reinvestment of distributions	2,356	2,743	18,120	25,655
Shares redeemed	(36,331)	-	(256,342)	-
Net increase (decrease)	(33,614)	158,863	$ (235,594)	$ 1,582,318
Fidelity Asset Manager 50%
Class A
Shares sold	349,204	701,937	$ 3,707,252	$ 10,522,398
Reinvestment of distributions	14,959	34,512	171,904	528,926
Shares redeemed	(185,402)	(176,302)	(1,942,416)	(2,573,190)
Net increase (decrease)	178,761	560,147	$ 1,936,740	$ 8,478,134
Class T
Shares sold	153,716	321,333	$ 1,619,296	$ 4,828,159
Reinvestment of distributions	6,930	25,741	79,767	396,949
Shares redeemed	(113,333)	(108,476)	(1,219,716)	(1,580,570)
Net increase (decrease)	47,313	238,598	$ 479,347	$ 3,644,538

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2009	Year ended September 30, 2008	Six months ended March 31, 2009	Year ended September 30, 2008
Fidelity Asset Manager 50%
Class B
Shares sold	71,940	140,799	$ 760,357	$ 2,118,896
Reinvestment of distributions	1,995	6,699	23,053	103,082
Shares redeemed	(49,296)	(45,273)	(523,525)	(662,500)
Net increase (decrease)	24,639	102,225	$ 259,885	$ 1,559,478
Class C
Shares sold	153,896	230,335	$ 1,654,077	$ 3,467,980
Reinvestment of distributions	3,317	14,272	37,940	220,179
Shares redeemed	(101,220)	(78,688)	(1,057,520)	(1,165,992)
Net increase (decrease)	55,993	165,919	$ 634,497	$ 2,522,167
Asset Manager 50%
Shares sold	14,160,873	28,976,509	$ 151,563,072	$ 439,124,893
Reinvestment of distributions	9,190,561	49,866,308	106,276,520	772,727,250
Shares redeemed	(61,823,348)	(116,862,705)	(660,314,141)	(1,770,033,572)
Net increase (decrease)	(38,471,914)	(38,019,888)	$ (402,474,549)	$ (558,181,429)
Institutional Class
Shares sold	120,324	64,415	$ 1,295,621	$ 1,084,439
Reinvestment of distributions	1,174	6,272	13,162	97,072
Shares redeemed	(5,843)	(45,377)	(61,098)	(667,764)
Net increase (decrease)	115,655	25,310	$ 1,247,685	$ 513,747
Fidelity Asset Manager 60% A
Class A
Shares sold	302,878	508,064	$ 1,952,117	$ 4,661,791
Reinvestment of distributions	7,097	761	46,058	7,307
Shares redeemed	(144,277)	(114,471)	(923,187)	(1,028,696)
Net increase (decrease)	165,698	394,354	$ 1,074,988	$ 3,640,402
Class T
Shares sold	256,414	186,969	$ 1,673,445	$ 1,747,896
Reinvestment of distributions	3,579	283	23,192	2,720
Shares redeemed	(120,035)	(32,399)	(764,230)	(277,952)
Net increase (decrease)	139,958	154,853	$ 932,407	$ 1,472,664
Class B
Shares sold	55,125	138,223	$ 356,188	$ 1,314,613
Reinvestment of distributions	1,109	192	7,209	1,840
Shares redeemed	(41,689)	(2,557)	(262,179)	(22,565)
Net increase (decrease)	14,545	135,858	$ 101,218	$ 1,293,888
Class C
Shares sold	54,323	210,884	$ 351,834	$ 1,970,860
Reinvestment of distributions	1,710	192	11,096	1,840
Shares redeemed	(71,554)	(3,246)	(451,839)	(27,889)
Net increase (decrease)	(15,521)	207,830	$ (88,909)	$ 1,944,811
Asset Manager 60%
Shares sold	2,083,610	3,150,368	$ 13,537,015	$ 28,160,474
Reinvestment of distributions	42,505	1,882	275,857	18,064
Shares redeemed	(2,071,535)	(362,700)	(13,763,948)	(3,178,965)
Net increase (decrease)	54,580	2,789,550	$ 48,924	$ 24,999,573
Institutional Class
Shares sold	300	99,914	$ 1,918	$ 989,544
Reinvestment of distributions	1,605	466	10,417	4,475
Shares redeemed	(24,045)	(916)	(152,405)	(7,979)
Net increase (decrease)	(22,140)	99,464	$ (140,070)	$ 986,040

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2009	Year ended September 30, 2008	Six months ended March 31, 2009	Year ended September 30, 2008
Fidelity Asset Manager 70%
Class A B
Shares sold	1,089,558	20,467	$ 11,515,611	$ 370,778
Issued in exchange for shares of Fidelity Advisor Asset Manager 70%	-	6,533,497	-	92,514,323
Reinvestment of distributions	173,733	-	1,832,882	-
Shares redeemed	(1,552,765)	(17,859)	(16,488,564)	(315,305)
Net increase (decrease)	(289,474)	6,536,105	$ (3,140,071)	$ 92,569,796
Class T B
Shares sold	281,560	5,194	$ 2,982,418	$ 138,458
Issued in exchange for shares of Fidelity Advisor Asset Manager 70%	-	3,860,173	-	54,660,040
Reinvestment of distributions	97,734	-	1,031,094	-
Shares redeemed	(851,162)	(12,767)	(9,148,341)	(237,608)
Net increase (decrease)	(471,868)	3,852,600	$ (5,134,829)	$ 54,560,890
Class B B
Shares sold	99,786	8,599	$ 1,065,028	$ 132,691
Issued in exchange for shares of Fidelity Advisor Asset Manager 70%	-	1,725,798	-	24,437,297
Reinvestment of distributions	39,046	-	411,939	-
Shares redeemed	(439,084)	(7,056)	(4,572,209)	(105,755)
Net increase (decrease)	(300,252)	1,727,341	$ (3,095,242)	$ 24,464,233
Class C B
Shares sold	154,462	2,918	$ 1,656,662	$ 217,647
Issued in exchange for shares of Fidelity Advisor Asset Manager 70%	-	2,780,313	-	39,369,233
Reinvestment of distributions	60,708	-	640,464	-
Shares redeemed	(520,050)	(10,650)	(5,519,344)	(326,514)
Net increase (decrease)	(304,880)	2,772,581	$ (3,222,218)	$ 39,260,366
Asset Manager 70%
Shares sold	6,806,914	12,436,796	$ 72,213,552	$ 201,255,406
Reinvestment of distributions	4,628,030	4,363,853	48,825,720	74,272,772
Shares redeemed	(18,834,758)	(33,660,002)	(200,018,713)	(549,568,450)
Net increase (decrease)	(7,399,814)	(16,859,353)	$ (78,979,441)	$ (274,040,272)
Institutional Class B
Shares sold	187,268	10,330	$ 2,020,764	$ 152,572
Issued in exchange for shares of Fidelity Advisor Asset Manager 70%	-	1,881,221	-	26,638,086
Reinvestment of distributions	55,050	-	580,778	-
Shares redeemed	(205,454)	(3,734)	(2,167,758)	(57,654)
Net increase (decrease)	36,864	1,887,817	$ 433,784	$ 26,733,004
Fidelity Asset Manager 85%
Class A
Shares sold	575,378	881,000	$ 4,699,493	$ 11,708,813
Reinvestment of distributions	27,818	11,613	230,607	164,450
Shares redeemed	(145,761)	(212,398)	(1,192,418)	(2,755,503)
Net increase (decrease)	457,435	680,215	$ 3,737,682	$ 9,117,760
Class T
Shares sold	106,204	302,865	$ 865,764	$ 3,973,155
Reinvestment of distributions	6,419	2,802	53,147	39,626
Shares redeemed	(75,736)	(52,286)	(611,229)	(680,328)
Net increase (decrease)	36,887	253,381	$ 307,682	$ 3,332,453
Class B
Shares sold	73,022	152,342	$ 591,493	$ 2,031,969
Reinvestment of distributions	2,567	1,841	21,255	26,000
Shares redeemed	(59,412)	(39,226)	(472,411)	(510,836)
Net increase (decrease)	16,177	114,957	$ 140,337	$ 1,547,133
Class C
Shares sold	144,824	329,559	$ 1,158,465	$ 4,362,588
Reinvestment of distributions	3,717	3,034	30,743	42,720
Shares redeemed	(115,976)	(86,632)	(946,075)	(1,115,724)
Net increase (decrease)	32,565	245,961	$ 243,133	$ 3,289,584

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2009	Year ended September 30, 2008	Six months ended March 31, 2009	Year ended September 30, 2008
Asset Manager 85%
Shares sold	5,371,041	11,096,127	$ 44,712,229	$ 149,870,831
Reinvestment of distributions	831,961	709,187	6,921,914	10,063,914
Shares redeemed	(6,815,743)	(10,707,014)	(56,893,825)	(142,112,234)
Net increase (decrease)	(612,741)	1,098,300	$ (5,259,682)	$ 17,822,511
Institutional Class
Shares sold	77,043	62,723	$ 619,474	$ 834,204
Reinvestment of distributions	1,865	180	15,502	2,553
Shares redeemed	(27,085)	(13,803)	(214,182)	(173,778)
Net increase (decrease)	51,823	49,100	$ 420,794	$ 662,979

A For the period October 9, 2007 (commencement of operations) to September 30, 2008.

B For the period September 23, 2008 (commencement of operations) to September 30, 2008.

11. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Fund	Affiliated %
Fidelity Asset Manager 40%	29%

12. Merger Information.

On September 26, 2008, Fidelity Asset Manager 70% acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Asset Manager 70% Fund pursuant to an agreement and plan of reorganization approved by the Board of Trustees on May 15, 2008. The acquisition was accomplished by an exchange of 6,533,497, 3,860,173, 1,725,798, 2,780,313 and 1,881,221 shares of Class A, Class T, Class B, Class C and Institutional Class of the Fund, respectively, for 9,324,617, 5,534,757, 2,486,431, 4,011,919, and 2,679,998 shares then outstanding of Class A, Class T, Class B, Class C and Institutional Class (valued at $9.92, $9.88, $9.83, $9.81, and $9.94, per share for Class A, Class T, Class B, Class C and Institutional Class, respectively) of the Fidelity Advisor Asset Manager 70% Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Fidelity Advisor Asset Manager 70% Fund's net assets, including $21,261,054 of unrealized depreciation, were combined with the Fund's net assets of $2,365,472,024 for total net assets after the acquisition of $2,603,091,003.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AARI-USAN-0509
1.878285.100

Fidelity®
Broad Market Opportunities
Fund

(To be renamed Fidelity Series Broad Market Opportunities Fund effective April 2009)

Semiannual Report

March 31, 2009

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	3	Ned Johnson's message to shareholders.
Shareholder Expense Example	4	An example of shareholder expenses.
Investment Changes	5	A summary of major shifts in the fund's investments over the past six months.
Investments	7	A complete list of the fund's investments with their market values.
Financial Statements	10	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	14	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2008 to March 31, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	AnnualizedExpense Ratio	Beginning Account Value October 1, 2008	Ending Account Value March 31, 2009	Expenses Paid During Period* October 1, 2008 to March 31, 2009
Actual	1.00%	$ 1,000.00	$ 706.90	$ 4.26
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,019.95	$ 5.04

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Fidelity Broad Market Opportunities Fund

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity Sector Central Funds.

Top Ten Stocks as of March 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Procter & Gamble Co.	1.6	1.8
Hewlett-Packard Co.	1.4	0.0
QUALCOMM, Inc.	1.1	0.5
The Coca-Cola Co.	1.0	1.1
PepsiCo, Inc.	1.0	0.9
Medco Health Solutions, Inc.	0.9	0.2
Microsoft Corp.	0.9	0.2
Schering-Plough Corp.	0.9	0.0
Apple, Inc.	0.9	1.8
CVS Caremark Corp.	0.9	1.8
	10.6
Asset Allocation (% of fund's net assets)
As of March 31, 2009	As of September 30, 2008
Stocks 98.1%	Stocks 97.1%
Bonds 0.1%	Bonds 0.1%
Convertible Securities 0.1%	Convertible Securities 0.2%
Short-Term Investments and Net Other Assets 1.7%	Short-Term Investments and Net Other Assets 2.6%

Semiannual Report

Fidelity Broad Market Opportunities Fund

Investment Changes (Unaudited) - continued

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2009
% of fund's net assets
Equity Holdings
Equity Sector Central Funds
Fidelity Information Technology Central Fund	18.3
Fidelity Health Care Central Fund	15.5
Fidelity Energy Central Fund	12.0
Fidelity Financials Central Fund	11.5
Fidelity Consumer Staples Central Fund	11.1
Fidelity Industrials Central Fund	10.3
Fidelity Consumer Discretionary Central Fund	9.7
Fidelity Utilities Central Fund	4.3
Fidelity Telecom Services Central Fund	3.7
Fidelity Materials Central Fund	3.6
Total Equity Sector Central Funds	100.0
Net Other Assets	0.0
Total	100.0

At period end, investments in foreign securities, including the Fund's pro-rata share of the underlying Central Funds, was 15.4% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Semiannual Report

Fidelity Broad Market Opportunities Fund

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Equity Sector Central Funds - 100.0%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (a)	3,722	$ 255,684
Fidelity Consumer Staples Central Fund (a)	3,300	292,905
Fidelity Energy Central Fund (a)	4,738	316,665
Fidelity Financials Central Fund (a)	8,597	304,337
Fidelity Health Care Central Fund (a)	5,082	408,188
Fidelity Industrials Central Fund (a)	4,068	271,477
Fidelity Information Technology Central Fund (a)	6,349	481,949
Fidelity Materials Central Fund (a)	1,215	96,528
Fidelity Telecom Services Central Fund (a)	1,266	97,134
Fidelity Utilities Central Fund (a)	1,542	112,920
TOTAL EQUITY SECTOR CENTRAL FUNDS (Cost $4,358,906)		2,637,787
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,358,906)		2,637,787
NET OTHER ASSETS - 0.0%		763
NET ASSETS - 100%		$ 2,638,550
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Consumer Discretionary Central Fund	$ 2,674
Fidelity Consumer Staples Central Fund	4,312
Fidelity Energy Central Fund	2,124
Fidelity Financials Central Fund	7,178
Fidelity Health Care Central Fund	3,613
Fidelity Industrials Central Fund	3,800
Fidelity Information Technology Central Fund	2,132
Fidelity Materials Central Fund	1,144
Fidelity Telecom Services Central Fund	1,042
Fidelity Utilities Central Fund	2,286
Total	$ 30,305
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	SalesProceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 397,265	$ 92,523	$ 126,804	$ 255,684	0.1%
Fidelity Consumer Staples Central Fund	440,860	128,413	173,810	292,905	0.1%
Fidelity Energy Central Fund	496,317	180,746	155,112	316,665	0.1%
Fidelity Financials Central Fund	711,636	172,251	269,291	304,337	0.1%
Fidelity Health Care Central Fund	550,440	124,365	155,393	408,188	0.1%
Fidelity Industrials Central Fund	487,278	111,879	141,083	271,477	0.1%
Fidelity Information Technology Central Fund	636,167	190,279	186,030	481,949	0.1%
Fidelity Materials Central Fund	153,938	31,944	42,744	96,528	0.1%
Fidelity Telecom Services Central Fund	114,302	45,937	46,605	97,134	0.1%
Fidelity Utilities Central Fund	157,597	47,247	57,820	112,920	0.1%
Total	$ 4,145,800	$ 1,125,584	$ 1,354,692	$ 2,637,787
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,637,787	$ 2,637,787	$ -	$ -
The information in the following table is based on the combined investment of the Fund and its pro-rata share of the investments of Fidelity's Equity Central Funds.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	84.6%
Switzerland	2.5%
Bermuda	2.2%
Germany	1.2%
Cayman Islands	1.2%
Netherlands	1.0%
United Kingdom	1.0%
Others (individually less than 1%)	6.3%
100.0%
Income Tax Information
The fund intends to elect to defer to its fiscal year ending September 30, 2009 approximately $558,596 of losses recognized during the period November 1, 2007 to September 30, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2009 (Unaudited)

Assets
Investment in securities, at value (cost $4,358,906) - See accompanying schedule		$ 2,637,787
Cash		11,612
Receivable for investments sold		11,274
Prepaid expenses		26
Receivable from investment adviser for expense reductions		437
Other receivables		25
Total assets		2,661,161

Liabilities
Payable for fund shares redeemed	$ 10,872
Accrued management fee	1,188
Other affiliated payables	521
Other payables and accrued expenses	10,030
Total liabilities		22,611

Net Assets		$ 2,638,550
Net Assets consist of:
Paid in capital		$ 4,981,866
Undistributed net investment income		2,278
Accumulated undistributed net realized gain (loss) on investments		(624,475)
Net unrealized appreciation (depreciation) on investments		(1,721,119)
Net Assets, for 477,219 shares outstanding		$ 2,638,550
Net Asset Value, offering price and redemption price per share ($2,638,550 ÷ 477,219 shares)		$ 5.53

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2009 (Unaudited)

Investment Income
Income from Fidelity Central Funds		$ 30,305
Interest		8
Total income		30,313

Expenses
Management fee	$ 8,320
Transfer agent fees	3,063
Accounting fees and expenses	570
Custodian fees and expenses	5,717
Independent trustees' compensation	6
Audit	15,198
Legal	7
Miscellaneous	24
Total expenses before reductions	32,905
Expense reductions	(18,336)	14,569
Net investment income (loss)		15,744
Realized and Unrealized Gain (Loss) Fidelity Central Funds		(577,611)
Change in net unrealized appreciation (depreciation) on investment securities		(701,288)
Net gain (loss)		(1,278,899)
Net increase (decrease) in net assets resulting from operations		$ (1,263,155)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2009 (Unaudited)	Year endedSeptember 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,744	$ 27,154
Net realized gain (loss)	(577,611)	(65,513)
Change in net unrealized appreciation (depreciation)	(701,288)	(1,122,803)
Net increase (decrease) in net assets resulting from operations	(1,263,155)	(1,161,162)
Distributions to shareholders from net investment income	(17,086)	(7,629)
Share transactions Proceeds from sales of shares	1,031,282	4,532,585
Reinvestment of distributions	17,086	7,629
Cost of shares redeemed	(1,263,238)	(855,540)
Net increase (decrease) in net assets resulting from share transactions	(214,870)	3,684,674
Total increase (decrease) in net assets	(1,495,111)	2,515,883

Net Assets
Beginning of period	4,133,661	1,617,778
End of period (including undistributed net investment income of $2,278 and undistributed net investment income of $3,620, respectively)	$ 2,638,550	$ 4,133,661
Other Information Shares
Sold	176,252	468,605
Issued in reinvestment of distributions	2,941	728
Redeemed	(227,434)	(94,549)
Net increase (decrease)	(48,241)	374,784

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended March 31, 2009

Years endedSeptember 30,

(Unaudited)

2008

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 7.87	$ 10.74	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.07	.01
Net realized and unrealized gain (loss)	(2.33)	(2.91)	.73
Total from investment operations	(2.30)	(2.84)	.74
Distributions from net investment income	(.04)	(.03)	-
Net asset value, end of period	$ 5.53	$ 7.87	$ 10.74
Total Return B, C	(29.31)%	(26.51)%	7.40%
Ratios to Average Net Assets E, H
Expenses before reductions	2.24% A	2.35%	11.66% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00% A
Expenses net of all reductions	.99% A	.99%	1.00% A
Net investment income (loss)	1.07% A	.76%	1.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,639	$ 4,134	$ 1,618
Portfolio turnover rate F	74% A	21%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 21, 2007 (commencement of operations) to September 30, 2007.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2009 (Unaudited)

1. Organization.

Fidelity Broad Market Opportunities Fund (the Fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. On March 18, 2009, the Board of Trustees approved a change in the name of Fidelity Broad Market Opportunities Fund to Fidelity Series Broad Market Opportunities Fund effective April 1, 2009.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

FidelityCentral Fund	InvestmentManager	InvestmentObjective	InvestmentPractices
Fidelity Equity Sector Central Funds	Fidelity Management & Research Company, Inc (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities, Repurchase Agreements,RestrictedSecurities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available atfidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site, or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of March 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's net asset value.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships (including allocations from Fidelity Central Funds) and losses deferred due to excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 696
Unrealized depreciation	(1,984,474)
Net unrealized appreciation (depreciation)	$ (1,983,778)
Cost for federal income tax purposes	$ 4,621,565

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Repurchase Agreements - continued

collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares aggregated $1,125,584 and $1,354,695, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .21% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10

Semiannual Report

7. Committed Line of Credit - continued

and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded 1.00% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $18,163.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $110 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $63.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all the outstanding shares of the Fund.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

BMO-SANN-0509
1.848240.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Charles Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 28, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 28, 2009